Low Volatility Equity Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2019

(Unaudited)

Description	Shares	Value
Common Stocks — 98.8%

Communication Services — 3.6%

Advertising — 1.2%
Omnicom Group, Inc. (1)	37,188	$2,955,702

Cable & Satellite — 0.4%
Sirius XM Holdings, Inc. (1)	158,415	1,105,737

Integrated Telecommunication Services — 1.3%
Verizon Communications, Inc.	51,866	3,124,408

Movies & Entertainment — 0.5%
Madison Square Garden Co., Class A (2)	3,947	1,112,185

Publishing — 0.2%
John Wiley & Sons, Inc., Class A (1)	9,477	447,883

Total Communication Services		8,745,915

Consumer Discretionary — 8.5%

Apparel Retail — 0.8%
TJX Cos., Inc.	31,343	1,915,998

Automotive Retail — 2.5%
AutoZone, Inc. (1) (2)	5,260	6,195,859

Computer & Electronics Retail — 0.3%
Best Buy Co., Inc. (1)	9,714	783,337

Education Services — 1.6%
Bright Horizons Family Solutions, Inc. (2)	20,220	3,043,514
Graham Holdings Co., Class B	1,429	902,571

		3,946,085
General Merchandise Stores — 1.6%
Dollar General Corp.	14,930	2,349,385
Target Corp.	11,402	1,425,364

		3,774,749
Internet Software & Services — 0.2%
eBay, Inc.	16,057	570,345

Restaurants — 1.1%
Brinker International, Inc. (1)	11,576	518,605
Darden Restaurants, Inc.	18,388	2,177,874

		2,696,479
Specialized Consumer Services — 0.4%
ServiceMaster Global Holdings, Inc. (2)	26,176	1,025,837

Total Consumer Discretionary		20,908,689

Consumer Staples — 20.0%

Agricultural Products — 1.6%
Ingredion, Inc.	47,340	3,937,268

Food Distributors — 3.8%
Sysco Corp.	60,773	4,895,265
U.S. Foods Holding Corp. (2)	112,201	4,462,234

		9,357,499

Food Retail — 4.4%
Kroger Co.	200,903	5,492,688

Sprouts Farmers Market, Inc. (2)	262,963	5,206,667

		10,699,355
Household Products — 0.5%
Church & Dwight Co., Inc.	9,558	671,354
Procter & Gamble Co.	5,252	641,059

		1,312,413
Hypermarkets & Super Centers — 4.7%
Costco Wholesale Corp.	19,908	5,968,617
Walmart, Inc. (1)	46,451	5,531,850

		11,500,467
Packaged Foods & Meats — 2.9%
Flowers Foods, Inc. (1)	88,237	1,899,743
Hershey Co. (1)	27,515	4,076,622
J.M. Smucker Co. (1)	4,250	446,632
Kellogg Co. (1)	9,714	632,576

		7,055,573
Soft Drinks — 2.1%
PepsiCo, Inc. (1)	38,232	5,193,053

Total Consumer Staples		49,055,628

Energy — 2.9%

Integrated Oil & Gas — 2.7%
Chevron Corp. (1)	35,328	4,137,969
Exxon Mobil Corp. (1)	18,457	1,257,475
Occidental Petroleum Corp. (1)	29,810	1,149,772

		6,545,216
Oil & Gas-Exploration & Production — 0.2%
ConocoPhillips (1)	8,373	501,877

Total Energy		7,047,093

Financials — 15.0%

Consumer Finance — 1.3%
American Express Co.	26,901	3,231,348

Financial Exchanges & Data — 1.2%
Morningstar, Inc. (1)	18,788	2,951,595

Life & Health Insurance — 2.4%
Aflac, Inc.	105,342	5,776,955

Property & Casualty Insurance — 4.2%
Allstate Corp.	46,890	5,221,202
Axis Capital Holdings, Ltd.	52,551	3,109,968
Travelers Cos., Inc.	13,571	1,855,427

		10,186,597
Regional Banks — 2.7%
Citizens Financial Group, Inc.	42,907	1,650,203
PNC Financial Services Group, Inc. (1)	21,677	3,321,133
Popular, Inc. (1)	23,618	1,306,312
Regions Financial Corp. (1)	26,898	447,583

		6,725,231
Reinsurance — 3.2%
Everest Re Group, Ltd. (1)	20,208	5,481,622
RenaissanceRe Holdings, Ltd.	12,965	2,441,698

		7,923,320

Total Financials		36,795,046

Healthcare — 12.1%

Biotechnology — 0.8%
Amgen, Inc.	5,931	1,392,124

Gilead Sciences, Inc. (1)	9,262	622,777

		2,014,901
Healthcare Equipment — 3.6%
Baxter International, Inc.	65,361	5,357,641
Medtronic PLC	30,542	3,402,074

		8,759,715
Healthcare Facilities — 0.3%
Universal Health Services, Inc., Class B (1)	4,353	607,200

Healthcare Services — 0.1%
MEDNAX, Inc. (1) (2)	11,628	303,723

Pharmaceuticals — 7.3%
Eli Lilly & Co.	37,386	4,387,247
Johnson & Johnson	25,328	3,482,347
Merck & Co., Inc.	56,796	4,951,475
Pfizer, Inc.	131,840	5,078,477

		17,899,546

Total Healthcare		29,585,085

Industrials — 6.7%

Aerospace & Defense — 2.9%
Lockheed Martin Corp. (1)	13,420	5,247,623
Northrop Grumman Corp.	5,527	1,944,233

		7,191,856
Environmental & Facilities Services — 3.5%
Republic Services, Inc.	32,519	2,882,809
Waste Management, Inc. (1)	50,511	5,703,197

		8,586,006
Industrial Conglomerates — 0.3%
Carlisle Cos., Inc.	4,496	701,286

Total Industrials		16,479,148

Information Technology — 4.1%

Communications Equipment — 2.4%
Motorola Solutions, Inc.	34,344	5,745,751

Data Processing & Outsourced Services — 1.7%
Genpact, Ltd.	103,711	4,221,038

Total Information Technology		9,966,789

Materials — 2.0%

Gold — 2.0%
Newmont Goldcorp Corp. (1)	131,909	5,065,306

Real Estate — 10.5%

Hotel & Resort REIT’s — 1.2%
Apple Hospitality REIT, Inc. (1)	187,562	3,049,758

Office REIT’s — 2.1%
Equity Commonwealth (1)	138,534	4,550,842
Piedmont Office Realty Trust, Inc., Class A (1)	21,840	483,101

		5,033,943
Residential REIT’s — 4.7%
Equity LifeStyle Properties, Inc. (1)	33,196	2,459,160
Essex Property Trust, Inc. (1)	17,833	5,567,106
UDR, Inc. (1)	75,153	3,611,101

		11,637,367
Specialized REIT’s — 2.5%
CubeSmart	18,594	573,439
Extra Space Storage, Inc. (1)	9,691	1,027,731

Public Storage (1)	21,193	4,464,941

		6,066,111

Total Real Estate		25,787,179

Utilities — 13.4%

Electric Utilities — 11.2%
American Electric Power Co., Inc. (1)	61,902	5,654,748
Avangrid, Inc. (1)	39,464	1,915,582
Duke Energy Corp. (1)	50,442	4,447,471
Entergy Corp.	51,740	6,022,019
Evergy, Inc. (1)	18,378	1,162,776
Exelon Corp.	110,954	4,926,358
Xcel Energy, Inc.	52,184	3,208,794

		27,337,748
Multi-Utilities — 2.2%
Ameren Corp. (1)	43,819	3,257,067
CMS Energy Corp. (1)	12,544	768,947
Public Service Enterprise Group, Inc. (1)	24,017	1,424,448

		5,450,462

Total Utilities		32,788,210

Total Common Stocks (identified cost $202,189,906)		242,224,088

Short-Term Investments — 31.9%

Collateral Pool Investments for Securities on Loan — 31.0%
Collateral pool allocation (3)		75,930,586

Mutual Funds — 0.9%
BMO Institutional Prime Money Market Fund — Premier Class, 1.880% (4)	2,176,156	2,176,156

Total Short-Term Investments (identified cost $78,106,731)		78,106,742

Total Investments — 130.7% (identified cost $280,296,637)		320,330,830

Other Assets and Liabilities — (30.7)%		(75,315,657)

Total Net Assets — 100.0%		$245,015,173

Dividend Income Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2019

(Unaudited)

Description	Shares	Value
Common Stocks — 98.2%

Communication Services — 7.9%

Broadcasting — 0.5%
Nexstar Media Group, Inc., Class A (1)	15,163	$1,633,207

Cable & Satellite — 2.7%
Comcast Corp., Class A	203,938	9,003,863

Integrated Telecommunication Services — 4.7%
AT&T, Inc. (1)	174,980	6,540,752
Verizon Communications, Inc.	157,522	9,489,125

		16,029,877

Total Communication Services		26,666,947

Consumer Discretionary — 6.4%

Apparel, Accessories & Luxury Goods — 0.5%
Ralph Lauren Corp. (1)	14,024	1,505,336

Computer & Electronics Retail — 1.1%
Best Buy Co., Inc. (1)	46,437	3,744,680

Department Stores — 1.1%
Kohl’s Corp. (1)	78,209	3,676,605

General Merchandise Stores — 0.5%
Target Corp.	14,701	1,837,772

Home Improvement Retail — 1.7%
Lowe’s Cos., Inc.	49,715	5,832,067

Hotels, Resorts & Cruise Lines — 0.8%
Wyndham Destinations, Inc. (1)	52,516	2,547,026

Restaurants — 0.7%
Darden Restaurants, Inc. (1)	21,141	2,503,940

Total Consumer Discretionary		21,647,426

Consumer Staples — 6.7%

Food Distributors — 2.3%
Sysco Corp.	98,382	7,924,670

Hypermarkets & Super Centers — 2.0%
Walmart, Inc. (1)	55,525	6,612,472

Packaged Foods & Meats — 1.0%
Tyson Foods, Inc., Class A	37,577	3,377,797

Soft Drinks — 1.4%
PepsiCo, Inc. (1)	34,840	4,732,317

Total Consumer Staples		22,647,256

Energy — 7.9%

Integrated Oil & Gas — 2.4%
Chevron Corp. (1)	68,488	8,021,999

Oil & Gas-Exploration & Production — 1.2%
ConocoPhillips	69,124	4,143,293

Oil & Gas-Refining & Marketing — 2.8%
Marathon Petroleum Corp.	58,173	3,527,611
Valero Energy Corp. (1)	61,183	5,842,364

		9,369,975
Oil & Gas-Storage & Transportation — 1.5%
Kinder Morgan, Inc.	260,041	5,099,404

Total Energy		26,634,671

Financials — 16.8%

Asset Management & Custody Banks — 1.0%
Ameriprise Financial, Inc. (1)	21,680	3,552,702

Consumer Finance — 3.3%
Discover Financial Services (1)	44,755	3,798,357
Navient Corp. (1)	142,074	2,038,762
Synchrony Financial (1)	136,920	5,122,177

		10,959,296
Diversified Banks — 5.5%
Bank of America Corp. (1)	51,279	1,708,616
Citigroup, Inc.	120,956	9,086,215
Wells Fargo & Co.	139,764	7,611,547

		18,406,378
Investment Banking & Brokerage — 2.4%
Morgan Stanley (1)	163,665	8,098,144

Property & Casualty Insurance — 1.5%
Allstate Corp.	43,998	4,899,177

Regional Banks — 2.1%
Citizens Financial Group, Inc.	185,168	7,121,561

Reinsurance — 1.0%
Reinsurance Group of America, Inc.	20,136	3,331,703

Total Financials		56,368,961

Healthcare — 11.3%

Biotechnology — 1.7%
AbbVie, Inc. (1)	46,768	4,102,956
Gilead Sciences, Inc.	23,153	1,556,808

		5,659,764
Healthcare Equipment — 0.5%
Medtronic PLC	14,727	1,640,441

Healthcare Services — 1.3%
CVS Health Corp.	60,869	4,581,610

Pharmaceuticals — 7.8%
Bristol-Myers Squibb Co.	58,137	3,310,321
Eli Lilly & Co.	18,011	2,113,591
Johnson & Johnson	48,821	6,712,399
Merck & Co., Inc. (1)	72,905	6,355,858
Pfizer, Inc.	201,439	7,759,430

		26,251,599

Total Healthcare		38,133,414

Industrials — 8.8%

Aerospace & Defense — 2.8%
Boeing Co. (1)	19,251	7,049,331
Lockheed Martin Corp. (1)	5,701	2,229,262

		9,278,593
Airlines — 2.0%
Alaska Air Group, Inc. (1)	42,958	2,964,531

Delta Air Lines, Inc.	63,467	3,637,294

		6,601,825
Construction Machinery & Heavy Trucks — 1.3%
Caterpillar, Inc. (1)	30,257	4,379,096

Electrical Components & Equipment — 0.8%
Hubbell, Inc.	17,657	2,595,932

Industrial Machinery — 1.2%
Ingersoll-Rand PLC (1)	17,188	2,253,519
Parker-Hannifin Corp.	9,090	1,807,001

		4,060,520
Railroads — 0.7%
Union Pacific Corp.	14,345	2,524,577

Total Industrials		29,440,543

Information Technology — 17.5%

Communications Equipment — 2.9%
Cisco Systems, Inc.	164,037	7,432,517
Motorola Solutions, Inc.	13,497	2,258,048

		9,690,565
Consulting & Other Services — 0.8%
Amdocs, Ltd.	38,858	2,692,859

Semiconductor Equipment — 2.0%
Applied Materials, Inc.	36,645	2,121,746
KLA Corp.	15,369	2,518,364
Lam Research Corp. (1)	8,049	2,147,715

		6,787,825
Semiconductors — 5.6%
Broadcom, Inc.	22,782	7,203,896
Intel Corp.	86,804	5,038,972
QUALCOMM, Inc.	19,935	1,665,570
Texas Instruments, Inc.	39,686	4,770,654

		18,679,092
Systems Software — 4.5%
Microsoft Corp.	83,216	12,597,238
Oracle Corp. (1)	45,321	2,544,321

		15,141,559
Technology Hardware, Storage & Peripherals — 1.7%
Apple, Inc.	10,829	2,894,050
NetApp, Inc.	47,063	2,851,547

		5,745,597

Total Information Technology		58,737,497

Materials — 3.3%

Commodity Chemicals — 0.8%
LyondellBasell Industries NV, Class A	27,172	2,514,497

Diversified Chemicals — 1.5%
Huntsman Corp.	218,836	4,950,070

Fertilizers & Agricultural Chemicals — 1.0%
CF Industries Holdings, Inc. (1)	75,671	3,496,757

Total Materials		10,961,324

Real Estate — 6.0%

Hotel & Resort REIT’s — 2.0%
Host Hotels & Resorts, Inc. (1)	379,621	6,639,571

Residential REIT’s — 0.5%
Camden Property Trust	15,140	1,688,867

Retail REIT’s — 1.9%
National Retail Properties, Inc.	29,396	1,638,533
Simon Property Group, Inc. (1)	31,288	4,731,058

		6,369,591
Specialized REIT’s — 1.6%
Lamar Advertising Co., Class A (1)	66,141	5,518,144

Total Real Estate		20,216,173

Utilities — 5.6%

Electric Utilities — 2.2%
Entergy Corp.	19,011	2,212,690
Exelon Corp.	114,918	5,102,359

		7,315,049
Independent Power Producers & Energy Traders — 2.4%
AES Corp.	428,881	8,110,140

Multi-Utilities — 1.0%
CenterPoint Energy, Inc. (1)	144,527	3,549,583

Total Utilities		18,974,772

Total Common Stocks (identified cost $275,600,659)		330,428,984

Short-Term Investments — 26.0%

Collateral Pool Investments for Securities on Loan — 24.4%
Collateral pool allocation (3)		82,235,494

Mutual Funds — 1.6%
BMO Institutional Prime Money Market Fund — Premier Class, 1.880% (4)	5,309,555	5,309,555

Total Short-Term Investments (identified cost $87,545,075)		87,545,049

Total Investments — 124.2% (identified cost $363,145,734)		417,974,033

Other Assets and Liabilities — (24.2)%		(81,463,635)

Total Net Assets — 100.0%		$336,510,398

Large-Cap Value Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2019

(Unaudited)

Description	Shares	Value
Common Stocks — 98.7%

Communication Services — 5.3%

Broadcasting — 1.9%
Discovery, Inc., Class A (1) (2)	222,942	$7,343,710

Cable & Satellite — 2.6%
Comcast Corp., Class A	227,735	10,054,500

Integrated Telecommunication Services — 0.8%
Verizon Communications, Inc.	56,024	3,374,886

Total Communication Services		20,773,096

Consumer Discretionary — 7.8%

Apparel, Accessories & Luxury Goods — 0.5%
Ralph Lauren Corp. (1)	18,059	1,938,453

Auto Parts & Equipment — 0.5%
Lear Corp. (1)	14,809	1,781,671

Automotive Retail — 1.4%
AutoZone, Inc. (2)	4,612	5,432,567

Department Stores — 0.5%
Kohl’s Corp. (1)	39,838	1,872,784

Footwear — 0.8%
Deckers Outdoor Corp. (1) (2)	19,052	3,204,165

General Merchandise Stores — 1.6%
Target Corp.	50,276	6,285,003

Homebuilding — 0.9%
PulteGroup, Inc. (1)	87,877	3,484,323

Internet & Direct Marketing Retail — 1.2%
Expedia Group, Inc.	48,278	4,907,942

Specialty Stores — 0.4%
Tractor Supply Co. (1)	17,581	1,660,350

Total Consumer Discretionary		30,567,258

Consumer Staples — 9.6%

Food Distributors — 1.7%
Sysco Corp.	15,678	1,262,863
U.S. Foods Holding Corp. (2)	138,212	5,496,691

		6,759,554
Food Retail — 0.6%
Kroger Co.	83,942	2,294,974

Household Products — 1.0%
Procter & Gamble Co.	31,314	3,822,187

Hypermarkets & Super Centers — 2.6%
Walmart, Inc. (1)	85,598	10,193,866

Packaged Foods & Meats — 2.8%
General Mills, Inc. (1)	32,753	1,746,390
Hershey Co.	22,409	3,320,118

Post Holdings, Inc. (1) (2)	54,919	5,799,446

		10,865,954
Soft Drinks — 0.9%
PepsiCo, Inc.	27,479	3,732,472

Total Consumer Staples		37,669,007

Energy — 6.4%

Integrated Oil & Gas — 2.6%
Chevron Corp. (1)	88,240	10,335,551

Oil & Gas-Equipment & Services — 0.7%
Schlumberger, Ltd. (1)	72,555	2,626,491

Oil & Gas-Exploration & Production — 3.1%
Cabot Oil & Gas Corp. (1)	217,879	3,472,991
ConocoPhillips (1)	145,521	8,722,529

		12,195,520

Total Energy		25,157,562

Financials — 24.3%

Asset Management & Custody Banks — 0.7%
Ameriprise Financial, Inc.	16,484	2,701,233

Consumer Finance — 3.0%
American Express Co.	27,744	3,332,609
Capital One Financial Corp.	46,796	4,680,068
Synchrony Financial (1)	98,114	3,670,445

		11,683,122
Diversified Banks — 6.9%
Bank of America Corp. (1)	252,649	8,418,265
Citigroup, Inc.	157,134	11,803,906
Wells Fargo & Co.	126,080	6,866,317

		27,088,488
Investment Banking & Brokerage — 3.1%
Morgan Stanley	187,428	9,273,937
Raymond James Financial, Inc. (1)	34,403	3,090,078

		12,364,015
Property & Casualty Insurance — 3.9%
Allstate Corp.	77,149	8,590,541
Travelers Cos., Inc.	48,349	6,610,275

		15,200,816
Regional Banks — 3.5%
Citizens Financial Group, Inc.	201,662	7,755,920
KeyCorp (1)	205,677	3,988,077
Zions Bancorp NA (1)	43,823	2,181,509

		13,925,506
Reinsurance — 3.2%
Everest Re Group, Ltd. (1)	26,772	7,262,173
Reinsurance Group of America, Inc.	32,013	5,296,871

		12,559,044

Total Financials		95,522,224

Healthcare — 13.9%

Biotechnology — 1.9%
Alexion Pharmaceuticals, Inc. (2)	36,279	4,133,629
Biogen, Inc. (2)	10,754	3,224,157

		7,357,786
Healthcare Equipment — 3.3%
Baxter International, Inc.	63,195	5,180,094
Hill-Rom Holdings, Inc. (1)	41,402	4,438,708

Hologic, Inc. (2)	61,822	3,172,705

		12,791,507
Healthcare Technology — 0.6%
Cerner Corp. (1)	34,295	2,455,179

Pharmaceuticals — 8.1%
Eli Lilly & Co.	63,601	7,463,577
Jazz Pharmaceuticals PLC (2)	18,785	2,838,789
Johnson & Johnson	17,177	2,361,666
Merck & Co., Inc.	74,743	6,516,095
Pfizer, Inc.	330,590	12,734,327

		31,914,454

Total Healthcare		54,518,926

Industrials — 9.0%

Agricultural & Farm Machinery — 1.2%
AGCO Corp. (1)	60,692	4,741,866

Airlines — 3.0%
Southwest Airlines Co. (1)	102,804	5,925,622
United Airlines Holdings, Inc. (2)	62,951	5,841,853

		11,767,475
Building Products — 0.8%
Masco Corp. (1)	69,634	3,241,463

Construction Machinery & Heavy Trucks — 2.7%
Allison Transmission Holdings, Inc.	108,122	5,233,105
Cummins, Inc. (1)	13,367	2,444,290
Oshkosh Corp. (1)	29,996	2,713,438

		10,390,833
Railroads — 0.7%
Kansas City Southern (1)	19,029	2,900,400

Trading Companies & Distributors — 0.6%
United Rentals, Inc. (1) (2)	14,425	2,207,746

Total Industrials		35,249,783

Information Technology — 9.3%

Communications Equipment — 2.0%
Cisco Systems, Inc.	108,519	4,916,996
F5 Networks, Inc. (2)	19,169	2,793,115

		7,710,111
Internet Services & Infrastructure — 0.9%
Akamai Technologies, Inc. (1) (2)	40,085	3,492,205
Semiconductors — 2.4%
Intel Corp.	162,739	9,446,999
Systems Software — 3.0%
Microsoft Corp.	34,762	5,262,272
Oracle Corp. (1)	116,422	6,535,931

		11,798,203
Technology Hardware, Storage & Peripherals — 1.0%
NetApp, Inc. (1)	65,427	3,964,222

Total Information Technology		36,411,740

Materials — 1.3%

Metal & Glass Containers — 0.7%
Berry Global Group, Inc. (1) (2)	59,414	2,774,040

Steel — 0.6%
Steel Dynamics, Inc.	63,991	2,158,416

Total Materials		4,932,456

Real Estate — 7.0%

Diversified REIT’s — 0.4%
PS Business Parks, Inc. (1)	10,058	1,776,142

Hotel & Resort REIT’s — 1.3%
Host Hotels & Resorts, Inc. (1)	294,211	5,145,750

Residential REIT’s — 3.0%
Camden Property Trust	40,660	4,535,623
Essex Property Trust, Inc.	22,604	7,056,517

		11,592,140
Specialized REIT’s — 2.3%
American Tower Corp.	13,316	2,850,024
EPR Properties	57,120	4,050,950
Lamar Advertising Co., Class A (1)	26,392	2,201,885

		9,102,859

Total Real Estate		27,616,891

Utilities — 4.8%

Electric Utilities — 1.7%
Entergy Corp.	56,247	6,546,588

Independent Power Producers & Energy Traders — 2.1%
AES Corp.	441,725	8,353,020

Multi-Utilities — 1.0%
Ameren Corp. (1)	50,496	3,753,368

Total Utilities		18,652,976

Total Common Stocks (identified cost $334,715,622)		387,071,919

Short-Term Investments — 30.3%

Collateral Pool Investments for Securities on Loan — 29.2%
Collateral pool allocation (3)		114,681,748

Mutual Funds — 1.1%
BMO Institutional Prime Money Market Fund — Premier Class, 1.880% (4)	4,359,568	4,359,568

Total Short-Term Investments (identified cost $119,041,300)		119,041,316

Total Investments — 129.0% (identified cost $453,756,922)		506,113,235

Other Assets and Liabilities — (29.0)%		(113,916,589)

Total Net Assets — 100.0%		$392,196,646

Large-Cap Growth Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2019

(Unaudited)

Description	Shares	Value
Common Stocks — 98.6%

Communication Services — 12.4%

[No caption available] — 1.8%
Take-Two Interactive Software, Inc. (1) (2)	70,049	$8,500,446

Cable & Satellite — 0.8%
Altice USA, Inc., Class A (1) (2)	144,790	3,703,728

Interactive Media & Services — 9.8%
Alphabet, Inc., Class A (2)	4,208	5,487,611
Alphabet, Inc., Class C (1) (2)	14,775	19,280,784
Facebook, Inc., Class A (2)	104,732	21,118,161
TripAdvisor, Inc.	62,298	1,769,263

		47,655,819

Total Communication Services		59,859,993

Consumer Discretionary — 11.6%

Automotive Retail — 1.3%
AutoZone, Inc. (1) (2)	5,260	6,195,859

Footwear — 1.4%
Deckers Outdoor Corp. (2)	21,147	3,556,503
Skechers U.S.A., Inc., Class A (2)	83,454	3,356,520

		6,913,023
Internet & Direct Marketing Retail — 6.1%
Amazon.com, Inc. (2)	13,071	23,538,257
Expedia Group, Inc.	59,038	6,001,803

		29,540,060
Restaurants — 2.8%
Chipotle Mexican Grill, Inc. (1) (2)	4,983	4,055,763
Starbucks Corp.	109,553	9,359,113

		13,414,876

Total Consumer Discretionary		56,063,818

Consumer Staples — 6.0%

Household Products — 0.5%
Procter & Gamble Co.	20,828	2,542,266

Hypermarkets & Super Centers — 1.5%
Walmart, Inc. (1)	63,234	7,530,537

Packaged Foods & Meats — 3.1%
Hershey Co. (1)	52,495	7,777,659
Post Holdings, Inc. (1) (2)	68,335	7,216,176

		14,993,835
Personal Products — 0.9%
Estee Lauder Cos., Inc., Class A (1)	21,616	4,225,279

Total Consumer Staples		29,291,917

Energy — 1.3%

Oil & Gas-Exploration & Production — 1.3%
ConocoPhillips (1)	103,379	6,196,537

Financials — 4.4%

Consumer Finance — 2.5%
American Express Co.	63,098	7,579,332
Discover Financial Services (1)	55,246	4,688,728

		12,268,060
Property & Casualty Insurance — 1.9%
Allstate Corp.	80,528	8,966,793

Total Financials		21,234,853

Healthcare — 11.3%

Biotechnology — 2.9%
Alexion Pharmaceuticals, Inc. (2)	44,559	5,077,052
Amgen, Inc.	27,265	6,399,641
Exelixis, Inc. (2)	145,725	2,423,407

		13,900,100
Healthcare Equipment — 2.2%
Edwards Lifesciences Corp. (1) (2)	14,099	3,453,409
Hologic, Inc. (2)	47,009	2,412,502
Masimo Corp. (1) (2)	31,590	4,898,661

		10,764,572
Healthcare Technology — 1.4%
Cerner Corp. (1)	32,973	2,360,537
Veeva Systems, Inc., Class A (2)	30,645	4,571,621

		6,932,158
Pharmaceuticals — 4.8%
Horizon Therapeutics PLC (1) (2)	118,226	3,875,448
Jazz Pharmaceuticals PLC (2)	27,737	4,191,616
Merck & Co., Inc.	174,722	15,232,264

		23,299,328

Total Healthcare		54,896,158

Industrials — 10.3%

Aerospace & Defense — 1.0%
Curtiss-Wright Corp.	36,261	4,978,998

Airlines — 1.6%
Southwest Airlines Co. (1)	134,531	7,754,367

Building Products — 1.5%
Masco Corp. (1)	153,815	7,160,088

Construction Machinery & Heavy Trucks — 2.1%
Allison Transmission Holdings, Inc.	140,516	6,800,975
Cummins, Inc. (1)	17,006	3,109,717

		9,910,692
Electrical Components & Equipment — 1.3%
Acuity Brands, Inc. (1)	25,853	3,381,055
Hubbell, Inc. (1)	19,700	2,896,294

		6,277,349
Railroads — 1.4%
Kansas City Southern (1)	45,389	6,918,191

Trading Companies & Distributors — 1.4%
WW Grainger, Inc. (1)	21,358	6,769,418

Total Industrials		49,769,103

Information Technology — 37.8%

Application Software — 3.2%
Cadence Design Systems, Inc. (1) (2)	89,445	6,283,511
Intuit, Inc. (1)	9,059	2,345,284
salesforce.com, Inc. (2)	42,884	6,985,375

		15,614,170

Communications Equipment — 2.2%
F5 Networks, Inc. (2)	45,464	6,624,560
Motorola Solutions, Inc.	23,641	3,955,139

		10,579,699
Consulting & Other Services — 0.7%
Booz Allen Hamilton Holding Corp. (1)	44,414	3,231,563

Data Processing & Outsourced Services — 7.5%
FleetCor Technologies, Inc. (1) (2)	26,260	8,059,719
Mastercard, Inc., Class A (1)	55,658	16,264,937
Visa, Inc., Class A (1)	63,774	11,766,941

		36,091,597
Internet Services & Infrastructure — 2.4%
Akamai Technologies, Inc. (2)	72,446	6,311,496
Palo Alto Networks, Inc. (1) (2)	23,469	5,332,626

		11,644,122
Semiconductor Equipment — 1.7%
Lam Research Corp.	24,227	6,464,491
Teradyne, Inc. (1)	31,843	1,993,053

		8,457,544
Semiconductors — 1.8%
Broadcom, Inc.	28,221	8,923,762

Systems Software — 12.1%
Fortinet, Inc. (1) (2)	92,174	9,688,409
Microsoft Corp.	209,064	31,648,109
Oracle Corp. (1)	190,722	10,707,133
ServiceNow, Inc. (1) (2)	22,980	6,504,259

		58,547,910
Technology Hardware, Storage & Peripherals — 6.2%
Apple, Inc.	103,865	27,757,921
NetApp, Inc. (1)	38,169	2,312,660

		30,070,581

Total Information Technology		183,160,948

Materials — 1.3%

Metal & Glass Containers — 1.3%
Berry Global Group, Inc. (1) (2)	136,657	6,380,515

Real Estate — 2.2%

Residential REIT’s — 1.2%
Essex Property Trust, Inc.	19,404	6,057,541

Specialized REIT’s — 1.0%
CyrusOne, Inc. (1)	32,777	2,042,007
Lamar Advertising Co., Class A (1)	33,014	2,754,358

		4,796,365

Total Real Estate		10,853,906

Total Common Stocks (identified cost $355,982,597)		477,707,748

Short-Term Investments — 30.3%

Collateral Pool Investments for Securities on Loan — 29.0%
Collateral pool allocation (3)		140,487,492

Mutual Funds — 1.3%
BMO Institutional Prime Money Market Fund — Premier Class, 1.880% (4)	6,096,219	6,096,219

Total Short-Term Investments (identified cost $146,583,750)		146,583,711

Total Investments — 128.9% (identified cost $502,566,347)		624,291,459
Other Assets and Liabilities — (28.9)%		(139,925,822)

Total Net Assets — 100.0%		$484,365,637

Mid-Cap Value Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2019

(Unaudited)

Description	Shares	Value
Common Stocks — 98.1%

Communication Services — 2.5%

Advertising — 1.2%
Interpublic Group of Cos., Inc. (1)	80,591	$1,805,238

Broadcasting — 1.3%
Discovery, Inc., Class A (1) (2)	54,942	1,809,790

Total Communication Services		3,615,028

Consumer Discretionary — 8.6%

Apparel, Accessories & Luxury Goods — 2.4%
PVH Corp. (1)	18,522	1,795,893
Ralph Lauren Corp. (1)	15,056	1,616,111

		3,412,004

Auto Parts & Equipment — 0.9%
Lear Corp. (1)	10,711	1,288,640

Automotive Retail — 1.1%
AutoZone, Inc. (2)	1,302	1,533,652

Department Stores — 0.9%
Kohl’s Corp. (1)	28,366	1,333,486

Homebuilding — 1.2%
PulteGroup, Inc. (1)	43,525	1,725,766

Hotels, Resorts & Cruise Lines — 1.2%
Norwegian Cruise Line Holdings, Ltd. (2)	31,399	1,684,242

Internet & Direct Marketing Retail — 0.9%
Expedia Group, Inc.	12,448	1,265,464

Total Consumer Discretionary		12,243,254

Consumer Staples — 6.3%

Agricultural Products — 1.3%
Ingredion, Inc.	22,564	1,876,648

Brewers — 1.3%
Molson Coors Brewing Co., Class B (1)	35,776	1,805,973

Food Distributors — 1.2%
Sysco Corp.	21,417	1,725,139

Food Retail — 1.1%
Kroger Co.	56,848	1,554,224

Packaged Foods & Meats — 1.4%
Hershey Co. (1)	13,317	1,973,047

Total Consumer Staples		8,935,031

Energy — 3.2%

Oil & Gas-Exploration & Production — 2.2%
Cabot Oil & Gas Corp. (1)	59,828	953,658
Continental Resources, Inc. (1)	29,890	923,003
Pioneer Natural Resources Co.	9,077	1,160,404

		3,037,065

Oil & Gas-Refining & Marketing — 1.0%
PBF Energy, Inc., Class A	46,520	1,456,076

Total Energy		4,493,141

Financials — 21.2%

Asset Management & Custody Banks — 1.7%
Ameriprise Financial, Inc.	14,823	2,429,045

Consumer Finance — 1.6%
Discover Financial Services (1)	27,059	2,296,497

Investment Banking & Brokerage — 3.8%
E*TRADE Financial Corp.	33,043	1,463,805
Evercore, Inc., Class A	26,526	2,052,582
Raymond James Financial, Inc. (1)	20,822	1,870,232

		5,386,619
Life & Health Insurance — 2.4%
Athene Holding, Ltd., Class A (2)	43,767	1,970,390
Principal Financial Group, Inc. (1)	27,001	1,487,755

		3,458,145
Multi-Line Insurance — 3.1%
American Financial Group, Inc. (1)	16,676	1,829,524
Hartford Financial Services Group, Inc.	40,117	2,481,638

		4,311,162
Property & Casualty Insurance — 1.4%
Old Republic International Corp.	85,605	1,931,249

Regional Banks — 5.8%
BankUnited, Inc. (1)	42,136	1,477,288
Comerica, Inc. (1)	19,119	1,346,169
Regions Financial Corp. (1)	110,528	1,839,186
Signature Bank	12,611	1,555,693
TCF Financial Corp. (1)	47,190	2,005,103

		8,223,439
Reinsurance — 1.4%
Reinsurance Group of America, Inc.	11,991	1,984,031

Total Financials		30,020,187

Healthcare — 9.2%

Healthcare Equipment — 4.5%
Hologic, Inc. (2)	43,731	2,244,275
Steris PLC (1)	12,054	1,821,841
Zimmer Biomet Holdings, Inc.	15,881	2,307,192

		6,373,308
Healthcare Facilities — 1.7%
Encompass Health Corp.	34,232	2,420,544

Life Sciences Tools & Services — 1.5%
Charles River Laboratories International, Inc. (2)	15,023	2,182,091

Pharmaceuticals — 1.5%
Jazz Pharmaceuticals PLC (2)	13,699	2,070,193

Total Healthcare		13,046,136

Industrials — 12.5%

Airlines — 1.0%
JetBlue Airways Corp. (1) (2)	74,144	1,428,755

Construction & Engineering — 1.6%
Valmont Industries, Inc.	15,570	2,228,690

Construction Machinery & Heavy Trucks — 2.3%
Allison Transmission Holdings, Inc.	35,961	1,740,512

Cummins, Inc. (1)	8,034	1,469,097

		3,209,609

Electrical Components & Equipment — 2.6%
Hubbell, Inc.	13,213	1,942,575
Regal Beloit Corp. (1)	21,426	1,751,147

		3,693,722

Environmental & Facilities Services — 1.3%
Republic Services, Inc.	20,928	1,855,267

Industrial Machinery — 1.3%
Stanley Black & Decker, Inc.	12,156	1,917,488

Trading Companies & Distributors — 1.4%
United Rentals, Inc. (1) (2)	12,675	1,939,909

Trucking — 1.0%
Ryder System, Inc.	27,264	1,431,087

Total Industrials		17,704,527

Information Technology — 7.5%

Data Processing & Outsourced Services — 1.0%
Sabre Corp.	65,858	1,477,195

Electronic Equipment & Instruments — 1.0%
National Instruments Corp. (1)	32,906	1,386,001

Electronic Manufacturing Services — 1.6%
Jabil, Inc. (1)	57,589	2,236,757

Internet Services & Infrastructure — 1.4%
Akamai Technologies, Inc. (2)	22,812	1,987,381

Semiconductors — 1.3%
ON Semiconductor Corp. (1) (2)	89,447	1,920,427

Technology Distributors — 1.2%
CDW Corp. (1)	12,183	1,645,314

Total Information Technology		10,653,075

Materials — 3.8%

Paper Packaging — 1.1%
WestRock Co.	39,079	1,576,056

Specialty Chemicals — 1.0%
Celanese Corp.	11,584	1,454,603

Steel — 1.7%
Steel Dynamics, Inc.	69,951	2,359,447

Total Materials		5,390,106

Real Estate — 13.0%

Hotel & Resort REIT’s — 1.4%
Host Hotels & Resorts, Inc. (1)	114,218	1,997,673

Office REIT’s — 1.5%
Boston Properties, Inc.	14,860	2,058,705

Residential REIT’s — 6.0%
AvalonBay Communities, Inc. (1)	11,267	2,415,758
Camden Property Trust	21,640	2,413,942
Essex Property Trust, Inc.	6,919	2,159,973
UDR, Inc. (1)	31,966	1,535,966

		8,525,639

Retail REIT’s — 1.3%
Realty Income Corp. (1)	24,591	1,884,408

Specialized REIT’s — 2.8%
EPR Properties	26,587	1,885,550
Lamar Advertising Co., Class A (1)	25,107	2,094,677

		3,980,227

Total Real Estate		18,446,652

Utilities — 10.3%

Electric Utilities — 4.3%
Entergy Corp.	20,006	2,328,498
IDACORP, Inc.	19,503	2,048,790

Portland General Electric Co.	30,825	1,711,096

		6,088,384
Gas Utilities — 1.3%
UGI Corp. (1)	42,059	1,831,670

Independent Power Producers & Energy Traders — 3.2%
AES Corp.	140,083	2,648,969
NRG Energy, Inc.	47,930	1,904,259

		4,553,228
Multi-Utilities — 1.5%
CenterPoint Energy, Inc. (1)	86,792	2,131,612

Total Utilities		14,604,894

Total Common Stocks (identified cost $122,966,311)		139,152,031

Short-Term Investments — 33.7%

Collateral Pool Investments for Securities on Loan — 31.9%
Collateral pool allocation (3)		45,323,615

Mutual Funds — 1.8%
BMO Institutional Prime Money Market Fund — Premier Class, 1.880% (4)	2,491,424	2,491,424

Total Short-Term Investments (identified cost $47,815,234)		47,815,039

Total Investments — 131.8% (identified cost $170,781,545)		186,967,070

Other Assets and Liabilities — (31.8)%		(45,081,468)

Total Net Assets — 100.0%		$141,885,602

Mid-Cap Growth Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2019

(Unaudited)

Description	Shares	Value
Common Stocks — 98.1%

Communication Services — 2.0%

[No caption available] — 0.8%
TripAdvisor, Inc. (1)	28,152	$799,517

Cable & Satellite — 1.2%
Altice USA, Inc., Class A (1) (2)	49,690	1,271,070

Total Communication Services		2,070,587

Consumer Discretionary — 12.5%

Apparel Retail — 1.6%
Burlington Stores, Inc. (1) (2)	7,192	1,618,200

Apparel, Accessories & Luxury Goods — 2.8%
Columbia Sportswear Co.	17,085	1,580,363
VF Corp. (1)	15,486	1,371,130

		2,951,493
Casinos & Gaming — 1.6%
MGM Resorts International	52,980	1,692,711

Footwear — 1.4%
Deckers Outdoor Corp. (1) (2)	8,460	1,422,803

General Merchandise Stores — 1.5%
Dollar General Corp.	9,632	1,515,691

Hotels, Resorts & Cruise Lines — 1.4%
Hilton Worldwide Holdings, Inc.	13,484	1,415,820

Internet & Direct Marketing Retail — 1.2%
Expedia Group, Inc.	12,276	1,247,978

Specialty Stores — 1.0%
Tractor Supply Co. (1)	11,513	1,087,288

Total Consumer Discretionary		12,951,984

Consumer Staples — 3.9%

Food Distributors — 1.6%
U.S. Foods Holding Corp. (2)	40,860	1,625,002

Food Retail — 1.0%
Sprouts Farmers Market, Inc. (2)	54,017	1,069,537

Packaged Foods & Meats — 1.3%
Post Holdings, Inc. (1) (2)	12,570	1,327,392

Total Consumer Staples		4,021,931

Energy — 1.6%

Oil & Gas-Exploration & Production — 0.7%
Cabot Oil & Gas Corp. (1)	45,540	725,908

Oil & Gas-Storage & Transportation — 0.9%
Cheniere Energy, Inc. (1) (2)	15,863	960,346

dTotal Energy		1,686,254

Financials — 4.8%

Investment Banking & Brokerage — 1.9%
LPL Financial Holdings, Inc.	21,817	2,014,800

Property & Casualty Insurance — 1.3%
Hanover Insurance Group, Inc. (1)	9,647	1,311,317

Reinsurance — 1.6%
Everest Re Group, Ltd. (1)	6,102	1,655,228

Total Financials		4,981,345

Healthcare — 16.8%

Biotechnology — 4.7%
Exelixis, Inc. (2)	60,140	1,000,128
Incyte Corp. (2)	15,104	1,422,193
Ionis Pharmaceuticals, Inc. (1) (2)	17,792	1,137,976
Neurocrine Biosciences, Inc. (1) (2)	11,319	1,319,909

		4,880,206
Healthcare Equipment — 6.6%
ABIOMED, Inc. (1) (2)	4,938	968,737
DexCom, Inc. (1) (2)	11,139	2,532,006
Masimo Corp. (1) (2)	13,237	2,052,662
Teleflex, Inc. (1)	3,628	1,281,918

		6,835,323
Healthcare Supplies — 1.4%
Cooper Cos., Inc. (1)	4,601	1,440,527

Healthcare Technology — 1.5%
Veeva Systems, Inc., Class A (2)	10,413	1,553,411

Life Sciences Tools & Services — 1.5%
Bio-Rad Laboratories, Inc., Class A (2)	4,369	1,613,821

Pharmaceuticals — 1.1%
Jazz Pharmaceuticals PLC (2)	7,360	1,112,243

Total Healthcare		17,435,531

Industrials — 14.5%

Building Products — 3.3%
Fortune Brands Home & Security, Inc. (1)	23,415	1,481,233
Masco Corp. (1)	40,744	1,896,633

		3,377,866
Construction Machinery & Heavy Trucks — 2.9%
Allison Transmission Holdings, Inc. (1)	30,597	1,480,895
Cummins, Inc. (1)	8,610	1,574,424

		3,055,319
Electrical Components & Equipment — 1.5%
Hubbell, Inc. (1)	10,330	1,518,717

Environmental & Facilities Services — 1.1%
Clean Harbors, Inc. (1) (2)	14,237	1,176,688

Human Resource & Employment Services — 1.0%
Insperity, Inc. (1)	13,068	1,016,298

Industrial Machinery — 3.2%
Flowserve Corp. (1)	31,886	1,552,848
ITT, Inc.	25,559	1,783,507

		3,336,355
Research & Consulting Services — 1.5%
CoStar Group, Inc. (1) (2)	2,482	1,521,119

Total Industrials		15,002,362

Information Technology — 33.5%

Application Software — 6.8%
HubSpot, Inc. (1) (2)	6,946	1,048,846
New Relic, Inc. (2)	12,072	821,137
Paylocity Holding Corp. (2)	12,646	1,546,859
Splunk, Inc. (1) (2)	13,278	1,981,343
Synopsys, Inc. (2)	11,473	1,618,152

		7,016,337
Communications Equipment — 2.3%
Ciena Corp. (1) (2)	27,564	1,046,330
F5 Networks, Inc. (2)	9,441	1,375,648

		2,421,978
Consulting & Other Services — 2.2%
EPAM Systems, Inc. (1) (2)	10,920	2,313,402

Data Processing & Outsourced Services — 4.5%
Euronet Worldwide, Inc. (2)	10,950	1,721,231
Genpact, Ltd.	36,189	1,472,892
WEX, Inc. (1) (2)	7,425	1,493,390

		4,687,513
Electronic Components — 1.2%
Dolby Laboratories, Inc., Class A	18,164	1,251,136

Electronic Equipment & Instruments — 2.1%
Keysight Technologies, Inc. (1) (2)	20,383	2,181,592

Internet Services & Infrastructure — 3.2%
GoDaddy, Inc., Class A (2)	23,182	1,538,821
Palo Alto Networks, Inc. (1) (2)	7,779	1,767,544

		3,306,365
Semiconductor Equipment — 2.9%
KLA Corp.	9,225	1,511,608
Teradyne, Inc. (1)	23,037	1,441,886

		2,953,494
Semiconductors — 1.5%
ON Semiconductor Corp. (2)	71,180	1,528,235

Systems Software — 4.8%
FireEye, Inc. (2)	67,533	1,131,853
Fortinet, Inc. (2)	21,939	2,306,009
Proofpoint, Inc. (1) (2)	13,351	1,584,630

		5,022,492
Technology Hardware, Storage & Peripherals — 2.0%
NetApp, Inc. (1)	18,907	1,145,575
Pure Storage, Inc., Class A (1) (2)	57,880	930,132

		2,075,707

Total Information Technology		34,758,251

Materials — 3.4%

Commodity Chemicals — 1.3%
Valvoline, Inc.	58,469	1,324,323

Specialty Chemicals — 1.4%
Axalta Coating Systems, Ltd. (2)	50,944	1,450,376

Steel — 0.7%
Steel Dynamics, Inc.	23,140	780,512

Total Materials		3,555,211

Real Estate — 5.1%

Office REIT’s — 1.1%
Boston Properties, Inc.	8,326	1,153,484

Real Estate Services — 1.6%
CBRE Group, Inc., Class A (1) (2)	28,116	1,603,174

Residential REIT’s — 2.4%
Equity LifeStyle Properties, Inc. (1)	19,447	1,440,634
Essex Property Trust, Inc.	3,348	1,045,179

		2,485,813

Total Real Estate		5,242,471

Total Common Stocks (identified cost $82,992,969)		101,705,927

Short-Term Investments — 38.6%

Collateral Pool Investments for Securities on Loan — 37.8%
Collateral pool allocation (3)		39,150,474

Mutual Funds — 0.8%
BMO Institutional Prime Money Market Fund — Premier Class, 1.880% (4)	861,843	861,843

Total Short-Term Investments (identified cost $40,012,314)		40,012,317

Total Investments — 136.7% (identified cost $123,005,283)		141,718,244

Other Assets and Liabilities — (36.7)%		(38,055,175)

Total Net Assets — 100.0%		$103,663,069

Small-Cap Value Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2019

(Unaudited)

Description	Shares	Value
Common Stocks — 98.2%

Consumer Discretionary — 7.7%

Apparel Retail — 0.3%
Genesco, Inc. (1) (2)	5,477	$203,416

Auto Parts & Equipment — 1.8%
Dana, Inc.	29,027	492,008
Modine Manufacturing Co. (1) (2)	22,791	169,109
Stoneridge, Inc. (1) (2)	14,077	424,281

		1,085,398
Automotive Retail — 0.9%
Murphy USA, Inc. (1) (2)	4,606	541,343

Education Services — 0.3%
K12, Inc. (2)	7,571	148,770

Footwear — 0.7%
Deckers Outdoor Corp. (1) (2)	2,509	421,964

Home Furnishings — 0.5%
La-Z-Boy, Inc. (1)	8,830	279,028

Homebuilding — 1.6%
Beazer Homes USA, Inc. (1) (2)	10,038	153,782
KB Home (1)	14,347	496,119
Meritage Homes Corp. (2)	4,758	316,598

		966,499
Homefurnishing Retail — 0.3%
Bed Bath & Beyond, Inc. (1)	10,495	153,017

Leisure Products — 0.4%
Johnson Outdoors, Inc., Class A (1)	3,376	218,089

Specialty Stores — 0.9%
Hibbett Sports, Inc. (1) (2)	19,447	551,711

Total Consumer Discretionary		4,569,235

Consumer Staples — 1.7%

Food Distributors — 0.2%
SpartanNash Co. (1)	9,065	128,360

Household Products — 0.9%
Central Garden & Pet Co., Class A (2)	20,584	514,806

Packaged Foods & Meats — 0.6%
Simply Good Foods Co. (2)	11,809	326,283

Total Consumer Staples		969,449

Energy — 5.0%

Oil & Gas-Equipment & Services — 2.1%
FTS International, Inc. (1) (2)	70,661	73,488
Helix Energy Solutions Group, Inc. (2)	12,378	102,737
Matrix Service Co. (1) (2)	16,203	339,291
Newpark Resources, Inc. (1) (2)	56,798	332,836
ProPetro Holding Corp. (1) (2)	42,152	363,350

		1,211,702

Oil & Gas-Exploration & Production — 0.9%
Amplify Energy Corp. (1)	14,705	80,878
Laredo Petroleum, Inc. (2)	53,293	115,113
W&T Offshore, Inc. (1) (2)	80,258	343,504

		539,495
Oil & Gas-Refining & Marketing — 2.0%
Delek US Holdings, Inc. (1)	16,148	554,038
World Fuel Services Corp. (1)	15,266	647,278

		1,201,316

Total Energy		2,952,513

Financials — 28.4%

Asset Management & Custody Banks — 0.7%
Ashford, Inc. (2)	92	2,168
Waddell & Reed Financial, Inc., Class A (1)	23,528	379,977

		382,145
Consumer Finance — 0.6%
Nelnet, Inc., Class A (1)	5,776	363,888

Investment Banking & Brokerage — 2.4%
Cowen, Inc., Class A (1) (2)	15,092	231,209
Evercore, Inc., Class A (1)	5,680	439,518
Stifel Financial Corp. (1)	11,853	741,050

		1,411,777
Life & Health Insurance — 1.3%
American Equity Investment Life Holding Co. (1)	25,132	746,923

Multi-Line Insurance — 0.7%
National General Holdings Corp.	19,680	418,987

Property & Casualty Insurance — 2.2%
Argo Group International Holdings, Ltd. (1)	4,674	307,456
Employers Holdings, Inc.	13,956	599,689
Safety Insurance Group, Inc.	3,981	388,745

		1,295,890
Regional Banks — 15.9%
1st Source Corp.	5,406	277,922
Atlantic Capital Bancshares, Inc. (1) (2)	11,260	213,039
Boston Private Financial Holdings, Inc.	28,589	335,635
Bryn Mawr Bank Corp.	3,042	119,459
Cathay General Bancorp (1)	19,191	706,613
Central Pacific Financial Corp.	15,433	448,483
Community Trust Bancorp, Inc.	4,284	192,523
ConnectOne Bancorp, Inc. (1)	6,166	155,322
Financial Institutions, Inc.	5,352	174,368
First Bancorp/Southern Pines NC (1)	7,750	303,025
First Commonwealth Financial Corp. (1)	28,117	399,543
Great Southern Bancorp, Inc.	2,266	138,294
Great Western Bancorp, Inc. (1)	18,980	652,343
Hancock Whitney Corp. (1)	18,230	740,320
Hanmi Financial Corp.	17,568	344,860
Hilltop Holdings, Inc.	22,088	544,027
IBERIABANK Corp. (1)	9,915	723,696
Independent Bank Corp.	5,434	121,450
International Bancshares Corp.	16,171	685,974
Peapack Gladstone Financial Corp.	5,788	173,061
Peoples Bancorp, Inc.	4,131	135,125
Preferred Bank (1)	5,895	325,109
Sandy Spring Bancorp, Inc. (1)	12,189	431,003
Texas Capital Bancshares, Inc. (2)	5,700	329,460
Univest Financial Corp.	7,186	187,626
Wintrust Financial Corp.	7,939	539,138

		9,397,418

Thrifts & Mortgage Finance — 4.6%
Axos Financial, Inc. (1) (2)	12,868	378,963
Essent Group, Ltd. (1)	11,898	650,226
First Defiance Financial Corp.	5,715	172,307
NMI Holdings, Inc., Class A (2)	17,088	573,644
TrustCo Bank Corp. (1)	31,626	277,676
Walker & Dunlop, Inc. (1)	10,106	663,358

		2,716,174

Total Financials		16,733,202

Healthcare — 7.2%

Biotechnology — 1.3%
Alkermes PLC (1) (2)	14,424	303,193
Emergent BioSolutions, Inc. (1) (2)	5,547	304,308
Myriad Genetics, Inc. (1) (2)	7,314	188,262

		795,763
Healthcare Equipment — 3.2%
AngioDynamics, Inc. (1) (2)	17,518	269,252
CONMED Corp. (1)	5,091	576,657
Integer Holdings Corp. (1) (2)	5,128	388,959
Natus Medical, Inc. (1) (2)	7,863	251,537
Orthofix Medical, Inc. (2)	8,288	376,275

		1,862,680
Healthcare Supplies — 0.9%
Lantheus Holdings, Inc. (1) (2)	16,174	338,037
Meridian Bioscience, Inc. (1)	19,894	182,030

		520,067
Healthcare Technology — 1.2%
Computer Programs & Systems, Inc. (1)	10,242	272,335
HMS Holdings Corp. (1) (2)	14,390	434,578

		706,913
Life Sciences Tools & Services — 0.6%
Luminex Corp.	17,199	363,415

Total Healthcare		4,248,838

Industrials — 16.0%

Air Freight & Logistics — 0.3%
Atlas Air Worldwide Holdings, Inc. (1) (2)	6,471	168,828

Airlines — 1.5%
Hawaiian Holdings, Inc. (1)	13,484	408,430
Spirit Airlines, Inc. (1) (2)	12,078	471,888

		880,318
Building Products — 2.5%
Apogee Enterprises, Inc.	7,112	271,963
Builders FirstSource, Inc. (2)	12,905	327,916
Masonite International Corp. (2)	7,391	530,674
Quanex Building Products Corp. (1)	16,710	325,176

		1,455,729
Construction & Engineering — 0.6%
Great Lakes Dredge & Dock Corp. (2)	33,826	361,262

Construction Machinery & Heavy Trucks — 0.3%
Wabash National Corp. (1)	12,057	189,898

Diversified Support Services — 1.0%
UniFirst Corp.	2,770	571,313

Electrical Components & Equipment — 0.9%
Encore Wire Corp. (1)	2,931	170,994
Regal Beloit Corp. (1)	4,664	381,189

		552,183

Human Resource & Employment Services — 0.5%
TrueBlue, Inc. (2)	13,113	305,664

Industrial Machinery — 2.9%
Columbus McKinnon Corp. (1)	6,383	262,214
EnPro Industries, Inc. (1)	4,123	273,726
Kennametal, Inc. (1)	7,783	271,082
Lydall, Inc. (2)	9,365	174,376
SPX FLOW, Inc. (1) (2)	9,888	468,691
Watts Water Technologies, Inc., Class A (1)	2,823	273,718

		1,723,807
Office Services & Supplies — 1.2%
Kimball International, Inc., Class B	11,103	237,382
Steelcase, Inc., Class A (1)	26,908	487,573

		724,955
Research & Consulting Services — 0.8%
CBIZ, Inc. (2)	17,347	465,940

Trading Companies & Distributors — 2.8%
Aircastle, Ltd. (1)	14,427	461,520
BMC Stock Holdings, Inc. (1) (2)	16,227	480,481
Foundation Building Materials, Inc. (1) (2)	11,747	240,109
Herc Holdings, Inc. (1) (2)	4,411	206,258
WESCO International, Inc. (2)	5,219	274,624

		1,662,992
Trucking — 0.7%
ArcBest Corp.	9,423	271,194
Covenant Transportation Group, Inc., Class A (2)	9,881	132,702

		403,896

Total Industrials		9,466,785

Information Technology — 10.2%

Communications Equipment — 1.4%
Ciena Corp. (1) (2)	7,818	296,771
Comtech Telecommunications Corp. (1)	14,192	536,316

		833,087
Data Processing & Outsourced Services — 1.0%
Sykes Enterprises, Inc. (2)	16,876	593,023

Electronic Components — 2.0%
Belden, Inc. (1)	10,279	552,393
Vishay Intertechnology, Inc. (1)	31,611	628,743

		1,181,136
Electronic Equipment & Instruments — 0.7%
MTS Systems Corp.	5,740	260,711
Vishay Precision Group, Inc. (2)	4,907	168,850

		429,561
Electronic Manufacturing Services — 2.2%
Benchmark Electronics, Inc. (1)	16,856	581,026
CTS Corp. (1)	4,523	123,840
Fabrinet (2)	9,817	593,830

		1,298,696
Semiconductor Equipment — 1.2%
Amkor Technology, Inc. (2)	41,403	500,562
Photronics, Inc. (1) (2)	17,011	200,050

		700,612
Semiconductors — 1.2%
Diodes, Inc. (1) (2)	15,461	713,370

Technology Distributors — 0.5%
Insight Enterprises, Inc. (1) (2)	4,474	293,450

Total Information Technology		6,042,935

Materials — 4.2%

Commodity Chemicals — 1.0%
Koppers Holdings, Inc. (2)	4,687	173,653
Trinseo SA (1)	11,800	448,282

		621,935
Forest Products — 1.1%
Boise Cascade Co. (1)	17,053	646,650

Specialty Chemicals — 1.6%
Kraton Corp. (1) (2)	15,938	359,083
Stepan Co. (1)	5,891	570,838

		929,921
Steel — 0.5%
Schnitzer Steel Industries, Inc., Class A (1)	13,826	297,950

Total Materials		2,496,456

Real Estate — 13.5%

Diversified REIT’s — 4.0%
Alexander & Baldwin, Inc. (2)	25,208	546,509
Armada Hoffler Properties, Inc.	9,278	167,561
Essential Properties Realty Trust, Inc.	10,419	271,832
Gladstone Commercial Corp.	8,700	198,186
Lexington Realty Trust (1)	58,163	644,446
PS Business Parks, Inc. (1)	2,982	526,591

		2,355,125
Healthcare REIT’s — 0.8%
CareTrust REIT, Inc. (1)	22,379	467,274

Hotel & Resort REIT’s — 3.1%
Braemar Hotels & Resorts, Inc. (1)	19,638	192,649
Summit Hotel Properties, Inc. (1)	33,890	410,747
Sunstone Hotel Investors, Inc. (1)	43,982	615,748
Xenia Hotels & Resorts, Inc. (1)	28,732	605,096

		1,824,240
Industrial REIT’s — 1.4%
First Industrial Realty Trust, Inc. (1)	19,820	843,936

Office REIT’s — 2.0%
City Office REIT, Inc. (1)	29,720	399,139
Piedmont Office Realty Trust, Inc., Class A (1)	33,824	748,187

		1,147,326
Real Estate Services — 0.4%
Realogy Holdings Corp. (1)	22,811	238,831

Retail REIT’s — 0.9%
Getty Realty Corp.	10,116	339,493
Saul Centers, Inc. (1)	3,925	208,574

		548,067
Specialized REIT’s — 0.9%
National Storage Affiliates Trust (1)	15,666	524,811

Total Real Estate		7,949,610

Utilities — 4.3%

Electric Utilities — 2.9%
IDACORP, Inc.	3,367	353,704
Otter Tail Corp.	4,152	204,112
PNM Resources, Inc. (1)	9,982	483,628

Portland General Electric Co. (1)	11,714	650,244

		1,691,688
Gas Utilities — 0.4%
Southwest Gas Holdings, Inc. (1) (2)	3,597	272,509

Multi-Utilities — 1.0%
Black Hills Corp. (1)	7,417	567,919

Total Utilities		2,532,116

Total Common Stocks (identified cost $52,988,745)		57,961,139

Short-Term Investments — 42.1%

Collateral Pool Investments for Securities on Loan — 40.3%
Collateral pool allocation (3)		23,838,619

Mutual Funds — 1.8%
BMO Institutional Prime Money Market Fund — Premier Class, 1.880% (4)	1,054,538	1,054,538

Total Short-Term Investments (identified cost $24,893,149)		24,893,157

Total Investments — 140.3% (identified cost $77,881,894)		82,854,296

Other Assets and Liabilities — (40.3)%		(23,807,613)

Total Net Assets — 100.0%		$59,046,683

Small-Cap Core Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2019

(Unaudited)

Description	Shares	Value
Common Stocks — 98.2%

Communication Services — 1.5%

Alternative Carriers — 1.5%
Cogent Communications Holdings, Inc. (1)	2,028	$127,115
Iridium Communications, Inc. (2)	4,372	101,868

Total Communication Services		228,983

Consumer Discretionary — 7.9%

Apparel Retail — 1.4%
American Eagle Outfitters, Inc. (1)	4,800	71,856
Genesco, Inc. (1) (2)	2,093	77,734
Zumiez, Inc. (2)	2,271	67,085

		216,675
Auto Parts & Equipment — 1.6%
Dana, Inc.	7,548	127,939
Modine Manufacturing Co. (2)	5,765	42,776
Stoneridge, Inc. (2)	2,355	70,980

		241,695
Casinos & Gaming — 0.9%
Everi Holdings, Inc. (2)	9,451	127,305

Education Services — 0.6%
K12, Inc. (2)	4,310	84,691

Footwear — 0.6%
Deckers Outdoor Corp. (2)	544	91,490

Homebuilding — 2.2%
KB Home	2,850	98,553
Meritage Homes Corp. (1) (2)	1,985	132,082
Skyline Champion Corp. (1) (2)	2,788	92,506

		323,141
Specialty Stores — 0.6%
Hibbett Sports, Inc. (1) (2)	3,202	90,841

Total Consumer Discretionary		1,175,838

Consumer Staples — 3.3%

Food Distributors — 1.2%
Performance Food Group Co. (2)	3,799	178,781

Food Retail — 0.2%
Natural Grocers by Vitamin Cottage, Inc. (1)	3,350	31,322

Household Products — 0.8%
Central Garden & Pet Co., Class A (2)	4,588	114,746

Hypermarkets & Super Centers — 0.7%
BJ’s Wholesale Club Holdings, Inc. (1) (2)	4,819	114,210

Personal Products — 0.4%
elf Beauty, Inc. (2)	3,570	59,155

Total Consumer Staples		498,214

Energy — 2.8%

Oil & Gas-Equipment & Services — 1.4%
Helix Energy Solutions Group, Inc. (2)	7,768	64,474

Matrix Service Co. (2)	2,343	49,062
ProPetro Holding Corp. (2)	6,091	52,505
Select Energy Services, Inc., Class A (2)	7,013	53,860

		219,901
Oil & Gas-Exploration & Production — 0.4%
W&T Offshore, Inc. (2)	13,477	57,682

Oil & Gas-Refining & Marketing — 1.0%
World Fuel Services Corp.	3,466	146,958

Total Energy		424,541

Financials — 16.8%

Consumer Finance — 0.4%
Nelnet, Inc., Class A (1)	896	56,448

Investment Banking & Brokerage — 1.1%
Evercore, Inc., Class A (1)	1,661	128,528
Oppenheimer Holdings, Inc., Class A	1,364	38,888

		167,416
Life & Health Insurance — 1.6%
American Equity Investment Life Holding Co.	3,587	106,606
Primerica, Inc.	984	131,698

		238,304
Property & Casualty Insurance — 0.9%
Employers Holdings, Inc.	3,135	134,711

Regional Banks — 8.8%
1st Source Corp.	1,383	71,100
Boston Private Financial Holdings, Inc.	6,406	75,207
Cathay General Bancorp (1)	3,635	133,841
Central Pacific Financial Corp.	3,760	109,266
Community Trust Bancorp, Inc.	744	33,435
First Bancorp/Southern Pines NC (1)	1,319	51,573
First Financial Corp.	864	38,206
Great Western Bancorp, Inc.	3,946	135,624
Hancock Whitney Corp. (1)	3,744	152,044
Hanmi Financial Corp.	3,867	75,909
Hilltop Holdings, Inc.	4,261	104,948
Investors Bancorp, Inc.	11,812	142,453
Peapack Gladstone Financial Corp.	1,617	48,348
Preferred Bank (1)	1,513	83,442
QCR Holdings, Inc.	699	29,218
Univest Financial Corp.	1,467	38,303

		1,322,917
Thrifts & Mortgage Finance — 4.0%
Axos Financial, Inc. (2)	3,012	88,704
Essent Group, Ltd. (1)	2,459	134,384
NMI Holdings, Inc., Class A (2)	4,497	150,964
TrustCo Bank Corp.	8,272	72,628
Walker & Dunlop, Inc.	2,343	153,795

		600,475

Total Financials		2,520,271

Healthcare — 19.4%

Biotechnology — 5.5%
Acceleron Pharma, Inc. (2)	893	43,721
Alkermes PLC (2)	3,689	77,543
BioSpecifics Technologies Corp. (1) (2)	1,203	66,165
CareDx, Inc. (1) (2)	2,250	46,170
Emergent BioSolutions, Inc. (1) (2)	1,609	88,270
Halozyme Therapeutics, Inc. (2)	5,047	97,861
Myriad Genetics, Inc. (2)	2,030	52,252
PTC Therapeutics, Inc. (1) (2)	1,181	55,460

Repligen Corp. (2)	1,418	125,848
Vanda Pharmaceuticals, Inc. (2)	5,239	87,648
Veracyte, Inc. (2)	2,984	85,700

		826,638
Healthcare Equipment — 5.4%
Cardiovascular Systems, Inc. (2)	2,116	96,405
CONMED Corp.	1,100	124,597
Glaukos Corp. (1) (2)	1,039	66,631
Globus Medical, Inc., Class A (2)	1,841	103,004
Integer Holdings Corp. (2)	1,463	110,969
Natus Medical, Inc. (2)	1,285	41,107
Novocure, Ltd. (1) (2)	1,057	97,434
NuVasive, Inc. (2)	1,646	118,907
Tandem Diabetes Care, Inc. (2)	752	51,911

		810,965
Healthcare Supplies — 1.4%
Cerus Corp. (2)	10,489	45,522
Lantheus Holdings, Inc. (2)	3,959	82,743
Meridian Bioscience, Inc.	4,618	42,255
OraSure Technologies, Inc. (1) (2)	5,134	41,585

		212,105
Healthcare Technology — 3.2%
Computer Programs & Systems, Inc.	3,141	83,519
HealthStream, Inc. (1) (2)	3,637	105,946
HMS Holdings Corp. (2)	4,252	128,411
Omnicell, Inc. (2)	1,094	87,509
Simulations Plus, Inc.	2,253	75,295

		480,680
Life Sciences Tools & Services — 2.4%
Luminex Corp.	4,199	88,725
Medpace Holdings, Inc. (1) (2)	1,784	136,779
NeoGenomics, Inc. (1) (2)	5,037	130,005

		355,509
Pharmaceuticals — 1.5%
Amphastar Pharmaceuticals, Inc. (1) (2)	3,476	67,817
ANI Pharmaceuticals, Inc. (2)	1,455	89,657
Supernus Pharmaceuticals, Inc. (1) (2)	2,729	63,804

		221,278

Total Healthcare		2,907,175

Industrials — 19.8%

Air Freight & Logistics — 0.8%
Hub Group, Inc., Class A (2)	2,458	125,530

Airlines — 1.2%
Hawaiian Holdings, Inc. (1)	2,187	66,244
Spirit Airlines, Inc. (1) (2)	2,967	115,921

		182,165
Building Products — 2.1%
Builders FirstSource, Inc. (2)	3,486	88,580
Continental Building Products, Inc. (2)	2,747	101,062
Masonite International Corp. (2)	1,709	122,706

		312,348
Construction & Engineering — 1.1%
Comfort Systems USA, Inc.	1,570	80,227
Great Lakes Dredge & Dock Corp. (2)	7,574	80,890

		161,117

Diversified Support Services — 1.0%
UniFirst Corp.	744	153,450

Electrical Components & Equipment — 1.6%
Atkore International Group, Inc. (2)	3,719	155,156

Regal Beloit Corp.	1,064	86,961

		242,117
Human Resource & Employment Services — 1.6%
Kforce, Inc. (1)	1,917	75,760
Korn Ferry (1)	1,397	54,874
TrueBlue, Inc. (2)	4,777	111,352

		241,986
Industrial Machinery — 3.0%
EnPro Industries, Inc.	1,132	75,154
Lydall, Inc. (2)	2,250	41,895
SPX FLOW, Inc. (2)	2,058	97,549
Standex International Corp.	1,278	98,636
Watts Water Technologies, Inc., Class A	1,377	133,514

		446,748
Office Services & Supplies — 2.1%
Herman Miller, Inc.	3,658	174,779
Kimball International, Inc., Class B	1,661	35,512
Steelcase, Inc., Class A	5,268	95,456

		305,747
Research & Consulting Services — 0.4%
CRA International, Inc.	1,047	53,680

Trading Companies & Distributors — 3.5%
BMC Stock Holdings, Inc. (2)	4,894	144,912
DXP Enterprises, Inc. (2)	1,753	67,543
Foundation Building Materials, Inc. (2)	3,093	63,221
Herc Holdings, Inc. (2)	2,349	109,839
Rush Enterprises, Inc., Class A	1,110	50,860
WESCO International, Inc. (2)	1,687	88,770

		525,145
Trucking — 1.4%
ArcBest Corp.	2,602	74,886
Covenant Transportation Group, Inc., Class A (2)	2,852	38,302
Marten Transport, Ltd.	4,649	98,233

		211,421

Total Industrials		2,961,454

Information Technology — 16.7%

Application Software — 2.3%
Cornerstone OnDemand, Inc. (2)	1,809	111,561
SPS Commerce, Inc. (2)	2,348	132,263
Verint Systems, Inc. (1) (2)	1,960	95,275

		339,099
Communications Equipment — 2.1%
Ciena Corp. (2)	2,675	101,543
Comtech Telecommunications Corp.	1,972	74,522
Extreme Networks, Inc. (1) (2)	19,232	135,201

		311,266
Consulting & Other Services — 0.8%
Virtusa Corp. (1) (2)	2,725	121,780

Data Processing & Outsourced Services — 1.3%
ExlService Holdings, Inc. (2)	991	69,182
Sykes Enterprises, Inc. (2)	3,649	128,226

		197,408
Electronic Components — 0.8%
Belden, Inc. (1)	914	49,118
Rogers Corp. (2)	527	68,521

		117,639
Electronic Equipment & Instruments — 2.4%
FARO Technologies, Inc. (1) (2)	1,710	83,311
Itron, Inc. (1) (2)	1,749	140,060

MTS Systems Corp.	1,679	76,260
Vishay Precision Group, Inc. (2)	1,790	61,594

		361,225
Electronic Manufacturing Services — 1.6%
Benchmark Electronics, Inc.	2,905	100,135
Fabrinet (2)	2,192	132,594

		232,729
Semiconductor Equipment — 1.9%
Amkor Technology, Inc. (2)	7,374	89,152
Onto Innovation, Inc. (1) (2)	3,093	103,801
Photronics, Inc. (1) (2)	7,554	88,835

		281,788
Semiconductors — 1.9%
Diodes, Inc. (1) (2)	1,850	85,359
Semtech Corp. (2)	2,733	132,441
Silicon Laboratories, Inc. (1) (2)	672	71,185

		288,985
Systems Software — 1.6%
CommVault Systems, Inc. (2)	2,293	116,072
Progress Software Corp.	3,015	126,660

		242,732

Total Information Technology		2,494,651

Materials — 2.1%

Commodity Chemicals — 0.6%
Trinseo SA	2,174	82,590

Forest Products — 0.9%
Boise Cascade Co.	3,463	131,317

Specialty Chemicals — 0.6%
Kraton Corp. (1) (2)	4,299	96,857

Total Materials		310,764

Real Estate — 5.7%

Diversified REIT’s — 1.8%
Alexander & Baldwin, Inc.	5,585	121,083
PS Business Parks, Inc. (1)	830	146,569

		267,652
Healthcare REIT’s — 0.5%
CareTrust REIT, Inc.	3,581	74,771
Hotel & Resort REIT’s — 1.5%
Sunstone Hotel Investors, Inc. (1)	6,269	87,766
Xenia Hotels & Resorts, Inc. (1)	6,542	137,775

		225,541
Industrial REIT’s — 1.0%
EastGroup Properties, Inc.	1,122	152,805

Specialized REIT’s — 0.9%
National Storage Affiliates Trust	4,161	139,394

Total Real Estate		860,163

Utilities — 2.2%

Electric Utilities — 2.2%
ALLETE, Inc.	533	42,698
IDACORP, Inc.	495	52,000
PNM Resources, Inc.	1,706	82,656

Portland General Electric Co.	2,730	151,542

Total Utilities		328,896

Total Common Stocks (identified cost $12,752,198)		14,710,950

Short-Term Investments — 24.7%

Collateral Pool Investments for Securities on Loan — 23.2%
Collateral pool allocation (3)		3,478,101

Mutual Funds — 1.5%
BMO Institutional Prime Money Market Fund — Premier Class, 1.880% (4)	220,983	220,983

Total Short-Term Investments (identified cost $3,699,089)		3,699,084

Total Investments — 122.9% (identified cost $16,451,287)		18,410,034

Other Assets and Liabilities — (22.9)%		(3,432,455)

Total Net Assets — 100.0%		$14,977,579

Small-Cap Growth Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2019

(Unaudited)

Description	Shares	Value
Common Stocks — 98.2%

Communication Services — 2.3%

Alternative Carriers — 1.1%
Cogent Communications Holdings, Inc. (1)	18,259	$1,144,474

Interactive Media & Services — 1.2%
TrueCar, Inc. (1) (2)	92,254	484,333
Yelp, Inc. (1) (2)	21,520	746,314

		1,230,647

Total Communication Services		2,375,121

Consumer Discretionary — 9.6%

Apparel Retail — 1.0%
Boot Barn Holdings, Inc. (1) (2)	25,493	1,015,131

Casinos & Gaming — 1.3%
Everi Holdings, Inc. (2)	102,828	1,385,093

Consumer Electronics — 0.8%
Sonos, Inc. (2)	62,340	863,409

Footwear — 2.2%
Crocs, Inc. (2)	31,557	1,101,340
Steven Madden, Ltd. (1)	26,998	1,146,605

		2,247,945
Homebuilding — 1.0%
Skyline Champion Corp. (1) (2)	30,796	1,021,811

Homefurnishing Retail — 1.0%
Sleep Number Corp. (1) (2)	21,996	1,061,747

Internet & Direct Marketing Retail — 1.5%
1-800-Flowers.com, Inc., Class A (2)	51,227	690,028
Shutterstock, Inc. (1) (2)	21,341	887,359

		1,577,387
Restaurants — 0.8%
Chuy’s Holdings, Inc. (1) (2)	26,865	774,249

Total Consumer Discretionary		9,946,772

Consumer Staples — 4.6%

Food Distributors — 1.2%
Performance Food Group Co. (2)	26,473	1,245,819

Food Retail — 0.9%
Sprouts Farmers Market, Inc. (2)	46,114	913,057

Household Products — 0.9%
Central Garden & Pet Co., Class A (2)	37,848	946,579

Hypermarkets & Super Centers — 0.8%
BJ’s Wholesale Club Holdings, Inc. (1) (2)	34,244	811,583

Packaged Foods & Meats — 0.8%
Simply Good Foods Co. (2)	31,041	857,663

Total Consumer Staples		4,774,701

Energy — 0.7%

Oil & Gas-Equipment & Services — 0.3%
ProPetro Holding Corp. (2)	42,999	370,651

Oil & Gas-Storage & Transportation — 0.4%
GasLog, Ltd. (1)	41,777	391,033

Total Energy		761,684

Financials — 4.5%

Investment Banking & Brokerage — 0.9%
Houlihan Lokey, Inc.	18,661	889,570

Life & Health Insurance — 0.9%
Primerica, Inc.	7,329	980,913

Property & Casualty Insurance — 0.9%
AMERISAFE, Inc.	13,180	890,968

Regional Banks — 0.9%
Great Western Bancorp, Inc.	27,420	942,425

Thrifts & Mortgage Finance — 0.9%
Essent Group, Ltd. (1)	17,244	942,385

Total Financials		4,646,261

Healthcare — 29.6%

Biotechnology — 10.5%
ACADIA Pharmaceuticals, Inc. (1) (2)	25,249	1,143,527
BioSpecifics Technologies Corp. (2)	9,283	510,565
CareDx, Inc. (1) (2)	22,284	457,268
Coherus Biosciences, Inc. (2)	38,331	689,575
Halozyme Therapeutics, Inc. (2)	48,865	947,492
Natera, Inc. (1) (2)	23,848	870,214
PTC Therapeutics, Inc. (1) (2)	21,458	1,007,668
Radius Health, Inc. (2)	35,993	806,243
REGENXBIO, Inc. (1) (2)	13,156	550,710
Repligen Corp. (1) (2)	10,163	901,966
Retrophin, Inc. (1) (2)	42,963	595,897
Vanda Pharmaceuticals, Inc. (2)	41,843	700,033
Veracyte, Inc. (1) (2)	35,211	1,011,260
Voyager Therapeutics, Inc. (1) (2)	49,331	672,875

		10,865,293
Healthcare Equipment — 9.2%
AtriCure, Inc. (1) (2)	27,580	820,505
Axogen, Inc. (1) (2)	48,856	846,674
Cantel Medical Corp. (1)	10,998	845,746
Cardiovascular Systems, Inc. (1) (2)	21,546	981,636
CONMED Corp.	13,697	1,551,459
Glaukos Corp. (1) (2)	13,840	887,559
Integer Holdings Corp. (2)	10,207	774,201
Novocure, Ltd. (1) (2)	13,316	1,227,469
Orthofix Medical, Inc. (2)	17,040	773,616
Tandem Diabetes Care, Inc. (2)	13,083	903,120

		9,611,985
Healthcare Services — 2.2%
Amedisys, Inc. (1) (2)	7,528	1,226,763
R1 RCM, Inc. (1) (2)	83,830	1,080,569

		2,307,332
Healthcare Supplies — 0.8%
Lantheus Holdings, Inc. (2)	39,097	817,127

Healthcare Technology — 3.7%
HMS Holdings Corp. (2)	24,683	745,426
Inspire Medical Systems, Inc. (2)	15,528	1,101,867
Omnicell, Inc. (2)	9,726	777,983

Teladoc Health, Inc. (1) (2)	14,184	1,187,768

		3,813,044
Life Sciences Tools & Services — 1.7%
Medpace Holdings, Inc. (2)	11,810	905,472
NeoGenomics, Inc. (1) (2)	33,680	869,281

		1,774,753
Pharmaceuticals — 1.5%
Amphastar Pharmaceuticals, Inc. (1) (2)	32,157	627,383
Collegium Pharmaceutical, Inc. (2)	44,965	977,090

		1,604,473

Total Healthcare		30,794,007

Industrials — 20.4%

Air Freight & Logistics — 1.6%
Echo Global Logistics, Inc. (2)	32,682	654,621
Hub Group, Inc., Class A (2)	19,177	979,369

		1,633,990
Airlines — 0.9%
Spirit Airlines, Inc. (1) (2)	23,564	920,645

Building Products — 2.1%
Builders FirstSource, Inc. (2)	53,224	1,352,422
CSW Industrials, Inc.	11,640	859,381

		2,211,803
Commercial Printing — 0.8%
Cimpress NV (1) (2)	6,587	844,058

Electrical Components & Equipment — 2.3%
Atkore International Group, Inc. (2)	34,346	1,432,915
Generac Holdings, Inc. (1) (2)	9,329	918,907

		2,351,822
Environmental & Facilities Services — 0.8%
Covanta Holding Corp. (1)	57,665	848,252

Human Resource & Employment Services — 2.6%
ASGN, Inc. (1) (2)	13,433	900,145
Insperity, Inc.	11,705	910,298
Korn Ferry (1)	22,164	870,602

		2,681,045
Industrial Machinery — 7.4%
EnPro Industries, Inc. (1)	14,259	946,655
Mueller Industries, Inc.	28,525	895,400
Mueller Water Products, Inc., Class A	68,942	777,666
SPX Corp. (2)	21,870	1,044,948
SPX FLOW, Inc. (2)	21,944	1,040,146
Standex International Corp.	11,586	894,207
Tennant Co.	13,517	1,006,476
Watts Water Technologies, Inc., Class A	11,382	1,103,599

		7,709,097
Office Services & Supplies — 1.9%
Herman Miller, Inc.	24,425	1,167,026
Steelcase, Inc., Class A	47,898	867,912

		2,034,938

Total Industrials		21,235,650

Information Technology — 18.6%

Application Software — 7.3%
Bottomline Technologies DE, Inc. (2)	18,580	919,524
Box, Inc., Class A (1) (2)	47,519	866,747
Cornerstone OnDemand, Inc. (2)	17,720	1,092,792
New Relic, Inc. (2)	12,740	866,575
Paylocity Holding Corp. (2)	7,026	859,420

SPS Commerce, Inc. (2)	22,238	1,252,666
Telaria, Inc. (1) (2)	110,558	922,054
Workiva, Inc. (1) (2)	18,864	818,132

		7,597,910
Communications Equipment — 3.1%
Ciena Corp. (2)	20,270	769,449
Extreme Networks, Inc. (1) (2)	112,889	793,610
NetScout Systems, Inc. (1) (2)	32,249	812,675
Viavi Solutions, Inc. (2)	58,990	886,030

		3,261,764
Consulting & Other Services — 0.8%
Virtusa Corp. (1) (2)	19,261	860,774

Data Processing & Outsourced Services — 0.8%
ExlService Holdings, Inc. (2)	12,155	848,541

Semiconductor Equipment — 2.7%
FormFactor, Inc. (1) (2)	47,827	1,106,717
Onto Innovation, Inc. (1) (2)	24,254	813,964
Photronics, Inc. (1) (2)	75,382	886,492

		2,807,173
Semiconductors — 1.2%
Silicon Laboratories, Inc. (1) (2)	11,515	1,219,784

Systems Software — 2.0%
CommVault Systems, Inc. (2)	19,358	979,902
Varonis Systems, Inc. (2)	13,711	1,070,966

		2,050,868
Technology Hardware, Storage & Peripherals — 0.7%
Stratasys, Ltd. (1) (2)	39,263	724,010

Total Information Technology		19,370,824

Materials — 2.6%

Forest Products — 1.0%
Boise Cascade Co.	25,710	974,923

Specialty Chemicals — 1.6%
Innospec, Inc.	11,878	1,168,795
Kraton Corp. (1) (2)	23,478	528,960

		1,697,755

Total Materials		2,672,678

Real Estate — 3.7%

Healthcare REIT’s — 0.7%
CareTrust REIT, Inc.	34,735	725,267

Industrial REIT’s — 1.2%
EastGroup Properties, Inc.	9,555	1,301,295

Real Estate Operating Companies — 0.9%
Kennedy-Wilson Holdings, Inc.	40,532	916,428

Specialized REIT’s — 0.9%
QTS Realty Trust, Inc., Class A	17,308	918,536

Total Real Estate		3,861,526

Utilities — 1.6%

Renewable Electricity — 1.6%
Ormat Technologies, Inc. (1)	11,126	855,033

TerraForm Power, Inc., Class A (1)	54,690	848,242

Total Utilities		1,703,275

Total Common Stocks (identified cost $86,825,425)		102,142,499

Short-Term Investments — 30.4%

Collateral Pool Investments for Securities on Loan — 28.6%
Collateral pool allocation (3)		29,758,548

Mutual Funds — 1.8%
BMO Institutional Prime Money Market Fund — Premier Class, 1.880% (4)	1,809,195	1,809,195

Total Short-Term Investments (identified cost $31,567,792)		31,567,743

Total Investments — 128.6% (identified cost $118,393,217)		133,710,242

Other Assets and Liabilities — (28.6)%		(29,753,787)

Total Net Assets — 100.0%		$103,956,455

Global Low Volatility Equity Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2019

(Unaudited)

Description	Shares or Units	Value
Common Stocks — 97.8%

Australia — 0.3%
OceanaGold Corp.	48,363	$96,486

Bermuda — 1.1%
Argo Group International Holdings, Ltd.	2,363	155,438
Enstar Group, Ltd. (2)	1,027	209,724
Giordano International, Ltd.	110,000	33,724

		398,886

Brazil — 1.3%
IRB Brasil Resseguros S/A	44,000	385,885
Sao Martinho SA	21,900	108,111

		493,996

Canada — 9.6%
Allied Properties Real Estate Investment Trust	8,000	321,614
Atco, Ltd., Class I	10,405	394,721
BCE, Inc.	9,400	452,485
Cogeco Communications, Inc.	3,744	323,383
Detour Gold Corp. (2)	10,963	203,034
Emera, Inc.	3,867	159,012
First Capital Realty, Inc.	5,142	83,539
George Weston, Ltd.	4,808	391,068
Granite Real Estate Investment Trust	5,950	307,064
Loblaw Cos., Ltd.	4,960	267,361
Quebecor, Inc., Class B (1)	23,884	592,290
Rogers Communications, Inc., Class B (1)	2,858	138,607

		3,634,178

Cayman Islands — 0.2%
361 Degrees International, Ltd.	198,000	35,916
Fresh Del Monte Produce, Inc.	1,610	52,647

		88,563

China — 0.9%
Agricultural Bank of China, Ltd., Class H	426,000	172,507
China Minsheng Banking Corp., Ltd., Class H	170,600	118,772
China Telecom Corp., Ltd., Class H	118,000	44,618

		335,897

Czech Republic — 2.3%
CEZ AS	20,443	452,703
Komercni banka AS	5,774	197,708
Moneta Money Bank AS (5)	65,186	216,458

		866,869

Denmark — 0.2%
Pandora A/S	1,714	69,000

France — 0.0%
Boiron SA	507	18,993

Germany — 1.0%
Deutsche EuroShop AG	9,012	260,548
Talanx AG (2)	2,364	112,677

		373,225

Hong Kong — 8.8%

CLP Holdings, Ltd.	68,000	701,004
Dah Sing Financial Holdings, Ltd.	19,200	69,901
Hang Seng Bank, Ltd.	20,600	419,989
HK Electric Investments & HK Electric Investments, Ltd.	558,500	547,213
HKT Trust & HKT, Ltd.	449,000	658,456
Hysan Development Co., Ltd.	47,000	177,116
PCCW, Ltd.	560,000	337,651
SmarTone Telecommunications Holdings, Ltd.	110,000	85,856
WH Group, Ltd. (5)	130,000	133,517
Yuexiu Real Estate Investment Trust	285,000	188,588

		3,319,291
Hungary — 0.3%
Magyar Telekom Telecommunications PLC	70,701	102,469

Israel — 1.3%
Bank Leumi Le-Israel BM	47,470	344,439
Strauss Group, Ltd.	5,192	162,287

		506,726

Italy — 3.5%
Enel SpA	120,409	909,562
Iren SpA	127,539	395,430

		1,304,992
Japan — 11.1%
AOKI Holdings, Inc.	8,700	90,085
Bridgestone Corp.	1,800	71,970
Chubu Electric Power Co., Inc.	36,200	504,855
Doutor Nichires Holdings Co., Ltd.	5,900	119,488
Frontier Real Estate Investment Corp.	132	574,228
Geo Holdings Corp.	15,000	178,624
Hogy Medical Co., Ltd.	1,900	62,511
Hoshino Resorts REIT, Inc.	48	253,116
Japan Rental Housing Investments, Inc.	447	444,059
KDDI Corp.	7,300	209,420
Kissei Pharmaceutical Co., Ltd.	4,700	129,291
KYORIN Holdings, Inc.	12,600	214,875
Mitsui Sugar Co., Ltd.	3,600	76,132
Morinaga Milk Industry Co., Ltd.	1,900	79,355
Nihon Kohden Corp.	3,500	94,905
Nippon Telegraph & Telephone Corp.	6,800	343,480
Paramount Bed Holdings Co., Ltd.	2,400	94,315
Shimachu Co., Ltd.	7,000	190,514
Suzuken Co., Ltd.	2,200	96,207
Towa Pharmaceutical Co., Ltd.	5,200	133,731
Valor Holdings Co., Ltd.	4,700	87,110
Vital KSK Holdings, Inc.	8,100	81,874
Xebio Holdings Co., Ltd.	4,800	57,905

		4,188,050
Malaysia — 1.6%
Public Bank Bhd	129,600	608,824

Mexico — 0.7%
Arca Continental SAB de C.V.	49,800	262,708
Myanmar — 0.8%
Genting Bhd	58,300	81,381
RHB Bank Bhd	156,100	211,547

		292,928

Netherlands — 2.0%
Flow Traders (5)	15,284	358,690
Intertrust NV (5)	6,081	114,303

Koninklijke Ahold Delhaize NV	10,632	273,939

		746,932

New Zealand — 3.4%
Air New Zealand, Ltd.	51,874	94,248
Argosy Property, Ltd.	139,787	126,538
Chorus, Ltd.	25,299	95,828
Fisher & Paykel Healthcare Corp., Ltd.	24,930	354,512
Infratil, Ltd.	53,687	168,889
Ryman Healthcare, Ltd.	24,772	240,145
Summerset Group Holdings, Ltd.	42,571	210,445

		1,290,605
Philippines — 3.6%
Alliance Global Group, Inc.	555,700	120,949
First Philippine Holdings Corp.	41,380	61,115
Globe Telecom, Inc.	3,530	134,767
International Container Terminal Services, Inc.	100,550	244,573
Manila Electric Co.	44,950	282,181
Megaworld Corp.	1,217,800	106,167
Metropolitan Bank & Trust Co.	179,868	234,503
PLDT, Inc.	9,105	192,618

		1,376,873
Portugal — 0.3%
REN — Redes Energeticas Nacionais SGPS SA	39,829	121,558

Singapore — 5.1%
Ascott Residence Trust	135,200	133,460
BOC Aviation, Ltd. (5)	16,900	159,648
Cache Logistics Trust	121,800	63,679
CDL Hospitality Trusts	121,000	143,331
Frasers Centrepoint Trust	134,000	270,430
Mapletree Industrial Trust	51,200	93,969
NetLink NBN Trust	725,300	495,873
SATS, Ltd.	89,700	326,635
Sheng Siong Group, Ltd.	119,500	109,224
Singapore Airlines, Ltd.	20,600	138,428

		1,934,677
South Africa — 1.5%
AngloGold Ashanti, Ltd.	18,537	346,776
Gold Fields, Ltd.	41,049	215,605

		562,381
Spain — 0.7%
Red Electrica Corp. SA	13,867	271,196

Switzerland — 0.8%
Roche Holding AG	190	58,573
Sonova Holding AG	1,140	260,327

		318,900
Taiwan — 3.2%
Coretronic Corp.	97,000	127,010
Far EasTone Telecommunications Co., Ltd.	224,000	536,681
Great Wall Enterprise Co., Ltd.	93,200	120,965
Pou Chen Corp.	76,000	99,015
Taichung Commercial Bank Co., Ltd.	369,476	144,712
Taiwan Secom Co., Ltd.	26,075	75,378
Uni-President Enterprises Corp.	42,000	99,802

		1,203,563
United Kingdom — 1.5%
Assura PLC	304,823	298,825
BT Group PLC	84,577	209,535

Halfords Group PLC	33,728	70,054

		578,414

United States — 30.7%
ALLETE, Inc.	2,144	171,756
Allstate Corp.	7,314	814,414
American Assets Trust, Inc.	12,780	607,433
American Express Co.	1,166	140,060
Atrion Corp.	247	174,061
AutoZone, Inc. (2)	151	177,866
Bryn Mawr Bank Corp.	2,502	98,253
Chevron Corp.	5,743	672,678
CONMED Corp.	1,558	176,475
Darden Restaurants, Inc.	3,024	358,163
Discover Financial Services	7,566	642,126
Eli Lilly & Co.	2,074	243,384
Equity LifeStyle Properties, Inc.	10,388	769,543
Essex Property Trust, Inc.	1,843	575,348
Exelon Corp.	15,530	689,532
Extra Space Storage, Inc.	1,904	201,919
Kroger Co.	5,834	159,502
MDU Resources Group, Inc.	3,988	115,811
Merck & Co., Inc.	9,918	864,651
Meridian Bancorp, Inc.	13,044	262,576
PepsiCo, Inc.	4,431	601,863
Pfizer, Inc.	18,545	714,353
Pinnacle West Capital Corp.	798	69,737
Portland General Electric Co.	8,242	457,513
Progressive Corp.	1,824	133,243
Safety Insurance Group, Inc.	2,473	241,488
Sprouts Farmers Market, Inc. (2)	9,315	184,437
Sysco Corp.	8,261	665,424
Walmart, Inc.	5,097	607,002

		11,590,611

Total Common Stocks (identified cost $32,649,881)		36,957,791
Short-Term Investments — 3.7%

Collateral Investment for Securities on Loan — 2.0%
BMO Institutional Prime Money Market Fund, 1.880% (3)	756,838	756,838

Mutual Funds — 1.7%
BMO Institutional Prime Money Market Fund — Premier Class, 1.880% (4)	646,822	646,822

Total Short-Term Investments (identified cost $1,403,633)		1,403,660

Total Investments — 101.5% (identified cost $34,053,514)		38,361,451
Other Assets and Liabilities — (1.5)%		(551,595)

Total Net Assets — 100.0%		$ 37,809,856

Global Low Volatility Equity Fund

Industry Allocation

As of November 30, 2019

(Unaudited)

Industry	Value	% of Total Net Assets
Airlines	$232,676	0.7%
Apparel	99,015	0.3
Auto Parts & Equipment	71,970	0.2
Banks	2,837,613	7.6
Beverages	864,571	2.3
Commercial Services	189,681	0.5
Diversified Financial Services	1,300,524	3.5
Electric	6,473,788	17.0
Electronics	127,010	0.3
Energy-Alternate Sources	108,111	0.3
Engineering & Construction	571,208	1.5
Food	2,753,546	7.2
Healthcare-Products	1,217,106	3.2
Healthcare-Services	450,590	1.2
Holding Companies-Diversified	120,949	0.3
Insurance	2,052,869	5.4
Lodging	81,381	0.2
Media	915,673	2.5
Mining	861,901	2.3
Oil & Gas	672,678	1.8
Pharmaceuticals	2,555,932	6.7
Real Estate	753,908	2.0
Real Estate Investment Trusts	5,246,606	13.8
Retail	2,097,565	5.6
Savings & Loans	262,576	0.7
Telecommunications	4,038,344	10.7
Total Common Stocks	36,957,791	97.8
Collateral Investment for Securities on Loan	756,838	2.0
Mutual Funds	646,822	1.7

Total Investments	38,361,451	101.5

Other Assets and Liabilities	(551,595)	(1.5)

Net Assets	$37,809,856	100.0%

Disciplined International Equity Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2019

(Unaudited)

Description	Shares or Units	Value
Common Stocks — 98.2%

Australia — 10.5%
Aurizon Holdings, Ltd.	70,321	$274,926
BHP Group, Ltd.	40,449	1,045,962
CSL, Ltd.	1,422	272,663
Evolution Mining, Ltd.	242,335	640,909
Qantas Airways, Ltd.	180,831	892,893
Rio Tinto PLC	24,300	1,320,413
Santos, Ltd.	262,724	1,448,308
Woodside Petroleum, Ltd.	13,601	317,482

		6,213,556

Denmark — 4.0%
Novo Nordisk A/S, Class B	31,027	1,744,095
Pandora A/S	14,991	603,491

		2,347,586

Finland — 2.3%
UPM-Kymmene OYJ	40,049	1,337,900

France — 7.5%
Air France-KLM (2)	14,310	168,389
Arkema SA	4,439	460,037
Cie de Saint-Gobain	3,810	154,271
Eiffage SA	2,707	295,573
Peugeot SA	56,566	1,366,151
Sanofi	7,338	683,264
Sartorius Stedim Biotech	1,977	313,887
Vinci SA	8,991	980,524

		4,422,096

Germany — 7.5%
Allianz SE	7,814	1,871,267
Covestro AG (5)	21,946	1,027,654
Deutsche Lufthansa AG	41,950	795,917
Fresenius Medical Care AG & Co. KGaA	1,625	119,171
Fresenius SE & Co. KGaA	9,419	515,156
Siltronic AG	1,135	93,991

		4,423,156

Hong Kong — 3.5%
CK Asset Holdings, Ltd.	156,500	1,040,574
Sands China, Ltd.	138,400	654,148
WH Group, Ltd. (5)	368,000	377,957

		2,072,679

Israel — 1.3%
Bank Leumi Le-Israel BM	104,217	756,191

Italy — 4.8%
Enel SpA	227,535	1,718,785
Eni SpA	76,742	1,159,578

		2,878,363

Japan — 22.2%
AGC, Inc.	10,200	372,409
Chubu Electric Power Co., Inc.	33,400	465,805
Daito Trust Construction Co., Ltd.	3,700	452,609
Daiwa House Industry Co., Ltd.	20,400	624,380

Fujitsu, Ltd.	5,000	454,716
Hitachi, Ltd.	38,000	1,493,329
Honda Motor Co., Ltd.	42,700	1,196,864
JVC Kenwood Corp.	71,100	180,642
Kajima Corp.	26,200	345,518
Kansai Electric Power Co., Inc.	44,900	512,111
Konica Minolta, Inc.	68,900	451,483
Mebuki Financial Group, Inc.	144,700	374,247
Mizuho Financial Group, Inc.	257,200	397,717
MS&AD Insurance Group Holdings, Inc.	14,400	466,006
Nichias Corp.	7,700	184,231
Nippon Telegraph & Telephone Corp.	32,800	1,656,787
Obayashi Corp.	53,900	571,413
ORIX Corp.	75,000	1,228,637
Sumitomo Electric Industries, Ltd.	9,200	137,386
Sumitomo Mitsui Construction Co., Ltd.	22,800	125,023
Sumitomo Mitsui Financial Group, Inc. (1)	15,100	550,484
Suntory Beverage & Food, Ltd.	10,100	438,448
West Japan Railway Co.	5,300	466,790

		13,147,035
Netherlands — 5.6%
AerCap Holdings NV (2)	14,099	871,459
ASM International NV	8,714	969,229
BE Semiconductor Industries NV	6,334	233,720
Koninklijke Ahold Delhaize NV	49,285	1,269,857

		3,344,265
Norway — 3.3%
Equinor ASA	54,199	998,069
Telenor ASA	54,280	990,141

		1,988,210
Singapore — 2.9%
DBS Group Holdings, Ltd.	69,800	1,288,718
United Overseas Bank, Ltd.	22,400	422,907

		1,711,625
Spain — 1.2%
Amadeus IT Group SA	3,737	297,690
Banco Bilbao Vizcaya Argentaria SA	23,720	124,963
Ence Energia y Celulosa SA (1)	41,095	157,659
Merlin Properties Socimi SA	11,407	163,010

		743,322
Sweden — 0.2%
Boliden AB	5,065	130,640

Switzerland — 8.6%
Nestle SA	3,105	322,752
Novartis AG	4,743	436,750
Roche Holding AG	8,095	2,495,503
Sonova Holding AG	1,960	447,580
TE Connectivity, Ltd.	11,095	1,028,617
Zurich Insurance Group AG	882	346,095

		5,077,297
United Kingdom — 12.8%
Auto Trader Group PLC (5)	182,952	1,329,758
British American Tobacco PLC	34,055	1,347,726
Diageo PLC	6,834	279,736
GlaxoSmithKline PLC	77,525	1,758,614
Imperial Brands PLC	37,457	825,083
International Consolidated Airlines Group SA	20,423	146,328
Legal & General Group PLC	76,426	277,646
Micro Focus International PLC	12,988	190,281

Persimmon PLC	10,972	362,982
Tate & Lyle PLC	40,238	380,619
Unilever PLC	11,940	706,935

		7,605,708

Total Common Stocks (identified cost $53,297,211)		58,199,629
Limited Partnership Units — 0.3%

Germany — 0.3%
Schaeffler AG	19,771	216,050

Total Limited Partnership Units (identified cost $261,578)		216,050

Short-Term Investments — 1.6%

Collateral Investment for Securities on Loan — 0.9%
BMO Institutional Prime Money Market Fund — Premier Class, 1.880% (3)	515,014	515,014

Mutual Funds — 0.7%
BMO Institutional Prime Money Market Fund — Premier Class, 1.880% (4)	427,624	427,624

Total Short-Term Investments (identified cost $942,638)		942,638

Total Investments — 100.1% (identified cost $54,501,427)		59,358,317
Other Assets and Liabilities — (0.1)%		(84,993)

Total Net Assets — 100.0%		$59,273,324

Disciplined International Equity Fund

Industry Allocation

As of November 30, 2019

(Unaudited)

Industry	Value	% of Total Net Assets

Agriculture	$2,172,809	3.7%
Airlines	2,003,527	3.3
Auto Manufacturers	2,563,015	4.3
Auto Parts & Equipment	137,386	0.2
Banks	3,540,980	6.0
Beverages	718,184	1.2
Biotechnology	272,663	0.5
Building Materials	710,911	1.2
Chemicals	1,487,691	2.5
Commercial Services	297,690	0.5
Computers	454,716	0.8
Cosmetics/Personal Care	706,935	1.2
Diversified Financial Services	1,602,884	2.7
Electric	2,696,701	4.6
Electronics	1,028,617	1.7
Engineering & Construction	2,318,051	4.0
Food	2,351,185	3.9
Forest Products & Paper	1,495,559	2.5
Healthcare-Products	761,467	1.3
Healthcare-Services	634,327	1.1
Home Builders	362,982	0.6
Home Furnishings	180,642	0.3
Insurance	2,961,014	5.1
Internet	1,329,758	2.2
Lodging	654,148	1.1
Machinery-Construction & Mining	1,493,329	2.5
Mining	3,137,924	5.3
Office/Business Equipment	451,483	0.8
Oil & Gas	3,923,437	6.5
Pharmaceuticals	7,118,226	12.0
Real Estate	2,117,563	3.6
Real Estate Investment Trusts	163,010	0.3
Retail	603,491	1.0
Semiconductors	1,296,940	2.2
Software	190,281	0.3
Telecommunications	2,646,928	4.4
Transportation	741,716	1.3
Trucking & Leasing	871,459	1.5
Total Common Stocks	58,199,629	98.2
Auto Parts & Equipment	216,050	0.3
Collateral Investment for Securities on Loan	515,014	0.9
Mutual Funds	427,624	0.7

Total Investments	59,358,317	100.1

Other Assets and Liabilities	(84,993)	(0.1)

Net Assets	$59,273,324	100.0%

Pyrford International Stock Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2019

(Unaudited)

Description	Shares	Value
Common Stocks — 95.3%

Australia — 11.4%
Brambles, Ltd.	1,681,975	$14,277,984
Computershare, Ltd. (1)	1,022,774	12,265,692
Newcrest Mining, Ltd.	225,434	4,690,395
QBE Insurance Group, Ltd.	1,037,907	8,901,872
Rio Tinto, Ltd.	106,315	6,968,222
Woodside Petroleum, Ltd.	530,310	12,378,796
Woolworths Group, Ltd.	522,970	14,064,581

		73,547,542

Finland — 3.2%
Kone OYJ, Class B	164,988	10,328,951
Sampo OYJ, A Shares	249,923	10,105,899

		20,434,850

France — 9.3%
Air Liquide SA	90,360	12,250,688
Bureau Veritas SA	412,922	10,809,786
Legrand SA	108,580	8,575,323
Rubis SCA	119,507	6,807,482
Sanofi	127,316	11,854,786
TOTAL SA	188,952	9,918,041

		60,216,106

Germany — 7.6%
Brenntag AG	232,068	12,378,071
Deutsche Post AG	234,073	8,727,389
Fielmann AG	108,564	8,474,778
GEA Group AG	279,264	8,975,404
SAP SE	76,255	10,374,510

		48,930,152

Hong Kong — 4.8%
AIA Group, Ltd.	712,800	7,138,745
China Mobile, Ltd.	1,267,500	9,552,962
Power Assets Holdings, Ltd.	1,031,000	7,171,246
VTech Holdings, Ltd.	744,600	7,033,950

		30,896,903

Japan — 11.4%
ABC-Mart, Inc.	131,000	8,727,746
Japan Tobacco, Inc.	821,168	18,720,559
KDDI Corp.	461,200	13,230,733
Mitsubishi Electric Corp.	847,500	11,707,149
Nihon Kohden Corp.	329,600	8,937,335
Sumitomo Rubber Industries, Ltd.	647,700	8,233,876
Toyota Tsusho Corp.	132,100	4,617,826

		74,175,224

Malaysia — 2.9%
Axiata Group Bhd	6,831,867	6,755,803
Malayan Banking Bhd	5,838,377	11,924,184

		18,679,987

Netherlands — 3.3%
Koninklijke Vopak NV	184,948	9,860,704

Unilever NV	198,915	11,791,049

		21,651,753

Norway — 1.8%
Telenor ASA	628,161	11,458,516

Singapore — 4.8%
ComfortDelGro Corp., Ltd.	4,876,500	8,379,479
Singapore Technologies Engineering, Ltd.	1,607,400	4,854,169
Singapore Telecommunications, Ltd.	3,601,800	8,901,787
United Overseas Bank, Ltd.	472,402	8,918,850

		31,054,285

Sweden — 2.5%
Assa Abloy AB, Class B	199,447	4,736,068
Atlas Copco AB, A Shares	132,432	4,852,620
Essity AB, Class B	206,989	6,505,996

		16,094,684

Switzerland — 13.9%
Geberit AG	8,886	4,771,198
Givaudan SA	1,542	4,533,071
Nestle SA	210,271	21,856,826
Novartis AG	204,866	18,864,680
Roche Holding AG	68,427	21,094,475
Schindler Holding AG	18,557	4,627,417
SGS SA	2,082	5,418,719
Zurich Insurance Group AG	23,086	9,058,903

		90,225,289

Taiwan — 3.9%
Advantech Co., Ltd.	513,118	5,036,916
Chunghwa Telecom Co., Ltd.	2,353,000	8,714,672
Merida Industry Co., Ltd.	444,000	2,546,664
Taiwan Semiconductor Manufacturing Co., Ltd.	907,000	9,066,879

		25,365,131

United Kingdom — 14.5%
BP PLC	929,007	5,769,528
British American Tobacco PLC	282,976	11,198,767
Bunzl PLC	10,473	287,555
GlaxoSmithKline PLC	436,335	9,898,031
IMI PLC	340,454	4,935,864
Imperial Brands PLC	278,040	6,124,520
Legal & General Group PLC	2,720,135	9,881,921
National Grid PLC (1)	1,022,801	11,768,847
Reckitt Benckiser Group PLC	114,350	8,970,936
Royal Dutch Shell PLC, A Shares (1)	279,627	8,010,416
Royal Dutch Shell PLC, B Shares	203,348	5,758,164
SSE PLC	220,591	3,708,773
Vodafone Group PLC	3,939,917	7,814,449

		94,127,771

Total Common Stocks (identified cost $524,961,060)		616,858,193
Preferred Stocks — 2.1%

Germany — 2.1%
Fuchs Petrolub SE	311,297	13,445,088

Total Preferred Stocks (identified cost $11,696,568)		13,445,088
Short-Term Investments — 5.2%

Collateral Investment for Securities on Loan — 3.5%
BMO Institutional Prime Money Market Fund — Premier Class, 1.880% (3)	22,733,206	22,733,206

Mutual Funds — 1.7%
BMO Institutional Prime Money Market Fund — Premier Class, 1.880% (4)	11,095,742	11,095,742

Total Short-Term Investments (identified cost $33,828,948)		33,828,948

Total Investments — 102.6% (identified cost $570,486,576)		664,132,229
Other Assets and Liabilities — (2.6)%		(16,536,361)

Total Net Assets — 100.0%		$647,595,868

Pyrford International Stock Fund

Industry Allocation

As of November 30, 2019

(Unaudited)

Industry	Value	% of Total Net Assets
Agriculture	$36,043,846	5.6%
Auto Parts & Equipment	8,233,876	1.3
Banks	20,843,034	3.2
Building Materials	4,771,198	0.7
Chemicals	29,161,830	4.5
Commercial Services	30,506,489	4.7
Computers	17,302,608	2.7
Cosmetics/Personal Care	18,297,045	2.8
Distribution/Wholesale	4,905,381	0.7
Electric	10,880,019	1.7
Electrical Components & Equipment	8,575,323	1.3
Electronics	4,736,068	0.7
Engineering & Construction	4,854,169	0.7
Food	35,921,407	5.6
Gas	18,576,329	2.9
Hand/Machine Tools	4,627,417	0.7
Healthcare-Products	8,937,335	1.4
Household Products/Wares	8,970,936	1.4
Insurance	45,087,340	7.0
Leisure Time	2,546,664	0.4
Machinery-Construction & Mining	16,559,769	2.6
Machinery-Diversified	19,304,355	3.0
Mining	11,658,617	1.8
Miscellaneous Manufacturing	4,935,864	0.8
Oil & Gas	41,834,945	6.4
Pharmaceuticals	61,711,972	9.5
Pipelines	9,860,704	1.5
Retail	17,202,524	2.6
Semiconductors	9,066,879	1.4
Software	10,374,510	1.6
Telecommunications	73,462,872	11.4
Transportation	17,106,868	2.7
Total Common Stocks	616,858,193	95.3
Preferred Stocks	13,445,088	2.1
Collateral Investment for Securities on Loan	22,733,206	3.5
Mutual Funds	11,095,742	1.7

Total Investments	664,132,229	102.6

Other Assets and Liabilities	(16,536,361)	(2.6)

Net Assets	$647,595,868	100.0%

LGM Emerging Markets Equity Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2019

(Unaudited)

Description	Shares or Units	Value
Common Stocks — 94.0%

Brazil — 2.8%
Raia Drogasil SA	305,300	$8,147,920

Cayman Islands — 2.1%
Tencent Holdings, Ltd.	147,900	6,268,774

Chile — 0.9%
Aguas Andinas SA, Class A	6,599,751	2,701,484

China — 16.2%
ANTA Sports Products, Ltd.	1,156,000	10,868,603
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	2,649,122	10,967,475
Ping An Healthcare and Technology Co., Ltd. (1) (2) (5)	781,200	5,199,218
Sinopharm Group Co., Ltd., Class H	886,000	2,925,717
Tingyi Cayman Islands Holding Corp.	6,142,000	9,995,795
Yum China Holdings, Inc.	177,493	7,901,988

		47,858,796

Egypt — 4.3%
Commercial International Bank Egypt SAE, GDR	1,833,226	8,817,817
Eastern Co. SAE	4,257,768	4,027,975

		12,845,792

Hong Kong — 8.1%
AIA Group, Ltd.	1,075,200	10,768,207
Dairy Farm International Holdings, Ltd.	393,191	2,300,168
Sands China, Ltd.	2,337,600	11,048,670

		24,117,045

India — 18.3%
Colgate-Palmolive India, Ltd.	421,044	8,631,292
Emami, Ltd.	658,705	2,901,562
HDFC Bank, Ltd.	927,152	16,478,394
ICICI Bank, Ltd.	1,632,723	11,664,339
ITC, Ltd.	1,731,802	5,937,434
Tata Consultancy Services, Ltd.	204,732	5,855,214
United Spirits, Ltd. (2)	321,042	2,712,886

		54,181,121

Indonesia — 5.5%
Bank Mandiri Persero Tbk PT	24,599,508	12,164,592
Bank Rakyat Indonesia Persero Tbk PT	13,832,200	4,010,897

		16,175,489

Malaysia — 2.8%
British American Tobacco Malaysia Bhd	1,015,200	3,962,112
Public Bank Bhd	939,900	4,415,381

		8,377,493

Mexico — 5.8%
Bolsa Mexicana de Valores SAB de C.V. (1)	2,026,573	4,439,875
Wal-Mart de Mexico SAB de C.V.	4,595,781	12,792,344

		17,232,219

Netherlands — 0.7%
Prosus NV (2)	29,271	1,995,356

Nigeria — 1.4%

Guaranty Trust Bank PLC	48,352,103	4,046,006

Peru — 1.5%
Credicorp, Ltd.	20,766	4,385,572

Philippines — 3.0%
Universal Robina Corp.	2,971,920	8,778,612

Russia — 2.3%
Magnit PJSC, GDR	607,722	6,937,147

South Africa — 11.3%
AVI, Ltd.	983,812	5,830,818
Clicks Group, Ltd.	407,009	6,957,811
Discovery, Ltd.	903,136	7,277,856
Famous Brands, Ltd.	305,889	1,666,151
Mr Price Group, Ltd.	630,408	7,530,214
Naspers, Ltd., Class N	29,271	4,185,470

		33,448,320

Thailand — 1.2%
Kasikornbank PCL	694,469	3,562,263

United States — 3.4%
Western Union Co. (1)	378,338	10,169,725

Vietnam — 2.4%
Vietnam Dairy Products JSC	1,368,611	7,173,694

Total Common Stocks (identified cost $252,343,798)		278,402,828

Common Stock Units — 2.9%

Mexico — 2.9%
Fomento Economico Mexicano SAB de C.V.,	971,600	8,792,924

Total Common Stock Units (identified cost $8,477,860)		8,792,924

Short-Term Investments — 8.0%

Collateral Investment for Securities on Loan — 4.5%
BMO Institutional Prime Money Market Fund — Premier Class, 1.880% (3)	13,354,658	13,354,658

Mutual Funds — 3.5%
BMO Institutional Prime Money Market Fund — Premier Class, 1.880% (4)	10,203,359	10,203,359

Total Short-Term Investments (identified cost $23,557,798)		23,558,017

Total Investments — 104.9% (identified cost $284,379,456)		310,753,769
Other Assets and Liabilities — (4.9)%		(14,493,733)

Total Net Assets — 100.0%		$296,260,036

LGM Emerging Markets Equity Fund

Industry Allocation

As of November 30, 2019

(Unaudited)

Industry	Value	% of Total Net Assets
Agriculture	$13,927,521	4.6%
Banks	69,545,261	23.6
Beverages	2,712,886	0.9
Computers	5,855,214	2.0
Cosmetics/Personal Care	8,631,292	2.9
Diversified Financial Services	14,609,600	4.9
Food	46,152,891	15.6
Holding Companies-Diversified	5,830,818	2.0
Insurance	18,046,063	6.1
Internet	12,449,600	4.2
Lodging	11,048,670	3.7
Pharmaceuticals	5,827,279	2.0
Retail	55,865,031	18.9
Software	5,199,218	1.7
Water	2,701,484	0.9
Total Common Stocks	278,402,828	94.0
Common Stock Units	8,792,924	2.9
Collateral Investment for Securities on Loan	13,354,658	4.5
Mutual Funds	10,203,359	3.5

Total Investments	310,753,769	104.9

Other Assets and Liabilities	(14,493,733)	(4.9)

Net Assets	$296,260,036	100.0%

Alternative Strategies Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2019

(Unaudited)

Description	Shares or Units	Value
Common Stocks — 23.7%

Australia — 1.0%
Beach Energy, Ltd.	58,780	$95,421
BHP Group PLC	7,688	170,023
Fortescue Metals Group, Ltd.	5,240	34,487
Regis Resources, Ltd.	19,516	62,703

		362,634

Bermuda — 0.5%
Argo Group International Holdings, Ltd.	546	35,916
Essent Group, Ltd.	2,560	139,904

		175,820

Canada — 2.7%
Air Canada (2)	7,075	266,584
Allied Properties Real Estate Investment Trust	5,015	201,612
Cascades, Inc.	6,413	60,060
Cogeco Communications, Inc.	774	66,853
Cogeco, Inc.	872	67,598
George Weston, Ltd.	1,561	126,967
Hudbay Minerals, Inc.	14,409	46,970
InterRent Real Estate Investment Trust	5,571	69,118
Methanex Corp.	1,318	49,047
Quebecor, Inc., Class B	1,161	28,791
Teck Resources, Ltd., Class B	3,501	54,823

		1,038,423

Cayman Islands — 0.1%
Tianneng Power International, Ltd.	36,000	23,684

China — 0.0%
Agricultural Bank of China, Ltd., Class H	47,000	19,032

Denmark — 0.7%
H Lundbeck A/S	701	26,856
Novo Nordisk A/S, Class B	3,188	179,204
Scandinavian Tobacco Group A/S, Class A (5)	5,510	63,701

		269,761

Finland — 0.1%
Cramo OYJ	2,267	33,370

France — 0.4%
Boiron SA	385	14,422
Derichebourg SA	11,897	40,950
Peugeot SA	2,113	51,032
Sanofi	344	32,031

		138,435

Germany — 0.0%
Hamburger Hafen und Logistik AG	523	14,129

Hong Kong — 0.7%
Ajisen China Holdings, Ltd.	61,000	19,247
HKT Trust & HKT, Ltd.	59,000	86,523
SITC International Holdings Co., Ltd.	50,000	55,824
SmarTone Telecommunications Holdings, Ltd.	78,500	61,270
WH Group, Ltd. (5)	29,500	30,298

		253,162

Indonesia — 0.2%
Bukit Asam Tbk PT	390,600	67,016
Indo Tambangraya Megah Tbk PT	16,900	12,251

		79,267

Italy — 1.0%
ASTM SpA	864	26,426
Enel SpA	30,830	232,888
Iren SpA	36,972	114,631

		373,945

Japan — 2.2%
Arcs Co., Ltd.	2,200	45,721
Artnature, Inc.	2,000	14,403
Frontier Real Estate Investment Corp.	43	187,059
Fukuda Corp.	800	35,021
Heiwado Co., Ltd.	4,100	77,938
Hoshino Resorts REIT, Inc.	3	15,820
J-Oil Mills, Inc.	800	31,877
KDDI Corp.	1,400	40,163
Keihin Corp.	3,000	70,545
Mitsuboshi Belting, Ltd.	1,400	26,728
Mitsui Sugar Co., Ltd.	1,100	23,263
Nippon Telegraph & Telephone Corp.	3,800	191,945
Okinawa Electric Power Co., Inc.	2,950	53,624
Press Kogyo Co., Ltd.	5,800	23,482
Yorozu Corp.	1,200	15,814

		853,403

Luxembourg — 0.2%
Trinseo SA	1,533	58,239

Malaysia — 0.0%
Malaysian Pacific Industries Bhd	5,800	15,443

Netherlands — 0.5%
Koninklijke Ahold Delhaize NV	6,831	176,005

New Zealand — 0.2%
Air New Zealand, Ltd.	38,465	69,885
New Zealand Refining Co., Ltd.	15,742	20,112

		89,997

Norway — 0.2%
Austevoll Seafood ASA	3,669	35,095
DNO ASA	12,802	14,550
Sparebank 1 Oestlandet	1,690	16,331

		65,976

Poland — 0.1%
Asseco Poland SA	3,702	53,564

Singapore — 0.8%
ComfortDelGro Corp., Ltd.	31,600	54,299
DBS Group Holdings, Ltd.	9,000	166,167
First Resources, Ltd.	17,300	22,770
NetLink NBN Trust	84,700	57,908

		301,144

South Korea — 0.6%
DB HiTek Co., Ltd.	2,679	43,094
KT Corp.	4	91
S&T Motiv Co., Ltd.	388	13,288
Samsung Electronics Co., Ltd.	4,235	180,350

		236,823

Sweden — 0.1%
Mycronic AB	1,824	30,094

Switzerland — 0.6%
Ferrexpo PLC	8,086	14,996
Roche Holding AG	664	204,696

		219,692

Taiwan — 0.6%
Nanya Technology Corp.	24,000	56,007
Uni-President Enterprises Corp.	46,000	109,307
United Integrated Services Co., Ltd.	10,000	57,521

		222,835

United Kingdom — 1.8%
BT Group PLC	60,536	149,975
DFS Furniture PLC	4,897	14,946
GlaxoSmithKline PLC	8,124	184,289
Imperial Brands PLC	1,932	42,557
International Consolidated Airlines Group SA	6,463	46,307
Legal & General Group PLC	47,057	170,952
Reach PLC	9,271	11,511
SThree PLC	3,906	17,226
Taylor Wimpey PLC	4,532	10,213
Watkin Jones PLC	13,203	39,786

		687,762

United States — 8.4%
ArcBest Corp.	1,816	52,264
Best Buy Co., Inc.	1,332	107,412
Ciena Corp. (2)	3,891	147,702
Citizens Financial Group, Inc.	810	31,153
CONMED Corp.	1,695	191,993
ConocoPhillips	1,288	77,203
CRA International, Inc.	1,391	71,317
Cutera, Inc. (2)	330	12,639
Discover Financial Services	1,332	113,047
Emergent BioSolutions, Inc. (2)	544	29,844
Employers Holdings, Inc.	1,254	53,884
Enova International, Inc. (2)	512	11,791
Essex Property Trust, Inc.	715	223,209
F5 Networks, Inc. (2)	301	43,859
FedNat Holding Co.	787	11,734
Glaukos Corp. (2)	1,195	76,635
Globus Medical, Inc., Class A (2)	857	47,949
Haemonetics Corp. (2)	578	69,707
HealthStream, Inc. (2)	1,297	37,782
Integer Holdings Corp. (2)	1,182	89,655
K12, Inc. (2)	2,866	56,317
Lantheus Holdings, Inc. (2)	2,221	46,419
LeMaitre Vascular, Inc.	533	18,959
Luminex Corp.	692	14,622
Marlin Business Services Corp.	2,296	49,226
Masco Corp.	3,762	175,121
Merit Medical Systems, Inc. (2)	3,173	88,844
Myriad Genetics, Inc. (2)	1,331	34,260
Natus Medical, Inc. (2)	1,081	34,581
NetApp, Inc.	1,186	71,860
NextGen Healthcare, Inc. (2)	1,476	27,188
OraSure Technologies, Inc. (2)	4,064	32,918
Orthofix Medical, Inc. (2)	1,157	52,528
Pacira BioSciences, Inc. (2)	832	38,455
Regions Financial Corp.	4,739	78,857
Rush Enterprises, Inc., Class A	1,729	79,223
Southwest Airlines Co.	614	35,391

SpartanNash Co.	999	14,146
Supernus Pharmaceuticals, Inc. (2)	1,864	43,580
Surmodics, Inc. (2)	582	23,885
Sykes Enterprises, Inc. (2)	2,071	72,775
Synchrony Financial	862	32,247
Sysco Corp.	1,297	104,473
U.S. Foods Holding Corp. (2)	3,770	149,933
United Airlines Holdings, Inc. (2)	686	63,661
Unum Group	2,529	77,741
Vanda Pharmaceuticals, Inc. (2)	1,751	29,294
Vishay Intertechnology, Inc.	4,198	83,498
Vishay Precision Group, Inc. (2)	736	25,326
WW Grainger, Inc.	64	20,285

		3,176,392

Total Common Stocks (identified cost $8,764,152)		8,969,031

Short-Term Investments — 68.4%

Mutual Funds — 58.2%
BMO Institutional Prime Money Market Fund — Premier Class, 1.880% (4)	22,020,019	22,020,018

U.S. Treasury Bills — 10.2%
United States Treasury Bill, 0.000% 12/12/2019 (6)	$1,550,000	1,549,323
United States Treasury Bill, 0.000% 12/19/2019 (6)	1,550,000	1,548,917
United States Treasury Bill, 0.000% 8/13/2020 (6)	785,000	776,357

Total U.S. Treasury Bills		3,874,597
Total Short-Term Investments (identified cost $25,892,878)		25,894,615
Total Investments — 92.1% (identified cost $34,657,030)		34,863,646
Other Assets and Liabilities — 7.9%		3,008,666

Total Net Assets — 100.0%		$37,872,312

Alternative Strategies Fund

Industry Allocation

As of November 30, 2019

(Unaudited)

Industry Allocation
Industry	Value	% of Total Net Assets

Common Stocks Purchased Long
Agriculture	$129,028	0.3%
Airlines	481,828	1.3
Auto Manufacturers	51,032	0.1
Auto Parts & Equipment	123,129	0.3
Banks	311,540	0.8
Biotechnology	90,960	0.2
Building Materials	175,121	0.5
Chemicals	49,047	0.1
Coal	79,267	0.2
Commercial Services	218,785	0.6
Computers	198,199	0.5
Cosmetics/Personal Care	14,403	0.0
Distribution/Wholesale	20,285	0.1
Diversified Financial Services	206,311	0.6
Electric	401,143	1.1
Electrical Components & Equipment	23,684	0.1
Electronics	138,918	0.4
Engineering & Construction	92,542	0.3
Environmental Control	40,950	0.1
Food	925,023	2.5
Forest Products & Paper	60,060	0.2
Healthcare-Products	801,334	2.1
Holding Companies-Diversified	15,443	0.0
Home Builders	10,213	0.0
Insurance	490,131	1.3
Internet	81,641	0.2
Iron/Steel	34,487	0.1
Media	174,753	0.5
Mining	349,515	0.9
Miscellaneous Manufacturing	84,967	0.2
Oil & Gas	207,286	0.6
Pharmaceuticals	725,971	1.9
Real Estate	39,786	0.1
Real Estate Investment Trusts	696,818	1.8
Retail	220,828	0.6
Semiconductors	279,451	0.7
Software	27,188	0.1
Telecommunications	735,577	1.9
Transportation	162,387	0.4
Total Common Stocks Purchased Long	8,969,031	23.7
Short-Term Investments	25,894,615	68.4

Total Investments	34,863,646	92.1
Other Assets and Liabilities	3,008,666	7.9

Total Net Assets	$37,872,312	100.0%

At November 30, 2019, the Alternative Strategies Fund had outstanding futures contracts as set forth below:

Expiration Date	Number of Contracts	Description	Notional Amount	Value at 11/30/19	Unrealized Appreciation (Depreciation)
Long Futures
Bond Futures
March 2020	15	Canadian Government Bond	$1,581,187	$1,581,759	$572
March 2020	17	United States Treasury Note	2,205,045	2,199,109	(5,936)
March 2020	21	United States Treasury Bond	3,341,614	3,338,344	(3,270)
December 2019	13	SFE 10-Year Australian Bond	1,276,267	1,293,054	16,787
Index Futures
December 2019	18	CME E-Mini S&P 500® Index	2,756,869	2,829,330	72,461
December 2019	8	Russell 2000 Mini Index	627,873	649,520	21,647
December 2019	5	OSE Nikkei 225 Index	999,939	1,064,248	64,309
December 2019	42	Eurex Euro STOXX 50 Index	1,648,092	1,713,122	65,030
December 2019	1	HKG Hang Seng Index	173,552	168,195	(5,357)
December 2019	6	CAC 40 10 Euro	390,445	389,971	(474)
December 2019	9	TSE TOPIX Index	1,369,311	1,395,814	26,503
December 2019	7	LIFFE FTSE 100 Index	664,122	666,761	2,639
December 2019	5	CME E-Mini NASDAQ 100 Index	809,599	841,750	32,151
December 2019	4	DAX Index	1,377,906	1,459,499	81,593
Interest Rate Futures
December 2020	129	CME 3-Month Eurodollar	31,782,439	31,756,575	(25,864)
December 2020	97	LIFFE 90-Day Sterling	15,588,301	15,571,490	(16,811)
December 2020	64	LIFFE 3-Month Euro Euribor	17,708,399	17,701,073	(7,326)
December 2019	4	Eurex 10-Year Euro BUND	750,718	753,939	3,221
March 2020	6	LIFFE 10-Year Gilt Government Bond	1,030,473	1,030,191	(282)
Short Futures
Index Futures
December 2019	3	MSCI E-Mini Emerging Markets Index	(157,828)	(155,700)	2,128
December 2019	1	LIFFE FTSE 100 Index	(95,873)	(95,252)	621
December 2019	1	TSE S&P 60 Index	(153,979)	(153,233)	746
December 2019	2	Russell 2000 Mini Index	(158,251)	(162,380)	(4,129)
December 2019	1	CME Nikkei 225 Index	(107,247)	(106,608)	639
Interest Rate Futures
March 2020	7	CME 3-Month Eurodollar	(1,712,700)	(1,719,900)	(7,200)

Total Futures Contracts			$83,696,273	$84,010,671	$314,398

At November 30, 2019, the Alternative Strategies Fund had outstanding forward foreign currency exchange contracts as set forth below:

Settlement Date	Currency	Contract Amount				Value	Unrealized Appreciation (Depreciation)	Counterparty
		Buy		Sell
December 20, 2019	Australian Dollar	AUD	452,000		$(306,228)	$305,878	$(350)	Bank of America
December 20, 2019	Australian Dollar		$2,432,478	AUD	(3,541,000)	(2,396,280)	36,198	Bank of America
December 20, 2019	Canadian Dollar	CAD	5,790,000		$(4,406,435)	4,359,697	(46,741)	Bank of America
December 20, 2019	Canadian Dollar		$5,836,257	CAD	(7,747,000)	(5,833,258)	2,999	Bank of America
December 20, 2019	Euro Currency	EUR	1,463,000		$(1,620,205)	1,613,859	(6,343)	Bank of America
December 20, 2019	Euro Currency		$5,226,881	EUR	(4,717,000)	(5,203,404)	23,477	Bank of America
December 20, 2019	Japanese Yen	JPY	355,127,000		$(3,306,943)	3,248,616	(58,327)	Bank of America
December 20, 2019	Japanese Yen		$5,461,993	JPY	(590,162,000)	(5,398,659)	63,333	Bank of America
December 20, 2019	Mexican Peso (new)	MXN	10,182,000		$(517,390)	519,519	2,130	Bank of America
December 20, 2019	Mexican Peso (new)		$152,050	MXN	(3,001,000)	(153,121)	(1,070)	Bank of America
December 20, 2019	New Zealand Dollar	NZD	1,023,000		$(653,633)	656,750	3,119	Bank of America
December 20, 2019	New Zealand Dollar		$693,911	NZD	(1,081,000)	(693,987)	(76)	Bank of America
December 20, 2019	Pound Sterling	GBP	2,481,000		$(3,176,650)	3,211,059	34,408	Bank of America
December 20, 2019	Pound Sterling		$4,518,430	GBP	(3,594,000)	(4,651,572)	(133,142)	Bank of America
December 20, 2019	Swiss Franc	CHF	360,000		$(363,277)	360,544	(2,737)	Bank of America
December 20, 2019	Swiss Franc		$1,429,177	CHF	(1,409,000)	(1,411,116)	18,063	Bank of America
January 16, 2020	Euro Currency		4,124,891		(17,793,959)	4,560,583	18,195	Societe Generale
January 16, 2020	Euro Currency	EUR	378,672		$(421,186)	418,669	(2,516)	Barclays Bank PLC
January 16, 2020	Euro Currency	EUR	79,328		$(87,616)	87,707	91	HSBC Bank (USA)
January 16, 2020	Japanese Yen	JPY	76,482,479		$(704,000)	701,014	(2,986)	HSBC Bank (USA)
January 16, 2020	Mexican Peso (new)	MXN	3,649,240		$(188,000)	185,608	(2,393)	BNP Paribas, N.A.
January 16, 2020	Mexican Peso (new)	MXN	745,512		$(38,000)	37,918	(82)	HSBC Bank (USA)
January 16, 2020	New Zealand Dollar	NZD	2,613,000		$(1,670,139)	1,678,324	8,184	Citigroup Global Market, Ltd.
January 16, 2020	New Zealand Dollar		$1,673,472	NZD	(2,613,000)	(1,678,324)	(4,851)	Westpac Banking Corporation
January 16, 2020	Polish Zloty		17,793,959		(4,151,000)	4,542,387	(47,062)	Barclays Bank PLC

							$(98,479)

At November 30, 2019, the Alternative Strategies Fund had outstanding total return swap agreements as set forth below:

Swap Counterparty	Index	Pay/Receive Total Return of Referenced Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount	Value at 11/30/19	Upfront Payment Paid	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	+	Pay	1 Month USD LIBOR Plus 0.15%	Monthly	10/13/2020	$7,637,547	$(65,973)	$—	$ (65,973)
JPMorgan Chase & Co.	++	Receive	1 Month USD LIBOR Plus 0.15%	Monthly	12/28/2020	7,618,871	$29,695	—	29,695
JPMorgan Chase & Co.	+++	Pay	1 Month USD LIBOR Plus 0.23%	Monthly	12/28/2020	3,564,852	$(248,048)	—	(248,048)
Bank of America Merrill Lynch	++++	Receive	1 Month USD LIBOR Plus 0.16%	Monthly	09/07/2020	3,935,840	$(41,062)	—	(41,062)

							$(325,388)	$—	$(325,388)

+	BMO Alternative Strategies Global Market Neutral Long Index
++	BMO Alternative Strategies Global Short Index
+++	BMO Alternative Strategies Global Market Neutral Short Index
++++	BMO Global Equity Market Neutral Strategy Index-Long and Short (MLEIFCLS)

The following table represents the equity basket holdings underlying the total return swap with BMO Alternative Strategies Global Market Neutral Long Index as of November 30, 2019:
Security Description	Shares	Value	Index Weight
BMO Alternative Strategies Global Market Neutral Long Index
Adaro Energy Tbk PT	390,018	$34,011	0.36%
AerCap Holdings NV	852	52,664	0.56
AES Corp.	1,903	35,976	0.38
AGC, Inc.	1,287	46,937	0.50
AGCO Corp.	953	74,491	0.79
Air Canada	837	31,546	0.33
Akamai Technologies, Inc.	421	36,706	0.39
Alfresa Holdings Corp.	1,049	21,661	0.23
Alliance Data Systems Corp.	406	43,377	0.46
Altium, Ltd.	2,236	54,220	0.57
Altri SGPS SA	9,228	57,485	0.61
Amano Corp.	429	12,843	0.14
American Airlines Group, Inc.	939	26,974	0.29
American Eagle Outfitters, Inc.	637	9,540	0.10
Arcs Co., Ltd.	1,112	23,090	0.24
Asahi Co., Ltd.	1,644	18,869	0.20
Asia Cement China Holdings Corp.	6,663	8,954	0.09
Asseco Poland SA	1,879	27,212	0.29
ASTM SpA	1,464	44,804	0.47
AT&S Austria Technologie & Systemtechnik	1,335	27,094	0.29
Atkore International Group, Inc.	2,019	84,233	0.89
Axalta Coating Systems, Ltd.	879	25,039	0.26
Axial Retailing, Inc.	426	14,911	0.16
BE Semiconductor Industries NV	1,298	47,917	0.51
Berry Global Group, Inc.	1,908	89,107	0.94
Boston Properties, Inc.	554	76,721	0.81
Burlington Stores, Inc.	94	21,210	0.22
Cabot Corp.	2,251	105,789	1.12
Cabot Oil & Gas Corp.	1,469	23,415	0.25
Cadence Design Systems, Inc.	1,348	94,689	1.00
Capital One Financial Corp.	357	35,719	0.38
Cascades, Inc.	3,471	32,506	0.34
Castlight Health, Inc.	6,927	9,629	0.10
Cementir Holding NV	1,539	11,862	0.13
Central Pacific Financial Corp.	3,223	93,671	0.99
China BlueChemical, Ltd.	44,001	10,512	0.11
China Resources Cement Holdings, Ltd.	11,231	13,444	0.14
CI Financial Corp.	2,099	33,055	0.35
Citigroup, Inc.	1,410	105,920	1.12
Citizens Financial Group, Inc.	1,131	43,508	0.46
Cogeco, Inc.	269	20,846	0.22
Comfort Systems USA, Inc.	562	28,706	0.30
ComfortDelGro Corp., Ltd.	29,025	49,881	0.53
Corestate Capital Holding SA	346	12,356	0.13
Covestro AG	1,080	50,627	0.54
CTT-Correios de Portugal SA	7,714	26,164	0.28
Cutera, Inc.	521	19,965	0.21
Daiichikosho Co., Ltd.	1,732	85,704	0.91
DB HiTek Co., Ltd.	1,089	17,514	0.19
Derichebourg SA	7,435	25,609	0.27
Detour Gold Corp.	4,575	84,736	0.90
DNO ASA	25,930	29,507	0.31
Dollar General Corp.	450	70,761	0.75
Enerflex, Ltd.	5,269	47,600	0.50
Entegris, Inc.	307	14,551	0.15
Equinor ASA	1,107	20,416	0.22
Eramet	429	19,180	0.20
Essent Group, Ltd.	3,743	204,529	2.16
Essex Property Trust, Inc.	750	234,126	2.48

Estee Lauder Cos, Inc.	128	25,066	0.27
Eutelsat Communications SA	1,318	21,646	0.23
F5 Networks, Inc.	411	59,927	0.63
Fabrinet	1,127	68,169	0.72
FedNat Holding Co.	1,301	19,394	0.21
Ferrexpo PLC	20,857	38,687	0.41
Finnair OYJ	1,524	9,967	0.11
Fortescue Metals Group, Ltd.	12,672	83,401	0.88
Fortinet, Inc.	1,045	109,884	1.16
France Bed Holdings Co., Ltd.	1,173	10,778	0.11
FTI Consulting, Inc.	349	38,025	0.40
Fujitsu, Ltd.	276	25,094	0.27
Fukuda Corp.	345	15,107	0.16
Genting Singapore, Ltd.	30,971	20,950	0.22
Glaukos Corp.	666	42,686	0.45
Globalwafers Co., Ltd.	2,368	25,685	0.27
Globus Medical, Inc.	791	44,250	0.47
GMS, Inc.	853	26,411	0.28
Haemonetics Corp.	247	29,732	0.31
Hanmi Financial Corp.	4,067	79,833	0.84
HealthStream, Inc.	1,860	54,188	0.57
Helmerich & Payne, Inc.	287	11,362	0.12
Herc Holdings, Inc.	2,219	103,751	1.10
Hitachi, Ltd.	2,555	100,325	1.06
HMS Holdings Corp.	352	10,615	0.11
Honda Motor Co., Ltd.	800	22,403	0.24
Host Hotels & Resorts, Inc.	5,072	88,704	0.94
Hudbay Minerals, Inc.	8,665	28,248	0.30
Huntington Ingalls Industries, Inc.	580	145,886	1.54
IGG, Inc.	19,917	14,529	0.15
Integer Holdings Corp.	137	10,409	0.11
International Consolidated Airlines Grou	8,220	58,902	0.62
Israel Corp., Ltd.	172	34,928	0.37
JetBlue Airways Corp.	1,221	23,529	0.25
JTEKT Corp.	6,564	81,517	0.86
KAR Auction Services, Inc.	1,242	26,241	0.28
KDDI Corp.	3,357	96,211	1.02
Kerry Properties, Ltd.	10,807	34,861	0.37
Komori Corp.	3,084	32,360	0.34
Koninklijke Ahold Delhaize NV	2,417	62,328	0.66
Koninklijke Volkerwessels NV	1,181	28,573	0.30
Kraton Corp.	1,729	38,956	0.41
Kroger Co.	526	14,368	0.15
Kurabo Industries, Ltd.	856	20,029	0.21
Lantheus Holdings, Inc.	1,207	25,220	0.27
Legal & General Group PLC	63,641	231,236	2.45
Luminex Corp.	2,622	55,399	0.59
Marlin Business Services Corp.	1,066	22,848	0.24
Masco Corp.	4,826	224,661	2.38
Matrix Service Co.	2,273	47,601	0.50
Max Co., Ltd.	1,051	20,353	0.22
Mebuki Financial Group, Inc.	55,946	144,578	1.53
Medpace Holdings, Inc.	1,918	147,030	1.55
Meet Group, Inc.	2,669	12,920	0.14
Meidensha Corp.	814	15,919	0.17
Meitec Corp.	935	49,455	0.52
Methanex Corp.	1,682	62,612	0.66
Micro Focus International PLC	647	9,481	0.10
Mitsuboshi Belting, Ltd.	1,033	19,697	0.21
Mitsui Sugar Co., Ltd.	1,593	33,660	0.36
Moneysupermarket.com Group PLC	30,415	133,958	1.42
Myriad Genetics, Inc.	452	11,647	0.12
Naphtha Israel Petroleum Corp., Ltd.	1,621	9,672	0.10
NEC Corp.	446	17,799	0.19

Nikkon Holdings Co., Ltd.	2,757	68,345	0.72
Nishi-Nippon Financial Holdings, Inc.	9,124	70,405	0.74
NNIT A/S	1,029	15,185	0.16
Nomura Real Estate Holdings, Inc.	4,455	107,600	1.14
Northrim BanCorp, Inc.	357	13,374	0.14
Novocure, Ltd.	104	9,597	0.10
NS United Kaiun Kaisha, Ltd.	769	16,232	0.17
Obayashi Corp.	13,418	142,128	1.50
Oesterreichische Post AG	1,537	55,836	0.59
Omnicell, Inc.	128	10,268	0.11
ORIX Corp.	2,815	46,076	0.49
Orthofix Medical, Inc.	778	35,331	0.37
Oshkosh Corp.	2,276	205,919	2.18
Persimmon PLC	2,527	83,599	0.88
Peugeot SA	7,644	184,740	1.95
Quebecor, Inc.	3,072	76,175	0.81
Raymond James Financial, Inc.	364	32,702	0.35
Regions Financial Corp.	11,381	189,382	2.00
Rio Tinto PLC	1,371	74,526	0.79
Roche Holding AG	376	116,049	1.23
Ryobi, Ltd.	2,743	52,503	0.56
Samsung Electronics Co., Ltd.	864	36,788	0.39
Sandfire Resources NL	12,961	49,007	0.52
Sandvik AB	2,076	37,771	0.40
Scandinavian Tobacco Group A/S	3,402	39,363	0.42
Schaeffler AG	4,733	51,756	0.55
Semapa-Sociedade de Investimento e Gesta	930	14,035	0.15
ServiceMaster Global Holdings, Inc.	1,367	53,573	0.57
Signify NV	2,351	70,156	0.74
Siltronic AG	945	78,328	0.83
Silvercorp Metals, Inc.	4,349	22,067	0.23
Sino-American Silicon Products, Inc.	9,326	26,531	0.28
Sinotruk Hong Kong, Ltd.	16,924	28,583	0.30
SITC International Holdings Co., Ltd.	35,972	40,164	0.42
SK Hynix, Inc.	764	52,314	0.55
Soulbrain Co., Ltd.	164	9,782	0.10
Sprouts Farmers Market, Inc.	796	15,753	0.17
SPS Commerce, Inc.	760	42,813	0.45
St Barbara, Ltd.	8,210	14,549	0.15
Steel Dynamics, Inc.	2,480	83,646	0.88
Sumitomo Seika Chemicals Co., Ltd.	418	13,273	0.14
Supernus Pharmaceuticals, Inc.	445	10,405	0.11
Surmodics, Inc.	601	24,685	0.26
Synchrony Financial	2,057	76,957	0.81
Taiheiyo Cement Corp.	2,910	84,106	0.89
Teck Resources, Ltd.	1,791	28,049	0.30
Terex Corp.	839	23,558	0.25
Tianneng Power International, Ltd.	21,102	13,883	0.15
Toyo Construction Co., Ltd.	6,963	31,855	0.34
Trinseo SA	1,455	55,282	0.58
Tsubakimoto Chain Co.	1,285	43,885	0.46
UCB SA	155	12,598	0.13
Uni-President Enterprises Corp.	15,627	37,133	0.39
United Airlines Holdings, Inc.	293	27,164	0.29
United Rentals, Inc.	311	47,530	0.50
US Concrete, Inc.	398	16,289	0.17
US Foods Holding Corp.	3,311	131,662	1.39
Vanda Pharmaceuticals, Inc.	2,850	47,683	0.50
Vishay Intertechnology, Inc.	2,369	47,119	0.50
Vishay Precision Group, Inc.	438	15,066	0.16
Waddell & Reed Financial, Inc.	1,740	28,101	0.30
Walker & Dunlop, Inc.	595	39,071	0.41
Weichai Power Co., Ltd.	8,220	14,051	0.14

Wells Fargo & Co.	1,021	55,580	0.59
World Fuel Services Corp.	1,964	83,255	0.88
WW Grainger, Inc.	184	58,404	0.62
Yanzhou Coal Mining Co., Ltd.	38,792	34,294	0.36
Yorozu Corp.	1,194	15,721	0.17
Yurtec Corp.	1,654	10,091	0.11

		$9,457,451	100.00

The following table represents the equity basket holdings underlying the total return swap with BMO Alternative Strategies Global Market Neutral Short Index as of November 30, 2019:

Row Labels	Shares	Value	Index Weight
BMO Alternative Strategies Global Market Neutral Short Index
a2 Milk Co., Ltd.	(3,400)	$(33,869)	(0.34	) %
AAON, Inc.	(2,530)	(124,922)	(1.26)
AEON Financial Service Co., Ltd.	(776)	(11,728)	(0.12)
AIA Group, Ltd.	(4,931)	(49,390)	(0.50)
Air Water, Inc.	(5,521)	(88,636)	(0.89)
Aker Solutions ASA	(28,001)	(66,797)	(0.67)
Albemarle Corp.	(1,268)	(82,931)	(0.83)
Amundi SA	(387)	(29,299)	(0.29)
Analog Devices, Inc.	(644)	(72,683)	(0.73)
Andersons, Inc.	(569)	(13,140)	(0.13)
AP Moller—Maersk A/S	(91)	(127,360)	(1.28)
Apache Corp.	(1,395)	(31,077)	(0.31)
Aqua America, Inc.	(2,579)	(114,180)	(1.15)
Arbonia AG	(1,757)	(21,832)	(0.22)
Argan, Inc.	(695)	(25,477)	(0.25)
Ariake Japan Co., Ltd.	(818)	(58,351)	(0.58)
Arrow Electronics, Inc.	(1,553)	(123,690)	(1.24)
Asahi Holdings, Inc.	(2,061)	(48,947)	(0.49)
Assa Abloy AB	(3,248)	(77,164)	(0.77)
Astronics Corp.	(988)	(28,807)	(0.29)
Atlantic Union Bankshares Corp.	(459)	(17,347)	(0.17)
Atmos Energy Corp	(570)	(60,915)	(0.61)
Bank of East Asia, Ltd.	(4,644)	(10,477)	(0.11)
Bank of Kyoto, Ltd.	(2,113)	(87,135)	(0.88)
BlackBerry, Ltd.	(3,334)	(18,398)	(0.19)
Boskalis Westminster	(2,148)	(50,225)	(0.51)
Capital & Counties Properties PLC	(24,579)	(77,065)	(0.77)
Capstar Financial Holdings, Inc.	(694)	(11,661)	(0.12)
Century Aluminum Co.	(4,385)	(30,911)	(0.31)
Chegg, Inc.	(1,114)	(43,180)	(0.43)
Chorus Aviation, Inc.	(7,528)	(45,624)	(0.46)
Chugoku Marine Paints, Ltd.	(2,230)	(20,668)	(0.21)
Clarus Corp.	(1,204)	(15,162)	(0.15)
Clinigen Group PLC	(1,559)	(17,567)	(0.18)
CME Group, Inc.	(448)	(90,808)	(0.91)
Coats Group PLC	(51,368)	(47,940)	(0.48)
Colowide Co., Ltd.	(797)	(15,986)	(0.16)
Commonwealth Bank of Australia	(1,893)	(103,478)	(1.04)
Community Health Systems, Inc.	(24,845)	(79,506)	(0.80)
COMSYS Holdings Corp.	(1,601)	(46,260)	(0.47)
Copart, Inc.	(969)	(86,275)	(0.87)
Corning, Inc.	(1,013)	(29,428)	(0.30)
Cubic Corp.	(444)	(26,426)	(0.27)
Diamondback Energy, Inc.	(367)	(28,360)	(0.29)
Digimarc Corp.	(1,377)	(44,602)	(0.45)
DKSH Holding AG	(392)	(20,289)	(0.20)
Drive Shack, Inc.	(5,009)	(19,234)	(0.19)
ECN Capital Corp.	(9,548)	(31,990)	(0.32)
eHealth, Inc.	(443)	(40,867)	(0.41)

Energizer Holdings, Inc.	(1,887)	(94,139)	(0.95)
Essentra PLC	(10,091)	(54,980)	(0.55)
Euronav NV	(9,930)	(108,280)	(1.09)
Everbridge, Inc.	(1,115)	(98,065)	(0.99)
FANUC Corp.	(147)	(28,075)	(0.28)
Fastenal Co.	(2,226)	(79,067)	(0.80)
Ferrari NV	(371)	(62,696)	(0.63)
First Financial Bancorp	(4,016)	(97,660)	(0.98)
First Hawaiian, Inc.	(3,803)	(108,527)	(1.09)
First Republic Bank	(1,133)	(124,544)	(1.25)
Fletcher Building, Ltd.	(23,150)	(77,716)	(0.78)
Fluidra SA	(1,418)	(17,610)	(0.18)
FMC Corp.	(926)	(90,664)	(0.91)
Franco-Nevada Corp.	(483)	(47,560)	(0.48)
Front Yard Residential Corp.	(5,129)	(59,501)	(0.60)
FUCHS PETROLUB SE	(2,137)	(92,381)	(0.93)
Fuji Seal International, Inc.	(792)	(17,745)	(0.18)
GAM Holding AG	(27,632)	(75,762)	(0.76)
Genuine Parts Co.	(858)	(89,524)	(0.90)
Green Plains, Inc.	(1,660)	(25,315)	(0.25)
HarborOne Bancorp, Inc.	(3,529)	(37,447)	(0.38)
Haynes International, Inc.	(797)	(29,260)	(0.29)
Healthcare Services Group, Inc.	(1,460)	(36,729)	(0.37)
Helios Technologies, Inc.	(962)	(43,069)	(0.43)
Henry Schein, Inc.	(1,385)	(95,408)	(0.96)
Hitachi Metals, Ltd.	(1,019)	(14,253)	(0.14)
Huhtamaki OYJ	(2,160)	(94,906)	(0.95)
Hunting PLC	(15,588)	(78,718)	(0.79)
Iliad SA	(216)	(27,475)	(0.28)
IMCD NV	(1,207)	(100,452)	(1.01)
Infinera Corp.	(5,807)	(37,049)	(0.37)
Interactive Brokers Group, Inc.	(957)	(46,325)	(0.47)
Intercontinental Exchange, Inc.	(146)	(13,751)	(0.14)
International Flavors & Fragrances, Inc.	(208)	(29,403)	(0.30)
Invesco, Ltd.	(1,233)	(21,649)	(0.22)
IPG Photonics Corp.	(385)	(54,639)	(0.55)
J Sainsbury PLC	(4,576)	(12,685)	(0.13)
JCDecaux SA	(2,820)	(80,837)	(0.81)
JCR Pharmaceuticals Co., Ltd.	(395)	(33,621)	(0.34)
JGC Holdings Corp.	(7,986)	(116,025)	(1.17)
Kobayashi Pharmaceutical Co., Ltd.	(1,645)	(134,923)	(1.36)
Komatsu, Ltd.	(2,558)	(59,973)	(0.60)
Kratos Defense & Security Solutions, Inc.	(1,848)	(33,381)	(0.34)
Labrador Iron Ore Royalty Corp.	(2,069)	(39,351)	(0.40)
Lancashire Holdings, Ltd.	(2,150)	(20,648)	(0.21)
Leggett & Platt, Inc.	(618)	(32,343)	(0.33)
Limoneira Co.	(1,446)	(28,552)	(0.29)
Liquidity Services, Inc.	(1,642)	(11,477)	(0.12)
Macerich Co.	(1,807)	(48,675)	(0.49)
Manulife Financial Corp.	(3,530)	(69,454)	(0.70)
MaxLinear, Inc.	(803)	(15,958)	(0.16)
MBIA, Inc.	(6,522)	(60,847)	(0.61)
McDonald’s Corp.	(557)	(108,306)	(1.09)
MISUMI Group, Inc.	(3,981)	(98,510)	(0.99)
Mitsubishi Motors Corp.	(6,270)	(28,054)	(0.28)
Mitsui E&S Holdings Co., Ltd.	(6,622)	(54,299)	(0.55)
Miura Co., Ltd.	(3,806)	(127,213)	(1.28)
MKS Instruments, Inc.	(720)	(76,555)	(0.77)
Mondelez International, Inc.	(996)	(52,353)	(0.53)
Monro, Inc.	(503)	(36,942)	(0.37)
Motorcar Parts of America, Inc.	(552)	(10,770)	(0.11)
Nanosonics, Ltd.	(26,889)	(121,310)	(1.22)

Netflix, Inc.	(78)	(24,539)	(0.25)
New York Community Bancorp, Inc.	(8,991)	(107,172)	(1.08)
Nippon Paint Holdings Co., Ltd.	(1,152)	(61,424)	(0.62)
Norsk Hydro ASA	(7,855)	(27,806)	(0.28)
Nutanix, Inc.	(539)	(20,118)	(0.20)
Ocado Group PLC	(4,657)	(79,813)	(0.80)
Okta, Inc.	(738)	(95,774)	(0.96)
Ollie’s Bargain Outlet Holdings, Inc.	(1,518)	(99,297)	(1.00)
Oriental Land Co., Ltd.	(320)	(44,312)	(0.45)
Origin Energy, Ltd.	(3,648)	(21,468)	(0.22)
Parco Co., Ltd.	(2,648)	(32,302)	(0.32)
PATRIZIA AG	(1,595)	(32,283)	(0.32)
Pebblebrook Hotel Trust	(3,778)	(98,984)	(1.00)
Penske Automotive Group, Inc.	(262)	(13,205)	(0.13)
Penumbra, Inc.	(257)	(45,555)	(0.46)
People’s United Financial., Inc.	(6,451)	(106,447)	(1.07)
PerkinElmer, Inc.	(1,306)	(121,300)	(1.22)
Persol Holdings Co., Ltd.	(4,022)	(73,938)	(0.74)
Pinnacle Financial Partners, Inc.	(1,008)	(61,881)	(0.62)
PJT Partners, Inc.	(552)	(23,542)	(0.24)
PRA Group, Inc.	(1,382)	(50,632)	(0.51)
PROS Holdings, Inc.	(1,669)	(103,953)	(1.05)
Puma SE	(304)	(22,866)	(0.23)
QBE Insurance Group, Ltd.	(6,596)	(56,575)	(0.57)
R1 RCM, Inc.	(2,240)	(28,876)	(0.29)
Radware, Ltd.	(1,980)	(47,697)	(0.48)
Rathbone Brothers PLC	(943)	(25,982)	(0.26)
Renesas Electronics Corp.	(11,947)	(77,786)	(0.78)
Renishaw PLC	(200)	(10,243)	(0.10)
Roper Technologies, Inc.	(88)	(31,775)	(0.32)
RWS Holdings PLC	(2,229)	(18,914)	(0.19)
Sanne Group PLC	(2,617)	(21,834)	(0.22)
Savaria Corp.	(1,956)	(21,211)	(0.21)
Schoeller-Bleckmann Oilfield Equipment A	(695)	(38,845)	(0.39)
Sembcorp Industries, Ltd.	(9,681)	(15,504)	(0.16)
Serco Group PLC	(44,255)	(89,072)	(0.90)
Shin-Etsu Chemical Co., Ltd.	(214)	(22,926)	(0.23)
SHO-BOND Holdings Co., Ltd.	(2,597)	(100,445)	(1.01)
Shopify, Inc.	(168)	(56,474)	(0.57)
Sims Metal Management, Ltd.	(1,462)	(10,670)	(0.11)
SOITEC	(243)	(25,670)	(0.26)
Sony Financial Holdings, Inc.	(4,990)	(115,742)	(1.16)
Spotify Technology SA	(159)	(22,670)	(0.23)
Square, Inc.	(565)	(39,030)	(0.39)
Stericycle, Inc.	(915)	(57,455)	(0.58)
Stobart Group, Ltd.	(11,976)	(17,567)	(0.18)
Sumitomo Metal Mining Co., Ltd.	(2,647)	(80,144)	(0.81)
SVB Financial Group	(458)	(106,104)	(1.07)
Svenska Cellulosa AB SCA	(2,642)	(26,308)	(0.26)
Symrise AG	(534)	(51,861)	(0.52)
Tadano, Ltd.	(5,212)	(50,928)	(0.51)
Taihei Dengyo Kaisha, Ltd.	(579)	(12,279)	(0.12)
TFS Financial Corp.	(2,857)	(57,964)	(0.58)
Thor Industries, Inc.	(410)	(26,132)	(0.26)
TOTO, Ltd.	(2,453)	(107,287)	(1.08)
Twilio, Inc.	(99)	(10,235)	(0.10)
UMH Properties, Inc.	(3,810)	(59,475)	(0.60)
United Parcel Service, Inc.	(616)	(73,769)	(0.74)
Vicor Corp.	(1,315)	(54,018)	(0.54)
ViewRay, Inc.	(7,745)	(25,715)	(0.25)
Visteon Corp.	(504)	(47,143)	(0.47)
Vivendi SA	(1,456)	(39,995)	(0.40)
Vivint Solar, Inc.	(13,449)	(98,851)	(0.99)

Vulcan Materials Co.	(567)	(80,424)	(0.81)
Wacom Co., Ltd.	(2,766)	(11,265)	(0.11)
Wallenstam AB	(5,334)	(60,458)	(0.60)
Weir Group PLC	(5,595)	(100,992)	(1.02)
Weyerhaeuser Co.	(3,795)	(111,994)	(1.13)
Wheaton Precious Metals Corp.	(2,808)	(77,172)	(0.78)
Yara International ASA	(2,141)	(80,788)	(0.81)

		$(9,944,345)	(100.00)

The following table represents the equity basket holdings underlying the total return swap with BMO Alternative Strategies Global Short Index as of November 30, 2019:

Security Description	Shares	Value	Index Weight

BMO Alternative Strategies Global Short Index
Afterpay, Ltd.	(8,582)	$(183,429)	(1.79) %
AIXTRON SE	(15,313)	(145,033)	(1.41)
Albemarle Corp.	(2,349)	(153,548)	(1.50)
Asahi Holdings, Inc.	(6,563)	(155,883)	(1.52)
Atmos Energy Corp.	(2,187)	(233,927)	(2.28)
BOK Financial Corp.	(1,806)	(150,524)	(1.47)
Brown-Forman Corp.	(878)	(59,532)	(0.58)
Caverion OYJ	(4,171)	(32,742)	(0.32)
Cellnex Telecom SA	(7,933)	(341,146)	(3.32)
Century Aluminum Co.	(33,662)	(237,316)	(2.31)
Chugoku Marine Paints, Ltd.	(7,182)	(66,564)	(0.64)
CITIC Securities Co., Ltd.	(122,904)	(228,294)	(2.22)
CKD Corp.	(16,349)	(271,859)	(2.65)
Daifuku Co., Ltd.	(4,587)	(266,794)	(2.60)
Delivery Hero SE	(4,570)	(241,873)	(2.36)
Easterly Government Properties, Inc.	(14,095)	(327,846)	(3.19)
Energizer Holdings, Inc.	(1,531)	(76,402)	(0.74)
Fugro NV	(10,807)	(101,733)	(0.99)
Fuji Seal International, Inc.	(4,055)	(90,908)	(0.89)
Goldwin, Inc.	(898)	(64,855)	(0.63)
GRENKE AG	(2,714)	(253,485)	(2.47)
HarborOne Bancorp, Inc.	(4,993)	(52,975)	(0.52)
Howard Bancorp, Inc.	(1,601)	(26,673)	(0.26)
Huatai Securities Co., Ltd.	(149,573)	(224,328)	(2.19)
Kansai Paint Co., Ltd.	(13,443)	(338,548)	(3.30)
Kawasaki Kisen Kaisha, Ltd.	(19,462)	(322,907)	(3.15)
M3, Inc.	(5,964)	(163,922)	(1.60)
Macerich Co.	(4,175)	(112,422)	(1.10)
MISUMI Group, Inc.	(10,406)	(257,503)	(2.51)
Money Forward, Inc.	(1,006)	(44,332)	(0.43)
NextEra Energy, Inc.	(1,096)	(256,282)	(2.50)
Nihon M&A Center, Inc.	(4,396)	(146,335)	(1.43)
Nippon Paint Holdings Co., Ltd.	(5,888)	(313,980)	(3.06)
Nippon Yusen KK	(15,862)	(272,162)	(2.65)
Nitori Holdings Co., Ltd.	(1,502)	(235,175)	(2.29)
Noah Holdings, Ltd.	(7,329)	(213,568)	(2.08)
Noodles & Co.	(9,705)	(61,143)	(0.60)
Nordic Semiconductor ASA	(10,984)	(63,570)	(0.62)
Northam Platinum, Ltd.	(29,065)	(212,243)	(2.07)
Northwest Pipe Co.	(2,673)	(91,750)	(0.89)
Nufarm, Ltd.	(69,421)	(232,435)	(2.26)
OGE Energy Corp.	(5,256)	(221,063)	(2.15)
Okta, Inc.	(2,579)	(334,720)	(3.26)
Pacific Metals Co., Ltd.	(2,348)	(51,480)	(0.50)
Park24 Co., Ltd.	(9,530)	(230,171)	(2.24)
People’s United Financial Inc.	(6,259)	(103,271)	(1.01)
Pinnacle Financial Partners, Inc.	(3,608)	(221,587)	(2.16)
Rayonier, Inc.	(2,074)	(63,526)	(0.62)
Senior Housing Properties Trust	(2,984)	(21,842)	(0.21)

Shimano, Inc.	(229)	(36,935)	(0.36)
SMS Co., Ltd.	(11,075)	(299,752)	(2.92)
Spotify Technology SA	(151)	(21,576)	(0.21)
Square, Inc.	(1,014)	(70,061)	(0.68)
Stericycle, Inc.	(532)	(33,448)	(0.32)
Sumitomo Metal Mining Co., Ltd.	(8,257)	(250,030)	(2.44)
TFS Financial Corp.	(2,987)	(60,612)	(0.59)
Toridoll Holdings Corp.	(5,558)	(147,580)	(1.43)
Umicore SA	(1,601)	(68,804)	(0.67)
Wallenstam AB	(10,093)	(114,399)	(1.11)
Weir Group PLC	(13,592)	(245,338)	(2.39)
Weyerhaeuser Co.	(3,284)	(96,904)	(0.94)
Zalando SE	(5,023)	(216,562)	(2.11)
Zur Rose Group AG	(313)	(29,667)	(0.29)

		$(10,265,274)	(100.00)

The following table represents the equity basket holdings underlying the total return swap with BMO Global Equity Market Neutral Strategy Long and Short Index as of November 30, 2019:

Security Description	Shares	Value	Index Weight
BMO Global Equity Market Neutral Strategy Long Index
Activision Blizzard Inc.	160	$8,747	0.23%
Advantest Corp	539	26,341	0.68
Aena SME SA	461	84,710	2.18
AerCap Holdings NV	1,168	72,184	1.86
AGC Inc.	700	25,552	0.66
Agnico Eagle Mines Limited	770	45,746	1.18
Air Canada	1,084	40,851	1.05
Air Products and Chemicals Inc.	75	17,674	0.46
Akamai Technologies Inc.	811	70,655	1.82
Aker BP ASA	394	11,281	0.29
Alfresa Holdings Corporation	755	15,602	0.40
Alphabet Inc. Class A	34	44,116	1.14
Alstom SA	385	16,791	0.43
Altice USA Inc. Class A	1,044	26,710	0.69
AMADA HOLDINGS COLtd.	1,378	15,362	0.40
AMERCO	26	9,249	0.24
Anglo American plc	1,381	36,181	0.93
Anthem Inc.	47	13,691	0.35
AP Moller - Maersk AS Class B	96	133,650	3.44
Applied Materials Inc.	272	15,720	0.41
ArcelorMittal SA	3,171	54,243	1.40
Arch Capital Group Ltd.	715	29,992	0.77
Archer-Daniels-Midland Company	1,333	57,243	1.48
Arrow Electronics Inc.	384	30,620	0.79
Asahi Group HoldingsLtd.	310	14,940	0.39
Ashtead Group plc	1,036	31,487	0.81
Astellas Pharma Inc.	646	11,024	0.28
Aurizon Holdings Ltd.	9,580	37,453	0.97
Barratt Developments PLC	2,555	22,031	0.57
Barrick Gold Corporation	1,698	28,356	0.73
Baxter International Inc.	199	16,341	0.42
BCE Inc.	262	12,634	0.33
Berkeley Group Holdings plc	213	12,619	0.33
BHP Group Plc	917	20,280	0.52
Biogen Inc.	199	59,757	1.54
Bluescope Steel Limited	5,453	53,668	1.38
Brambles Limited	1,485	12,606	0.32
Broadcom Inc.	147	46,359	1.19
Bunge Limited	672	35,896	0.93
Cadence Design Systems Inc.	880	61,836	1.59
Canadian Natural Resources Limited	2,350	65,660	1.69
Canon Inc.	1,568	43,431	1.12

CapitaLand Mall Trust	4,798	8,841	0.23
Cash	921	921	0.01
Cellnex Telecom SA	512	21,981	0.57
Cenovus Energy Inc.	1,648	14,565	0.38
Central Japan Railway Company	253	51,157	1.32
Cerner Corporation	1,906	136,432	3.52
Check Point Software Technologies Ltd.	298	35,136	0.91
Chipotle Mexican Grill Inc.	21	16,726	0.43
Church & Dwight Co Inc.	150	10,520	0.27
CK Hutchison Holdings Ltd.	8,242	74,860	1.93
CK Infrastructure Holdings Limited	1,343	9,089	0.23
Clorox Company	198	29,409	0.76
CLP Holdings Limited	3,001	30,934	0.80
Coca-Cola Bottlers Japan Holdings Inc.	772	18,563	0.48
Coca-Cola European Partners Plc	175	8,854	0.23
Compagnie de Saint-Gobain SA	721	29,198	0.75
Concho Resources Inc.	186	13,519	0.35
Consolidated Edison Inc.	471	40,931	1.05
Continental AG	208	27,119	0.70
Copart Inc.	228	20,302	0.52
Corning Inc.	1,683	48,868	1.26
Corteva Inc.	1,145	29,792	0.77
CoStar Group Inc.	33	20,354	0.52
Covestro AG	972	45,606	1.18
Dai Nippon Printing Co Ltd.	2,377	63,605	1.64
Daito Trust Construction Co Ltd.	136	16,581	0.43
Daiwa House REIT Investment Corporation	3	7,981	0.21
Danaher Corporation	165	24,097	0.62
Danske Bank AS	1,221	16,478	0.42
Darden Restaurants Inc.	802	94,974	2.45
Dassault Aviation SA	18	24,893	0.64
Dassault Systemes SA	174	27,364	0.71
DENTSPLY SIRONA Inc.	372	21,037	0.54
Deutsche Lufthansa AG	985	18,693	0.48
Deutsche Telekom AG	6,992	117,538	3.03
Deutsche Wohnen SE	368	14,358	0.37
DexCom Inc.	43	9,792	0.25
Discovery Inc. Class A	530	17,466	0.45
DISH Network Corporation Class A	1,435	49,031	1.26
DocuSign Inc.	105	7,455	0.19
Dollar General Corporation	60	9,401	0.24
Dollar Tree Inc.	75	6,844	0.18
Dominion Energy Inc.	100	8,335	0.21
Dow Inc.	357	19,033	0.49
DR Horton Inc.	844	46,720	1.20
Dufry AG	404	39,472	1.02
Duke Energy Corporation	513	45,258	1.17
Eiffage SA	403	44,006	1.13
Electronic Arts Inc.	72	7,287	0.19
Elisa Oyj Class A	148	7,916	0.20
Enagas SA	851	21,188	0.55
Eni SpA	5,422	81,911	2.11
EOG Resources Inc.	228	16,187	0.42
EPAM Systems Inc.	159	33,748	0.87
EssilorLuxottica SA	164	25,517	0.66
Estee Lauder Companies Inc. Class A	137	26,710	0.69
Etablissementen Franz Colruyt NV	363	18,795	0.48
Eutelsat Communications SA	393	6,450	0.17

Everest Re Group Ltd.	67	18,188	0.47
Exelon Corporation	285	12,668	0.33
Exxon Mobil Corporation	339	23,088	0.59
F5 Networks Inc.	505	73,630	1.90
FamilyMart Co Ltd.	420	9,922	0.26
Fastenal Company	221	7,833	0.20
Fiat Chrysler Automobiles NV	2,373	35,078	0.90
FleetCor Technologies Inc.	65	19,882	0.51
Ford Motor Company	17,831	161,553	4.16
Fortescue Metals Group Ltd.	12,958	85,280	2.20
Fortinet Inc.	708	74,413	1.92
Fox Corporation Class A	1,913	68,410	1.76
Franco-Nevada Corporation	314	30,920	0.80
Fuji Electric Co Ltd.	1,871	57,630	1.49
FUJIFILM Holdings Corp	2,117	100,097	2.58
Fujitsu Limited	135	12,306	0.32
Garmin Ltd.	119	11,646	0.30
General Motors Company	335	12,043	0.31
Gildan Activewear Inc.	544	15,986	0.41
Glencore plc	19,425	61,268	1.58
Golden Agri-Resources Ltd.	81,756	12,853	0.33
GVC Holdings PLC	1,252	13,794	0.36
H Lundbeck AS	554	21,217	0.55
H&R Block Inc.	1,120	27,302	0.70
HEICO Corporation	200	25,984	0.67
HeidelbergCement AG	107	7,969	0.21
Hermes International SCA	11	8,337	0.21
Hershey Company	216	32,008	0.82
Hitachi High-Technologies Corp	248	16,184	0.42
Hochtief AG	90	11,068	0.29
Husky Energy Inc.	3,018	21,970	0.57
ICA Gruppen AB	304	13,278	0.34
Iliad SA	128	16,267	0.42
Imperial Oil Limited	1,506	37,715	0.97
Ingenico Group SA	66	7,094	0.18
INPEX CORPORATION	1,036	10,127	0.26
Intact Financial Corporation	208	21,421	0.55
Invitation Homes Inc.	678	20,692	0.53
Ionis Pharmaceuticals Inc.	134	8,568	0.22
J Sainsbury plc	20,757	57,526	1.48
Japan Real Estate Investment Corp	2	11,910	0.31
Jardine Cycle & Carriage Limited	380	8,519	0.22
Jardine Matheson Holdings Limited	651	36,597	0.94
Jardine Strategic Holdings Limited	249	7,919	0.20
Jazz Pharmaceuticals Plc	322	48,637	1.25
JM Smucker Company	151	15,880	0.41
Johnson & Johnson	158	21,758	0.56
Juniper Networks Inc.	1,258	31,534	0.81
Kajima Corporation	3,947	52,065	1.34
Kamigumi Co Ltd.	570	12,649	0.33
Kawasaki Heavy Industries Ltd.	1,130	25,396	0.65

Keio Corporation	181	11,592	0.30
Kerry Group Plc Class A	71	9,079	0.23
Keysight Technologies Inc.	313	33,498	0.86
Kinder Morgan Inc. Class P	1,495	29,308	0.76
Kingfisher Plc	15,273	41,457	1.07
Kinross Gold Corporation	10,031	43,350	1.12
KION GROUP AG	170	11,233	0.29
KLA Corporation	74	12,155	0.31
Kobe Steel Ltd.	8,159	41,692	1.07
Kohls Corporation	1,290	60,621	1.56
Lam Research Corporation	144	38,507	0.99
Lear Corporation	617	74,245	1.91
Lendlease Group	1,027	13,409	0.35
Lennar Corporation Class A	815	48,610	1.25
Lennox International Inc.	64	16,285	0.42
Leonardo SpA	2,333	27,286	0.70
Liberty Media Corp Series A Liberty Sir	269	13,086	0.34
Link Real Estate Investment Trust	2,143	21,902	0.56
Live Nation Entertainment Inc.	165	11,536	0.30
LIXIL Group Corp	615	10,405	0.27
Lockheed Martin Corporation	71	27,770	0.72
Magna International Inc.	1,180	65,016	1.68
ManpowerGroup Inc.	538	49,868	1.29
Marks and Spencer Group plc	21,730	54,616	1.41
Marubeni Corporation	9,655	71,327	1.84
McDonalds Corporation	192	37,310	0.96
McKesson Corporation	584	84,540	2.18
Medipal Holdings Corporation	652	13,994	0.36
Medtronic Plc	410	45,709	1.18
Meggitt PLC	1,839	15,290	0.39
Melco Resorts and Entertainment Ltd. Shs	500	10,643	0.27
MGM Resorts International	403	12,879	0.33
Micron Technology Inc.	2,938	139,568	3.60
Mitsubishi Chemical Holdings Corporation	7,075	52,491	1.35
Mitsubishi Gas Chemical Company Inc.	1,544	24,168	0.62
Mitsubishi Heavy Industries Ltd.	3,222	123,335	3.18
Mitsubishi Materials Corp	292	7,817	0.20
Mitsubishi Tanabe Pharma Corporation	878	16,079	0.41
Mitsui & CoLtd.	488	8,658	0.22
Mitsui OSKLinesLtd.	579	15,183	0.39
Mohawk Industries Inc.	139	19,375	0.50
Molson Coors Brewing Company Class B	2,773	139,979	3.61
MongoDB Inc. Class A	74	10,996	0.28
Mosaic Company	643	12,246	0.32
Motorola Solutions Inc.	191	32,007	0.82
Mylan NV	2,825	53,061	1.37
Nabtesco Corporation	327	10,058	0.26
Nagoya Railroad Co Ltd.	219	6,980	0.18
National Oilwell Varco Inc.	736	16,591	0.43
NEC Corp	842	33,684	0.87
Neste Corporation	673	22,762	0.59

Nestle SA	259	26,919	0.69
Newcrest Mining Limited	4,326	90,001	2.32
Newmont Goldcorp Corporation	854	32,793	0.85
News Corporation Class A	4,726	60,872	1.57
NextEra Energy Inc.	79	18,397	0.47
NH Foods Ltd.	196	8,243	0.21
NIKE Inc. Class B	88	8,183	0.21
Nikon Corp	2,980	40,887	1.05
Nippon Electric Glass Co Ltd.	3,249	68,929	1.78
Nippon Prologis REIT Inc.	3	7,941	0.20
NIPPON STEEL CORP	1,113	16,339	0.42
Nippon Telegraph and Telephone Corporation	3,962	200,151	5.16
Nokia Oyj	4,292	15,183	0.39
Nomura Real Estate Master Fund Inc.	6	11,092	0.29
Norwegian Cruise Line Holdings Ltd.	2,964	159,011	4.10
Novartis AG	440	40,529	1.04
NTT DATA Corporation	1,241	16,923	0.44
NTT DoCoMo Inc.	4,562	125,230	3.23
NVR Inc.	7	26,521	0.68
NWS Holdings Limited	7,988	10,715	0.28
Obayashi Corporation	634	6,723	0.17
Oji Holdings Corp	6,922	39,543	1.02
Okta Inc. Class A	100	13,036	0.34
Old Dominion Freight Line Inc.	40	7,654	0.20
Olympus Corp	877	13,017	0.34
OMRON Corporation	134	7,861	0.20
OMV AG	159	9,036	0.23
ON Semiconductor Corporation	2,898	62,210	1.60
Open Text Corporation	563	24,522	0.63
Oriental Land Co Ltd.	235	32,497	0.84
Orion Oyj Class B	174	7,585	0.20
Owens Corning	1,200	80,464	2.07
PACCAR Inc.	133	10,829	0.28
Palo Alto Networks Inc.	49	11,148	0.29
Paycom Software Inc.	84	23,160	0.60
PayPal Holdings Inc.	765	82,666	2.13
PepsiCo Inc.	292	39,699	1.02
Pernod Ricard SA	74	13,594	0.35
Peugeot SA	4,918	118,757	3.06
PNC Financial Services Group Inc.	305	46,787	1.21
Porsche Automobile Holding	1,513	111,996	2.89
Power Assets Holdings Limited	2,379	16,546	0.43
Procter & Gamble Company	512	62,500	1.61
Proximus SA de droit public	338	10,189	0.26
Public Storage	196	41,377	1.07
PulteGroup Inc.	4,049	160,539	4.14
PUMA SE	225	16,907	0.44
Rakuten Inc.	5,257	45,602	1.18
Reckitt Benckiser Group plc	439	34,447	0.89
RenaissanceRe Holdings Ltd.	72	13,575	0.35
Renault SA	990	47,384	1.22

Repsol SA	3,321	52,279	1.35
Republic Services Inc.	369	32,727	0.84
Roche Holding AG	301	92,710	2.39
Royal Ahold Delhaize NV	2,071	53,346	1.37
Royal Caribbean Cruises Ltd.	285	34,231	0.88
Sampo Oyj Class A	270	10,915	0.28
Santos Limited	6,962	38,379	0.99
SES SA FDR Class A	420	5,579	0.14
Shangri-La Asia Limited	16,918	17,548	0.45
Shaw Communications Inc. Class B	867	17,925	0.46
Singapore Airlines Ltd.	1,723	11,577	0.30
Singapore Telecommunications Limited	9,823	24,278	0.63
Snap Inc. Class A	910	13,870	0.36
Snap-on Inc.orporated	134	21,541	0.56
Societe BIC SA	109	7,537	0.19
Solvay SA	151	17,293	0.45
Sony Corporation	535	33,774	0.87
South32 Ltd.	7,994	14,599	0.38
Southern Company	834	51,687	1.33
Southwest Airlines Co	2,118	122,108	3.15
Spirit AeroSystems Holdings Inc. Class	202	17,543	0.45
Starbucks Corporation	1,177	100,548	2.59
Sumitomo Chemical Co Ltd.	17,554	79,266	2.04
Sumitomo Corporation	9,952	150,006	3.87
Sumitomo Dainippon Pharma Co Ltd.	1,031	19,482	0.50
Sumitomo Heavy Industries Ltd.	2,365	67,650	1.74
Sumitomo Rubber Industries Ltd.	767	9,750	0.25
Suntory Beverage & Food Ltd.	222	9,618	0.25
Suzuken Co Ltd.	858	37,511	0.97
Swiss Prime Site AG	118	12,507	0.32
Swisscom AG	45	23,403	0.60
Synopsys Inc.	628	88,589	2.28
Sysco Corporation	613	49,340	1.27
Taiheiyo Cement Corporation	873	25,269	0.65
TAISEI CORP	914	35,895	0.93
Teck Resources Limited Class B	2,865	44,873	1.16
Telefonaktiebolaget LM Ericsson Class B	2,658	23,955	0.62
Telefonica Deutschland Holding AG	3,459	10,586	0.27
Telstra Corporation Limited	7,834	20,454	0.53
TELUS Corporation	332	12,528	0.32
THK Co Ltd.	306	8,606	0.22
TJX Companies Inc.	633	38,686	1.00
T-Mobile US Inc.	791	62,154	1.60
Toppan Printing Co Ltd.	3,893	77,461	2.00
Toray Industries Inc.	1,174	7,768	0.20
Tourmaline Oil Corp	1,405	13,087	0.34
Toyo Seikan Group Holdings Ltd.	3,566	62,169	1.60
Travelers Companies Inc.	213	29,100	0.75
Treasury Wine Estates Limited	1,285	16,251	0.42
Twitter Inc.	364	11,258	0.29
Tyson Foods Inc. Class A	857	77,046	1.99

Ubisoft Entertainment SA	548	33,260	0.86
UCB SA	573	46,393	1.20
UGI Corporation	338	14,699	0.38
United Airlines Holdings Inc.	488	45,276	1.17
United Urban Investment Corporation	5	9,302	0.24
Universal Health Services Inc. Class B	285	39,726	1.02
UPM-Kymmene Oyj	654	21,829	0.56
Vail Resorts Inc.	69	16,650	0.43
Valeo SA	1,476	58,136	1.50
Verisk Analytics Inc.	99	14,585	0.38
Verizon Communications Inc.	493	29,680	0.76
VF Corporation	249	22,047	0.57
VInc.I SA	166	18,095	0.47
Vitasoy International Holdings Limited	3,459	13,300	0.34
Vodafone Group Plc	29,425	58,357	1.50
Volvo AB Class B	3,681	56,906	1.47
Walmart Inc.	383	45,630	1.18
Waste Management Inc.	492	55,500	1.43
Wells Fargo & Company	391	21,293	0.55
West Fraser Timber Co Ltd.	382	16,615	0.43
West Japan Railway Company	128	11,314	0.29
Western Digital Corporation	180	9,035	0.23
WestRock Company	482	19,459	0.50
WH Group Ltd. HK	14,430	14,820	0.38
Wheaton Precious Metals Corp	505	13,873	0.36
Whirlpool Corporation	68	9,718	0.25
Whitbread PLC	574	34,153	0.88
Wirecard AG	129	17,031	0.44
Wixcom Ltd.	70	8,451	0.22
WM Morrison Supermarkets plc	37,470	96,088	2.48
Woodside Petroleum Ltd.	4,556	106,357	2.74
Xcel Energy Inc.	346	21,265	0.55
Yamada Denki Co Ltd.	8,711	43,475	1.12
Yangzijiang Shipbuilding Holdings Ltd.	10,576	7,965	0.21
Zoetis Inc. Class A	116	13,939	0.36

		$11,765,615	303.27%

Security Description	Shares	Value	Index Weight
BMO Global Equity Market Neutral Strategy Short Index
3M Company	(219)	$(37,104)	(0.96)%
ABB Ltd.	(688)	(15,046)	(0.39)
Abbott Laboratories	(287)	(24,544)	(0.63)
ABIOMED Inc.	(104)	(20,424)	(0.53)
Accenture Plc Class A	(49)	(9,867)	(0.25)
Accor SA	(2,189)	(93,638)	(2.41)
Adobe Inc.	(50)	(15,416)	(0.40)
Advanced Micro Devices Inc.	(705)	(27,620)	(0.71)
AEON Co Ltd.	(1,652)	(33,727)	(0.87)
Aeroports de Paris SA	(47)	(9,160)	(0.24)
AIA Group Limited	(1,500)	(15,020)	(0.39)
Airbus SE	(698)	(102,545)	(2.64)

Akzo Nobel NV	(982)	(94,013)	(2.42)
Albemarle Corporation	(805)	(52,660)	(1.36)
Alfa Laval AB	(1,228)	(30,216)	(0.78)
Alliance Data Systems Corporation	(220)	(23,558)	(0.61)
Allianz SE	(43)	(10,189)	(0.26)
Alnylam Pharmaceuticals Inc.	(185)	(21,653)	(0.56)
Altria Group Inc.	(655)	(32,564)	(0.84)
Amadeus IT Group SA Class A	(409)	(32,564)	(0.84)
Amazoncom Inc.	(37)	(67,316)	(1.73)
American Airlines Group Inc.	(3,432)	(98,633)	(2.54)
American Express Company	(98)	(11,770)	(0.30)
American Tower Corporation	(62)	(13,322)	(0.34)
AmerisourceBergen Corporation	(161)	(14,126)	(0.36)
Amgen Inc.	(46)	(10,841)	(0.28)
Anheuser-Busch InBev SANV	(850)	(67,265)	(1.73)
Apple Inc.	(194)	(51,805)	(1.34)
Aptiv PLC	(959)	(90,004)	(2.32)
Arconic Inc.	(2,194)	(67,930)	(1.75)
Asahi Kasei Corporation	(975)	(10,957)	(0.28)
ASM Pacific Technology Limited	(2,631)	(34,348)	(0.89)
ASML Holding NV	(35)	(9,389)	(0.24)
AstraZeneca PLC	(680)	(65,608)	(1.69)
AT&T Inc.	(598)	(22,339)	(0.58)
Atlantia SpA	(971)	(21,525)	(0.55)
Atos SE	(687)	(58,344)	(1.50)
Australia and New Zealand Banking Group	(433)	(7,268)	(0.19)
Autodesk Inc.	(406)	(73,414)	(1.89)
Autoliv Inc.	(417)	(34,116)	(0.88)
AutoZone Inc.	(13)	(15,753)	(0.41)
BAE Systems plc	(21,833)	(161,893)	(4.17)
Bank of Nova Scotia	(197)	(11,098)	(0.29)
Barclays PLC	(3,260)	(7,231)	(0.19)
BASF SE	(289)	(21,692)	(0.56)
Bausch Health Companies Inc.	(576)	(16,276)	(0.42)
Bayerische Motoren Werke AG	(820)	(66,140)	(1.70)
BeiGene Ltd. Sponsored ADR	(171)	(34,711)	(0.89)
BHP Group Ltd.	(320)	(8,285)	(0.21)
BlackBerry Limited	(2,674)	(14,756)	(0.38)
BNP Paribas SA Class A	(146)	(8,188)	(0.21)
Boeing Company	(50)	(18,437)	(0.48)
Bombardier Inc. Class B	(37,034)	(54,929)	(1.42)
Booking Holdings Inc.	(6)	(10,858)	(0.28)
Bouygues SA	(372)	(15,183)	(0.39)
BP plc	(1,516)	(9,412)	(0.24)
Bridgestone Corporation	(502)	(20,068)	(0.52)
British American Tobacco plc	(269)	(10,664)	(0.27)
Broadridge Financial Solutions Inc.	(86)	(10,680)	(0.28)
BT Group plc	(10,326)	(25,580)	(0.66)
Bunzl plc	(248)	(6,820)	(0.18)
Bureau Veritas SA	(2,416)	(63,242)	(1.63)
Campbell Soup Company	(537)	(25,003)	(0.64)

Canadian Pacific Railway Limited	(40)	(9,538)	(0.25)
Capri Holdings Limited	(453)	(16,814)	(0.43)
Carrefour SA	(2,299)	(37,942)	(0.98)
Caterpillar Inc.	(56)	(8,082)	(0.21)
CDK Global Inc.	(1,563)	(83,676)	(2.16)
CDW Corp	(200)	(27,061)	(0.70)
Centene Corporation	(265)	(16,029)	(0.41)
CenturyLink Inc.	(7,088)	(102,699)	(2.65)
Charles Schwab Corporation	(238)	(11,772)	(0.30)
Charter Communications Inc. Class A	(21)	(10,091)	(0.26)
Cheniere Energy Inc.	(1,084)	(65,620)	(1.69)
Chevron Corporation	(150)	(17,562)	(0.45)
Cisco Systems Inc.	(349)	(15,805)	(0.41)
Citigroup Inc.	(180)	(13,553)	(0.35)
Citrix Systems Inc.	(271)	(30,601)	(0.79)
Coca-Cola Company	(2,054)	(109,707)	(2.83)
Cochlear Limited	(249)	(39,381)	(1.01)
Comcast Corporation Class A	(231)	(10,190)	(0.26)
Commonwealth Bank of Australia	(181)	(9,903)	(0.26)
Compagnie Financiere Richemont SA	(116)	(8,837)	(0.23)
Compass Group PLC	(590)	(14,460)	(0.37)
Computershare Limited	(667)	(8,003)	(0.21)
Conagra Brands Inc.	(1,671)	(48,228)	(1.24)
ConocoPhillips	(124)	(7,421)	(0.19)
Costco Wholesale Corporation	(43)	(12,761)	(0.33)
Credit Suisse Group AG	(527)	(6,908)	(0.18)
Crown Holdings Inc.	(1,451)	(110,146)	(2.84)
Cummins Inc.	(39)	(7,099)	(0.18)
CyberAgent Inc.	(335)	(11,562)	(0.30)
Daiichi Sankyo Company Limited	(473)	(29,683)	(0.76)
DAIKIN INDUSTRIES Ltd.	(50)	(7,169)	(0.18)
Daimler AG	(1,724)	(97,099)	(2.50)
Danone SA	(202)	(16,660)	(0.43)
DaVita Inc.	(439)	(31,509)	(0.81)
Deere & Company	(239)	(40,103)	(1.03)
Delivery Hero SE	(344)	(18,189)	(0.47)
Dell Technologies Inc. Class C	(718)	(34,830)	(0.90)
Dentsu Inc.	(840)	(30,466)	(0.79)
Deutsche Post AG	(1,666)	(61,958)	(1.60)
Diageo plc	(420)	(17,192)	(0.44)
Disco Corporation	(264)	(56,893)	(1.47)
Dollarama Inc.	(1,499)	(54,827)	(1.41)
Dominos Pizza Inc.	(129)	(37,872)	(0.98)
DSV Panalpina AS	(298)	(32,433)	(0.84)
DTE Energy Company	(200)	(25,004)	(0.64)
DuPont de Nemours Inc.	(545)	(35,349)	(0.91)
DXC Technology Co	(419)	(15,635)	(0.40)
Edenred SA	(569)	(28,258)	(0.73)
Eisai Co Ltd.	(247)	(18,290)	(0.47)
Eli Lilly and Company	(79)	(9,219)	(0.24)
Emerson Electric Co	(135)	(9,939)	(0.26)

Enbridge Inc.	(1,517)	(57,437)	(1.48)
Epiroc AB Class A	(1,056)	(12,323)	(0.32)
Expedia Group Inc.	(73)	(7,452)	(0.19)
FAST RETAILING CO Ltd.	(107)	(65,034)	(1.68)
FedEx Corporation	(141)	(22,584)	(0.58)
Ferrovial SA	(1,036)	(30,756)	(0.79)
Fidelity National Information Services	(100)	(13,825)	(0.36)
Flex Ltd.	(1,995)	(23,675)	(0.61)
Flowserve Corporation	(1,592)	(77,534)	(2.00)
Fortive Corp	(237)	(17,077)	(0.44)
Fresenius Medical Care AG & Co KGaA	(220)	(16,132)	(0.42)
Fresenius SE & Co KGaA	(1,715)	(93,540)	(2.41)
Fresnillo PLC	(1,413)	(10,558)	(0.27)
Fuchs Petrolub SE Pref	(478)	(20,602)	(0.53)
G4S plc	(23,624)	(63,882)	(1.65)
General Dynamics Corporation	(385)	(69,925)	(1.80)
General Electric Company	(9,158)	(103,214)	(2.66)
General Mills Inc.	(771)	(41,130)	(1.06)
Genmab AS	(50)	(11,640)	(0.30)
Gilead Sciences Inc.	(112)	(7,531)	(0.19)
GlaxoSmithKline plc	(753)	(17,088)	(0.44)
Global Payments Inc.	(214)	(38,755)	(1.00)
GoDaddy Inc. Class A	(727)	(48,250)	(1.24)
Grifols SA Class A	(1,146)	(39,137)	(1.01)
Grubhub Inc.	(254)	(10,972)	(0.28)
Halliburton Company	(989)	(20,766)	(0.54)
Hamamatsu Photonics KK	(806)	(32,672)	(0.84)
Hanesbrands Inc.	(578)	(8,716)	(0.22)
Heineken Holding NV	(116)	(11,148)	(0.29)
Hexagon AB Class B	(381)	(21,520)	(0.55)
Hikari Tsushin Inc.	(134)	(31,358)	(0.81)
Hilton Worldwide Holdings Inc.	(1,672)	(175,570)	(4.52)
Hitachi Metals Ltd.	(2,197)	(30,772)	(0.79)
Home Depot Inc.	(84)	(18,511)	(0.48)
Honeywell International Inc.	(74)	(13,194)	(0.34)
Hong Kong Exchanges & Clearing Ltd.	(568)	(17,921)	(0.46)
HOSHIZAKI Corp	(122)	(10,714)	(0.28)
HP Inc.	(3,328)	(66,826)	(1.72)
HSBC Holdings Plc	(2,024)	(15,087)	(0.39)
HUGO BOSS AG	(247)	(11,602)	(0.30)
Illinois Tool Works Inc.	(42)	(7,304)	(0.19)
Illumina Inc.	(60)	(19,172)	(0.49)
Imperial Brands PLC	(3,505)	(77,196)	(1.99)
Infineon Technologies AG	(340)	(7,264)	(0.19)
ING Groep NV	(867)	(9,976)	(0.26)
Intel Corporation	(355)	(20,584)	(0.53)
InterContinental Hotels Group PLC	(306)	(19,820)	(0.51)
International Flavors & Fragrances Inc.	(915)	(129,171)	(3.33)
Interpublic Group of Companies Inc.	(1,859)	(41,636)	(1.07)
Intuitive Surgical Inc.	(29)	(17,131)	(0.44)
Ipsen SA	(91)	(10,303)	(0.27)

IQVIA Holdings Inc.	(619)	(90,346)	(2.33)
Isetan Mitsukoshi Holdings Ltd.	(955)	(8,509)	(0.22)
ISS AS	(774)	(17,752)	(0.46)
ITV plc	(19,720)	(37,004)	(0.95)
Jacobs Engineering Group Inc.	(996)	(91,682)	(2.36)
James Hardie Industries PLC Chess Units	(6,578)	(128,863)	(3.32)
Japan Tobacco Inc.	(1,169)	(26,660)	(0.69)
JGC Holdings Corporation	(4,230)	(61,515)	(1.59)
John Wood Group PLC	(3,700)	(16,811)	(0.43)
Johnson Matthey Plc	(345)	(12,808)	(0.33)
JPMorgan Chase & Co	(305)	(40,156)	(1.03)
Kakakucom Inc.	(1,017)	(24,563)	(0.63)
Keikyu Corporation	(3,681)	(75,735)	(1.95)
Kellogg Company	(838)	(54,591)	(1.41)
Kering SA	(15)	(8,987)	(0.23)
Keyence Corporation	(83)	(28,354)	(0.73)
Keyera Corp	(639)	(15,598)	(0.40)
Kintetsu Group Holdings Co Ltd.	(312)	(17,632)	(0.45)
Kirin Holdings Company Limited	(317)	(7,023)	(0.18)
Koito Manufacturing Co Ltd.	(313)	(16,161)	(0.42)
Komatsu Ltd.	(459)	(10,782)	(0.28)
Kone Oyj Class B	(143)	(8,932)	(0.23)
Kraft Heinz Company	(392)	(11,946)	(0.31)
Kuehne & Nagel International AG	(160)	(26,076)	(0.67)
L Brands Inc.	(3,034)	(58,078)	(1.50)
Leidos Holdings Inc.	(938)	(85,251)	(2.20)
Liberty Global Plc Class A	(1,326)	(29,912)	(0.77)
Linde plc	(76)	(15,690)	(0.40)
Lloyds Banking Group plc	(12,937)	(10,231)	(0.26)
Lowes Companies Inc.	(87)	(10,163)	(0.26)
Lundin Petroleum AB	(1,210)	(37,297)	(0.96)
M3 Inc.	(2,271)	(62,490)	(1.61)
Macquarie Group Limited	(76)	(7,130)	(0.18)
Makita Corporation	(359)	(11,888)	(0.31)
Manulife Financial Corporation	(527)	(10,362)	(0.27)
Marriott International Inc. Class A	(459)	(64,462)	(1.66)
Marsh & McLennan Companies Inc.	(186)	(20,143)	(0.52)
Marui Group Co Ltd.	(3,879)	(93,403)	(2.41)
Masco Corporation	(207)	(9,620)	(0.25)
Merck & Co Inc.	(134)	(11,675)	(0.30)
Microchip Technology Inc.orporated	(76)	(7,183)	(0.19)
Microsoft Corporation	(644)	(97,535)	(2.51)
Misumi Group Inc.	(1,770)	(43,852)	(1.13)
Mitsubishi Electric Corp	(547)	(7,556)	(0.19)
Mitsubishi Motors Corporation	(4,358)	(19,519)	(0.50)
Mitsubishi UFJ Financial Group Inc.	(1,377)	(7,278)	(0.19)
Mizuho Financial Group Inc.	(10,131)	(15,669)	(0.40)
Mondelez International Inc. Class A	(221)	(11,628)	(0.30)
Mowi ASA	(789)	(19,557)	(0.50)
National Australia Bank Limited	(766)	(13,415)	(0.35)
Nektar Therapeutics	(832)	(16,885)	(0.44)

NetApp Inc.	(154)	(9,323)	(0.24)
Netflix Inc.	(66)	(20,675)	(0.53)
Newell Brands Inc.	(708)	(13,612)	(0.35)
Next plc	(606)	(52,932)	(1.36)
NGK SPARK PLUG CO Ltd.	(561)	(11,238)	(0.29)
Nidec Corporation	(251)	(37,121)	(0.96)
Nielsen Holdings Plc	(1,109)	(21,676)	(0.56)
Nintendo Co Ltd.	(53)	(20,494)	(0.53)
NIPPON PAINT HOLDINGS COLtd.	(1,290)	(68,885)	(1.78)
Nippon Yusen Kabushiki Kaisha	(984)	(16,893)	(0.44)
Nissan Chemical Corporation	(650)	(25,744)	(0.66)
Nissan Motor Co Ltd.	(1,081)	(6,706)	(0.17)
Nitori Holdings Co Ltd.	(257)	(40,262)	(1.04)
Nordstrom Inc.	(215)	(8,203)	(0.21)
Norsk Hydro ASA	(2,628)	(9,290)	(0.24)
Novo Nordisk AS Class B	(302)	(16,990)	(0.44)
Nutrien Ltd.	(239)	(11,267)	(0.29)
NVIDIA Corporation	(286)	(61,895)	(1.60)
Odakyu Electric Railway Co Ltd.	(2,126)	(52,287)	(1.35)
Omnicom Group Inc.	(632)	(50,248)	(1.29)
ONEOK Inc.	(1,124)	(79,860)	(2.06)
Oracle Corporation	(184)	(10,326)	(0.27)
Oracle Corporation Japan	(670)	(61,717)	(1.59)
Otsuka Holdings Co Ltd.	(1,428)	(62,300)	(1.61)
Panasonic Corporation	(6,555)	(61,834)	(1.59)
Park24 Co Ltd.	(1,858)	(44,922)	(1.16)
Parker-Hannifin Corporation	(43)	(8,508)	(0.22)
PCCW Limited	(89,850)	(54,174)	(1.40)
Pentair plc	(1,084)	(48,058)	(1.24)
Persimmon Plc	(627)	(20,732)	(0.53)
Pfizer Inc.	(487)	(18,769)	(0.48)
Philip Morris International Inc.	(937)	(77,690)	(2.00)
Pigeon Corporation	(388)	(18,047)	(0.47)
Pirelli & C SpA	(2,858)	(16,214)	(0.42)
PPG Industries Inc.	(67)	(8,651)	(0.22)
PPL Corporation	(658)	(22,405)	(0.58)
Prosus NV Class N	(350)	(23,861)	(0.61)
Prudential plc	(632)	(11,247)	(0.29)
PTC Inc.	(541)	(41,404)	(1.07)
Publicis Groupe SA	(532)	(23,395)	(0.60)
PVH Corp	(88)	(8,508)	(0.22)
QUALCOMM Inc.orporated	(93)	(7,808)	(0.20)
Regeneron Pharmaceuticals Inc.	(39)	(14,355)	(0.37)
Restaurant Brands International Inc.	(263)	(17,260)	(0.44)
Rollins Inc.	(195)	(7,005)	(0.18)
Ross Stores Inc.	(66)	(7,695)	(0.20)
Royal Dutch Shell Plc Class B	(280)	(7,914)	(0.20)
Ryohin Keikaku Co Ltd.	(996)	(22,705)	(0.59)
Sabre Corp	(671)	(15,054)	(0.39)
salesforcecom Inc.	(73)	(11,826)	(0.30)
Sands China Ltd.	(3,654)	(17,270)	(0.45)

Sanofi	(176)	(16,356)	(0.42)
SAP SE	(92)	(12,505)	(0.32)
Schindler Holding AG Pref	(130)	(32,386)	(0.83)
Sealed Air Corporation	(3,136)	(118,330)	(3.05)
Sega Sammy Holdings Inc.	(640)	(9,237)	(0.24)
Seven & I Holdings Co Ltd.	(716)	(26,696)	(0.69)
Sherwin-Williams Company	(72)	(41,836)	(1.08)
SHIMAMURA Co Ltd.	(271)	(21,749)	(0.56)
Shimano Inc.	(289)	(46,755)	(1.20)
Siemens Healthineers AG	(1,115)	(54,043)	(1.39)
Sika AG	(442)	(77,028)	(1.99)
Simon Property Group Inc.	(47)	(7,081)	(0.18)
Sirius XM Holdings Inc.	(2,256)	(15,746)	(0.41)
SJM Holdings Limited	(24,546)	(25,022)	(0.64)
SNC-Lavalin Group Inc.	(5,100)	(92,230)	(2.38)
SoftBank Corp	(948)	(12,877)	(0.33)
SoftBank Group Corp	(1,310)	(50,945)	(1.31)
Square Inc. Class A	(185)	(12,794)	(0.33)
SUBARU CORP	(2,481)	(65,013)	(1.68)
Sumitomo Mitsui Financial Group Inc.	(233)	(8,478)	(0.22)
Sun Hung Kai Properties Limited	(656)	(9,547)	(0.25)
Sun Life Financial Inc.	(219)	(9,992)	(0.26)
Suncor Energy Inc.	(257)	(8,030)	(0.21)
Suzuki Motor Corp	(655)	(29,061)	(0.75)
Sydney Airport	(1,177)	(7,307)	(0.19)
Symrise AG	(272)	(26,374)	(0.68)
Sysmex Corporation	(405)	(28,077)	(0.72)
Tabcorp Holdings Limited	(23,202)	(75,175)	(1.94)
Taiyo Nippon Sanso Corporation	(543)	(12,086)	(0.31)
Takeda Pharmaceutical Co Ltd.	(1,977)	(80,526)	(2.08)
Tapestry Inc.	(540)	(14,531)	(0.37)
Targa Resources Corp	(2,158)	(78,833)	(2.03)
TC Energy Corporation	(1,330)	(67,284)	(1.73)
TechnipFMC Plc	(3,433)	(64,672)	(1.67)
Telecom Italia SpA	(30,380)	(19,016)	(0.49)
Teleflex Inc.orporated	(57)	(19,977)	(0.51)
Telefonica SA	(16,382)	(125,457)	(3.23)
Telenet Group Holding NV	(1,086)	(49,003)	(1.26)
Tenaris SA	(5,615)	(59,708)	(1.54)
Tesla Inc.	(38)	(12,431)	(0.32)
Texas Instruments Inc.orporated	(98)	(11,837)	(0.31)
Thales SA	(110)	(10,788)	(0.28)
Thermo Fisher Scientific Inc.	(42)	(13,160)	(0.34)
Thomson Reuters Corporation	(232)	(16,248)	(0.42)
Tobu Railway Co Ltd.	(350)	(12,805)	(0.33)
Tokio Marine Holdings Inc.	(167)	(9,059)	(0.23)
Total SA	(171)	(8,953)	(0.23)
Toyota Industries Corp	(270)	(15,873)	(0.41)
TransDigm Group Inc.orporated	(86)	(48,682)	(1.25)
Trend Micro Inc.orporated	(189)	(10,230)	(0.26)
TSURUHA Holdings Inc.	(295)	(35,184)	(0.91)

UBS Group AG	(637)	(7,718)	(0.20)
Umicore	(1,340)	(57,558)	(1.48)
Unicharm Corporation	(308)	(10,097)	(0.26)
Unilever NV	(173)	(10,269)	(0.26)
Union Pacific Corporation	(61)	(10,664)	(0.27)
United Internet AG	(314)	(10,663)	(0.27)
United Parcel Service Inc. Class B	(61)	(7,283)	(0.19)
United Rentals Inc.	(247)	(37,867)	(0.98)
United Technologies Corporation	(81)	(11,970)	(0.31)
US Bancorp	(183)	(10,959)	(0.28)
Walt Disney Company	(224)	(33,997)	(0.88)
Wartsila Oyj Abp	(929)	(9,349)	(0.24)
Weir Group PLC	(2,594)	(46,814)	(1.21)
Welcia Holdings Co Ltd.	(257)	(15,770)	(0.41)
Wesfarmers Limited	(3,018)	(86,495)	(2.23)
Western Union Company	(2,535)	(68,140)	(1.76)
Westinghouse Air Brake Technologies Corp	(168)	(13,216)	(0.34)
Westpac Banking Corporation	(405)	(6,725)	(0.17)
Woolworths Group Ltd.	(3,780)	(101,646)	(2.62)
Worley Limited	(1,205)	(12,223)	(0.31)
WPP Plc	(3,105)	(40,174)	(1.04)
Wynn Macau Ltd.	(11,717)	(25,774)	(0.66)
Xilinx Inc.	(564)	(52,315)	(1.35)
XPO Logistics Inc.	(512)	(42,307)	(1.09)
Yamaha Corporation	(1,265)	(69,731)	(1.80)
Yamaha Motor Co Ltd.	(812)	(16,971)	(0.44)
Yamato Holdings Co Ltd.	(1,333)	(22,813)	(0.59)
Yara International ASA	(798)	(30,058)	(0.77)
Yaskawa Electric Corporation	(1,301)	(47,797)	(1.23)
Yum! Brands Inc.	(413)	(41,622)	(1.07)

		$(11,254,373)	(290.04)	~~%~~

Global Long/Short Equity Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2019

(Unaudited)

Short-Term Investments — 98.9%
Mutual Funds — 98.9%
BMO Institutional Prime Money Market Fund — Premier Class, 1.880% (4)	1,149,832	$ 1,149,832

Total Short-Term Investments (identified cost $1,149,832)		1,149,832

Total Investments — 98.9% (identified cost $1,149,832)		1,149,832

Other Assets and Liabilities — 1.1%		12,327

Total Net Assets — 100.0%		$ 1,162,159

Global Long/Short Equity Fund

Industry Allocation

As of November 30, 2019

(Unaudited)

Industry	Value	% of Total Net Assets

Mutual Funds	$ 1,149,832	98.9%

Total Investments	1,149,832	98.9
Other Assets and Liabilities	12,327	1.1

Total Net Assets	$ 1,162,159	100.0%

Ultra Short Tax-Free Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2019

(Unaudited)

Description	Shares or Principal Amount	Value

Municipals — 101.9%

Alabama — 6.1%
Alabama Housing Finance Authority, 1.500%, 5/1/2022 (7)	$3,000,000	$3,001,080
Albertville Municipal Utilities Board — Water System, AGM, 2.000%, 8/15/2020	355,000	356,452
Black Belt Energy Gas District:
2.094%, (LIBOR 1 Month), 12/1/2023, Call 9/1/2023 (7)	4,500,000	4,474,665
4.000%, 6/1/2021	1,000,000	1,037,650
4.000%, 6/1/2022	1,000,000	1,060,340
Chatom Industrial Development Board, 1.400%, 2/3/2020, Call 2/1/2020 (7)	4,800,000	4,800,576
Health Care Authority for Baptist Health, 1.480%, 11/1/2042, Call 12/2/2019 (7)	11,125,000	11,125,000
Limestone County Water & Sewer Authority, BAM, 2.000%, 12/1/2019	160,000	160,000
Southeast Alabama Gas Supply District, 2.094%, (LIBOR 1 Month), 4/1/2024, Call 1/1/2024 (7)	5,000,000	5,009,400
Tender Option Bond Trust Receipts/Certificates, 1.280%, 7/1/2026 (5) (7)	5,000,000	5,000,000

		36,025,163
Arkansas — 1.2%
Arkansas Development Finance Authority, 1.480%, 9/1/2044, Call 12/2/2019 (7)	7,000,000	7,000,000
City of Cabot, 2.550%, 6/1/2043, Call 12/1/2019	5,000	5,000

		7,005,000
California — 2.8%
Bay Area Toll Authority, 2.200%, (SIFMA Municipal Swap Index Yield), 4/1/2024, Call 10/1/2023 (7)	1,750,000	1,797,302
California Pollution Control Financing Authority:
1.450%, 1/15/2020 (5) (7)	4,000,000	3,999,320
1.450%, 2/3/2020 (5) (7)	6,000,000	5,998,560
State of California, 1.390%, (SIFMA Municipal Swap Index Yield), 12/1/2020, Call 12/20/2019 (7)	750,000	750,060
Tender Option Bond Trust Receipts/Certificates, 1.300%, 8/1/2042, Call 2/1/2026 (5) (7)	3,730,000	3,730,000

		16,275,242
Colorado — 0.7%
City & County of Denver Airport System Revenue, AGC, 1.200%, 11/15/2025, Call 12/2/2019 (7) (8)	475,000	475,000
Colorado Health Facilities Authority, 5.000%, 6/1/2022	1,000,000	1,094,920
Colorado School of Mines, 1.694%, (LIBOR 1 Month), 2/1/2023, Call 8/1/2022 (7)	1,185,000	1,189,325
E-470 Public Highway Authority, 1.565%, (LIBOR 1 Month), 9/1/2021, Call 9/1/2020 (7)	1,370,000	1,370,055

		4,129,300
Connecticut — 1.6%
City of New Haven:
5.000%, 2/1/2022	350,000	374,703
5.000%, 8/1/2022	1,025,000	1,113,786
City of New Haven, AGM:
5.000%, 2/1/2023	580,000	643,208
5.000%, 8/1/2023	1,080,000	1,215,551
Connecticut Housing Finance Authority, 1.450%, 11/15/2020, Call 5/15/2020 (7)	1,500,000	1,500,060
Connecticut State Health & Educational Facilities Authority, 5.000%, 7/1/2020	400,000	408,604
Town of Windham, 3.000%, 10/1/2020	4,000,000	4,054,280

		9,310,192
District of Columbia — 0.5%
District of Columbia Housing Finance Agency, AGM, 5.000%, 7/1/2021, Call 12/30/2019	360,000	361,037

Washington Convention & Sports Authority, 5.000%, 10/1/2020	2,500,000	2,579,450

		2,940,487
Florida — 7.1%
Broward County Housing Finance Authority, 1.400%, 5/1/2021 (7)	2,500,000	2,501,625
Citizens Property Insurance Corp., 5.000%, 6/1/2020	3,870,000	3,942,679
City of Atlantic Beach, 3.000%, 11/15/2023, Call 5/15/2020	2,000,000	2,010,180
City of Jacksonville, 1.140%, 8/1/2036, Call 12/2/2019 (7)	7,000,000	7,000,000
County of Escambia, 1.260%, 4/1/2039, Call 12/2/2019 (7)	1,600,000	1,600,000
Florida Development Finance Corp., 1.900%, 3/17/2020 (7)	10,000,000	10,003,800
Highlands County Health Facilities Authority, 1.140%, 11/15/2037, Call 12/2/2019 (7)	2,600,000	2,600,000
Lee Memorial Health System, 1.260%, 4/1/2049, Call 12/2/2019 (7)	7,000,000	7,000,000
Miami-Dade County Industrial Development Authority, 1.600%, 11/2/2020 (7)	1,400,000	1,400,126
North Broward Hospital District, 5.000%, 1/1/2020	875,000	877,310
Wells Fargo Stage Trust, 1.400%, (SIFMA Municipal Swap Index Yield), 7/15/2036 (5) (7)	3,005,000	3,005,000

		41,940,720
Georgia — 4.1%
Appling County Development Authority, 1.270%, 9/1/2041, Call 12/2/2019 (7)	2,300,000	2,300,000
Bartow County Development Authority, 2.050%, 11/19/2021 (7)	1,400,000	1,410,682
Burke County Development Authority:
1.550%, 8/19/2022 (7)	3,000,000	2,988,960
2.250%, 5/25/2023 (7)	4,000,000	4,067,240
Heard County Development Authority, 1.290%, 9/1/2026, Call 12/2/2019 (7)	600,000	600,000
Main Street Natural Gas, Inc.:
1.670%, (SIFMA Municipal Swap Index Yield), 12/1/2023, Call 9/1/2023 (7)	5,000,000	5,004,250
2.024%, (LIBOR 1 Month), 12/1/2023, Call 9/1/2023 (7)	5,000,000	5,007,400
5.000%, 5/15/2021	700,000	733,936
Municipal Electric Authority of Georgia:
5.000%, 1/1/2020	1,000,000	1,002,830
5.000%, 1/1/2022	380,000	407,273
5.000%, 1/1/2023	805,000	888,752

		24,411,323
Hawaii — 0.5%
City & County of Honolulu, 1.400%, (SIFMA Municipal Swap Index Yield), 9/1/2020, Call 12/16/2019 (7)	2,800,000	2,800,140

Illinois — 8.4%
Chicago Housing Authority, HUD SEC 8, 5.000%, 1/1/2021	1,400,000	1,453,550
Chicago Park District:
4.000%, 1/1/2020	1,000,000	1,001,900
4.000%, 1/1/2020	1,520,000	1,522,888
City of Chicago Waterworks Revenue, 5.000%, 11/1/2021	1,000,000	1,063,730
Cook County School District No 35 Glencoe, 5.000%, 12/1/2027, Call 12/19/2019	495,000	495,866
Cook County School District No 99 Cicero:
5.000%, 12/1/2020 (9)	555,000	574,109
5.000%, 12/1/2021 (9)	575,000	614,468
County of Peoria, 1.300%, 6/15/2020 (5) (7)	1,130,000	1,130,000
Decatur Park District, 3.000%, 12/15/2019	4,311,000	4,313,026
Illinois Development Finance Authority, 1.600%, 11/2/2020, Call 8/4/2020 (7)	5,000,000	5,000,450
Illinois Educational Facilities Authority:
1.800%, 2/13/2020 (7)	2,900,000	2,903,335
1.875%, 2/13/2020 (7)	2,250,000	2,252,925
Illinois Finance Authority:
1.850%, (SIFMA Municipal Swap Index Yield), 7/1/2023, Call 7/1/2022 (7)	2,000,000	1,998,040
3.000%, 12/1/2019	200,000	200,000
Illinois Housing Development Authority, 1.900%, 10/1/2021 (7)	1,790,000	1,806,182
Illinois State University, 5.000%, 4/1/2020	200,000	201,836
Lake County Forest Preserve District, 1.899%, (LIBOR 3 Month), 12/15/2020 (7)	250,000	250,347
Rockford Park District, 3.000%, 12/15/2020	1,165,000	1,180,448
State of Illinois:
5.000%, 6/1/2020	1,000,000	1,016,030
5.000%, 6/15/2020	1,000,000	1,016,960
5.000%, 7/1/2020	2,110,000	2,149,457

5.000%, 8/1/2020	4,000,000	4,085,520
5.000%, 10/1/2021	1,500,000	1,581,435
5.000%, 2/1/2022	6,040,000	6,415,869
Tender Option Bond Trust Receipts/Certificates, 1.250%, 6/15/2031, Call 6/15/2026 (5) (7)	4,355,000	4,355,000
Village of Bolingbrook, 4.000%, 3/1/2020	345,000	347,215

Will County Community Unit School District No. 201-U Crete-Monee, NATL-RE, 0.000%, 11/1/2021	435,000	420,375

		49,350,961
Indiana — 4.2%
Center Grove Multi-Facility School Building Corp., 2.500%, 12/15/2020, Call 6/15/2020	3,000,000	3,014,040
City of Rockport:
1.350%, 9/1/2022 (7)	1,000,000	995,380
1.350%, 9/1/2022 (7)	1,000,000	995,380
City of Whiting, 5.000%, 11/1/2022 (7)	1,345,000	1,473,676
Clark Pleasant Middle School Corp., 2.500%, 7/16/2020, Call 1/16/2020	4,710,000	4,716,829
Indiana Bond Bank, 4.000%, 1/3/2020	3,000,000	3,007,380
Indiana Finance Authority, 1.400%, 5/1/2034 (7)	1,000,000	1,000,000

Indiana Housing & Community Development Authority, GNMA/FNMA/FHLMC, 1.250%, 7/1/2047, Call 12/2/2019 (7)	5,450,000	5,450,000
Indiana Housing & Community Development Authority, GNMA/FNMA/FHLMC COLL, 1.250%, 7/1/2047, Call 12/2/2019 (7)	1,000,000	1,000,000
Lafayette School Corp., 4.000%, 1/15/2021 (9)	850,000	871,701
Tender Option Bond Trust Receipts/Certificates, 1.350%, 8/1/2020 (5) (7)	2,125,000	2,125,000

		24,649,386
Iowa — 1.8%
Iowa Finance Authority:
1.675%, (SIFMA Municipal Swap Index Yield), 1/4/2024, Call 3/20/2020 (5) (7)	3,520,000	3,520,035
2.875%, 5/15/2049, Call 11/15/2020	1,000,000	1,007,280

Iowa Finance Authority, GNMA/FNMA/FHLMC, 1.400%, (SIFMA Municipal Swap Index Yield), 5/3/2021, Call 11/2/2020 (7)	1,500,000	1,498,170

Tender Option Bond Trust Receipts/Certificates, 1.280%, 12/1/2039, Call 12/1/2029 (5) (7)	4,800,000	4,800,000

		10,825,485
Kansas — 1.9%
City of Andover, 1.625%, 10/1/2022, Call 10/1/2020	2,190,000	2,194,555
City of Holton, 2.500%, 7/1/2021, Call 1/1/2021	1,245,000	1,246,905
City of Lenexa, 1.625%, 9/1/2021, Call 9/1/2020	1,000,000	1,000,100
City of Valley Center, 2.000%, 12/1/2020, Call 12/30/2019	3,400,000	3,400,952
City of Washington, 2.000%, 12/1/2022, Call 12/1/2020	3,000,000	3,018,510

State of Kansas Department of Transportation, 1.547%, (LIBOR 1 Month), 9/1/2021 (7)	400,000	401,324

		11,262,346
Kentucky — 3.0%
County of Carroll, 1.200%, 6/1/2021 (7)	5,000,000	4,994,850
Kentucky Economic Development Finance Authority, 1.400%, 12/2/2019 (7)	1,000,000	1,000,000
Kentucky Higher Education Student Loan Corp., 5.000%, 6/1/2021	1,000,000	1,047,980
Kentucky Housing Corp., 2.000%, 4/1/2021 (7)	1,400,000	1,409,478
Kentucky Public Energy Authority, 4.000%, 7/1/2020	2,115,000	2,145,773
Kentucky Rural Water Finance Corp., 1.550%, 3/1/2020	1,500,000	1,500,975
Laurel County Judicial Center Public Properties Corp., 4.000%, 3/1/2020	530,000	533,562
Louisville/Jefferson County Metropolitan Government, 1.850%, 4/1/2021 (7)	2,000,000	2,012,040

Tender Option Bond Trust Receipts/Certificates, 1.300%, 4/1/2032, Call 4/1/2027 (5) (7)	3,100,000	3,100,000

		17,744,658
Louisiana — 0.9%
Louisiana Housing Corp., FHA, 2.500%, 12/1/2031, Call 6/1/2020	355,000	353,218

Louisiana Public Facilities Authority, 1.750%, (SIFMA Municipal Swap Index Yield), 9/1/2023, Call 3/1/2023 (7)	5,000,000	5,018,650

		5,371,868
Maryland — 0.7%

Maryland Economic Development Corp., 1.700%, 9/1/2022	4,000,000	4,034,400

Massachusetts — 0.4%
Massachusetts Development Finance Agency:
1.580%, (SIFMA Municipal Swap Index Yield), 1/29/2020, Call 12/30/2019 (7)	500,000	500,070
5.000%, 7/1/2021	300,000	316,140
Town of Northbridge, 2.000%, 6/26/2020	1,700,000	1,705,440

		2,521,650
Michigan — 1.4%
Michigan Finance Authority:
1.693%, (LIBOR 1 Month), 12/1/2020, Call 6/1/2020 (7)	200,000	200,486
3.500%, 11/15/2022 (7)	3,175,000	3,357,309
Michigan Finance Authority, SAW, 4.000%, 8/20/2020	2,000,000	2,040,680
Michigan State Hospital Finance Authority, 1.500%, 5/1/2020 (7)	695,000	695,792
Taylor Tax Increment Finance Authority, AGM:
4.000%, 5/1/2020, Call 12/30/2019	785,000	786,633
4.000%, 5/1/2021, Call 12/30/2019	600,000	601,272
Wayne-Westland Community Schools, Q-SBLF, 4.000%, 11/1/2020	500,000	512,370

		8,194,542
Minnesota — 1.2%
JPMorgan Chase Putters/Drivers Trust, 1.400%, 6/1/2021 (5) (7)	5,000,000	5,000,000
Minnesota Rural Water Finance Authority, Inc., 2.000%, 8/1/2020, Call 2/1/2020	2,000,000	2,002,680

		7,002,680
Mississippi — 1.9%
Mississippi Business Finance Corp.:
1.250%, 4/1/2044, Call 12/20/2019 (7)	2,660,000	2,660,000
1.350%, 5/1/2037, Call 5/1/2020 (7)	3,800,000	3,800,608
Mississippi Development Bank, 2.500%, 1/1/2020	4,600,000	4,604,692

		11,065,300
Missouri — 1.5%
City of St. Louis, 2.500%, 6/1/2020	5,000,000	5,031,400
Health & Educational Facilities Authority of the State of Missouri, 2.875%, 2/1/2034, Call 4/1/2020	765,000	768,030
Missouri Public Utilities Commission, 1.500%, 3/1/2021, Call 9/1/2020	3,275,000	3,278,111

		9,077,541
Nebraska — 0.4%
Central Plains Energy Project:
4.000%, 8/1/2021 (9)	1,000,000	1,043,280
4.000%, 8/1/2022 (9)	1,000,000	1,067,720

		2,111,000
Nevada — 1.3%
City of North Las Vegas NV, AGM, 5.000%, 6/1/2020	1,650,000	1,680,327

State of Nevada Department of Business & Industry, 1.875%, 6/1/2020 (5) (7) (9)	5,750,000	5,750,000

		7,430,327
New Hampshire — 2.4%
New Hampshire Business Finance Authority, 1.000%, 8/31/2020 (5) (7) (9)	14,000,000	14,042,280

New Hampshire Health and Education Facilities Authority Act, 1.180%, 7/1/2035, Call 12/2/2019 (7)	200,000	200,000

		14,242,280
New Jersey — 3.2%
Lyndhurst Township School District, 1.875%, 9/10/2020	1,100,000	1,105,093
New Jersey Economic Development Authority:
1.220%, 11/1/2031, Call 12/2/2019 (7)	4,005,000	4,005,000
1.220%, 11/1/2040, Call 12/2/2019 (7)	5,425,000	5,425,000
New Jersey Health Care Facilities Financing Authority, 1.200%, 7/1/2038, Call 12/2/2019 (7)	2,935,000	2,935,000
New Jersey Transportation Trust Fund Authority, 4.000%, 6/15/2020	200,000	202,784
New Jersey Turnpike Authority:
1.587%, (LIBOR 1 Month), 1/1/2021 (7)	1,750,000	1,752,712
1.727%, (LIBOR 1 Month), 1/1/2022 (7)	750,000	753,045
Tobacco Settlement Financing Corp., 5.000%, 6/1/2020	2,400,000	2,440,992

		18,619,626

New Mexico — 0.3%
City of Santa Fe, 2.250%, 5/15/2024, Call 11/15/2021	500,000	500,565
New Mexico Hospital Equipment Loan Council, 2.250%, 7/1/2023, Call 1/1/2021	1,525,000	1,526,388

		2,026,953
New York — 12.0%
City of New York, 1.290%, 10/1/2046, Call 12/2/2019 (7)	8,000,000	8,000,000
City of New York, AGC, 1.290%, 10/1/2021, Call 12/2/2019 (7) (8)	100,000	100,000
County of Nassau, 5.000%, 6/1/2020	3,000,000	3,055,890
County of Suffolk, 2.000%, 9/25/2020	4,000,000	4,019,960
Hempstead Union Free School District, SAW, 2.500%, 6/25/2020	6,000,000	6,037,260
Livonia Central School District, SAW, 2.500%, 6/19/2020	5,485,000	5,522,243
Long Island Power Authority, 1.997%, (LIBOR 1 Month), 10/1/2023, Call 10/1/2022 (7)	4,000,000	4,031,320
Metropolitan Transportation Authority:
1.550%, (SIFMA Municipal Swap Index Yield), 11/15/2022 (7)	3,000,000	2,998,110
1.744%, (LIBOR 1 Month), 11/1/2022 (7)	2,970,000	2,966,703
1.894%, (LIBOR 1 Month), 2/1/2020 (7)	3,500,000	3,504,305
4.000%, 2/3/2020	3,000,000	3,013,440
New York City Water & Sewer System, 1.190%, 6/15/2048, Call 12/2/2019 (7)	3,700,000	3,700,000
New York State Housing Finance Agency, SONYMA, 1.800%, 5/1/2020, Call 12/20/2019 (7)	895,000	895,179
Nuveen New York AMT-Free Municipal Credit Income Fund, 1.420%, 3/1/2029 (7)	4,700,000	4,700,000
Nuveen New York AMT-Free Quality Municipal Income Fund:
1.370%, Call 12/2/2019 (5) (7)	3,800,000	3,800,000
1.420%, 3/1/2029 (7)	3,500,000	3,500,000
Orange & Ulster Counties Board Coop Educational Services Sole Supervisory District, 2.250%, 7/22/2020	4,000,000	4,028,680
Triborough Bridge & Tunnel Authority, 1.894%, (LIBOR 1 Month), 2/1/2021 (7)	4,890,000	4,903,546
Whitney Point Central School District, SAW, 2.500%, 6/26/2020	2,000,000	2,012,820

		70,789,456
North Carolina — 0.2%
North Carolina Medical Care Commission, 1.420%, 6/1/2029, Call 6/1/2020 (5) (7)	1,000,000	1,000,000

North Dakota — 0.3%
City of Williston:
5.000%, 7/15/2020	1,025,000	1,043,727
5.000%, 7/15/2021	750,000	783,885

		1,827,612
Ohio — 7.6%
American Municipal Power, Inc.:
2.250%, 8/13/2020	500,000	502,620
2.250%, 12/3/2020	765,000	770,715
2.500%, 6/25/2020	1,525,000	1,534,211
City of Avon, 3.000%, 1/22/2020	700,000	701,834
City of Bowling Green, 2.500%, 5/29/2020	1,000,000	1,005,760
City of Gahanna, 3.000%, 8/6/2020	1,100,000	1,111,891
City of Lakewood, 3.000%, 3/26/2020	1,600,000	1,609,152
City of Moraine, 2.500%, 6/25/2020	2,725,000	2,742,522
City of North Olmsted, 3.000%, 4/9/2020	1,110,000	1,116,482
City of Parma, 2.500%, 7/23/2020	3,000,000	3,021,930
City of Seven Hills, 3.000%, 4/9/2020	875,000	880,329
City of Sharonville, 3.000%, 6/25/2020	2,920,000	2,947,127
City of Springfield, 2.500%, 4/15/2020	735,000	738,153
County of Belmont:
2.000%, 8/27/2020	2,510,000	2,522,073
2.500%, 4/16/2020	1,900,000	1,908,208
3.000%, 1/29/2020	1,000,000	1,002,670
County of Lake, 3.000%, 4/2/2020	1,265,000	1,272,236
County of Lorain, 3.000%, 2/7/2020	2,000,000	2,006,660
County of Trumbull:
2.000%, 7/23/2020	2,275,000	2,284,691
2.500%, 7/23/2020	2,250,000	2,266,740
County of Union, 2.000%, 9/9/2020	1,500,000	1,507,890

FHLMC Multifamily VRD Certificates, 1.310%, (SIFMA Municipal Swap Index Yield), 9/15/2033 (7)	3,425,000	3,425,000
Ohio Housing Finance Agency, 1.750%, 6/1/2021, Call 6/1/2021 (7)	2,775,000	2,790,318
Tender Option Bond Trust Receipts/Certificates, 1.260%, 4/1/2026 (5) (7)	200,000	200,000
Township of Liberty OH/Ross County, 3.000%, 3/26/2020	1,150,000	1,156,290
Village of Oakwood, 2.250%, 9/17/2020	1,000,000	1,008,080
Village of Orange, 2.000%, 8/27/2020	2,575,000	2,587,772

		44,621,354
Oklahoma — 0.5%
Canadian County Educational Facilities Authority, 5.000%, 12/1/2020	1,900,000	1,960,420
Oklahoma Housing Finance Agency, 1.600%, 1/1/2022 (7)	1,000,000	1,001,120

		2,961,540
Pennsylvania — 6.3%
Allentown City School District, SAW, 2.050%, 1/2/2020, Call 12/30/2019	4,000,000	4,000,960
Bethlehem Area School District, SAW, 1.671%, (LIBOR 1 Month), 11/1/2021, Call 11/2/2020 (7)	2,990,000	2,991,226
Commonwealth Financing Authority, 5.000%, 6/1/2020	1,000,000	1,017,930
Manheim Township School District, 1.681%, (LIBOR 1 Month), 11/1/2021, Call 5/1/2021 (7)	2,000,000	2,005,720
Montgomery County Higher Education & Health Authority:
1.270%, 9/1/2050, Call 12/2/2019 (7)	8,000,000	8,000,000
1.820%, (SIFMA Municipal Swap Index Yield), 9/1/2023, Call 12/20/2019 (7)	2,500,000	2,500,025
Montgomery County Industrial Development Authority, 4.000%, 12/1/2021	100,000	104,858
Northampton County General Purpose Authority, 2.287%, (LIBOR 1 Month), 8/15/2024, Call 2/15/2023 (7)	1,000,000	1,005,130
Pennsylvania Economic Development Financing Authority, 2.150%, 11/1/2021 (7)	2,000,000	2,022,120
Pennsylvania Turnpike Commission, 1.980%, (SIFMA Municipal Swap Index Yield), 12/1/2020, Call 6/1/2020 (7)	1,800,000	1,806,588
School District of Philadelphia, SAW, 4.000%, 3/31/2020	5,000,000	5,044,950
Tender Option Bond Trust Receipts/Certificates, 1.300%, 11/1/2047, Call 11/1/2027 (5) (7)	6,500,000	6,500,000

		36,999,507
South Carolina — 2.7%
Patriots Energy Group Financing Agency, 2.054%, (LIBOR 1 Month), 2/1/2024, Call 11/1/2023 (7)	6,000,000	6,030,780
South Carolina Jobs-Economic Development Authority, 1.260%, 5/1/2048, Call 12/2/2019 (7)	4,000,000	4,000,000
Tender Option Bond Trust Receipts/Certificates, 1.350%, 1/1/2020 (5) (7)	6,000,000	6,000,000

		16,030,780
Tennessee — 1.1%
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board, 1.875%, 7/1/2020 (7)	1,400,000	1,402,436
Tennessee Energy Acquisition Corp., 5.250%, 9/1/2020	4,720,000	4,847,204
Tennessee Housing Development Agency, 4.500%, 7/1/2028, Call 1/1/2020	10,000	10,020

		6,259,660
Texas — 6.0%
Bexar County Health Facilities Development Corp., 5.000%, 7/15/2020	175,000	178,535
City of Dallas Housing Finance Corp., 1.500%, 4/1/2022 (7)	3,400,000	3,402,856
Harris County Cultural Education Facilities Finance Corp., 1.180%, 12/1/2024, Call 12/2/2019 (7)	1,300,000	1,300,000
Houston Independent School District, PSF, 2.250%, 6/1/2022 (7)	3,250,000	3,333,167
Irving Hospital Authority, 2.200%, (SIFMA Municipal Swap Index Yield), 10/15/2023, Call 4/15/2023 (7)	1,000,000	1,013,550
Midlothian Independent School District, PSF, 2.500%, 8/1/2020 (7)	2,000,000	2,015,460
Mission Economic Development Corp., 2.500%, 8/1/2020, Call 12/30/2019	6,500,000	6,507,085
Northside Independent School District, PSF, 2.125%, 8/1/2020, Call 2/1/2020 (7)	1,800,000	1,802,304
Panhandle Regional Housing Finance Agency, 2.000%, 5/1/2020 (7)	1,500,000	1,503,165
Port of Port Arthur Navigation District, 1.900%, 12/4/2019 (5) (7)	11,000,000	11,000,220
Travis County Health Facilities Development Corp., 5.250%, 1/1/2047, Call 1/3/2020 (7)	3,400,000	3,445,662

		35,502,004
Utah — 0.8%

Tender Option Bond Trust Receipts/Certificates, 1.300%, 1/1/2025 (5) (7)	4,800,000	4,800,000

Virginia — 1.4%
FHLMC Multifamily VRD Certificates, 1.310%, (SIFMA Municipal Swap Index Yield), 6/15/2035, Call 10/15/2029 (7)	2,980,000	2,980,000
Henrico County Economic development Authority, 5.000%, 10/1/2020	900,000	926,181

Westmoreland County Industrial Development Authority, 2.000%, 6/1/2022, Call 12/2/2021	4,300,000	4,345,838

		8,252,019
Washington — 0.7%
City of Bellingham Water & Sewer Revenue, 1.300%, 2/1/2021 (5) (7)	3,625,000	3,625,000

Washington Health Care Facilities Authority, 2.284%, (LIBOR 1 Month), 7/1/2022, Call 1/1/2022 (7)	550,000	554,548

		4,179,548
West Virginia — 0.3%
West Virginia Economic Development Authority, 3.000%, 4/1/2022 (7)	1,000,000	1,031,780
West Virginia Hospital Finance Authority:
5.000%, 1/1/2020	300,000	300,831
5.000%, 1/1/2021	360,000	373,493

		1,706,104
Wisconsin — 2.5%
Burlington Area School District, 2.000%, 9/24/2020	1,000,000	1,004,170
City of Lancaster, 4.000%, 5/1/2021, Call 5/1/2020	1,010,000	1,018,837
D C Everest Area School District, 2.000%, 4/1/2022, Call 4/1/2020	1,290,000	1,292,748
Edgar School District, 2.000%, 10/6/2020	1,800,000	1,809,342
Milwaukee & Ozaukee County Joint School District No. 2 Fox Point & Bayside, 2.000%, 8/20/2020	2,250,000	2,261,025
Oconto Falls Public School District, 2.000%, 10/1/2020	2,450,000	2,464,504
Two Rivers Public School District, 2.000%, 9/30/2020	1,750,000	1,757,595
Wisconsin Health & Educational Facilities Authority, 1.450%, (SIFMA Municipal Swap Index Yield), 7/28/2021, Call 1/28/2021 (7)	500,000	500,065
Wisconsin Housing & Economic Development Authority, 1.600%, 11/1/2022, Call 11/1/2021 (7) (9)	2,500,000	2,501,775

		14,610,061

Total Municipals (identified cost $598,791,353)		599,908,215

Short-Term Investments — 2.1%

Repurchase Agreements — 0.2%

Agreement with Fixed Income Clearing Corp., 1.630%, dated 11/29/2019, to be repurchased at $1,466,162 on 12/02/2019, collateralized by U.S. Government Treasury Obligation with maturity of 4/15/2021, with a fair value of $1,496,609, 1.630%	1,465,963	1,465,963

Short-Term Municipals — 1.9%

Florida — 1.4%
City of Jacksonville, 1.420%, 1/15/2020	3,000,000	3,000,000
JEA Electric System Revenue, 0.010%, 12/4/2019	5,000,000	5,000,000

		8,000,000
Texas — 0.5%
University of North Texas System, 1.620%, 12/18/2019	3,000,000	3,000,000

Total Short-Term Investments (identified cost $12,465,963)		12,465,963

Total Investments — 104.0% (identified cost $611,257,316)		612,374,178

Other Assets and Liabilities — (4.0)%		(23,331,421)

Total Net Assets — 100.0%		$589,042,757

Short Tax-Free Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2019

(Unaudited)

Description	Shares or Principal Amount	Value

Municipals — 99.8%

Alabama — 3.7%
Black Belt Energy Gas District:
2.094%, (LIBOR 1 Month), 12/1/2023, Call 9/1/2023 (7)	$1,000,000	$994,370
4.000%, 6/1/2021, Call 3/1/2021 (7)	1,000,000	1,037,780
4.000%, 6/1/2023	1,000,000	1,081,950
County of Jefferson, 5.000%, 9/15/2021	1,000,000	1,067,750
Southeast Alabama Gas Supply District, 2.094%, (LIBOR 1 Month), 4/1/2024, Call 1/1/2024 (7)	1,000,000	1,001,880
Tuscaloosa City Board of Education:
5.000%, 8/1/2020	200,000	205,094
5.000%, 8/1/2021	175,000	186,111

		5,574,935

Alaska — 0.7%
Alaska Industrial Development & Export Authority, 3.500%, 12/1/2020, Call 12/30/2019	1,000,000	1,001,140

Arizona — 1.6%
City of El Mirage, 5.000%, 7/1/2022, Call 7/1/2020	465,000	475,002
Coconino County Pollution Control Corp., 1.600%, 5/21/2020 (7)	750,000	750,870
Industrial Development Authority of the City of Phoenix, 3.000%, 7/1/2020 (5)	25,000	25,054
La Paz County Industrial Development Authority, 5.000%, 2/15/2021 (5)	540,000	551,059
Maricopa County Industrial Development Authority:
2.550%, 7/1/2021	225,000	225,914
2.875%, 7/1/2021 (5)	135,000	135,163
Pinal County School District No. 1 Florence, BAM, 4.000%, 7/1/2020	250,000	253,972

		2,417,034
Arkansas — 0.2%
City of Hot Springs Wastewater Revenue, 5.000%, 12/1/2020	245,000	253,854

California — 5.0%
Abag Finance Authority for Nonprofit Corps., 5.000%, 7/1/2020	500,000	511,580
Bay Area Toll Authority, 2.200%, (SIFMA Municipal Swap Index Yield), 4/1/2024, Call 10/1/2023 (7)	500,000	513,515
California Housing Finance Agency, AGM, 0.715%, 2/1/2037, Call 12/5/2019 (7) (8)	5,000	5,000
California Municipal Finance Authority, 5.000%, 2/1/2022	1,000,000	1,081,690
California Public Finance Authority:
5.000%, 10/15/2021	350,000	368,959
5.000%, 10/15/2022	300,000	324,759
California State Public Works Board, 5.000%, 4/1/2020	320,000	324,173
California Statewide Communities Development Authority, 5.000%, 12/1/2025 (5)	200,000	230,818
California Statewide Communities Development Authority, CMI, 3.500%, 11/1/2021, Call 12/20/2019	250,000	251,013
California Statewide Communities Development Authority, NATL-RE, 4.300%, 4/1/2028 (7) (8)	75,000	75,000
Carson Redevelopment Agency Successor Agency, AGM, 5.000%, 10/1/2020	675,000	696,620
City of Redding Electric System Revenue, NATL-RE, 2.596%, 7/1/2022 (7) (8)	50,000	50,000
Fresno Joint Powers Financing Authority, AGM, 5.000%, 4/1/2022	875,000	952,289
Golden State Tobacco Securitization Corp., 5.000%, 6/1/2022	1,000,000	1,084,740
Palomar Health, 5.000%, 11/1/2022	375,000	409,192
Sacramento Redevelopment Agency Successor Agency, BAM, 5.000%, 12/1/2022	385,000	429,795
Twin Rivers Unified School District, AGM, 3.200%, 6/1/2020, Call 1/1/2020 (7)	220,000	220,350

		7,529,493
Colorado — 4.0%

Colorado Educational & Cultural Facilities Authority:
2.500%, 12/15/2019	50,000	50,008
5.000%, 10/1/2021	1,000,000	1,056,890
Colorado Health Facilities Authority:
3.125%, 5/15/2027, Call 5/15/2020	1,000,000	1,002,760
5.000%, 6/1/2021	250,000	264,335
5.000%, 6/1/2022	250,000	273,730
5.000%, 8/1/2025, Call 2/1/2025 (7)	1,000,000	1,159,440
County of Montrose, 4.000%, 12/1/2019	200,000	200,000
E-470 Public Highway Authority, 2.190%, (LIBOR 1 Month), 9/1/2021, Call 3/1/2021 (7)	575,000	580,227
Regional Transportation District, 5.000%, 6/1/2025, Call 6/1/2020	500,000	509,740
University of Colorado Hospital Authority, 5.000%, 3/1/2022, Call 9/1/2021 (7)	750,000	797,617
Wheatlands Metropolitan District, BAM, 4.000%, 12/1/2020	125,000	127,910

		6,022,657
Connecticut — 1.9%
City of New Haven, AGM, 5.000%, 8/1/2024	1,000,000	1,155,410
State of Connecticut:
5.000%, 3/15/2021	500,000	524,050
5.000%, 4/15/2023	1,000,000	1,119,860

		2,799,320
District of Columbia — 0.8%
Metropolitan Washington Airports Authority, 5.000%, 10/1/2024	1,000,000	1,164,120

Florida — 6.7%
Brevard County Health Facilities Authority:
5.000%, 4/1/2020	500,000	506,035
5.000%, 4/1/2021	400,000	419,196
City of Atlantic Beach, 3.250%, 11/15/2024, Call 11/15/2020	1,155,000	1,169,507
City of Orlando, AGM:
4.000%, 11/1/2021	460,000	483,635
5.000%, 11/1/2022	350,000	387,170
City of Port St. Lucie, 5.000%, 7/1/2020	295,000	301,466
City of Tampa, 5.000%, 11/15/2020, Call 5/15/2020	25,000	25,428
Columbia County School Board, BAM, 5.000%, 7/1/2021	400,000	422,904
County of Broward Half-Cent Sales Tax Revenue, 5.000%, 10/1/2020	100,000	103,203
County of Okeechobee, 1.550%, 7/1/2021 (7)	1,000,000	1,002,480
Emerald Coast Utilities Authority, BAM, 5.000%, 1/1/2021	300,000	312,498
Florida Development Finance Corp., 1.900%, 3/17/2020 (7)	3,000,000	3,001,140
Florida Housing Finance Corp., GNMA/FNMA/FHLMC, 4.600%, 1/1/2029, Call 1/1/2020	40,000	40,078
Halifax Hospital Medical Center:
5.000%, 6/1/2020	325,000	330,616
5.000%, 6/1/2021	300,000	314,820
Miami-Dade County Educational Facilities Authority, AMBAC, 5.250%, 4/1/2020	40,000	40,533

Pinellas County Health Facilities Authority, NATL-RE, 2.384%, 11/15/2023, Call 12/02/2019 (7) (8)	100,000	100,000
Sarasota County Health Facilities Authority, 5.000%, 1/1/2022	500,000	528,170
Sumter County Industrial Development Authority:
5.000%, 7/1/2020	235,000	240,041
5.000%, 7/1/2020	300,000	306,435

		10,035,355
Georgia — 7.1%
Atlanta Development Authority, 4.000%, 9/1/2020	500,000	510,565
Bartow County Development Authority:
1.550%, 8/19/2022 (7)	500,000	498,030
2.050%, 11/19/2021 (7)	500,000	503,815
Burke County Development Authority, 2.925%, 3/12/2024 (7)	1,250,000	1,306,363
City of Atlanta:
5.000%, 1/1/2021	250,000	260,388
5.000%, 1/1/2022	700,000	750,981
County of DeKalb Water & Sewerage Revenue, 5.000%, 10/1/2020	150,000	154,767
Development Authority Of Coweta County, 1.270%, 6/1/2032, Call 12/02/2019 (7)	400,000	400,000
Gainesville & Hall County Hospital Authority:

2.050%, (SIFMA Municipal Swap Index Yield), 2/18/2020, Call 12/30/2019 (7)	350,000	350,053
5.000%, 2/15/2021	700,000	729,610
Georgia State Road & Tollway Authority, 5.000%, 6/1/2021	1,250,000	1,321,487
Main Street Natural Gas, Inc.:
1.944%, (LIBOR 1 Month), 9/1/2023, Call 6/1/2023 (7)	1,000,000	1,000,350
2.024%, (LIBOR 1 Month), 12/1/2023, Call 9/1/2023 (7)	500,000	500,740
5.000%, 5/15/2024	1,250,000	1,419,887
Municipal Electric Authority of Georgia, 5.000%, 1/1/2023	875,000	968,546

		10,675,582
Guam — 0.4%
Territory of Guam, 5.000%, 12/1/2022	500,000	543,485

Illinois — 16.9%
Chicago Housing Authority, HUD SEC 8, 5.000%, 1/1/2023	1,000,000	1,105,000
Chicago O’Hare International Airport:
5.000%, 1/1/2022	100,000	107,733
5.000%, 1/1/2022	200,000	215,466
Chicago Park District:
5.000%, 1/1/2022	250,000	266,305
5.000%, 1/1/2022	500,000	532,610
Chicago Transit Authority, 5.000%, 6/1/2021	750,000	787,965
City of Chicago Wastewater Transmission Revenue:
5.000%, 1/1/2021	840,000	871,492
5.000%, 1/1/2022	500,000	535,140
City of Chicago Waterworks Revenue, 5.000%, 11/1/2021	1,445,000	1,539,633
City of Waukegan, 5.000%, 12/30/2020	250,000	259,702
Cook County School District No 99 Cicero, 5.000%, 12/1/2023 (9)	575,000	648,376
Cook County Township High School District No. 201 J Sterling Morton, AMBAC, 0.000%, 12/1/2019	100,000	100,000
County of Cook:
5.000%, 11/15/2020, Call 12/30/2019	250,000	250,657
5.000%, 11/15/2021	720,000	766,044
County of Cook Sales Tax Revenue, 5.000%, 11/15/2024, Call 11/15/2022	810,000	892,669
Illinois Finance Authority:
2.597%, (LIBOR 1 Month), 5/1/2021, Call 11/1/2020 (7)	1,000,000	1,002,050
5.000%, 1/1/2021	200,000	206,842
5.000%, 11/15/2021	400,000	428,004
5.000%, 1/1/2022	150,000	159,778
5.000%, 7/15/2022	750,000	822,015
5.000%, 11/15/2022	555,000	611,305
5.000%, 12/1/2022	290,000	312,240
5.000%, 5/15/2023	250,000	273,227
5.000%, 5/15/2024	450,000	501,768
Illinois Housing Development Authority, 1.900%, 10/1/2021 (7)	500,000	504,520
Illinois Housing Development Authority, AGM, 4.400%, 9/1/2020, Call 12/30/2019	20,000	20,044
Kane McHenry Cook & De Kalb Counties Unit School District No. 300, 5.000%, 1/1/2023	1,000,000	1,106,910
Lake County Forest Preserve District, 1.899%, (LIBOR 3 Month), 12/15/2020 (7)	140,000	140,195
Marion-Clinton Etc Counties High School District No. 200-Centralia, BAM, 3.000%, 12/1/2019	185,000	185,000
Metropolitan Pier & Exposition Authority, NATL-RE, 0.000%, 6/15/2020	30,000	29,721
Railsplitter Tobacco Settlement Authority, 5.000%, 6/1/2023	1,165,000	1,304,986
Sales Tax Securitization Corp., 5.000%, 1/1/2023	1,000,000	1,091,470
State of Illinois:
5.000%, 4/1/2020	100,000	101,084
5.000%, 6/1/2020	500,000	508,015
5.000%, 8/1/2020	900,000	919,242
5.000%, 2/1/2021	240,000	248,837
5.000%, 11/1/2022	2,000,000	2,161,040
Town of Cicero, AGM, 5.000%, 1/1/2020	500,000	501,360
University of Illinois, 5.000%, 3/15/2022	1,000,000	1,081,960
Village of Bolingbrook, AGM:
4.000%, 3/1/2022	630,000	665,885
4.000%, 3/1/2023	510,000	551,371

Will County Community High School District No. 210 Lincoln-Way, 4.000%, 1/1/2022, Call 12/30/2019	1,000,000	1,001,220

		25,318,881
Indiana — 2.3%
City of Boonville, 2.600%, 1/1/2023, Call 9/1/2020	500,000	500,295
City of Whiting, 5.000%, 6/5/2026 (7)	1,000,000	1,185,920
Indiana Finance Authority:
5.000%, 5/1/2020	100,000	101,548
5.000%, 8/15/2020	130,000	132,896
5.250%, 10/1/2022, Call 10/1/2021	150,000	160,958
Indiana Housing & Community Development Authority, GNMA/FNMA/FHLMC, 1.250%, 7/1/2047, Call 12/2/2019 (7)	1,000,000	1,000,000
Indianapolis Local Public Improvement Bond Bank, 5.000%, 6/1/2020	100,000	101,878
Jasper Hospital Authority, 5.000%, 11/1/2020	250,000	258,440

		3,441,935
Kansas — 0.6%
Bourbon County Unified School District No. 234-Fort Scott, 5.000%, 9/1/2020	420,000	431,688
City of Holton, 2.500%, 7/1/2021, Call 1/1/2021	375,000	375,574
Kansas Development Finance Authority, BAM TCRs, 5.000%, 12/1/2019	140,000	140,000

		947,262
Kentucky — 2.7%
Kentucky Asset Liability Commission, 5.000%, 9/1/2023	500,000	567,025
Kentucky Economic Development Finance Authority, 1.400%, 12/2/2019 (7)	1,000,000	1,000,000
Kentucky Public Energy Authority, 4.000%, 7/1/2023	750,000	813,353
Kentucky Rural Water Finance Corp., 2.250%, 3/1/2020, Call 12/20/2019	1,200,000	1,200,540
Louisville/Jefferson County Metropolitan Government, 1.850%, 4/1/2021 (7)	500,000	503,010

		4,083,928
Louisiana — 0.4%
Evangeline Parish Road & Drain Sales Tax District No. 1, AGM, 5.000%, 12/1/2020	400,000	414,860
Louisiana Housing Corp., FHA, 2.500%, 12/1/2031, Call 6/1/2020	5,000	4,975
Louisiana Public Facilities Authority, AMBAC, 2.270%, 9/1/2027, Call 12/10/2019 (7) (8)	50,000	50,000
State of Louisiana, 5.000%, 11/15/2020, Call 5/15/2020	110,000	111,904

		581,739

Maine — 0.1%
City of Portland General Airport Revenue, 4.000%, 7/1/2020	110,000	111,748

Maryland — 0.4%
City of Baltimore, NATL-RE, 2.453%, 7/1/2020 (7) (8)	50,000	50,000
City of Rockville, 5.000%, 11/1/2022	500,000	544,875
Maryland Community Development Administration, GNMA/FNMA/FHLMC, 4.500%, 3/1/2027, Call 3/1/2021	10,000	10,204

		605,079
Massachusetts — 2.1%
Commonwealth of Massachusetts, 1.700%, 8/1/2022 (7)	1,000,000	1,012,050
Massachusetts Development Finance Agency:
4.000%, 4/15/2020	115,000	115,760
5.000%, 7/1/2021	280,000	295,201
5.000%, 7/1/2022	315,000	342,462
5.000%, 7/1/2024	260,000	297,752

Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue, 5.000%, 1/1/2023, Call 1/1/2023 (7)	1,000,000	1,109,780

		3,173,005
Michigan — 2.1%
Great Lakes Water Authority Water Supply System Revenue, 5.000%, 7/1/2023	800,000	901,552
Grosse Ile Township School District, Q-SBLF, 5.000%, 5/1/2020	595,000	604,038
Lake St. Claire Clean Water Initiative, County Guarantee, 5.000%, 10/1/2020	150,000	154,805
Michigan Finance Authority, 3.500%, 11/15/2022 (7)	1,000,000	1,057,420
Muskegon Public Schools, Q-SBLF, 4.250%, 5/1/2021, Call 12/30/2019	200,000	200,446
Taylor Tax Increment Finance Authority, AGM, 4.000%, 5/1/2021, Call 12/30/2019	270,000	270,572

		3,188,833
Minnesota — 1.0%

Housing & Redevelopment Authority of The City of St. Paul, 5.000%, 11/15/2021	500,000	534,905
JPMorgan Chase Putters/Drivers Trust, 1.400%, 6/1/2021 (5) (7)	1,000,000	1,000,000

		1,534,905
Mississippi — 1.4%
Mississippi Business Finance Corp, 2.200%, 6/3/2024 (7)	1,250,000	1,264,325
State of Mississippi, 5.000%, 10/15/2024	750,000	876,705

		2,141,030
Missouri — 1.1%
Health & Educational Facilities Authority of the State of Missouri:
2.875%, 2/1/2034, Call 4/1/2020	600,000	602,376
5.000%, 2/1/2022	250,000	267,202
5.000%, 2/1/2024, Call 2/1/2021	250,000	258,938
St. Louis Municipal Finance Corp., 5.000%, 2/15/2021	500,000	521,885

		1,650,401
Nebraska — 0.7%
Central Plains Energy Project, 5.000%, 1/1/2024, Call 10/1/2023 (7)	1,000,000	1,120,610

Nevada — 1.6%
City of Carson City, 5.000%, 9/1/2022	500,000	543,915
City of North Las Vegas NV, AGM, 5.000%, 6/1/2023	1,000,000	1,124,530
State of Nevada Department of Business & Industry, 1.875%, 6/1/2020 (5) (7) (9)	800,000	800,000

		2,468,445
New Hampshire — 0.7%
New Hampshire Business Finance Authority, 1.000%, 8/31/2020 (5) (7) (9)	1,000,000	1,003,020

New Jersey — 2.3%
New Jersey Economic Development Authority, 5.000%, 11/1/2021	400,000	426,352
New Jersey Health Care Facilities Financing Authority, 5.000%, 7/1/2022	790,000	864,552
New Jersey Higher Education Student Assistance Authority, 4.875%, 12/1/2024, Call 12/10/2019	300,000	300,207
New Jersey Transportation Trust Fund Authority:
4.000%, 12/15/2019	75,000	75,065
5.000%, 12/15/2023	250,000	282,362
New Jersey Transportation Trust Fund Authority, AGM, 5.250%, 12/15/2019	250,000	250,320
New Jersey Transportation Trust Fund Authority, NATL-RE:
5.500%, 12/15/2019	135,000	135,182
5.500%, 12/15/2020	10,000	10,414
Tobacco Settlement Financing Corp., 5.000%, 6/1/2022	1,000,000	1,082,550

		3,427,004
New Mexico — 0.7%
New Mexico Hospital Equipment Loan Council, 2.375%, 7/1/2024, Call 1/1/2021	1,000,000	1,000,680

New York — 6.4%
City of New York, 1.290%, 10/1/2046, Call 12/2/2019 (7)	1,000,000	1,000,000
Long Island Power Authority, 1.997%, (LIBOR 1 Month), 10/1/2023, Call 10/1/2022 (7)	1,000,000	1,007,830
Metropolitan Transportation Authority:
4.000%, 2/3/2020	850,000	853,808
5.000%, 11/15/2024 (7)	1,000,000	1,163,320
New York State Dormitory Authority, 5.000%, 12/1/2022 (5)	600,000	658,242
New York State Dormitory Authority, NATL-RE, 3.181%, 7/1/2029, Call 12/5/2019 (7) (8)	475,000	475,000
New York State Energy Research & Development Authority, 2.000%, 5/1/2020 (7)	475,000	476,036
New York State Housing Finance Agency, SONYMA, 1.875%, 11/1/2021, Call 5/1/2020 (7)	750,000	750,938
Triborough Bridge & Tunnel Authority, 1.894%, (LIBOR 1 Month), 2/1/2021 (7)	990,000	992,742
TSASC, Inc., 5.000%, 6/1/2021	1,000,000	1,052,520
Westchester Tobacco Asset Securitization, 5.000%, 6/1/2020	1,155,000	1,173,803

		9,604,239
North Carolina — 0.6%
North Carolina Eastern Municipal Power Agency, FGIC, 3.144%, 1/1/2025 (7) (8)	600,000	576,732
North Carolina Medical Care Commission, 5.000%, 10/1/2022	350,000	383,166

		959,898

North Dakota — 0.2%
City of Williston, 5.000%, 5/1/2020	240,000	243,526
North Dakota Housing Finance Agency, 3.750%, 7/1/2042, Call 7/1/2022	55,000	56,564

		300,090
Ohio — 2.5%
Akron Bath Copley Joint Township Hospital District, 5.000%, 11/15/2021	805,000	860,223
American Municipal Power, Inc., 2.300%, 2/15/2022, Call 8/15/2021 (7)	1,000,000	1,015,380
County of Hamilton:
4.000%, 1/1/2021	445,000	454,870
5.000%, 1/1/2022	465,000	493,537
County of Lorain, 3.000%, 2/7/2020	500,000	501,665
Ohio Housing Finance Agency, GNMA/FNMA/FHLMC, 4.000%, 5/1/2022, Call 5/1/2021	65,000	65,239
University of Toledo, 5.000%, 6/1/2020	375,000	381,911

		3,772,825
Pennsylvania — 3.6%
Allegheny County Hospital Development Authority, 2.000%, (LIBOR 3 Month), 2/1/2021, Call 2/1/2020 (7)	55,000	55,056
Berks County Industrial Development Authority, 5.000%, 11/1/2022	250,000	274,290
Berks County Municipal Authority, 2.600%, (SIFMA Municipal Swap Index Yield), 7/1/2022, Call 12/16/2019 (7)	350,000	353,797
Commonwealth Financing Authority, 5.000%, 6/1/2022	1,000,000	1,085,750
Lancaster County Hospital Authority, 2.875%, 12/15/2023, Call 12/30/2019	500,000	500,100
Lancaster County Solid Waste Management Authority, 5.000%, 12/15/2020	200,000	207,528
Lancaster Industrial Development Authority, 5.000%, 5/1/2020	285,000	289,437
Montgomery County Industrial Development Authority:
4.000%, 12/1/2022	250,000	264,438
4.000%, 12/1/2023	100,000	109,182
4.000%, 12/1/2024	100,000	110,970
5.000%, 12/1/2023	320,000	355,936
Northampton County General Purpose Authority:
2.287%, (LIBOR 1 Month), 8/15/2024, Call 2/15/2023 (7)	1,000,000	1,005,130
2.500%, (SIFMA Municipal Swap Index Yield), 8/15/2020, Call 2/15/2020 (7)	150,000	150,249
Pennsylvania Economic Development Financing Authority, 5.000%, 3/1/2020	200,000	201,706
Pennsylvania Turnpike Commission:
1.980%, (SIFMA Municipal Swap Index Yield), 12/1/2020, Call 6/1/2020 (7)	325,000	326,189
2.080%, (SIFMA Municipal Swap Index Yield), 12/1/2021, Call 6/1/2021 (7)	80,000	80,853

		5,370,611
South Carolina — 1.3%
Newberry Investing in Children’s Education, 5.000%, 12/1/2019	1,000,000	1,000,000
Patriots Energy Group Financing Agency, 2.054%, (LIBOR 1 Month), 2/1/2024, Call 11/1/2023 (7)	1,000,000	1,005,130

		2,005,130
Tennessee — 2.1%
Clarksville Natural Gas Acquisition Corp., 5.000%, 12/15/2019	125,000	125,147
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board, 2.000%, 1/1/2021 (7)	1,000,000	1,006,940
Tennessee Energy Acquisition Corp.:
4.000%, 5/1/2023, Call 2/1/2023 (7)	1,000,000	1,072,580
5.000%, 2/1/2023	790,000	868,376
5.250%, 9/1/2020	10,000	10,270
5.250%, 9/1/2021	55,000	58,442

		3,141,755
Texas — 7.8%
City of Dallas Housing Finance Corp., 1.500%, 4/1/2022 (7)	900,000	900,756
Clifton Higher Education Finance Corp., PSF, 5.000%, 8/15/2020	160,000	164,269
County of Cameron, BAM, 5.000%, 2/15/2020	240,000	241,889
Crane County Water District, 3.000%, 2/15/2021	605,000	616,761
Fort Bend Independent School District, PSF, 1.950%, 8/1/2022 (7)	1,000,000	1,014,620
Harris County Cultural Education Facilities Finance Corp.:
1.180%, 12/1/2024, Call 12/2/2019 (7)	300,000	300,000
1.930%, (SIFMA Municipal Swap Index Yield), 6/1/2021 (7)	350,000	352,601
Houston Independent School District, PSF, 2.250%, 6/1/2022 (7)	1,250,000	1,281,987

Irving Hospital Authority, 5.000%, 10/15/2022	215,000	235,326
Mission Economic Development Corp., 2.500%, 8/1/2020, Call 12/30/2019	1,000,000	1,001,090
New Hope Cultural Education Facilities Finance Corp.:
3.375%, 8/15/2021 (5)	275,000	277,599
4.000%, 11/15/2021	615,000	630,172
New Hope Cultural Education Facilities Finance Corp., AGM, 4.000%, 4/1/2020	250,000	251,823
North Texas Higher Education Authority, Inc., 2.999%, (LIBOR 3 Month), 7/1/2030 (7)	85,000	85,113
North Texas Tollway Authority, 5.000%, 1/1/2022	250,000	269,493
Northside Independent School District, PSF, 2.125%, 8/1/2020, Call 2/1/2020 (7)	655,000	655,838
Port of Port Arthur Navigation District, 1.900%, 12/4/2019 (5) (7)	1,500,000	1,500,030
Tarrant County Cultural Education Facilities Finance Corp.:
5.000%, 5/15/2021	500,000	517,905
5.000%, 11/15/2022	1,000,000	1,090,540
Texas State University System, 5.000%, 3/15/2022	350,000	380,005

		11,767,817
Utah — 0.1%
Salt Lake City Corp., AMBAC, 1.905%, 5/15/2020, Call 12/02/2019 (7) (8)	200,000	200,000

Virginia — 1.1%
Henrico County Economic Development Authority, 5.000%, 10/1/2023	575,000	647,945
Henrico County Economic Development Authority, AGM, 3.014%, 8/23/2027, Call 12/2/2019 (7) (8)	1,050,000	1,050,000

		1,697,945
Washington — 1.6%
State of Washington, 5.000%, 2/1/2022	1,000,000	1,082,810
Washington State Housing Finance Commission, 2.375%, 1/1/2026, Call 7/1/2021 (5)	1,000,000	1,000,990
Washington State Housing Finance Commission, GNMA/FNMA/FHLMC, 5.000%, 10/1/2020	320,000	330,278

		2,414,078
West Virginia — 1.5%
West Virginia Economic Development Authority, 2.550%, 4/1/2024 (7)	1,000,000	1,038,300
West Virginia Hospital Finance Authority:
5.000%, 1/1/2022	520,000	556,878
5.000%, 1/1/2023	555,000	611,860

		2,207,038
Wisconsin — 1.8%
Public Finance Authority:
5.000%, 11/15/2021	610,000	644,611
5.000%, 11/15/2022	500,000	541,820
State of Wisconsin:
5.000%, 9/1/2020	175,000	180,017
5.000%, 3/1/2021	300,000	314,226
Wisconsin Health & Educational Facilities Authority:
5.000%, 3/1/2020	200,000	200,928
5.000%, 8/15/2020	260,000	266,955
5.000%, 8/15/2022	200,000	219,910
5.000%, 8/15/2023	205,000	232,015
5.500%, 12/15/2020, Call 12/20/2019	80,000	80,166

		2,680,648

Total Municipals (identified cost $148,018,747)		149,937,554

Short-Term Investments — 0.3%

Repurchase Agreements — 0.3%

Agreement with Fixed Income Clearing Corp., 1.630%, dated 11/29/2019, to be repurchased at $1,466,162 on 12/02/2019, collateralized by U.S. Government Treasury Obligation with maturity of 4/15/2021, with a fair value of $1,496,609, 1.630%	405,567	405,568

Total Short-Term Investments (identified cost $405,567)		405,568

Total Investments — 100.1% (identified cost $148,424,314)		150,343,122
Other Assets and Liabilities — (0.1)%		(91,512)

Total Net Assets — 100.0%		$150,251,610

Short-Term Income Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2019

(Unaudited)

Description	Shares or Principal Amount	Value
Asset-Backed Securities — 20.6%

Automobiles — 9.8%
Americredit Automobile Receivables Trust:
Class A3, (Series 2018-2), 3.150%, 3/20/2023	$1,000,000	$1,011,143
Class A3, (Series 2018-3), 3.380%, 7/18/2023	150,000	152,458
AmeriCredit Automobile Receivables Trust:
Class C, (Series 2017-3), 2.690%, 6/19/2023	1,755,000	1,771,560
Class D, (Series 2016-1), 3.590%, 2/8/2022	2,000,000	2,020,838
Class D, (Series 2016-3), 2.710%, 9/8/2022	2,000,000	2,012,810
Class D, (Series 2017-1), 3.130%, 1/18/2023	1,500,000	1,521,732
Avis Budget Rental Car Funding AESOP LLC:
Class A, (Series 2015-2A), 2.630%, 12/20/2021 (5)	1,000,000	1,004,075
Class A, (Series 2016-1A), 2.990%, 6/20/2022 (5)	400,000	404,292
Chesapeake Funding II LLC, Class A1, (Series 2019-2A), 1.950%, 9/15/2031 (5)	967,431	967,315
Drive Auto Receivables Trust:
Class A2A, (Series 2019-2), 2.930%, 3/15/2022	370,864	371,391
Class C, (Series 2017-AA), 2.980%, 1/18/2022 (5)	154,027	154,131
Class C, (Series 2018-1), 3.220%, 3/15/2023	1,149,232	1,152,433
Class C, (Series 2019-4), 2.510%, 11/17/2025	2,000,000	2,004,160
Enterprise Fleet Financing LLC, Class A2, (Series 2019-2), 2.290%, 2/20/2025 (5)	2,000,000	2,010,792
GM Financial Automobile Leasing Trust:
Series 2017-2), 2.430%, 6/21/2021	1,000,000	1,000,488
Class A3, (Series 2017-2), 2.020%, 9/21/2020	13,919	13,920
Class A4, (Series 2017-3), 2.120%, 9/20/2021	1,655,000	1,655,198
GM Financial Consumer Automobile, Class C, (Series 2017-1A), 2.450%, 7/17/2023 (5)	1,000,000	1,003,493
Hertz Vehicle Financing II LP, Class A, (Series 2015-1A), 2.730%, 3/25/2021 (5)	1,000,000	1,001,539
Mercedes-Benz Master Owner Trust, Class A, (Series 2019-BA), 2.610%, 5/15/2024 (5)	1,275,000	1,293,920
Nissan Auto Receivables Owner Trust, Class A2A, (Series 2018-C), 3.070%, 10/15/2021	686,244	688,833
Tesla Auto Lease Trust, Class C, (Series 2018-A), 2.970%, 4/20/2020 (5)	500,000	500,530
Westlake Automobile Receivables Trust, Class C, (Series 2017-2A), 2.590%, 12/15/2022 (5)	916,179	917,095
World Omni Auto Receivables Trust, Class A3, (Series 2017-B), 1.950%, 2/15/2023	385,863	385,846

		25,019,992
Credit Cards — 3.6%
Cabela’s Credit Card Master Note Trust, Class A1, (Series 2015-2), 2.250%, 7/17/2023	2,208,000	2,211,993
Chase Issuance Trust, Class A4, (Series 2016-A4), 1.490%, 7/15/2022	2,500,000	2,494,406
Synchrony Card Issuance Trust, Class A, (Series 2018-A1), 3.380%, 9/15/2024	2,200,000	2,255,211
World Financial Network Credit Card Master Trust:
Class A, (Series 2015-B), 2.550%, 6/17/2024	365,000	366,245
Class A, (Series 2019-B), 2.490%, 4/15/2026	1,775,000	1,790,542

		9,118,397
Other Financial — 7.2%
Ally Master Owner Trust, Class A, (Series 2018-2), 3.290%, 5/15/2023	1,500,000	1,528,746
Daimler Trucks Retail Trust, Class A3, (Series 2018-1), 2.850%, 7/15/2021 (5)	1,322,183	1,325,626
Hilton Grand Vacations Trust, Class A, (Series 2014-AA), 1.770%, 11/25/2026 (5)	272,296	271,566
Marlin Receivables LLC,Series 2018-1A), 3.540%, 5/22/2023 (5)	1,000,000	1,016,177
MMAF Equipment Finance LLC, 2.410%, 11/15/2024 (5)	2,000,000	2,017,003
Navistar Financial Dealer Note Master Owner Trust II, Class A, (Series 2019-1), 2.348% (LIBOR 1 Month + 64 basis points), 5/25/2024 (5) (7)	1,000,000	1,000,664

Pawnee Equipment Receivables Trust, Class A2, (Series 2019-1), 2.290%, 10/15/2024 (5)	2,000,000	1,996,713
Sierra Timeshare Conduit Receivables Funding LLC, Class B, (Series 2017-1A), 3.200%, 3/20/2034 (5)	924,278	931,336

Trafigura Securitisation Finance PLC, Class A1, (Series 2017-1A), 2.615% (LIBOR 1 Month + 85 basis points), 12/15/2020 (5) (7)	3,300,000	3,304,494

Volvo Financial Equipment LLC, Class A4, (Series 2017-1A), 2.210%, 11/15/2021 (5)	780,000	781,187
Wells Fargo Dealer Floorplan Master Note Trust, Class A, (Series 2015-2), 2.374% (LIBOR 1 Month + 65 basis points), 1/20/2022 (7)	1,070,000	1,070,332
Westgate Resorts LLC:
Class B, (Series 2017-1A), 4.050%, 12/20/2030 (5)	1,978,592	1,996,980
Class B, (Series 2018-1A), 3.580%, 12/20/2031 (5)	926,842	937,728

		18,178,552

Total Asset-Backed Securities (identified cost $52,099,925)		52,316,941

Collateralized Mortgage Obligations — 8.1%

Federal Home Loan Mortgage Corporation — 1.6%
2.000%, 1/15/2024, (Series 4295)	389,403	389,171
3.000%, 2/15/2031, (Series 4013)	859,596	887,474
3.000%, 9/15/2032, (Series 4236)	1,316,850	1,338,956
4.000%, 12/15/2038, (Series 3738)	855,021	871,342
4.500%, 8/15/2039, (Series 3778)	548,190	569,693

		4,056,636
Federal National Mortgage Association — 1.0%
3.000%, 6/25/2033, (Series 2014-20)	1,465,327	1,507,744
3.000%, 8/25/2040, (Series 2015-15)	1,133,393	1,148,051

		2,655,795
Federal National Mortgage Association — 0.9%
2.500%, 6/25/2029, (Series 2014-34)	768,723	776,123
3.643%, 7/25/2021, (Series 2011-M3)	1,363,173	1,383,830

		2,159,953
Private Sponsor — 4.6%
Banc of America Funding Trust:
Class 1A3, (Series 2007-C), 4.424%, 5/20/2036 (7)	108,364	108,779
Class 2A1, (Series 2005-5), 5.500%, 9/25/2035	226,036	247,269
Chase Mortgage Finance Trust:
Class A1, (Series 2005-S2), 5.500%, 10/25/2035	128,892	136,590
Class A3, (Series 2006-S4), 6.000%, 12/25/2036	182,212	135,740
FREMF Mortgage Trust:
Class B, (Series 2013-K26), 3.721%, 12/25/2045 (5) (7)	1,250,000	1,297,569
Class B, (Series 2013-K712), 3.281%, 5/25/2045 (5) (7)	930,796	929,414
Class B, (Series 2013-K713), 3.259%, 4/25/2046 (5) (7)	3,325,000	3,326,699
Class B, (Series 2014-K716), 4.079%, 8/25/2047 (5) (7)	1,500,000	1,536,045
Class C, (Series 2012-K21), 4.068%, 7/25/2045 (5) (7)	1,000,000	1,033,032
JP Morgan Mortgage Trust:
Class 1A5, (Series 2017-3), 3.500%, 8/25/2047 (5) (7)	816,409	829,233
Class 2A2, (Series 2005-S3), 5.500%, 1/25/2021	47,449	46,012
Class 3A1, (Series 2007-A2), 3.990%, 4/25/2037 (7)	10,616	9,402
Class A4, (Series 2019-6), 3.500%, 12/25/2049 (5) (7)	675,916	684,181
Morgan Stanley Mortgage Loan Trust, Class 2A2, (Series 2004-10AR), 4.130%, 11/25/2034 (7)	185,906	192,242
OBX Trust, Class A8, (Series 2019-INV1), 4.000%, 11/25/2048 (5) (7)	961,511	969,832

Wells Fargo Mortgage Backed Securities Trust, Class A1, (Series 2006-AR19), 4.383%, 12/25/2036 (7)	171,134	167,950

		11,649,989

Total Collateralized Mortgage Obligations (identified cost $20,588,119)		20,522,373

Commercial Mortgage Securities — 5.5%

Government National Mortgage Association — 1.3%
1.800%, 7/16/2037, (Series 2013-179)	729,868	724,574
2.100%, 4/16/2050, (Series 2016-92)	1,212,700	1,203,180
2.205%, 1/16/2044, (Series 2014-61)	377,009	376,230
2.650%, 2/16/2045, (Series 2015-33)	1,018,673	1,020,268

		3,324,252

Private Sponsor — 4.2%
Cantor Commercial Real Estate Lending, Class A1, (Series 2019-CF2), 2.048%, 11/15/2052	1,532,041	1,533,786
Citigroup Commercial Mortgage Trust, Class A1, (Series 2017-P7), 2.008%, 4/14/2050	565,015	564,590
Great Wolf Trust, Class B, (Series 2017-WOLF), 2.865% (LIBOR 1 Month + 110 basis points), 9/15/2034 (5) (7)	2,000,000	2,001,372
GS Mortgage Securities Trust, Class A4, (Series 2011-GC3), 4.753%, 3/10/2044 (5)	693,191	705,523
Morgan Stanley BAML Trust, Class A1, (Series 2016-C30), 1.389%, 9/15/2049	956,490	950,594
SLIDE 2018-FUN, Class B, (Series 2018-FUN), 3.015% (LIBOR 1 Month + 125 basis points), 6/15/2031 (5) (7)	968,680	969,212
UBS Commercial Mortgage Trust, Class A1, (Series 2017-C3), 1.935%, 8/15/2050	1,112,543	1,110,318
WFRBS Commercial Mortgage Trust, Class ASB, (Series 2013-C18), 3.676%, 12/15/2046	1,664,661	1,716,410
WF-RBS Commercial Mortgage Trust, Class A4, (Series 2011-C2), 4.869%, 2/15/2044 (5) (7)	1,074,879	1,098,064

		10,649,869

Total Commercial Mortgage Securities (identified cost $13,966,823)		13,974,121

Corporate Bonds & Notes — 48.4%

Aerospace/Defense — 0.6%
General Dynamics Corp., 3.000%, 5/11/2021	750,000	762,414
United Technologies Corp., 3.100%, 6/1/2022 (1)	750,000	770,391

		1,532,805
Auto Manufacturers — 4.1%
American Honda Finance Corp.:
2.111% (LIBOR 3 Month + 21 basis points), 2/12/2021 (7)	1,000,000	1,000,720
2.650%, 2/12/2021	1,000,000	1,008,897
3.450%, 7/14/2023 (1)	1,555,000	1,632,673
Ford Motor Credit Co. LLC, 3.375% (LIBOR 3 Month + 127 basis points), 3/28/2022 (7)	1,000,000	990,376
General Motors Financial Co., Inc.:
2.450%, 11/6/2020	1,000,000	1,001,604
3.450%, 1/14/2022	750,000	764,844
3.536% (LIBOR 3 Month + 155 basis points), 1/14/2022 (7)	750,000	757,741
PACCAR Financial Corp., 2.650%, 5/10/2022	600,000	610,697
Toyota Motor Corp., 3.183%, 7/20/2021 (1)	740,000	755,942
Toyota Motor Credit Corp.:
2.674% (LIBOR 3 Month + 69 basis points), 1/11/2022 (7)	1,000,000	1,008,941
3.350%, 1/8/2024 (1)	850,000	892,949

		10,425,384
Banks — 21.4%
Australia & New Zealand Banking Group, Ltd., 3.300%, 5/17/2021	500,000	509,736
BancorpSouth Bank, 4.125% (LIBOR 3 Month + 247 basis points), 11/20/2029 (7)	1,750,000	1,766,042
Bank of America Corp.:
2.328% (LIBOR 3 Month + 63 basis points), 10/1/2021 (7)	750,000	751,749

2.936% (LIBOR 3 Month + 100 basis points), 4/24/2023 (7)	2,000,000	2,023,750
3.499% (LIBOR 3 Month + 63 basis points), 5/17/2022 (1) (7)	1,000,000	1,021,137
Bank of New York Mellon Corp., 3.450%, 8/11/2023 (1)	1,500,000	1,572,430
BB&T Corp., 2.200%, 3/16/2023 (1)	1,000,000	1,003,552
Canadian Imperial Bank of Commerce:
2.700%, 2/2/2021	750,000	756,881
3.500%, 9/13/2023 (1)	650,000	684,468
Capital One Financial Corp., 3.050%, 3/9/2022 (1)	500,000	510,119
Capital One NA, 3.085% (LIBOR 3 Month + 115 basis points), 1/30/2023 (7)	1,000,000	1,011,202
Citigroup, Inc.:
2.350%, 8/2/2021	520,000	522,455
2.700%, 10/27/2022 (1)	1,000,000	1,016,095
2.900% (LIBOR 3 Month + 96 basis points), 4/25/2022 (7)	1,500,000	1,522,061
Customers Bancorp, Inc., 3.950%, 6/30/2022	2,000,000	2,014,305
Fifth Third Bancorp, 3.650%, 1/25/2024 (1)	1,200,000	1,264,260
Goldman Sachs Group, Inc.:
2.350%, 11/15/2021 (1)	1,000,000	1,004,474
3.625%, 1/22/2023 (1)	1,000,000	1,043,474
Home BancShares, Inc., 5.625% (LIBOR 3 Month + 358 basis points), 4/15/2027 (7)	1,000,000	1,030,761
Huntington Bancshares, Inc.:
2.300%, 1/14/2022	1,144,000	1,149,505
3.150%, 3/14/2021	1,000,000	1,013,090
Independent Bank Group, Inc., 5.875%, 8/1/2024	1,680,000	1,760,034
JPMorgan Chase & Co., 3.200%, 1/25/2023 (1)	1,000,000	1,034,568
KeyBank NA:
3.300%, 2/1/2022 (1)	1,000,000	1,027,507
3.375%, 3/7/2023	1,000,000	1,040,050
MB Financial Bank NA, 4.000% (LIBOR 3 Month + 187 basis points), 12/1/2027 (7)	2,000,000	2,041,980
Mitsubishi UFJ Financial Group, Inc.:
3.535%, 7/26/2021	850,000	869,979
3.761%, 7/26/2023 (1)	1,000,000	1,051,718
Morgan Stanley:
2.625%, 11/17/2021 (1)	1,250,000	1,263,943
3.146% (LIBOR 3 Month + 118 basis points), 1/20/2022 (7)	645,000	651,824
National Australia Bank, Ltd.:
2.500%, 1/12/2021	1,000,000	1,005,820
2.625%, 7/23/2020	1,000,000	1,004,486
Peapack Gladstone Financial Corp., 6.000% (LIBOR 3 Month + 485 basis points), 6/30/2026 (7)	500,000	513,464
PNC Bank NA:
2.203% (LIBOR 3 Month + 25 basis points), 1/22/2021 (7)	750,000	751,939
3.500%, 6/8/2023	1,000,000	1,046,045
PNC Financial Services Group, Inc., 4.375%, 8/11/2020 (1)	950,000	965,807
Regions Bank, 2.479% (LIBOR 3 Month + 38 basis points), 4/1/2021 (1) (7)	1,000,000	1,000,928
Renasant Corp., 5.000% (LIBOR 3 Month + 384 basis points), 9/1/2026 (7)	825,000	836,096
Royal Bank of Canada, 2.750%, 2/1/2022 (1)	400,000	407,301
State Street Corp., 1.950%, 5/19/2021	1,000,000	1,001,567
SunTrust Bank:
2.250%, 1/31/2020 (1)	1,000,000	1,000,238
3.502% (LIBOR 3 Month + 59 basis points), 8/2/2022 (1) (7)	750,000	765,972
3.689% (LIBOR 3 Month + 74 basis points), 8/2/2024 (1) (7)	700,000	733,967
Toronto-Dominion Bank:
2.043% (LIBOR 3 Month + 15 basis points), 8/7/2020 (7)	2,000,000	2,000,592
2.125%, 4/7/2021 (1)	1,000,000	1,003,842
3.250%, 3/11/2024 (1)	1,000,000	1,043,955
United Community Banks, Inc., 4.500% (LIBOR 3 Month + 212 basis points), 1/30/2028 (7)	1,000,000	1,014,858
Wells Fargo & Co.:
2.625%, 7/22/2022 (1)	1,000,000	1,012,390
3.046% (LIBOR 3 Month + 111 basis points), 1/24/2023 (7)	1,000,000	1,013,100
Westpac Banking Corp.:
2.280% (LIBOR 3 Month + 34 basis points), 1/25/2021 (7)	750,000	751,757
2.500%, 6/28/2022	500,000	505,582

2.800%, 1/11/2022 (1)	1,000,000	1,016,722

		54,329,577
Chemicals — 0.2%
DuPont de Nemours, Inc., 3.766%, 11/15/2020	425,000	432,098

Computers — 2.1%
Apple, Inc.:
1.700%, 9/11/2022	725,000	723,081
2.400%, 5/3/2023 (1)	1,500,000	1,523,848
3.450%, 5/6/2024	1,500,000	1,593,813
Dell International LLC, 4.420%, 6/15/2021 (1) (5)	1,000,000	1,029,935
IBM Credit LLC, 3.450%, 11/30/2020	550,000	558,925

		5,429,602
Cosmetics/Personal Care — 0.8%
Colgate-Palmolive Co., 2.250%, 11/15/2022 (1)	1,300,000	1,318,143
Procter & Gamble Co., 2.150%, 8/11/2022 (1)	775,000	784,012

		2,102,155
Diversified Financial Services — 1.9%
American Express Co.:
3.400%, 2/22/2024 (1)	1,000,000	1,044,002
3.700%, 8/3/2023	1,000,000	1,051,936
American Express Credit Corp.:
2.700%, 3/3/2022 (1)	1,500,000	1,524,307
2.600%, 9/14/2020	750,000	753,383
Capital One Financial Corp., 3.200%, 1/30/2023 (1)	500,000	514,408

		4,888,036
Electric — 0.3%
American Electric Power Co., Inc., 2.150%, 11/13/2020 (1)	750,000	751,251

Healthcare-Services — 0.9%
Anthem, Inc., 2.500%, 11/21/2020	600,000	603,051
UnitedHealth Group, Inc., 2.875%, 3/15/2023 (1)	1,500,000	1,535,442

		2,138,493
Insurance — 0.5%
Allstate Corp., 2.534% (LIBOR 3 Month + 43 basis points), 3/29/2021 (7)	500,000	501,190
Aon Corp., 2.200%, 11/15/2022	650,000	650,941

		1,152,131
Machinery-Construction & Mining — 1.2%
Caterpillar Financial Services Corp.:
3.150%, 9/7/2021	775,000	791,712
3.450%, 5/15/2023 (1)	2,110,000	2,213,219

		3,004,931
Machinery-Diversified — 0.9%
John Deere Capital Corp.:
2.800%, 3/6/2023 (1)	750,000	771,853
3.200%, 1/10/2022 (1)	1,500,000	1,540,074

		2,311,927
Media — 1.2%
Comcast Corp.:
2.750%, 3/1/2023 (1)	1,500,000	1,534,161
3.700%, 4/15/2024	1,000,000	1,064,148
TWDC Enterprises 18 Corp., 1.950%, 3/4/2020 (1)	500,000	500,050

		3,098,359
Oil & Gas — 2.9%
BP Capital Markets PLC, 2.500%, 11/6/2022 (1)	1,250,000	1,270,161
Equinor ASA, 2.450%, 1/17/2023 (1)	1,000,000	1,014,579
Exxon Mobil Corp., 2.397%, 3/6/2022 (1)	850,000	860,801
Occidental Petroleum Corp., 2.700%, 8/15/2022 (1)	2,000,000	2,017,355
Phillips 66, 2.517% (LIBOR 3 Month + 60 basis points), 2/26/2021 (7)	1,200,000	1,200,012
Shell International Finance BV, 3.500%, 11/13/2023	1,000,000	1,056,918

		7,419,826

Pharmaceuticals — 1.2%
AbbVie, Inc., 3.750%, 11/14/2023 (1)	500,000	526,040
CVS Health Corp.:
3.350%, 3/9/2021 (1)	1,500,000	1,524,423
3.700%, 3/9/2023 (1)	1,000,000	1,041,951

		3,092,414
Pipelines — 1.2%
Energy Transfer Operating LP, 3.600%, 2/1/2023 (1)	1,000,000	1,023,028
Kinder Morgan Energy Partners LP, 3.500%, 9/1/2023	1,903,000	1,971,118

		2,994,146
Retail — 1.6%
Walmart, Inc.:
3.300%, 4/22/2024	1,500,000	1,578,203
3.400%, 6/26/2023 (1)	2,275,000	2,389,702

		3,967,905
Savings & Loans — 1.4%
Flagstar Bancorp, Inc., 6.125%, 7/15/2021	1,375,000	1,429,200

New York Community Bancorp, Inc., 5.900% (LIBOR 3 Month + 278 basis points), 11/6/2028 (1) (7)	2,000,000	2,132,109

		3,561,309
Semiconductors — 0.4%
Intel Corp., 2.450%, 7/29/2020	1,000,000	1,003,993

Software — 1.2%
Microsoft Corp., 2.875%, 2/6/2024 (1)	1,500,000	1,558,253
Oracle Corp.:
1.900%, 9/15/2021	525,000	525,294
2.500%, 5/15/2022	1,000,000	1,013,924

		3,097,471
Telecommunications — 2.0%
AT&T, Inc.:
3.000%, 2/15/2022 (1)	1,000,000	1,020,487
3.900%, 3/11/2024 (1)	1,000,000	1,059,573
Verizon Communications, Inc.:
3.119% (LIBOR 3 Month + 100 basis points), 3/16/2022 (7)	750,000	761,923
3.125%, 3/16/2022	400,000	410,804
4.150%, 3/15/2024	1,250,000	1,349,388
5.150%, 9/15/2023	500,000	556,609

		5,158,784
Transportation — 0.4%
Union Pacific Corp., 2.950%, 3/1/2022 (1)	1,000,000	1,022,292

Total Corporate Bonds & Notes (identified cost $120,504,745)		122,914,889

U.S. Government & U.S. Government Agency Obligations — 9.3%

Federal Home Loan Mortgage Corporation — 0.4%
2.375%, 2/16/2021	$1,000,000	1,009,040

Federal National Mortgage Association — 0.4%
2.500%, 4/13/2021	1,000,000	1,011,928

U.S. Treasury Bonds & Notes — 8.5%
1.625%, 3/15/2020	2,000,000	1,999,648
1.875%, 2/28/2022	500,000	502,812
2.000%, 5/31/2021	1,500,000	1,507,266
2.000%, 11/30/2022	1,000,000	1,011,562
2.125%, 12/31/2022	2,000,000	2,031,680
2.125%, 2/29/2024	1,000,000	1,020,332
2.250%, 3/31/2021	1,200,000	1,209,047
2.250%, 1/31/2024	1,000,000	1,025,156
2.375%, 4/15/2021	2,000,000	2,018,555
2.625%, 7/15/2021	1,000,000	1,015,254
2.750%, 8/15/2021	2,000,000	2,036,406

2.750%, 7/31/2023	2,000,000	2,080,234
2.750%, 8/31/2023	1,750,000	1,821,812
2.750%, 11/15/2023	1,500,000	1,564,600
2.875%, 9/30/2023	750,000	784,878

		21,629,242

Total U.S. Government & U.S. Government Agency Obligations (identified cost $23,241,081)		23,650,210

U.S. Government Agency-Mortgage Securities — 1.4%

Federal Home Loan Mortgage Corporation — 0.8%
3.000%, 12/9/2022	2,000,000	2,080,478

Federal National Mortgage Association — 0.6%
2.660%, 11/1/2020	603,939	603,039
3.500%, 4/1/2026	69,665	72,203
4.000%, 11/1/2031	319,390	339,541
5.500%, 11/1/2033	89,854	100,829
5.500%, 2/1/2034	66,489	74,948
5.500%, 8/1/2037	146,783	165,475
10.000%, 7/1/2020	1,128	1,132

		1,357,167
Government National Mortgage Association — 0.0%
7.500%, 8/15/2037	12,580	12,891

Total U.S. Government Agency-Mortgage Securities (identified cost $3,368,659)		3,450,536

Short-Term Investments — 19.4%

Certificates of Deposit — 1.9%
Bank of Nova Scotia:
2.020% (U.S. Federal Funds Effective Rate (continuous series) + 47 basis points), 12/12/2019 (7)	350,000	349,996
2.379% (LIBOR 3 Month + 22 basis points), 12/23/2019 (7)	750,000	749,972
Mizuho Bank, Ltd., 2.486% (LIBOR 3 Month + 38 basis points), 6/25/2020 (7)	1,000,000	999,774
MUFG Bank, Ltd., 2.362% (LIBOR 3 Month + 46 basis points), 2/4/2021 (7)	1,500,000	1,500,000

Sumitomo Mitsui Banking Corp., 2.356% (LIBOR 3 Month + 42 basis points), 7/24/2020 (7)	1,250,000	1,250,000

		4,849,742

Collateral Pool Investments for Securities on Loan — 12.9%
Collateral pool allocation (3)		32,644,499

Commercial Paper — 1.1%
Marriott International Inc., 2.300%, 12/13/2019 (6)	1,000,000	999,233
Walgreens Boots Alliance, Inc.:
2.250%, 3/9/2020 (6)	1,000,000	993,813
2.299%, 1/7/2020 (6)	800,000	798,150

		2,791,196

Mutual Funds — 3.5%
BMO Institutional Prime Money Market Fund — Premier Class, 1.880% (4)	8,995,636	8,995,636

Total Short-Term Investments (identified cost $49,281,164)		49,281,073

Total Investments — 112.7% (identified cost $283,050,516)		286,110,143

Other Assets and Liabilities — (12.7)%		(32,155,629)

Total Net Assets — 100.0%		$253,954,514

Intermediate Tax-Free Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2019

(Unaudited)

Description	Shares or Principal Amount	Value
Municipals — 99.6%

Alabama — 2.7%
Alabama Board of Education:
3.000%, 6/1/2021	$ 305,000	$ 313,061
4.000%, 7/1/2021	1,895,000	1,977,357
5.000%, 10/1/2020, Call 12/30/2019	230,000	230,651
Black Belt Energy Gas District:
2.094%, (LIBOR 1 Month), 12/1/2023, Call 9/1/2023 (7)	4,000,000	3,977,480
4.000%, 12/1/2025, Call 9/1/2025 (7)	6,500,000	7,273,110
Butler County Board of Education, AGM, 4.000%, 7/1/2020	585,000	594,331
City of Birmingham, 4.000%, 3/1/2022 (10)	1,725,000	1,775,405
Columbia Industrial Development Board, 1.190%, 12/1/2037, Call 12/02/2019 (7)	1,100,000	1,100,000
Health Care Authority for Baptist Health, 1.480%, 11/1/2042, Call 12/2/2019 (7)	8,175,000	8,175,000
Industrial Development Board of the City of Mobile Alabama, 1.210%, 6/1/2034, Call 12/02/2019 (7)	800,000	800,000
Mobile County Board of School Commissioners, 5.000%, 3/1/2027, Call 3/1/2026	4,015,000	4,741,193
Southeast Alabama Gas Supply District, 2.044%, (LIBOR 1 Month), 6/1/2024, Call 3/1/2024 (7)	7,000,000	7,002,870
Special Care Facilities Financing Authority of the City of Pell City Alabama, 5.000%, 12/1/2025, Call 12/1/2021	4,000,000	4,266,840
UAB Medicine Finance Authority:
4.000%, 9/1/2038, Call 9/1/2029	1,000,000	1,129,790
4.000%, 9/1/2044, Call 9/1/2029	2,470,000	2,736,834
5.000%, 9/1/2036, Call 3/1/2027	2,340,000	2,799,857
5.000%, 9/1/2037, Call 3/1/2027	2,030,000	2,418,562
5.000%, 9/1/2041, Call 3/1/2027	1,020,000	1,202,141

		52,514,482
Alaska — 0.4%
Alaska Housing Finance Corp.:
5.000%, 12/1/2027, Call 6/1/2022	1,065,000	1,166,090
5.000%, 12/1/2027, Call 6/1/2022	310,000	336,821
5.000%, 12/1/2028, Call 12/1/2024	2,500,000	2,897,475
5.000%, 6/1/2029, Call 12/1/2024	1,000,000	1,157,180
Borough of Matanuska-Susitna:
5.000%, 11/1/2022	500,000	554,160
5.000%, 4/1/2031, Call 4/1/2021	150,000	157,749
Borough of North Slope, 5.000%, 6/30/2024, Call 6/1/2021	1,020,000	1,079,272

City of Anchorage Electric Revenue, NATL-RE, 5.000%, 12/1/2024, Call 12/30/2019	305,000	305,860

		7,654,607
Arizona — 2.4%
Arizona Department of Transportation State Highway Fund Revenue, 5.250%, 7/1/2029, Call 7/1/2021	3,000,000	3,193,200
Arizona Health Facilities Authority, 5.000%, 2/1/2022	1,000,000	1,073,230
Arizona Industrial Development Authority:
3.550%, 7/15/2029, Call 7/15/2027 (5)	1,350,000	1,397,398
3.750%, 12/15/2029, Call 12/15/2027 (5)	570,000	600,313
5.000%, 3/1/2037, Call 9/1/2027 (5)	1,250,000	1,368,175
5.000%, 7/15/2039, Call 7/15/2027 (5)	1,325,000	1,457,752
5.000%, 12/15/2039, Call 12/15/2027 (5)	400,000	444,656
5.000%, 3/1/2042, Call 9/1/2027 (5)	1,000,000	1,083,960
5.000%, 7/15/2049, Call 7/15/2027 (5)	1,675,000	1,821,797
5.000%, 12/15/2049, Call 12/15/2027 (5)	700,000	768,341
5.750%, 7/15/2038, Call 7/15/2026 (5)	1,750,000	1,986,232

Arizona Transportation Board:
5.000%, 7/1/2022, Call 7/1/2020	1,260,000	1,288,287
5.000%, 7/1/2023, Call 7/1/2020	1,405,000	1,436,542
Chandler Industrial Development Authority, 5.000%, 6/3/2024 (7)	5,000,000	5,728,600
City of Goodyear Water & Sewer Revenue, 5.125%, 7/1/2025, Call 7/1/2020	345,000	352,507
City of Phoenix Civic Improvement Corp., 5.000%, 7/1/2026, Call 7/1/2020	1,050,000	1,073,572
City of Phoenix Civic Improvement Corp., BHAC FGIC, 5.500%, 7/1/2027 (10)	500,000	637,230
City of Phoenix Civic Improvement Corp., NATL-RE:
5.500%, 7/1/2021 (10)	555,000	592,274
5.500%, 7/1/2036 (10)	530,000	770,085
City of Tucson, AGM, 5.000%, 7/1/2020	500,000	510,875
County of Pima Sewer System Revenue, 5.000%, 7/1/2027, Call 7/1/2022	1,450,000	1,586,836
Glendale Industrial Development Authority, 5.000%, 5/15/2023, Call 5/15/2020	500,000	508,225
Greater Arizona Development Authority, BHAC NATL-RE, 5.000%, 8/1/2027, Call 12/30/2019	155,000	155,436
Industrial Development Authority of the City of Phoenix:
3.000%, 7/1/2020 (5)	145,000	145,312
5.000%, 7/1/2031, Call 7/1/2026 (5)	3,000,000	3,316,080
La Paz County Industrial Development Authority:
5.000%, 2/15/2046, Call 2/15/2026 (5)	1,000,000	1,101,180
5.000%, 2/15/2048, Call 2/15/2028	1,185,000	1,336,514
Maricopa County Industrial Development Authority:
5.000%, 7/1/2035, Call 7/1/2026	2,325,000	2,515,441
5.000%, 7/1/2036, Call 7/1/2026 (5)	1,225,000	1,340,383
5.000%, 7/1/2036, Call 7/1/2026	750,000	848,047
5.000%, 7/1/2039, Call 7/1/2029 (5) (9)	1,000,000	1,119,360
Maricopa County Unified School District No. 60 Higley, AGM:
5.000%, 7/1/2023	1,000,000	1,129,560
5.000%, 7/1/2024	575,000	668,409
Salt Verde Financial Corp., 5.250%, 12/1/2022	110,000	121,274
State of Arizona, AGM, 5.000%, 10/1/2023, Call 4/1/2020	1,000,000	1,012,470
Town of Marana, 5.000%, 7/1/2023	450,000	508,473
University Medical Center Corp., 5.000%, 7/1/2021	425,000	450,024
University of Arizona, 5.000%, 8/1/2026, Call 8/1/2021	455,000	481,677

		45,929,727
Arkansas — 0.7%
Arkansas Development Finance Authority:
5.000%, 2/1/2020	255,000	256,466
5.000%, 2/1/2021	315,000	327,490
5.000%, 2/1/2022	150,000	161,184
Arkansas Development Finance Authority, GNMA/FNMA/FHLMC:
4.000%, 1/1/2025, Call 7/1/2021	180,000	186,322
4.000%, 7/1/2025, Call 7/1/2021	390,000	403,638
Arkansas State University:
4.000%, 3/1/2021	390,000	402,262
4.000%, 3/1/2022	1,140,000	1,204,684
4.000%, 3/1/2023	985,000	1,063,268
City of Maumelle, 2.600%, 3/1/2030, Call 3/1/2022	475,000	480,671
City of Springdale Sales & Use Tax Revenue:
3.000%, 11/1/2021	1,000,000	1,034,090
5.000%, 11/1/2028, Call 11/1/2022	1,000,000	1,100,160
City of Stuttgart, AGM, 3.800%, 6/1/2042, Call 6/1/2020	430,000	431,952
Conway Health Facilities Board, 4.250%, 8/1/2021	410,000	422,562
County of Greene, AGM, 4.000%, 3/1/2020, Call 12/30/2019	1,430,000	1,433,246
Henderson State University, BAM:
5.000%, 11/1/2022	905,000	996,188
5.000%, 11/1/2023, Call 11/1/2022	860,000	945,880
University of Arkansas:
5.000%, 12/1/2021	300,000	323,079
5.000%, 12/1/2022	520,000	579,197
5.000%, 12/1/2023, Call 12/1/2022	500,000	555,980
5.000%, 11/1/2030, Call 11/1/2024	1,000,000	1,153,080

		13,461,399
California — 6.7%
Abag Finance Authority for Nonprofit Corps., 5.000%, 7/1/2020	515,000	526,927

Abag Finance Authority for Nonprofit Corps., CMI, 5.000%, 4/1/2020	1,000,000	1,013,410
ABC Unified School District, NATL-RE, 5.000%, 2/1/2021	1,250,000	1,308,750
Alvord Unified School District, AGM, 7.350%, 8/1/2046, Call 8/1/2036	1,150,000	1,329,124
Bay Area Toll Authority, 2.350%, (SIFMA Municipal Swap Index Yield), 4/1/2027, Call 10/1/2026 (7)	5,000,000	5,218,150
Bellevue Union School District, AGM:
0.000%, 8/1/2030	585,000	453,311
0.000%, 8/1/2031	615,000	459,528
Bonita Unified School District, 5.500%, 8/1/2035, Call 8/1/2021	940,000	1,010,961
Burbank Unified School District, 5.000%, 8/1/2031, Call 2/1/2025 (10)	1,325,000	1,300,381

California County Tobacco Securitization Agency, 4.000%, 6/1/2029, Call 12/30/2019	3,115,000	3,169,232
California Health Facilities Financing Authority:
5.000%, 7/1/2037, Call 7/1/2023	2,000,000	2,237,520
5.000%, 8/15/2042, Call 8/15/2027	1,000,000	1,180,690
California Infrastructure & Economic Development Bank, 1.587%, (LIBOR 1 Month), 8/1/2021, Call 2/1/2021 (7)	2,500,000	2,497,950
California Municipal Finance Authority, 5.000%, 2/1/2042, Call 2/1/2027	1,500,000	1,745,415
California Pollution Control Financing Authority, 1.450%, 2/3/2020 (5) (7)	2,000,000	1,999,520
California State Public Works Board, 5.000%, 4/1/2037, Call 4/1/2022	1,000,000	1,081,350
California Statewide Communities Development Authority:
5.000%, 12/1/2031, Call 6/1/2026 (5)	1,000,000	1,144,690
5.000%, 12/1/2046, Call 6/1/2026 (5)	1,000,000	1,114,400
Carson Redevelopment Agency Successor Agency, AGM, 5.000%, 10/1/2021	850,000	909,168
City of Fairfield, XLCA, 0.000%, 4/1/2022	1,205,000	1,167,223
City of Madera Water Revenue:
5.750%, 1/1/2026, Call 1/1/2020	1,550,000	1,555,890
6.500%, 1/1/2040, Call 1/1/2020	1,280,000	1,285,594
County of Los Angeles, AMBAC TCRs, 0.000%, 9/1/2020	600,000	594,282
County of San Joaquin, 5.000%, 4/1/2022	350,000	380,408
Duarte Unified School District, 5.125%, 8/1/2026 (10)	585,000	725,470
El Centro Financing Authority, AGM:
4.000%, 10/1/2021	460,000	484,325
5.000%, 10/1/2022	580,000	642,785
5.000%, 10/1/2023	800,000	914,960
Encinitas Union School District, 6.750%, 8/1/2035, Call 8/1/2032	500,000	652,755
Escondido Union High School District, 5.450%, 8/1/2032, Call 8/1/2025 (10)	1,250,000	1,426,750
Escondido Union High School District, AGC, 0.000%, 8/1/2031	480,000	369,566
Fresno Joint Powers Financing Authority, AGM, 5.000%, 4/1/2033, Call 4/1/2027	1,000,000	1,202,030
Fresno Unified School District, 0.000%, 8/1/2034, Call 8/1/2021	1,045,000	420,414
Fresno Unified School District, NATL-RE, 6.000%, 8/1/2026	2,890,000	3,412,483
Golden State Tobacco Securitization Corp.:
5.000%, 6/1/2028, Call 6/1/2027	1,000,000	1,197,330
5.000%, 6/1/2029, Call 6/1/2027	1,000,000	1,190,220
Hacienda La Puente Unified School District, AGM:
5.000%, 6/1/2022	400,000	438,844
5.000%, 6/1/2023	400,000	453,332
5.000%, 6/1/2024	775,000	905,022
5.000%, 6/1/2025	425,000	508,644
Imperial Community College District, AGC, 0.000%, 8/1/2028	330,000	275,233
Imperial County Local Transportation Authority, 5.000%, 6/1/2032, Call 6/1/2022	2,000,000	2,175,960
Jefferson School District/San Joaquin County, 0.000%, 8/1/2029, Call 8/1/2024	170,000	122,619
Jurupa Community Services District, 5.000%, 9/1/2029, Call 9/1/2020	375,000	385,466
Lakeside Union School District/Kern County, AGC, 0.000%, 9/1/2027	295,000	253,544
Long Beach Bond Finance Authority:
5.000%, 11/1/2025, Call 11/1/2021	1,000,000	1,074,390
5.000%, 11/1/2030, Call 11/1/2021	1,750,000	1,875,002
Lynwood Unified School District, AGM:
5.000%, 8/1/2024, Call 8/1/2023	620,000	702,324
5.000%, 8/1/2025, Call 8/1/2023	760,000	857,417
McKinleyville Union School District, AGM, 7.050%, 8/1/2041, Call 8/1/2026 (10)	165,000	203,465
McKinleyville Union School District, BAM:
0.000%, 8/1/2036, Call 8/1/2021	1,200,000	548,316
0.000%, 8/1/2037, Call 8/1/2021	1,980,000	851,776

Mendocino-Lake Community College District, AGM, 5.600%, 8/1/2031, Call 8/1/2026 (10)	300,000	374,565
Midpeninsula Regional Open Space District, 5.000%, 9/1/2029, Call 9/1/2022	2,000,000	2,223,500
Modesto Irrigation District, 5.000%, 7/1/2021	500,000	531,880
Mount Diablo Unified School District, AGM, 5.750%, 8/1/2035, Call 8/1/2025	2,125,000	2,238,539
Murrieta Valley Unified School District, NATL-RE, 0.000%, 9/1/2020	500,000	495,090
Norman Y Mineta San Jose International Airport SJC:
5.000%, 3/1/2041, Call 3/1/2027 (11)	1,000,000	1,179,770
5.000%, 3/1/2042, Call 3/1/2027	1,665,000	1,988,759
Northern California Gas Authority No. 1, 2.126%, (LIBOR 3 Month), 7/1/2027 (7)	1,915,000	1,892,097
Northern California Power Agency:
5.000%, 7/1/2031, Call 7/1/2022	500,000	547,720
5.000%, 7/1/2032, Call 7/1/2022	700,000	765,870
Orchard School District, NATL-RE, 0.000%, 8/1/2023	590,000	559,686
Pasadena Public Financing Authority, 0.000%, 3/1/2029	2,000,000	1,656,880
Roseville Joint Union High School District, 0.000%, 8/1/2022	305,000	294,831
Sacramento Redevelopment Agency Successor Agency, BAM:
5.000%, 12/1/2027, Call 12/1/2025	235,000	281,405
5.000%, 12/1/2028, Call 12/1/2025	425,000	507,314
5.000%, 12/1/2030, Call 12/1/2025	1,000,000	1,187,920
5.000%, 12/1/2031, Call 12/1/2025	2,000,000	2,372,500
San Francisco City & County Airport Comm-San Francisco International Airport:
4.000%, 5/1/2050, Call 5/1/2029	2,700,000	2,981,988
5.000%, 5/1/2024, Call 5/1/2021	745,000	787,242
5.000%, 5/1/2024, Call 5/1/2021	295,000	311,561
5.000%, 5/1/2038, Call 5/1/2029	4,220,000	5,191,022
5.000%, 5/1/2039, Call 5/1/2029	4,900,000	6,012,447
5.000%, 5/1/2040, Call 5/1/2029	3,335,000	4,081,973
5.000%, 5/1/2044, Call 5/1/2029	5,500,000	6,675,515
San Jose Financing Authority, 5.000%, 6/1/2039, Call 6/1/2023	1,435,000	1,613,184
San Jose Unified School District, NATL-RE, 0.000%, 8/1/2027	1,495,000	1,312,206
San Miguel Joint Union School District, AGM:
0.000%, 6/15/2020	415,000	412,012
0.000%, 6/15/2021	490,000	479,524
0.000%, 6/15/2022	505,000	486,285
Santa Ana Unified School District, 0.000%, 8/1/2021	500,000	488,340
Santa Barbara County College School District:
0.000%, 8/1/2027	365,000	319,397
0.000%, 8/1/2031	470,000	363,959
State of California:
5.000%, 4/1/2036, Call 4/1/2029	4,500,000	5,713,515
5.250%, 9/1/2025, Call 9/1/2021	2,045,000	2,193,569
6.000%, 3/1/2033, Call 3/1/2020	1,550,000	1,568,445
Twin Rivers Unified School District, AGM, 3.200%, 6/1/2020, Call 1/1/2020 (7)	1,365,000	1,367,170
Vallejo City Unified School District, NATL-RE, 5.900%, 8/1/2025	1,225,000	1,419,383
Walnut Creek Elementary School District Contra Costa County, 0.000%, 9/1/2023	1,560,000	1,479,566
Watereuse Finance Authority, BAM TCRs, 5.500%, 5/1/2036, Call 5/1/2024	2,635,000	3,097,232

West Contra Costa Unified School District, AGM NATL-RE FGIC, 0.000%, 8/1/2025	310,000	283,008
West Kern Water District, 5.000%, 6/1/2028, Call 6/1/2021	2,000,000	2,110,280
Westminster School District, BAM, 0.000%, 8/1/2048, Call 8/1/2023	7,045,000	1,203,850
Windsor Unified School District, AGM:
0.000%, 8/1/2020	105,000	104,139
0.000%, 8/1/2023	240,000	227,009
0.000%, 8/1/2024, Call 8/1/2023	330,000	298,043
0.000%, 8/1/2025, Call 8/1/2023	270,000	231,849
0.000%, 8/1/2026, Call 8/1/2023	330,000	268,373
0.000%, 8/1/2028, Call 8/1/2023	420,000	305,773

		131,440,501
Colorado — 3.2%
Adams & Arapahoe Joint School District 28J Aurora, SAW, 5.000%, 12/1/2031, Call 12/1/2026	5,000,000	6,121,800
Adams County School District No. 14, SAW:
5.000%, 12/1/2024	500,000	588,660
5.000%, 12/1/2026, Call 12/1/2024	355,000	419,890

5.000%, 12/1/2027, Call 12/1/2024	500,000	590,215
Arkansas River Power Authority, 5.000%, 10/1/2043, Call 10/1/2028	2,250,000	2,598,098
City & County of Denver, 5.000%, 8/1/2041, Call 8/1/2026	8,000,000	9,486,400
City & County of Denver Airport System Revenue:
5.000%, 11/15/2021	500,000	537,515
5.000%, 11/15/2029, Call 11/15/2027	4,945,000	6,036,114
5.000%, 11/15/2030, Call 11/15/2027	5,010,000	6,073,773
5.000%, 12/1/2048, Call 12/1/2028	3,000,000	3,543,720
Colorado Educational & Cultural Facilities Authority:
4.000%, 12/15/2025	535,000	567,004
5.000%, 9/1/2020 (10)	1,060,000	1,088,705
5.000%, 9/1/2021 (10)	865,000	919,391
Colorado Health Facilities Authority:
3.125%, 5/15/2027, Call 5/15/2020	250,000	250,690
4.000%, 11/15/2043, Call 11/15/2029	1,000,000	1,118,730
4.000%, 8/1/2044, Call 8/1/2029	2,000,000	2,154,760
4.000%, 8/1/2049, Call 8/1/2029	2,000,000	2,136,340
4.500%, 2/1/2020	455,000	456,811
5.000%, 2/1/2021	475,000	490,756
5.000%, 9/1/2022	750,000	821,805
5.000%, 12/1/2023	215,000	243,025
5.000%, 2/1/2024	420,000	464,730
5.000%, 6/1/2047, Call 6/1/2027	1,000,000	1,257,710
5.250%, 1/1/2025, Call 1/1/2020	460,000	461,458
5.250%, 5/15/2037, Call 5/15/2027	1,000,000	1,147,040
Commerce City Northern Infrastructure General Improvement District, AGM:
5.000%, 12/1/2020	785,000	815,199
5.000%, 12/1/2021	725,000	780,477
5.000%, 12/1/2022	1,185,000	1,314,710
County of Boulder, 5.000%, 12/1/2025, Call 12/1/2020	475,000	492,357

Denver City & County School District No. 1, SAW, 5.000%, 12/1/2032, Call 12/1/2022	1,500,000	1,672,800
Denver Convention Center Hotel Authority:
5.000%, 12/1/2033, Call 12/1/2026	1,000,000	1,154,790
5.000%, 12/1/2034, Call 12/1/2026	1,000,000	1,152,550
Denver Health & Hospital Authority, 5.500%, 12/1/2019	615,000	615,000
Park Creek Metropolitan District, 5.000%, 12/1/2030, Call 12/1/2025	1,895,000	2,236,896
Rangely Hospital District, 6.000%, 11/1/2026, Call 11/1/2021	2,000,000	2,141,380
Weld County School District No. RE-7 Platte Valley, SAW, 4.000%, 12/1/2023, Call 12/1/2020	1,140,000	1,172,148

		63,123,447
Connecticut — 1.7%
City of New Haven, AGM:
5.000%, 8/1/2023	295,000	335,598
5.000%, 8/1/2023	1,765,000	1,977,806
5.000%, 2/1/2024	650,000	740,558
5.000%, 8/1/2024	1,000,000	1,155,410
5.000%, 8/1/2039, Call 8/1/2029	3,000,000	3,599,970
Connecticut Housing Finance Authority, 3.600%, 11/15/2030, Call 11/15/2024	305,000	322,165
Connecticut State Health & Educational Facilities Authority:
4.000%, 7/1/2041, Call 7/1/2029	3,000,000	3,276,000
4.000%, 7/1/2049, Call 7/1/2029	2,500,000	2,699,475
5.000%, 7/1/2029, Call 7/1/2028	1,000,000	1,245,220
State of Connecticut:
5.000%, 3/15/2027, Call 3/15/2026	2,155,000	2,581,970
5.000%, 4/15/2028	1,250,000	1,563,063
5.000%, 4/15/2030, Call 4/15/2029	1,150,000	1,449,414
5.000%, 4/15/2034, Call 4/15/2027	3,000,000	3,597,600
University of Connecticut:
5.000%, 3/15/2032, Call 3/15/2026	2,000,000	2,360,380
5.000%, 1/15/2033, Call 1/15/2027	4,000,000	4,794,040
5.000%, 11/1/2036, Call 11/1/2028	1,485,000	1,814,299

		33,512,968
Delaware — 0.4%

City of Wilmington, 5.000%, 10/1/2025, Call 10/1/2023	3,715,000	4,236,846
Delaware State Economic Development Authority:
5.000%, 6/1/2036, Call 6/1/2026	500,000	545,650
5.000%, 6/1/2046, Call 6/1/2026	1,000,000	1,075,020
Delaware State Health Facilities Authority, 1.180%, 10/1/2038, Call 12/02/2019 (7)	700,000	700,000
Sustainable Energy Utility, Inc., 5.000%, 9/15/2034, Call 9/15/2021	1,580,000	1,677,881

		8,235,397
District of Columbia — 0.6%
District of Columbia:
4.000%, 7/1/2039, Call 7/1/2029	1,275,000	1,393,983
4.000%, 7/1/2044, Call 7/1/2029	1,240,000	1,341,829
4.000%, 7/1/2049, Call 7/1/2029	1,000,000	1,076,340
5.000%, 10/1/2025, Call 10/1/2021	1,865,000	1,984,434
5.000%, 6/1/2036, Call 6/1/2026	2,500,000	2,857,050
5.000%, 12/1/2036, Call 12/1/2021	500,000	533,665
Washington Convention & Sports Authority, 5.000%, 10/1/2030, Call 10/1/2027	1,500,000	1,854,075

		11,041,376
Florida — 5.6%
Central Florida Expressway Authority, 4.000%, 7/1/2041, Call 7/1/2027	4,000,000	4,413,800
City of Atlantic Beach:
5.000%, 11/15/2043, Call 11/15/2025	1,085,000	1,234,470
5.000%, 11/15/2048, Call 11/15/2025	1,750,000	1,984,955
City of Boynton Beach Utility System Revenue, AGM, 5.000%, 11/1/2027, Call 11/1/2021	1,000,000	1,068,870
City of Gulf Breeze, 5.000%, 12/1/2023, Call 12/1/2020	2,000,000	2,074,300
City of Jacksonville, 1.140%, 8/1/2036, Call 12/2/2019 (7)	1,900,000	1,900,000
City of Lakeland Department of Electric Utilities, AGM, 5.250%, 10/1/2028	1,250,000	1,642,525
City of North Port, BAM, 5.000%, 7/1/2022	200,000	218,714
City of Orlando, AGM, 5.000%, 11/1/2035, Call 11/1/2027	2,270,000	2,746,496
City of Sunrise, NATL-RE:
0.000%, 10/1/2020	975,000	964,441
0.000%, 10/1/2021	175,000	170,564
City of Tallahassee:
5.000%, 12/1/2026, Call 12/1/2025	450,000	528,219
5.000%, 12/1/2027, Call 12/1/2025	400,000	467,692
City of Tampa, 5.250%, 11/15/2026, Call 5/15/2020	2,000,000	2,037,240
City of Tampa, AMBAC, 0.000%, 4/1/2021	460,000	451,260
Columbia County School Board, BAM, 5.000%, 7/1/2026, Call 7/1/2025	495,000	585,550
County of Broward, AGM, 5.000%, 4/1/2033, Call 4/1/2023	740,000	814,385
County of Broward Airport System Revenue:
5.000%, 10/1/2026, Call 10/1/2025 (11)	750,000	889,252
5.000%, 10/1/2031, Call 10/1/2025 (11)	1,000,000	1,163,580
County of Escambia, 1.260%, 4/1/2039, Call 12/2/2019 (7)	8,900,000	8,900,000
County of Lee County Water & Sewer Revenue, 5.000%, 10/1/2029, Call 10/1/2022	2,000,000	2,194,760
County of Miami-Dade, AGC, 0.000%, 10/1/2021	610,000	595,323
County of Miami-Dade Aviation Revenue:
4.000%, 10/1/2044, Call 10/1/2029	1,000,000	1,099,650
5.000%, 10/1/2025, Call 10/1/2024	800,000	940,696
5.000%, 10/1/2044, Call 10/1/2029	3,000,000	3,617,610
5.500%, 10/1/2026, Call 10/1/2020	450,000	466,227
5.500%, 10/1/2026, Call 10/1/2020	1,450,000	1,502,287
County of Miami-Dade Water & Sewer System Revenue:
5.000%, 10/1/2033, Call 10/1/2025	2,000,000	2,352,100
5.250%, 10/1/2029, Call 10/1/2023	100,000	115,309
County of Orange Sales Tax Revenue, 5.000%, 1/1/2027, Call 1/1/2022	5,810,000	6,276,659
County of St. Johns, AGM:
5.000%, 10/1/2020	1,625,000	1,675,960
5.000%, 10/1/2021	1,110,000	1,186,224
Emerald Coast Utilities Authority, BAM, 5.000%, 1/1/2032, Call 1/1/2025	1,445,000	1,670,637
Florida Development Finance Corp., 1.900%, 3/17/2020 (7)	10,770,000	10,774,093
Florida Housing Finance Corp., GNMA/FNMA/FHLMC, 4.450%, 1/1/2030, Call 7/1/2021	260,000	263,312
Halifax Hospital Medical Center:
5.000%, 6/1/2026	1,525,000	1,814,323

5.000%, 6/1/2027, Call 6/1/2026	1,295,000	1,538,408
Highlands County Health Facilities Authority, 1.140%, 11/15/2037, Call 12/2/2019 (7)	3,500,000	3,500,000
JEA Electric System Revenue, 1.170%, 10/1/2038, Call 12/02/2019 (7)	900,000	900,000
Lee County Industrial Development Authority, 5.000%, 11/1/2025, Call 11/1/2020	2,000,000	2,071,060
Lee County School Board, 5.000%, 8/1/2028, Call 8/1/2024	2,500,000	2,888,025
Miami-Dade County Educational Facilities Authority, 5.000%, 4/1/2031, Call 4/1/2025	2,000,000	2,314,600
Miami-Dade County Industrial Development Authority, 1.600%, 11/2/2020 (7)	1,000,000	1,000,090
Monroe County School District, 5.000%, 6/1/2034, Call 6/1/2027	1,000,000	1,209,050
Palm Beach County Health Facilities Authority:
5.000%, 5/15/2036, Call 5/15/2027	1,000,000	1,138,730
5.000%, 5/15/2037, Call 5/15/2027	1,000,000	1,135,610
5.000%, 11/15/2045, Call 11/15/2025	4,000,000	4,606,680
Polk County Housing Finance Authority, GNMA COLL, 5.000%, 9/1/2029, Call 8/1/2020	150,000	153,870
Polk County Industrial Development Authority:
5.000%, 1/1/2029, Call 1/1/2025	400,000	460,064
5.000%, 1/1/2039, Call 1/1/2025	300,000	337,011
5.000%, 1/1/2049, Call 1/1/2025	1,000,000	1,112,760
Sarasota County Health Facilities Authority:
5.000%, 1/1/2030, Call 1/1/2025	750,000	847,860
5.000%, 1/1/2031, Call 1/1/2025	935,000	1,053,184
5.000%, 1/1/2032, Call 1/1/2025	1,100,000	1,234,563
Sarasota County Public Hospital District, 5.000%, 7/1/2041, Call 7/1/2028	5,000,000	5,971,050
St. Lucie County School Board, AGM, 5.000%, 7/1/2022, Call 7/1/2021	2,500,000	2,636,525
Sumter County Industrial Development Authority, 5.000%, 7/1/2020	500,000	510,725
Town of Davie:
5.000%, 4/1/2021	615,000	644,766
5.000%, 4/1/2022	830,000	898,317
Volusia County Educational Facility Authority, AGM, 5.000%, 10/15/2029, Call 10/15/2021	730,000	781,465

		109,745,896

Georgia — 5.0%
Appling County Development Authority, 1.270%, 9/1/2041, Call 12/2/2019 (7)	3,000,000	3,000,000
Bartow County Development Authority, 1.550%, 8/19/2022 (7)	2,000,000	1,992,120
Burke County Development Authority:
1.250%, 11/1/2052, Call 12/02/2019 (7)	2,400,000	2,400,000
1.280%, 7/1/2049, Call 12/02/2019 (7)	2,100,000	2,100,000
2.250%, 5/25/2023 (7)	3,000,000	3,050,430
2.925%, 3/12/2024 (7)	4,250,000	4,441,632
Carroll City-County Hospital Authority, County Guarantee:
5.000%, 7/1/2023, Call 7/1/2020	1,185,000	1,211,331
5.000%, 7/1/2023, Call 7/1/2020	1,605,000	1,639,058
5.000%, 7/1/2024, Call 7/1/2020	695,000	710,443
5.000%, 7/1/2024, Call 7/1/2020	945,000	964,940
City of Atlanta Department of Aviation:
5.000%, 1/1/2031, Call 1/1/2024	1,000,000	1,136,280
5.000%, 1/1/2032, Call 1/1/2024	2,500,000	2,834,350
5.000%, 1/1/2033, Call 1/1/2024	1,000,000	1,132,040
5.000%, 1/1/2034, Call 1/1/2024	1,000,000	1,130,360
City of Atlanta Water & Wastewater Revenue:
5.000%, 11/1/2040, Call 11/1/2027	1,000,000	1,220,030
5.000%, 11/1/2043, Call 11/1/2027	3,000,000	3,642,150
City of Atlanta Water & Wastewater Revenue, NATL-RE, 5.500%, 11/1/2022	1,000,000	1,084,290
Cobb County Kennestone Hospital Authority, 5.000%, 4/1/2031, Call 4/1/2021	3,000,000	3,126,030
Floyd County Hospital Authority, County Guarantee:
5.000%, 7/1/2020	1,335,000	1,363,489
5.000%, 7/1/2021	1,155,000	1,219,645
5.000%, 7/1/2027, Call 7/1/2022	1,250,000	1,353,025
Gainesville & Hall County Development Authority:
5.000%, 3/1/2027	750,000	811,358
5.000%, 3/1/2037, Call 3/1/2027	500,000	549,040
5.000%, 3/1/2047, Call 3/1/2027	3,500,000	3,785,180
Gainesville & Hall County Hospital Authority:

5.000%, 2/15/2036, Call 2/15/2027	1,500,000	1,767,720
5.000%, 2/15/2037, Call 2/15/2027	2,000,000	2,351,280
5.000%, 2/15/2042, Call 2/15/2027	3,000,000	3,482,310
Jefferson City School District, SAW, 5.250%, 2/1/2029, Call 2/1/2021	1,350,000	1,414,274
Main Street Natural Gas, Inc.:
1.670%, (SIFMA Municipal Swap Index Yield), 12/1/2023, Call 9/1/2023 (7)	5,000,000	5,004,250
1.944%, (LIBOR 1 Month), 9/1/2023, Call 6/1/2023 (7)	7,000,000	7,002,450
2.024%, (LIBOR 1 Month), 12/1/2023, Call 9/1/2023 (7)	5,000,000	5,007,400
4.000%, 12/2/2024, Call 9/1/2024 (7)	6,000,000	6,686,520
5.000%, 5/15/2030, Call 5/15/2029	2,750,000	3,390,117
5.000%, 5/15/2031, Call 5/15/2029	4,000,000	4,913,680
Monroe County Development Authority, 2.250%, 7/1/2025, Call 6/13/2024	3,000,000	3,055,920
Private Colleges & Universities Authority, 5.000%, 10/1/2020	575,000	591,531
South Fulton Municipal Regional Water & Sewer Authority, BAM:
5.000%, 1/1/2023	800,000	888,856
5.000%, 1/1/2024	1,000,000	1,144,810
5.000%, 1/1/2025, Call 1/1/2024	700,000	800,646
South Regional Joint Development Authority, 5.250%, 8/1/2023	25,000	28,360
Valdosta & Lowndes County Hospital Authority, County Guarantee, 5.000%, 10/1/2025, Call 10/1/2021	2,940,000	3,143,536
Winder-Barrow Industrial Building Authority, AGM, 5.000%, 12/1/2029, Call 12/1/2021	1,000,000	1,070,190

		97,641,071

Guam — 0.1%
Territory of Guam:
5.000%, 12/1/2032, Call 12/1/2026	1,310,000	1,499,046
5.000%, 12/1/2033, Call 12/1/2026	1,000,000	1,142,410

		2,641,456

Hawaii — 0.1%
City & County of Honolulu:
5.000%, 10/1/2022	500,000	553,830
5.000%, 10/1/2023	500,000	571,850

		1,125,680

Idaho — 0.1%
Canyon County School District No. 131 Nampa, School Bond Gty, 5.000%, 9/15/2023	1,000,000	1,136,540

Illinois — 18.2%
Bureau County Township High School District No. 502, BAM, 6.625%, 10/1/2043, Call 12/1/2023	3,400,000	4,120,256
Chicago Board of Education:
4.000%, 12/1/2027	2,000,000	2,160,040
5.000%, 12/1/2028	2,600,000	3,062,826
5.000%, 12/1/2029	1,955,000	2,325,101
5.000%, 12/1/2030, Call 12/1/2029	2,000,000	2,364,580
5.000%, 4/1/2042, Call 4/1/2028	1,500,000	1,706,205
5.000%, 4/1/2046, Call 4/1/2028	1,250,000	1,414,537
6.000%, 4/1/2046, Call 4/1/2027	1,500,000	1,790,280
Chicago Board of Education, NATL-RE:
0.000%, 12/1/2022	365,000	341,209
5.000%, 12/1/2019	70,000	70,000
5.250%, 12/1/2021	1,000,000	1,058,390
Chicago Housing Authority, HUD SEC 8:
5.000%, 1/1/2023	710,000	784,550
5.000%, 1/1/2037, Call 1/1/2028	2,500,000	2,956,900
Chicago O’Hare International Airport:
5.000%, 1/1/2026, Call 1/1/2025 (11)	1,500,000	1,741,035
5.000%, 1/1/2031, Call 1/1/2025 (11)	1,000,000	1,141,380
5.000%, 1/1/2037, Call 1/1/2029	1,200,000	1,451,136
5.000%, 1/1/2038, Call 1/1/2027	2,290,000	2,714,749
5.000%, 1/1/2038, Call 1/1/2029	4,250,000	5,119,635
5.000%, 1/1/2039, Call 1/1/2029	1,250,000	1,502,137
5.250%, 1/1/2030, Call 1/1/2020	2,595,000	2,603,019
Chicago O’Hare International Airport, AGC, 5.250%, 1/1/2026, Call 1/1/2020	775,000	777,511

Chicago Park District:
5.000%, 1/1/2023, Call 1/1/2022	1,060,000	1,126,801
5.000%, 1/1/2025, Call 7/1/2020	230,000	234,092
5.000%, 1/1/2026, Call 1/1/2021	730,000	753,937
5.000%, 1/1/2028, Call 1/1/2024	2,500,000	2,785,450
5.000%, 1/1/2031, Call 1/1/2026	1,790,000	2,044,484
5.000%, 1/1/2040, Call 1/1/2026	1,000,000	1,117,090
Chicago Transit Authority, 5.000%, 12/1/2046, Call 12/1/2026	3,000,000	3,391,140
City of Chicago:
5.000%, 1/1/2039, Call 1/1/2029	6,500,000	7,400,575
5.000%, 1/1/2040, Call 1/1/2029	10,900,000	12,380,656
5.000%, 1/1/2044, Call 1/1/2029	3,750,000	4,224,525
5.500%, 1/1/2035, Call 1/1/2029	2,000,000	2,430,640
6.000%, 1/1/2038, Call 1/1/2027	10,000,000	12,024,100
City of Chicago Wastewater Transmission Revenue:
5.000%, 1/1/2031, Call 1/1/2025	3,715,000	4,186,694
5.000%, 1/1/2032, Call 1/1/2027	2,000,000	2,336,500
5.000%, 1/1/2035, Call 1/1/2027	3,310,000	3,842,844
5.000%, 1/1/2039, Call 1/1/2025	500,000	554,415
City of Chicago Waterworks Revenue:
5.000%, 11/1/2025	2,000,000	2,354,200
5.000%, 11/1/2027, Call 11/1/2026	2,500,000	2,966,600
5.000%, 11/1/2027, Call 11/1/2026	1,000,000	1,186,640
5.000%, 11/1/2028, Call 11/1/2026	1,000,000	1,179,770
5.000%, 11/1/2029, Call 11/1/2026	1,000,000	1,174,890
City of Chicago Waterworks Revenue, AGM, 5.000%, 11/1/2027, Call 12/30/2019	60,000	60,179
City of Springfield, 5.000%, 12/1/2022	905,000	988,957
City of Springfield Electric Revenue:
5.000%, 3/1/2028, Call 3/1/2025	1,000,000	1,160,080
5.000%, 3/1/2029, Call 3/1/2025	1,000,000	1,156,380
Cook County Community Consolidated School District No. 65 Evanston:
0.000%, 12/1/2027, Call 12/1/2024	300,000	234,267
0.000%, 12/1/2029, Call 12/1/2024	400,000	281,748
0.000%, 12/1/2030, Call 12/1/2024	1,130,000	757,575
0.000%, 12/1/2031, Call 12/1/2024	1,500,000	952,395
Cook County School District No 63 East Maine, 5.000%, 12/1/2027	2,350,000	2,909,347
Cook County School District No. 103 Lyons, AGM, 0.000%, 12/1/2021	850,000	824,585
Cook County School District No. 124 Evergreen Park, BAM, 4.000%, 12/1/2020	450,000	461,831
Cook County School District No. 144 Prairie Hills, AGM:
0.000%, 12/1/2028	2,830,000	2,271,556
0.000%, 12/1/2029	2,580,000	1,997,126
Cook County School District No. 83 Mannheim, 5.625%, 6/1/2033	2,980,000	3,749,287
Cook County Township High School District No. 201 J Sterling Morton, AMBAC, 0.000%, 12/1/2019	675,000	675,000
Cook County Township High School District No. 220 Reavis, 6.000%, 12/1/2030, Call 12/1/2023	1,000,000	1,162,000
Cook County Township High School District No. 220 Reavis, BAM:
6.000%, 12/1/2031, Call 12/1/2023	2,035,000	2,375,232
6.000%, 12/1/2032, Call 12/1/2023	2,160,000	2,509,920
6.000%, 6/1/2033, Call 12/1/2023	2,235,000	2,596,712
County of Cook:
5.000%, 11/15/2029, Call 11/15/2026	3,270,000	3,860,431
5.000%, 11/15/2030, Call 11/15/2026	2,750,000	3,231,332
5.250%, 11/15/2023, Call 11/15/2020	350,000	362,222
County of Cook, BAM TCRs, 5.000%, 11/15/2023	1,000,000	1,128,180
County of Cook Sales Tax Revenue:
5.250%, 11/15/2035, Call 11/15/2027	1,520,000	1,835,856
5.250%, 11/15/2036, Call 11/15/2027	3,000,000	3,614,880
County of St. Clair Highway Revenue, 5.500%, 1/1/2038, Call 1/1/2023	825,000	923,365
DeKalb County Community Unit School District No. 424 Genoa-Kingston, AMBAC, 0.000%, 1/1/2020	600,000	599,268
DeKalb County Community Unit School District No. 428 DeKalb:
0.000%, 1/1/2025, Call 7/1/2020	400,000	309,628
0.000%, 1/1/2028, Call 7/1/2020	1,000,000	640,140

DeKalb Kane & LaSalle Counties Community College District No. 523 Kishwaukee, 0.000%, 2/1/2035, Call 2/1/2021	470,000	175,700
Frankfort Square Park District, AMBAC, 0.000%, 1/1/2022	670,000	635,910
Illinois Development Finance Authority, AGM:
0.000%, 1/1/2020	450,000	449,546
0.000%, 1/1/2020	500,000	499,450
0.000%, 1/1/2021	95,000	93,623
0.000%, 1/1/2021	160,000	157,662
Illinois Finance Authority:
5.000%, 5/15/2023	445,000	486,345
5.000%, 11/15/2023, Call 11/15/2022	215,000	236,681
5.000%, 8/15/2024	250,000	284,768
5.000%, 5/15/2025	1,000,000	1,106,740
5.000%, 11/15/2026, Call 11/15/2025	1,000,000	1,185,120
5.000%, 11/15/2027, Call 11/15/2025	500,000	591,180
5.000%, 11/1/2029, Call 11/1/2026	2,000,000	2,345,580
5.000%, 5/15/2030, Call 5/15/2025	1,000,000	1,089,350
5.000%, 1/1/2036, Call 1/1/2027	2,000,000	2,315,240
5.000%, 12/1/2037, Call 12/1/2027	1,000,000	1,119,570
5.000%, 8/1/2042, Call 8/1/2027	580,000	660,852
5.000%, 5/15/2043, Call 11/15/2028	5,000,000	5,885,950
5.000%, 1/1/2044, Call 1/1/2028	5,000,000	5,713,300
5.000%, 10/1/2044, Call 10/1/2029	1,000,000	1,205,870
5.000%, 8/1/2046, Call 8/1/2027	515,000	584,334
5.000%, 8/1/2047, Call 8/1/2027	750,000	850,402
5.000%, 12/1/2047, Call 12/1/2027	1,000,000	1,100,890
5.000%, 10/1/2049, Call 10/1/2029	1,250,000	1,499,412
5.250%, 2/15/2030, Call 2/15/2020	250,000	252,043
6.000%, 10/1/2024, Call 10/1/2021	1,010,000	1,060,318
6.000%, 8/15/2041, Call 8/15/2021	2,665,000	2,849,844
6.875%, 10/1/2043, Call 10/1/2021	3,000,000	3,170,430
Illinois Housing Development Authority, GNMA/FNMA/FHLMC, 2.450%, 6/1/2043, Call 1/1/2023	469,560	469,273
Illinois State Toll Highway Authority:
5.000%, 1/1/2026	2,180,000	2,618,180
5.000%, 1/1/2028, Call 1/1/2023	1,000,000	1,106,270
5.000%, 1/1/2029, Call 1/1/2023	1,000,000	1,104,730
5.000%, 1/1/2030, Call 1/1/2026	1,000,000	1,181,240
5.000%, 1/1/2031, Call 1/1/2029	500,000	624,730
5.000%, 12/1/2032, Call 1/1/2026	7,790,000	9,111,184
5.000%, 1/1/2044, Call 7/1/2029	7,000,000	8,470,280
Kane & DeKalb Counties Community Unit School District No. 302 Kaneland, NATL-RE, 0.000%, 2/1/2023	5,450,000	5,172,649
Kane Cook & DuPage Counties School District No. U-46 Elgin, AMBAC:
0.000%, 1/1/2023	350,000	335,083
0.000%, 1/1/2023	650,000	617,825
Kane McHenry Cook & De Kalb Counties Unit School District No. 300:
5.000%, 1/1/2023	1,000,000	1,106,910
5.000%, 1/1/2024	1,000,000	1,135,430
5.000%, 1/1/2026, Call 1/1/2025	4,000,000	4,647,000
5.250%, 1/1/2033, Call 1/1/2023	900,000	1,000,764
Knox & Warren Counties Community Unit School District No. 205 Galesburg, 6.125%, 1/1/2036, Call 1/1/2021	1,435,000	1,502,172
Lake County School District No. 33 Emmons, XLCA:
0.000%, 12/1/2026	525,000	439,226
0.000%, 12/1/2028	335,000	258,597
Lake County School District No. 56 Gurnee, 5.000%, 1/1/2024	440,000	499,589
McHenry & Kane Counties Community Consolidated School District No. 158 Huntley, AGM FGIC, 0.000%, 1/1/2024	500,000	461,420
McHenry & Kane Counties Community Consolidated School District No. 158 Huntley, NATL-RE:
0.000%, 1/1/2021	1,070,000	1,054,485
0.000%, 1/1/2021	830,000	813,948
McHenry County Community Unit School District No. 12 Johnsburg, AGM:
5.000%, 1/1/2020	550,000	551,435

5.000%, 1/1/2021	810,000	837,710
5.000%, 1/1/2022	895,000	953,345
Metropolitan Pier & Exposition Authority, NATL-RE:
0.000%, 6/15/2020	440,000	435,908
0.000%, 12/15/2023	20,000	18,853
0.000%, 12/15/2023	835,000	765,144
0.000%, 6/15/2024	1,000,000	904,390
5.700%, 6/15/2023	1,710,000	1,975,426
5.700%, 6/15/2023	1,820,000	2,050,485
Metropolitan Water Reclamation District of Greater Chicago, 5.000%, 12/1/2031, Call 12/1/2026	3,500,000	4,172,875
Railsplitter Tobacco Settlement Authority:
5.000%, 6/1/2027, Call 6/1/2026	2,000,000	2,405,700
5.250%, 6/1/2021	1,120,000	1,183,650
Sales Tax Securitization Corp.:
5.000%, 1/1/2029, Call 1/1/2028	1,000,000	1,190,440
5.000%, 1/1/2030, Call 1/1/2028	1,450,000	1,714,016
5.000%, 1/1/2031, Call 1/1/2028	2,000,000	2,354,340
5.250%, 1/1/2043, Call 1/1/2029	5,000,000	5,872,250
South Suburban College Community School District No. 510, AGC, 0.000%, 12/1/2025	1,000,000	888,660
Southern Illinois University, BAM, 5.000%, 4/1/2026, Call 4/1/2025	1,175,000	1,368,981
Southwestern Illinois Development Authority:
5.000%, 10/15/2029, Call 10/15/2025	1,780,000	2,036,017
5.000%, 10/15/2032, Call 10/15/2025	1,335,000	1,522,674
St. Clair County Community Unit School District No. 187 Cahokia, AGM, 5.000%, 1/1/2020	630,000	631,903
State of Illinois:
4.000%, 11/1/2035, Call 11/1/2029	5,000,000	5,282,700
5.000%, 3/1/2020	500,000	504,040
5.000%, 6/1/2020	9,900,000	10,058,697
5.000%, 8/1/2020	2,000,000	2,042,760
5.000%, 4/1/2024, Call 4/1/2023	500,000	543,085
5.000%, 11/1/2025	7,000,000	7,949,620
5.000%, 2/1/2027	5,000,000	5,744,950
5.000%, 10/1/2028	4,700,000	5,488,566
5.000%, 2/1/2029, Call 2/1/2027	1,000,000	1,138,310
5.000%, 11/1/2029, Call 11/1/2027	5,000,000	5,694,600
5.000%, 6/15/2034, Call 6/15/2028	5,000,000	5,699,800
6.500%, 6/15/2022	195,000	201,076
State of Illinois, AGM, 5.000%, 4/1/2028, Call 4/1/2023	3,205,000	3,514,731
Tazewell County School District No. 51 Washington Central, NATL-RE, 9.000%, 12/1/2025	165,000	228,713
Town of Cicero, AGM:
5.000%, 1/1/2020	1,000,000	1,002,720
5.000%, 1/1/2021	1,000,000	1,034,750
Village of Bolingbrook, AGM, 5.000%, 1/1/2025, Call 1/1/2020	1,425,000	1,429,303
Village of Elwood, AGC:
0.000%, 3/1/2024, Call 3/1/2020	250,000	200,423
0.000%, 3/1/2026, Call 3/1/2020	1,280,000	917,517
Village of Franklin Park, BAM:
4.000%, 10/1/2020	615,000	628,721
5.000%, 10/1/2022, Call 10/1/2021	730,000	775,384
5.000%, 10/1/2023, Call 10/1/2021	685,000	727,073
5.000%, 10/1/2024, Call 10/1/2021	425,000	451,189
5.000%, 10/1/2025, Call 10/1/2021	920,000	976,930
Village of Justice, AMBAC, 0.000%, 1/1/2021	635,000	624,383
Will & Kankakee Counties School District No. 255:
5.000%, 6/1/2026, Call 6/1/2025	500,000	570,890
5.000%, 6/1/2029, Call 6/1/2025	600,000	677,424
Will County Community High School District No. 210 Lincoln-Way:
5.000%, 1/1/2027, Call 1/1/2023	1,250,000	1,341,150
5.000%, 1/1/2028, Call 1/1/2023	3,500,000	3,748,255
5.000%, 1/1/2030, Call 1/1/2023	2,000,000	2,133,440
Will County Community Unit School District No. 201-U Crete-Monee, NATL-RE:

0.000%, 11/1/2020	245,000	242,060
0.000%, 11/1/2020	1,755,000	1,728,447
0.000%, 11/1/2021	55,000	53,543
0.000%, 11/1/2021	245,000	236,763
0.000%, 11/1/2022	60,000	57,446
0.000%, 11/1/2022	190,000	179,812
Will County School District No 114 Manhattan, NATL-RE, 0.000%, 12/1/2020	550,000	539,649
Will County School District No. 114 Manhattan, NATL-RE:
0.000%, 12/1/2020	630,000	621,747
0.000%, 12/1/2023	1,600,000	1,461,072
Will County Township High School District No. 204 Joliet, 6.250%, 1/1/2031, Call 1/1/2021	500,000	525,270
Will Grundy Counties Community College District No. 525, 5.250%, 6/1/2036, Call 12/1/2023	3,400,000	3,826,904
Winnebago & Boone Counties School District No. 205 Rockford:
0.000%, 2/1/2020	500,000	498,620
4.000%, 2/1/2027, Call 2/1/2023	4,680,000	4,998,287

		356,003,115
Indiana — 2.3%
Carmel Redevelopment Authority, 5.000%, 7/1/2023, Call 7/1/2020	350,000	357,756
City of Boonville, 2.600%, 1/1/2023, Call 9/1/2020	2,500,000	2,501,475
City of Rockport, 3.050%, 6/1/2025	2,100,000	2,244,795
City of Whiting, 5.000%, 6/5/2026 (7)	2,200,000	2,609,024
Fishers Redevelopment District:
5.125%, 7/15/2026, Call 1/15/2020	1,875,000	1,883,887
5.250%, 7/15/2023, Call 1/15/2020	1,605,000	1,612,832
Frankfort High School Elementary School Building Corp., 5.000%, 7/15/2025	115,000	136,711
Franklin Township-Marion County Multiple School Building Corp., SAW:
5.000%, 7/10/2021	580,000	614,974
5.000%, 7/15/2029, Call 1/15/2023	2,565,000	2,840,840
Indiana Bond Bank:
0.000%, 1/15/2031, Call 1/15/2029	1,500,000	1,125,675
0.000%, 1/15/2032, Call 1/15/2029	1,500,000	1,085,265
1.760%, (SIFMA Municipal Swap Index Yield), 10/15/2022 (7)	1,650,000	1,640,248
Indiana Finance Authority:
1.300%, 12/2/2019 (7)	2,000,000	2,000,000
5.000%, 8/15/2020	360,000	368,021
5.000%, 10/1/2022	300,000	326,946
5.000%, 10/1/2023	400,000	446,480
5.000%, 10/1/2024, Call 10/1/2023	275,000	307,665
5.000%, 5/1/2029, Call 5/1/2022	130,000	141,606
5.000%, 5/1/2029, Call 5/1/2022	3,940,000	4,253,191
5.000%, 11/15/2038, Call 11/15/2025	2,000,000	2,278,780
5.250%, 10/1/2024, Call 10/1/2021	710,000	760,928
5.250%, 10/1/2031, Call 10/1/2021	2,190,000	2,338,438
5.250%, 11/15/2046, Call 11/15/2026	2,500,000	2,839,675
Indiana Housing & Community Development Authority, GNMA/FNMA/FHLMC, 1.250%, 7/1/2047, Call 12/2/2019 (7)	1,100,000	1,100,000
Indianapolis Local Public Improvement Bond Bank:
5.000%, 1/1/2021	175,000	182,233
5.000%, 1/1/2022, Call 1/1/2021	200,000	208,066
5.000%, 2/1/2044, Call 2/1/2029	3,500,000	4,309,165
Indianapolis Local Public Improvement Bond Bank, NATL-RE, 5.250%, 7/1/2022	500,000	550,750
Marion High School Building Corp., SAW:
4.000%, 7/15/2020, Call 1/15/2020	935,000	938,151
4.000%, 7/15/2021, Call 1/15/2020	375,000	376,264
Portage Redevelopment District:
5.000%, 1/15/2023	280,000	309,840
5.000%, 1/15/2024	215,000	244,745
Porter County Jail Building Corp., AGM, 5.500%, 7/10/2021	110,000	113,639
Steuben Lakes Regional Waste District, 5.000%, 9/1/2024, Call 9/1/2023	1,225,000	1,380,110

		44,428,175
Iowa — 0.7%
Iowa Finance Authority:

5.000%, 5/15/2036, Call 5/15/2026	4,065,000	4,572,840
5.000%, 5/15/2043, Call 5/15/2027	1,000,000	1,123,200
5.000%, 3/1/2048, Call 3/1/2024	1,250,000	1,354,625
Johnston Community School District, AGM, 5.000%, 7/1/2027, Call 7/1/2022	1,455,000	1,577,715
PEFA, Inc., 5.000%, 9/1/2026, Call 6/1/2026 (7)	3,500,000	4,154,080

		12,782,460
Kansas — 0.3%
City of Holton, 2.500%, 7/1/2021, Call 1/1/2021	4,495,000	4,501,877
Kansas Development Finance Authority, 5.000%, 3/1/2031, Call 3/1/2020	1,000,000	1,009,500

Wyandotte County-Kansas City Unified Government Utility System Revenue, 5.000%, 9/1/2032, Call 9/1/2022	1,000,000	1,088,390

		6,599,767
Kentucky — 0.9%
Kentucky Asset Liability Commission:
5.000%, 9/1/2024	1,000,000	1,163,970
5.000%, 9/1/2025	1,250,000	1,487,713
Kentucky Economic Development Finance Authority:
1.400%, 12/2/2019 (7)	420,000	420,000
5.000%, 8/15/2041, Call 8/15/2027	3,500,000	4,043,725
Louisville/Jefferson County Metropolitan Government:
5.000%, 10/1/2030, Call 10/1/2026	1,300,000	1,553,344
5.000%, 10/1/2031, Call 10/1/2026	3,500,000	4,164,265
Paducah Electric Plant Board, AGM:
5.000%, 10/1/2027, Call 10/1/2026	2,000,000	2,415,080
5.000%, 10/1/2028, Call 10/1/2026	1,850,000	2,223,755

		17,471,852
Louisiana — 1.0%
City of Bossier City Utilities Revenue, 5.000%, 10/1/2031, Call 10/1/2024	1,160,000	1,337,213

City of Shreveport Water & Sewer Revenue, BAM, 4.000%, 12/1/2025, Call 12/1/2024	2,210,000	2,442,492
Lafayette Public Trust Financing Authority, AGM:
4.000%, 10/1/2020	690,000	705,456
4.000%, 10/1/2021	675,000	707,677
Louisiana Housing Corp., GNMA COLL, 4.750%, 6/1/2027, Call 6/1/2020	515,000	525,645
Louisiana Public Facilities Authority:
3.375%, 9/1/2028, Call 3/1/2021	2,440,000	2,485,164
5.000%, 5/15/2042, Call 5/15/2027	2,500,000	2,884,225
Louisiana Stadium & Exposition District, 5.000%, 7/1/2023	800,000	902,448
Parish of St. Bernard:
4.000%, 3/1/2020	3,470,000	3,493,318
4.000%, 3/1/2021	3,585,000	3,706,317
Port New Orleans Board of Commissioners, 5.000%, 4/1/2032, Call 4/1/2023	725,000	791,200
Regional Transit Authority, NATL-RE, 0.000%, 12/1/2021	155,000	141,837

		20,122,992
Maine — 0.5%
City of Portland General Airport Revenue, 5.000%, 7/1/2022	300,000	324,966

Maine Health & Higher Educational Facilities Authority, 5.000%, 7/1/2043, Call 7/1/2028	3,500,000	4,161,045
Maine State Housing Authority, 3.850%, 11/15/2029, Call 11/15/2021	2,615,000	2,639,372
Maine Turnpike Authority, 5.000%, 7/1/2029, Call 7/1/2022	1,500,000	1,641,150

		8,766,533
Maryland — 0.4%
City of Rockville:
5.000%, 11/1/2030, Call 11/1/2024	765,000	870,103
5.000%, 11/1/2037, Call 11/1/2024	1,000,000	1,113,660
5.000%, 11/1/2042, Call 11/1/2024	1,000,000	1,103,940

Maryland Health & Higher Educational Facilities Authority, 5.750%, 7/1/2034, Call 7/1/2021	775,000	829,692
Montgomery County Housing Opportunities Commission:
5.000%, 7/1/2031, Call 7/1/2020	655,000	666,443
5.125%, 7/1/2037, Call 7/1/2020	3,110,000	3,164,332

		7,748,170
Massachusetts — 1.7%

Commonwealth of Massachusetts, 5.000%, 1/1/2037, Call 1/1/2029	3,000,000	3,755,490
Massachusetts Bay Transportation Authority, 5.000%, 7/1/2046, Call 7/1/2027	4,465,000	5,331,076
Massachusetts Development Finance Agency:
4.000%, 6/1/2049, Call 6/1/2029	1,000,000	1,063,170
5.000%, 7/1/2025, Call 7/1/2021	1,425,000	1,510,414
5.000%, 7/1/2027, Call 7/1/2025	125,000	149,401
5.000%, 7/1/2029, Call 1/1/2029	750,000	928,927
5.000%, 7/1/2031, Call 1/1/2029	2,000,000	2,441,620
5.000%, 7/1/2037, Call 7/1/2027	1,400,000	1,595,118
5.000%, 10/1/2037, Call 10/1/2022 (5)	500,000	553,380
5.000%, 6/1/2039, Call 6/1/2029	750,000	901,598
5.000%, 10/1/2047, Call 10/1/2022 (5)	500,000	549,880

Massachusetts Educational Financing Authority, 5.000%, 7/1/2025, Call 7/1/2022 (11)	365,000	388,083

Massachusetts Health & Educational Facilities Authority, 5.000%, 7/1/2024, Call 12/30/2019	3,105,000	3,114,160
Massachusetts Housing Finance Agency, 3.700%, 12/1/2027, Call 6/1/2022 (11)	635,000	635,813
Massachusetts Port Authority, 5.000%, 7/1/2037, Call 7/1/2029	3,100,000	3,832,313
Massachusetts School Building Authority, 5.000%, 8/15/2030, Call 8/15/2022	815,000	894,992

Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue, 5.000%, 1/1/2023, Call 1/1/2023 (7)	5,000,000	5,548,900

		33,194,335
Michigan — 3.4%
Alma Public Schools, Q-SBLF, 5.000%, 5/1/2021	890,000	937,170
Bay City School District, Q-SBLF:
5.000%, 11/1/2027, Call 5/1/2024	645,000	737,254
5.000%, 11/1/2028, Call 5/1/2024	1,305,000	1,491,837
Caledonia Community Schools, Q-SBLF:
5.000%, 5/1/2025	600,000	714,384
5.000%, 5/1/2026	500,000	610,440
Carman-Ainsworth Community School District, BAM, 5.000%, 5/1/2020	375,000	380,696
Charter Township of Northville:
4.000%, 4/1/2021	400,000	415,244
4.000%, 4/1/2022	240,000	254,050
Chippewa Valley Schools, Q-SBLF, 5.000%, 5/1/2027, Call 11/1/2025	20,000	24,051
City of Detroit Sewage Disposal System Revenue, NATL-RE, 0.000%, 7/1/2020	110,000	109,105
City of Wyandotte Electric System Revenue, BAM:
5.000%, 10/1/2020	200,000	205,264
5.000%, 10/1/2021	290,000	307,145
5.000%, 10/1/2022	290,000	316,468
5.000%, 10/1/2023	250,000	280,625
5.000%, 10/1/2024	300,000	344,253
Coloma Community School District, Q-SBLF, 3.000%, 5/1/2021	905,000	929,010
Comstock Park Public Schools, Q-SBLF, 5.000%, 5/1/2028, Call 5/1/2021	400,000	421,664
Detroit City School District, AGM Q-SBLF, 5.250%, 5/1/2026	300,000	366,114
Dundee Community Schools, Q-SBLF:
5.000%, 5/1/2022	1,200,000	1,307,004
5.000%, 5/1/2025	1,000,000	1,184,330
Fraser Public School District, Q-SBLF:
5.000%, 5/1/2021	1,000,000	1,052,280
5.000%, 5/1/2022	1,000,000	1,089,170
5.000%, 5/1/2025	1,700,000	2,013,361
Great Lakes Water Authority Sewage Disposal System Revenue, 5.000%, 7/1/2029	3,600,000	4,649,724
Grosse Ile Township School District, Q-SBLF:
5.000%, 5/1/2026, Call 5/1/2025	200,000	236,408
5.000%, 5/1/2027, Call 5/1/2025	230,000	270,301
Hartland Consolidated Schools, AGM Q-SBLF:
5.250%, 5/1/2026, Call 5/1/2021	1,625,000	1,712,246
5.250%, 5/1/2027, Call 5/1/2021	600,000	632,040
5.250%, 5/1/2028, Call 5/1/2021	1,575,000	1,658,428
Howell Public Schools, Q-SBLF, 4.250%, 5/1/2024, Call 5/1/2022	1,000,000	1,070,870
Jackson County Hospital Finance Authority, AGC, 4.500%, 6/1/2026, Call 6/1/2020	415,000	422,063
Jenison Public Schools:
5.000%, 5/1/2021	500,000	526,865
5.000%, 5/1/2022, Call 5/1/2021	560,000	590,733

Kent Hospital Finance Authority, 5.000%, 11/15/2029, Call 11/15/2021	1,000,000	1,073,620
Lansing Board of Water & Light, 5.000%, 7/1/2037, Call 7/1/2021	1,000,000	1,054,930
Lansing School District, Q-SBLF, 5.000%, 5/1/2020	1,825,000	1,854,090
Livonia Public Schools, BAM, 5.000%, 5/1/2021	1,600,000	1,683,648
Marshall Public Schools, Q-SBLF:
4.000%, 11/1/2028, Call 5/1/2025	1,380,000	1,532,600
4.000%, 11/1/2029, Call 5/1/2025	940,000	1,038,860
Michigan Finance Authority:
4.000%, 2/15/2044, Call 8/15/2029	4,000,000	4,405,080
5.000%, 11/1/2020	2,000,000	2,068,460
5.000%, 7/1/2026, Call 7/1/2025	175,000	206,848
5.000%, 7/1/2027, Call 7/1/2025	600,000	707,232
5.000%, 7/1/2029, Call 7/1/2025	950,000	1,113,961
5.000%, 7/1/2032, Call 7/1/2025	1,500,000	1,749,090
5.000%, 7/1/2034, Call 7/1/2025	500,000	578,875
5.000%, 12/1/2035, Call 12/1/2027	1,000,000	1,213,340
5.000%, 11/15/2041, Call 11/15/2026	1,000,000	1,177,740
Michigan Finance Authority, AGM:
5.000%, 7/1/2029, Call 7/1/2024	1,500,000	1,735,770
5.000%, 7/1/2030, Call 7/1/2024	1,500,000	1,730,655
Michigan State Housing Development Authority, 5.625%, 10/1/2031, Call 10/1/2020	850,000	877,999
Michigan Strategic Fund, 5.000%, 12/31/2043, Call 12/31/2028	3,400,000	4,044,470
North Branch Area Schools, Q-SBLF, 5.000%, 5/1/2024	200,000	231,098
Plymouth-Canton Community School District, Q-SBLF, 5.000%, 5/1/2021	450,000	474,372
Redford Union School District No. 1, AMBAC Q-SBLF, 5.000%, 5/1/2022	195,000	205,637
River Rouge School District, Q-SBLF:
5.000%, 5/1/2020	1,700,000	1,726,741
5.000%, 5/1/2021	1,155,000	1,217,058
Taylor Tax Increment Finance Authority, AGM, 3.250%, 5/1/2020	90,000	90,650
Wayne County Airport Authority:
5.000%, 12/1/2026, Call 12/1/2025 (11)	3,000,000	3,562,560
5.000%, 12/1/2030, Call 12/1/2025	1,250,000	1,480,988
Western Township Utilities Authority, 4.000%, 1/1/2021	1,200,000	1,234,812

		67,331,781
Minnesota — 0.5%
City of Minneapolis St. Paul Housing & Redevelopment Authority, 5.250%, 8/15/2025, Call 8/15/2020	275,000	282,266
City of Minneapolis St. Paul Housing & Redevelopment Authority, AGM, 5.000%, 8/15/2025, Call 8/15/2020	215,000	220,186
Duluth Economic Development Authority, 5.000%, 2/15/2043, Call 2/15/2028	1,000,000	1,191,930
JPMorgan Chase Putters/Drivers Trust, 1.400%, 6/1/2021 (5) (7)	5,000,000	5,000,000
Minnesota Housing Finance Agency, GNMA COLL, 2.600%, 9/1/2042, Call 7/1/2022	624,882	629,150
Minnesota Housing Finance Agency, GNMA/FNMA/FHLMC:
2.250%, 12/1/2042, Call 1/1/2022	429,963	424,313
3.900%, 7/1/2030, Call 1/1/2022	475,000	489,540
5.000%, 1/1/2031, Call 7/1/2021	560,000	573,574

		8,810,959
Mississippi — 0.9%
Mississippi Business Finance Corp., 3.200%, 9/1/2028, Call 3/13/2024	4,000,000	4,094,520
Mississippi Development Bank:
3.125%, 10/1/2023	165,000	170,927
5.000%, 10/1/2023	2,270,000	2,477,977
5.000%, 1/1/2027, Call 1/1/2022	1,200,000	1,295,088
Mississippi Hospital Equipment & Facilities Authority:
4.000%, 1/1/2039, Call 1/1/2030	1,500,000	1,656,795
4.000%, 1/1/2040, Call 1/1/2030	1,100,000	1,210,704
Mississippi State University Educational Building Corp., 5.000%, 11/1/2022	135,000	149,337
State of Mississippi:
5.000%, 10/15/2036, Call 10/15/2028	3,395,000	4,187,868
5.000%, 10/15/2037, Call 10/15/2028	2,000,000	2,457,800

		17,701,016
Missouri — 1.9%

Bi-State Development Agency of the Missouri-Illinois Metropolitan District, 5.000%, 10/1/2033, Call 10/1/2022	4,000,000	4,396,560
Chesterfield Valley Transportation Development District:
5.000%, 5/15/2020	125,000	127,028
5.000%, 5/15/2021	490,000	515,446
City of Kansas City:
5.000%, 9/1/2021, Call 12/30/2019	500,000	501,420
5.000%, 9/1/2023, Call 12/30/2019	300,000	300,831
5.000%, 10/1/2026, Call 10/1/2025	120,000	143,164
5.000%, 10/1/2028, Call 10/1/2025	115,000	136,196
5.000%, 9/1/2032, Call 12/30/2019	1,000,000	1,002,560
Health & Educational Facilities Authority of the State of Missouri:
4.000%, 2/15/2044, Call 2/15/2029	2,000,000	2,201,900
4.000%, 2/1/2048, Call 2/1/2029	2,750,000	2,878,287
4.000%, 2/15/2049, Call 2/15/2029	2,500,000	2,731,500
5.000%, 2/1/2024, Call 2/1/2021	1,050,000	1,087,537
5.000%, 2/1/2034, Call 2/1/2024	1,250,000	1,420,325
5.000%, 11/15/2034, Call 5/15/2026	3,000,000	3,524,370
5.000%, 2/1/2042, Call 2/1/2024	2,000,000	2,247,060
5.250%, 10/1/2031, Call 10/1/2021	1,000,000	1,073,550
Independence School District, SAW, 5.250%, 3/1/2030, Call 3/1/2021	2,000,000	2,094,620
Joplin Industrial Development Authority, 5.000%, 2/15/2020	330,000	332,468
Kansas City Industrial Development Authority, 5.000%, 3/1/2046, Call 3/1/2029	2,000,000	2,385,100
Lees Summit Industrial Development Authority:
5.000%, 8/15/2036, Call 8/15/2024	1,100,000	1,199,099
5.000%, 8/15/2046, Call 8/15/2024	2,000,000	2,152,900
Missouri Housing Development Commission, GNMA/FNMA/FHLMC:
3.800%, 5/1/2025, Call 5/1/2021	510,000	523,163
4.000%, 5/1/2027, Call 5/1/2021	500,000	513,180
Missouri State Environmental Improvement & Energy Resources Authority, 5.750%, 1/1/2029, Call 12/30/2019	65,000	65,223
St. Louis County Industrial Development Authority, 5.000%, 9/1/2048, Call 9/1/2027	1,000,000	1,119,650
Stone County Reorganized School District No. 4 Reeds Spring, SAW:
5.000%, 3/1/2030, Call 3/1/2020	1,000,000	1,008,780
5.000%, 3/1/2031, Call 3/1/2020	750,000	756,585
5.000%, 3/1/2032, Call 3/1/2020	1,000,000	1,008,800

		37,447,302

Nebraska — 0.5%
Central Plains Energy Project:
4.000%, 8/1/2025, Call 5/1/2025 (7) (9)	2,500,000	2,803,300
5.000%, 8/1/2039, Call 12/1/2019 (7)	1,000,000	1,000,000
Hospital Authority No. 1 of Lancaster County, 5.500%, 1/1/2030, Call 1/1/2020	1,000,000	1,003,370
Nebraska Public Power District, 5.000%, 1/1/2032, Call 1/1/2022	1,000,000	1,068,970
Omaha-Douglas Public Building Commission:
5.000%, 5/1/2026, Call 5/1/2022	825,000	898,359
5.000%, 5/1/2027, Call 5/1/2022	585,000	636,293
5.000%, 5/1/2028, Call 5/1/2022	550,000	597,949
5.000%, 5/1/2029, Call 5/1/2022	660,000	716,879

		8,725,120

Nevada — 0.7%
City of North Las Vegas NV, AGM, 5.000%, 6/1/2023	1,000,000	1,124,530
County of Clark Department of Aviation:
5.000%, 7/1/2029, Call 7/1/2024	1,200,000	1,388,004
5.000%, 7/1/2030, Call 7/1/2024	1,000,000	1,153,310
5.000%, 7/1/2040, Call 7/1/2027	4,000,000	4,793,080
Las Vegas Valley Water District, 5.000%, 6/1/2028, Call 6/1/2022	5,115,000	5,582,562

		14,041,486

New Hampshire — 0.2%
New Hampshire Business Finance Authority, 2.150%, 7/1/2024, Call 4/2/2024 (7)	4,000,000	4,037,280
New Hampshire Housing Finance Authority, 4.800%, 7/1/2028, Call 1/1/2022	600,000	606,588

		4,643,868

New Jersey — 3.4%
New Jersey Economic Development Authority:
5.000%, 6/15/2020	1,500,000	1,527,615
5.000%, 11/1/2021	4,600,000	4,903,048
5.500%, 6/15/2030, Call 12/15/2026	2,500,000	2,979,600
New Jersey Higher Education Student Assistance Authority, 4.875%, 12/1/2024, Call 12/10/2019	5,060,000	5,063,491

New Jersey Housing & Mortgage Finance Agency, 4.250%, 10/1/2032, Call 10/1/2021	85,000	86,082
New Jersey Transportation Trust Fund Authority:
4.000%, 6/15/2036, Call 12/15/2028	1,000,000	1,064,940
4.000%, 6/15/2044, Call 12/15/2028	2,500,000	2,614,625
4.000%, 6/15/2050, Call 12/15/2028	3,500,000	3,638,670
5.000%, 6/15/2022	500,000	542,995
5.000%, 6/15/2030, Call 6/15/2026	1,000,000	1,165,050
5.000%, 6/15/2031, Call 6/15/2026	1,000,000	1,161,580
5.000%, 6/15/2032, Call 12/15/2024	5,000,000	5,625,350
5.000%, 6/15/2035, Call 12/15/2028	3,000,000	3,492,030
5.250%, 12/15/2023	240,000	273,398
New Jersey Transportation Trust Fund Authority, BAM TCRs:
5.000%, 6/15/2028, Call 6/15/2022	5,000,000	5,411,600
5.000%, 6/15/2033, Call 6/15/2022	3,000,000	3,226,200
5.250%, 6/15/2033, Call 6/15/2023	5,635,000	6,259,696
New Jersey Transportation Trust Fund Authority, BHAC AMBAC, 0.000%, 12/15/2024	440,000	403,432
New Jersey Turnpike Authority:
5.000%, 1/1/2031, Call 1/1/2025	500,000	582,760
5.000%, 1/1/2032, Call 7/1/2022	3,440,000	3,781,867
5.000%, 1/1/2035, Call 1/1/2022	1,685,000	1,820,339
Tobacco Settlement Financing Corp.:
5.000%, 6/1/2031, Call 6/1/2028	2,750,000	3,330,278
5.000%, 6/1/2032, Call 6/1/2028	2,000,000	2,409,380
5.000%, 6/1/2033, Call 6/1/2028	1,500,000	1,801,485
5.000%, 6/1/2046, Call 6/1/2028	2,500,000	2,840,325

		66,005,836

New Mexico — 0.6%
City of Santa Fe:
2.625%, 5/15/2025, Call 11/15/2021	750,000	750,915
4.000%, 6/1/2025, Call 6/1/2022	655,000	697,339
5.000%, 5/15/2044, Call 5/15/2026	500,000	553,415
5.000%, 5/15/2049, Call 5/15/2026	800,000	880,560
New Mexico Hospital Equipment Loan Council:
2.375%, 7/1/2024, Call 1/1/2021	550,000	550,374
5.000%, 7/1/2039, Call 7/1/2026	1,225,000	1,397,652
5.000%, 7/1/2049, Call 7/1/2026	4,000,000	4,500,680
New Mexico Mortgage Finance Authority, GNMA COLL, 2.600%, 2/1/2043, Call 1/1/2023	681,140	685,459
New Mexico Mortgage Finance Authority, GNMA/FNMA/FHLMC:
4.625%, 3/1/2028, Call 9/1/2021	425,000	435,880
5.350%, 3/1/2030, Call 9/1/2020	1,045,000	1,058,073

		11,510,347

New York — 5.3%
Albany Capital Resource Corp.:
5.000%, 12/1/2023	150,000	171,555
5.000%, 12/1/2024	200,000	234,934
Buffalo & Erie County Industrial Land Development Corp.:
5.000%, 6/1/2035, Call 6/1/2024	1,000,000	1,124,720
5.000%, 8/1/2037, Call 8/1/2027	1,300,000	1,442,896
5.000%, 8/1/2047, Call 8/1/2027	1,000,000	1,092,960
City of New York:
1.290%, 10/1/2046, Call 12/2/2019 (7)	3,000,000	3,000,000
5.000%, 8/1/2032, Call 2/1/2022	3,000,000	3,229,320
5.000%, 3/1/2037, Call 3/1/2028	1,120,000	1,372,549
5.250%, 3/1/2034, Call 3/1/2028	3,000,000	3,777,540
5.250%, 3/1/2035, Call 3/1/2028	2,500,000	3,138,425
City of New York, AGC, 1.290%, 10/1/2021, Call 12/2/2019 (7) (8)	400,000	400,000

Long Island Power Authority, 1.997%, (LIBOR 1 Month), 10/1/2023, Call 10/1/2022 (7)	5,000,000	5,039,100
Metropolitan Transportation Authority:
1.550%, (SIFMA Municipal Swap Index Yield), 11/15/2022 (7)	1,000,000	999,370
4.000%, 2/3/2020	5,000,000	5,022,400
5.000%, 11/15/2034, Call 5/15/2028	1,815,000	2,205,062
5.000%, 11/15/2036, Call 11/15/2026	2,325,000	2,750,242
New York City Transitional Finance Authority Future Tax Secured Revenue:
5.000%, 11/1/2024, Call 11/1/2022	5,715,000	6,341,021
5.000%, 11/1/2026, Call 5/1/2025	1,000,000	1,190,920
5.000%, 11/1/2026, Call 5/1/2025	2,000,000	2,381,840
5.000%, 8/1/2034, Call 8/1/2026	4,000,000	4,811,240
5.000%, 8/1/2036, Call 8/1/2028	5,555,000	6,863,147
5.000%, 5/1/2038, Call 5/1/2027	4,000,000	4,819,480
5.250%, 8/1/2037, Call 8/1/2028	3,500,000	4,397,400
New York City Water & Sewer System:
1.190%, 6/15/2049, Call 12/02/2019 (7)	2,200,000	2,200,000
5.000%, 6/15/2028, Call 6/15/2024	500,000	580,280
5.000%, 6/15/2029, Call 6/15/2024	600,000	695,508
5.000%, 6/15/2048, Call 12/15/2027	1,000,000	1,201,200
New York Liberty Development Corp., 2.800%, 9/15/2069, Call 3/15/2029	1,000,000	1,007,790
New York State Dormitory Authority:
5.000%, 3/15/2027, Call 3/15/2022	7,555,000	8,208,054
5.000%, 12/1/2035, Call 6/1/2027 (5)	500,000	585,745
5.000%, 12/1/2037, Call 6/1/2027 (5)	500,000	582,825
5.250%, 3/15/2037, Call 9/15/2028	1,695,000	2,141,463
New York State Dormitory Authority, NATL-RE, 3.181%, 7/1/2029, Call 12/5/2019 (7) (8)	2,400,000	2,400,000
New York State Housing Finance Agency, 1.170%, 11/1/2046, Call 12/02/2019 (7)	2,000,000	2,000,000
New York State Urban Development Corp., 5.000%, 3/15/2028, Call 3/15/2023	1,000,000	1,115,340
New York Transportation Development Corp., AGM, 4.000%, 7/1/2032, Call 7/1/2024 (11)	2,500,000	2,689,000
Nuveen New York AMT-Free Municipal Credit Income Fund, 1.420%, 3/1/2029 (7)	4,700,000	4,700,000
Nuveen New York AMT-Free Quality Municipal Income Fund, 1.420%, 3/1/2029 (7)	3,500,000	3,500,000
Triborough Bridge & Tunnel Authority, 5.000%, 11/15/2037, Call 11/15/2028	1,500,000	1,866,390
TSASC, Inc.:
5.000%, 6/1/2036, Call 6/1/2027	1,000,000	1,173,110
5.000%, 6/1/2041, Call 6/1/2027	1,000,000	1,121,200
Westchester Tobacco Asset Securitization, 5.000%, 6/1/2021	500,000	524,060

		104,098,086

North Carolina — 1.1%
County of Catawba:
4.000%, 10/1/2025, Call 10/1/2021	585,000	612,647
5.000%, 10/1/2023, Call 10/1/2021	1,000,000	1,067,410
5.000%, 10/1/2024, Call 10/1/2021	835,000	890,979
County of Cumberland, 5.125%, 12/1/2028, Call 12/1/2019	250,000	250,000
County of Union:
5.000%, 12/1/2026, Call 6/1/2023	1,390,000	1,569,713
5.000%, 12/1/2027, Call 6/1/2023	1,645,000	1,854,672
North Carolina Housing Finance Agency, 4.250%, 1/1/2028, Call 7/1/2021	80,000	81,026
North Carolina Medical Care Commission:
4.000%, 6/1/2020	470,000	476,049
5.000%, 6/1/2027, Call 6/1/2022	500,000	546,815
5.000%, 1/1/2038, Call 1/1/2026	1,000,000	1,159,130
5.000%, 1/1/2044, Call 1/1/2026	1,000,000	1,144,440
North Carolina Turnpike Authority:
0.000%, 1/1/2040, Call 1/1/2030 (9)	2,000,000	1,112,860
0.000%, 1/1/2041, Call 1/1/2030 (9)	2,000,000	1,068,500
0.000%, 1/1/2042, Call 1/1/2030 (9)	1,500,000	770,355
0.000%, 1/1/2043, Call 1/1/2030 (9)	1,500,000	742,230
0.000%, 1/1/2044, Call 1/1/2030 (9)	2,000,000	955,140
5.000%, 1/1/2043, Call 1/1/2030 (9)	1,400,000	1,690,640
5.000%, 1/1/2044, Call 1/1/2030 (9)	1,500,000	1,807,740
5.000%, 7/1/2047, Call 7/1/2026	750,000	850,995
Orange County Public Facilities Co., 5.000%, 10/1/2026, Call 10/1/2022	1,130,000	1,253,023

Raleigh Durham Airport Authority, 5.000%, 5/1/2036, Call 5/1/2020	1,690,000	1,714,116

		21,618,480
North Dakota — 1.3%
Barnes County North Public School District Building Authority:
4.000%, 5/1/2021	635,000	660,070
4.500%, 5/1/2030, Call 5/1/2021	1,515,000	1,585,387
4.500%, 5/1/2033, Call 5/1/2021	1,850,000	1,935,951
City of Dickinson, 5.000%, 10/1/2025, Call 10/1/2021	2,240,000	2,360,691
City of Grand Forks:
4.000%, 12/1/2019	535,000	535,000
5.000%, 12/1/2032, Call 12/1/2021	1,000,000	1,056,150
City of West Fargo, 3.000%, 5/1/2023, Call 12/30/2019	185,000	185,141
County of Ward:
5.000%, 6/1/2034, Call 6/1/2028	2,500,000	2,910,300
5.000%, 6/1/2043, Call 6/1/2028	2,500,000	2,831,650
North Dakota Public Finance Authority:
4.000%, 6/1/2023	2,440,000	2,659,966
4.000%, 6/1/2024, Call 6/1/2023	2,190,000	2,377,245
4.000%, 6/1/2025, Call 6/1/2023	1,145,000	1,244,168
Williston Parks & Recreation District:
4.500%, 3/1/2020	605,000	606,809
4.500%, 3/1/2025, Call 3/1/2021	2,525,000	2,542,776
4.625%, 3/1/2026, Call 3/1/2021	2,620,000	2,637,004

		26,128,308
Ohio — 3.0%
Akron Bath Copley Joint Township Hospital District, 5.000%, 11/15/2021	1,000,000	1,068,600
City of Cleveland Airport System Revenue, AGM:
5.000%, 1/1/2030, Call 1/1/2022	3,900,000	4,209,036
5.000%, 1/1/2031, Call 1/1/2022	1,000,000	1,079,240
City of Cleveland Airport System Revenue, MAC:
5.000%, 1/1/2022, Call 1/1/2021	2,320,000	2,412,290
5.000%, 1/1/2031, Call 1/1/2022	1,270,000	1,370,635
City of Cleveland Income Tax Revenue:
5.000%, 10/1/2024, Call 10/1/2022	460,000	510,080
5.000%, 10/1/2028, Call 10/1/2022	1,075,000	1,192,035
5.000%, 10/1/2029, Call 10/1/2022	1,130,000	1,253,023
5.000%, 10/1/2029, Call 10/1/2022	2,290,000	2,539,312
City of Middleburg Heights, 5.125%, 8/1/2031, Call 8/1/2021	1,000,000	1,055,920
City of Springboro, 3.000%, 1/23/2020	1,500,000	1,503,690
Cleveland Department of Public Utilities Division of Water:
4.000%, 1/1/2028, Call 1/1/2024	500,000	548,495
4.000%, 1/1/2029, Call 1/1/2024	1,000,000	1,094,170
4.000%, 1/1/2030, Call 1/1/2024	1,000,000	1,091,280
Cleveland Heights & University Heights City School District:
0.000%, 12/1/2024	400,000	370,500
0.000%, 12/1/2025	600,000	544,728
Cleveland-Cuyahoga County Port Authority, 5.000%, 10/1/2022, Call 10/1/2020	1,000,000	1,031,950
County of Franklin:
5.000%, 5/15/2028, Call 5/15/2023	2,000,000	2,237,440
5.000%, 7/1/2029, Call 7/1/2026	2,000,000	2,317,320
5.000%, 5/15/2031, Call 5/15/2023	405,000	451,486
County of Hamilton Sales Tax Revenue, 5.000%, 12/1/2029, Call 12/1/2021	975,000	1,044,040
County of Hancock, 5.750%, 12/1/2026, Call 6/1/2021	1,120,000	1,195,768
County of Lucas, 5.000%, 11/15/2022, Call 11/15/2021	925,000	979,029
County of Miami, 5.000%, 8/1/2045, Call 8/1/2028	2,220,000	2,623,818
Delaware City School District, 5.250%, 12/1/2038, Call 6/1/2023	1,240,000	1,390,065
Elyria City School District, School District Credit Program, 4.000%, 12/1/2028, Call 12/1/2022	1,130,000	1,210,738
Franklin County Convention Facilities Authority, 5.000%, 12/1/2044, Call 12/1/2029 (9)	1,500,000	1,761,045
Johnstown-Monroe Local School District, 5.000%, 12/1/2030, Call 12/1/2021	715,000	769,562
Lake County Community College District:
4.000%, 12/1/2022, Call 12/1/2019	695,000	695,000
4.000%, 12/1/2024, Call 12/1/2019	835,000	835,000

4.000%, 12/1/2025, Call 12/1/2019	855,000	855,000
Lake Local School District/Stark County, School District Credit Program:
4.000%, 12/1/2023, Call 12/1/2021	1,550,000	1,637,265
4.000%, 12/1/2025, Call 12/1/2021	1,660,000	1,749,690
New Albany Community Authority:
4.000%, 10/1/2020	590,000	603,906
5.000%, 10/1/2022	1,000,000	1,102,950
5.000%, 10/1/2023, Call 10/1/2022	1,105,000	1,217,456
North Olmsted City School District:
5.000%, 12/1/2027, Call 12/1/2023	220,000	253,440
5.000%, 12/1/2028, Call 12/1/2023	365,000	420,480
5.000%, 12/1/2029, Call 12/1/2023	500,000	576,000
Ohio Higher Educational Facility Commission:
4.000%, 12/1/2020	1,050,000	1,077,079
4.000%, 12/1/2021	795,000	835,998
4.000%, 12/1/2022	845,000	910,149
Ohio Turnpike & Infrastructure Commission, 5.250%, 2/15/2033, Call 2/15/2023	1,330,000	1,483,442
Ohio University, 5.000%, 12/1/2028, Call 6/1/2022	225,000	244,177
Ohio Water Development Authority, 5.000%, 6/1/2022	1,100,000	1,204,819
State of Ohio, 1.300%, 12/2/2019 (7)	1,000,000	1,000,000
Tender Option Bond Trust Receipts/Certificates, 1.260%, 4/1/2026 (5) (7)	1,800,000	1,800,000
University of Toledo, 5.000%, 6/1/2030, Call 6/1/2021	250,000	264,528

		57,621,674
Oklahoma — 0.6%
Cushing Educational Facilities Authority, 5.000%, 9/1/2022	2,000,000	2,188,640
Delaware County Justice Authority:
3.750%, 9/1/2029, Call 12/30/2019	975,000	975,838
4.000%, 9/1/2020	700,000	714,581
4.000%, 9/1/2021	805,000	836,959
Norman Regional Hospital Authority, 4.000%, 9/1/2045, Call 9/1/2029 (9)	1,500,000	1,620,600
Oklahoma Housing Finance Agency, GNMA COLL:
2.500%, 3/1/2022	180,000	184,754
3.300%, 3/1/2031, Call 3/1/2022	410,000	411,820
Tulsa Airports Improvement Trust, BAM, 5.000%, 6/1/2028, Call 6/1/2023 (11)	1,405,000	1,554,590
Tulsa County Industrial Authority:
5.250%, 11/15/2037, Call 11/15/2025	1,500,000	1,717,515
5.250%, 11/15/2045, Call 11/15/2025	1,500,000	1,697,205

		11,902,502
Oregon — 0.6%
City of Portland, 5.000%, 6/15/2027, Call 6/15/2022	1,000,000	1,087,040
City of Tigard Water Revenue, 5.000%, 8/1/2029, Call 8/1/2022	690,000	754,874
City of Woodburn Wastewater Revenue:
0.000%, 3/1/2020	1,380,000	1,375,391
0.000%, 3/1/2021	1,215,000	1,193,762
Clackamas & Washington Counties School District No. 3, NATL-RE School Bond Gty, 0.000%, 6/15/2023	2,000,000	1,907,040
Klamath Falls Intercommunity Hospital Authority:
5.000%, 9/1/2021	250,000	265,227
5.000%, 9/1/2022	505,000	552,061
Oregon State Business Development Commission, 5.000%, 3/1/2022 (7)	1,000,000	1,078,050
Port of Morrow:
3.500%, 6/1/2020, Call 12/30/2019	210,000	210,212
3.750%, 6/1/2021, Call 12/30/2019	220,000	220,237
4.000%, 6/1/2022, Call 12/30/2019	235,000	235,270
Port of Portland Airport Revenue, 5.500%, 7/1/2031, Call 7/1/2021	3,000,000	3,196,380
State of Oregon Housing & Community Services Department, 4.450%, 7/1/2023, Call 1/1/2020 (11)	130,000	130,077

		12,205,621
Pennsylvania — 3.6%
Allegheny County Hospital Development Authority:
4.000%, 7/15/2038, Call 7/15/2029	500,000	557,085
4.000%, 7/15/2039, Call 7/15/2029	500,000	555,195
Berks County Industrial Development Authority:
5.000%, 5/15/2032, Call 5/15/2027	1,050,000	1,219,134

5.000%, 5/15/2038, Call 5/15/2025	255,000	287,943
5.000%, 5/15/2042, Call 5/15/2024	1,655,000	1,839,979
5.000%, 5/15/2043, Call 5/15/2025	350,000	391,412
5.000%, 5/15/2047, Call 5/15/2027	1,630,000	1,836,048
Berks County Municipal Authority, 1.300%, 11/1/2031, Call 12/30/2019 (5) (7)	4,875,000	4,875,000
Bucks County Industrial Development Authority, 5.000%, 10/1/2037, Call 10/1/2024	1,250,000	1,404,400
Central Bradford Progress Authority, 5.375%, 12/1/2041, Call 12/1/2021	500,000	540,810
City of Pittsburgh, 4.000%, 9/1/2021	750,000	786,668
Commonwealth Financing Authority:
5.000%, 6/1/2032, Call 6/1/2028	1,000,000	1,223,780
5.000%, 6/1/2033, Call 6/1/2028	1,250,000	1,525,863
5.000%, 6/1/2034, Call 6/1/2028	1,000,000	1,217,220
5.000%, 6/1/2035, Call 6/1/2028	1,000,000	1,210,740
Doylestown Hospital Authority, 4.000%, 7/1/2045, Call 7/1/2029	1,250,000	1,307,200
Geisinger Authority, 5.000%, 2/15/2039, Call 2/15/2027	2,500,000	2,964,375
Kiski Area School District, AGM SAW, 4.000%, 3/1/2021	1,450,000	1,498,691
Lancaster County Hospital Authority:
2.875%, 12/15/2023, Call 12/30/2019	500,000	500,100
5.000%, 6/15/2044, Call 6/15/2026	1,000,000	1,117,090
Lancaster Industrial Development Authority:
5.000%, 5/1/2021	360,000	378,976
5.000%, 5/1/2022	430,000	468,390
Montgomery County Higher Education & Health Authority:
4.000%, 9/1/2044, Call 9/1/2029	1,000,000	1,089,260
5.000%, 9/1/2033, Call 9/1/2029	1,500,000	1,854,480
Montgomery County Industrial Development Authority:
5.000%, 12/1/2038, Call 12/1/2025	1,000,000	1,133,430
5.000%, 12/1/2044, Call 12/1/2025	500,000	578,030
5.000%, 12/1/2049, Call 12/1/2025	750,000	862,253
Montgomery County Industrial Development Authority, FHA, 5.000%, 8/1/2024, Call 8/1/2020	1,350,000	1,382,927
Pennsylvania Economic Development Financing Authority, AGM:
0.000%, 1/1/2020	600,000	599,256
0.000%, 1/1/2021	600,000	589,338
5.000%, 1/1/2022	305,000	326,954
Pennsylvania Turnpike Commission:
2.080%, (SIFMA Municipal Swap Index Yield), 12/1/2021, Call 6/1/2021 (7)	5,000,000	5,053,300
4.000%, 12/1/2023, Call 12/1/2019	105,000	105,000
4.000%, 12/1/2023, Call 12/30/2019	95,000	95,184
4.000%, 12/1/2037, Call 12/1/2027	2,975,000	3,263,307
5.000%, 12/1/2030, Call 12/1/2020 (10)	215,000	223,226
5.000%, 12/1/2030, Call 12/1/2020 (10)	120,000	124,591
5.000%, 12/1/2030, Call 12/1/2020 (10)	250,000	259,693
5.000%, 12/1/2037, Call 12/1/2027	1,250,000	1,509,675
5.000%, 12/1/2037, Call 12/1/2029	1,000,000	1,252,330
5.000%, 12/1/2038, Call 12/1/2029	2,000,000	2,500,100
5.000%, 12/1/2039, Call 12/1/2029	1,000,000	1,247,810
5.000%, 6/1/2042, Call 6/1/2027	5,450,000	6,417,102
5.500%, 12/1/2042, Call 12/1/2026	3,000,000	3,603,900
6.000%, 12/1/2034, Call 12/1/2020 (10)	55,000	57,641
6.000%, 12/1/2034, Call 12/1/2020 (10)	70,000	73,361
6.000%, 12/1/2034, Call 12/1/2020 (10)	270,000	282,965
6.000%, 12/1/2036, Call 12/1/2020	975,000	1,021,820
Pittsburgh School District, BAM SAW, 5.000%, 9/1/2024, Call 9/1/2022	1,000,000	1,103,140
Pittsburgh Water & Sewer Authority, AGM, 1.890%, (LIBOR 1 Month), 12/1/2020, Call 6/1/2020 (7)	2,055,000	2,055,904
Sayre Health Care Facilities Authority, 2.210%, (LIBOR 3 Month), 12/1/2024, Call 12/30/2019 (7)	200,000	200,858
School District of Philadelphia, SAW, 4.000%, 3/31/2020	2,000,000	2,017,980
Tender Option Bond Trust Receipts/Certificates, 1.300%, 11/1/2047, Call 11/1/2027 (5) (7)	2,435,000	2,435,000

		71,025,914
Rhode Island — 0.4%

Rhode Island Housing & Mortgage Finance Corp., 3.625%, 10/1/2029, Call 10/1/2021	760,000	779,182
Rhode Island Student Loan Authority:
4.000%, 12/1/2022, Call 12/1/2021 (11)	2,885,000	3,007,440
4.250%, 12/1/2020, Call 12/30/2019	360,000	361,015
4.250%, 12/1/2025, Call 12/1/2021 (11)	2,205,000	2,302,461
Town of Cumberland, SAW:
4.000%, 3/15/2024	795,000	884,008
4.000%, 3/15/2026, Call 3/15/2024	460,000	508,567

		7,842,673
South Carolina — 1.3%
City of Rock Hill Combined Utility System Revenue, AGM:
5.250%, 1/1/2026, Call 1/1/2022	730,000	786,422
5.250%, 1/1/2028, Call 1/1/2022	475,000	510,701
County of Dorchester Waterworks & Sewer System Revenue:
5.000%, 10/1/2022	480,000	529,416
5.000%, 10/1/2026, Call 10/1/2022	400,000	441,296
County of Florence:
5.000%, 11/1/2025, Call 11/1/2020	2,000,000	2,064,940
5.000%, 11/1/2030, Call 11/1/2020	500,000	515,495
5.000%, 11/1/2031, Call 11/1/2024	360,000	411,833
Patriots Energy Group Financing Agency, 2.054%, (LIBOR 1 Month), 2/1/2024, Call 11/1/2023 (7)	8,000,000	8,041,040
Piedmont Municipal Power Agency, AGC:
5.000%, 1/1/2030, Call 7/1/2021	450,000	473,485
5.750%, 1/1/2034, Call 7/1/2021	1,000,000	1,065,350
South Carolina Jobs-Economic Development Authority:
5.000%, 7/1/2022	1,735,000	1,900,450
5.000%, 4/1/2038, Call 4/1/2024	2,000,000	2,185,500
South Carolina Public Service Authority, 5.000%, 12/1/2032, Call 12/1/2026	3,265,000	3,906,017
South Carolina State Housing Finance & Development Authority, GNMA COLL, 5.000%, 1/1/2028, Call 1/2/2020	5,000	5,016
Spartanburg Sanitation Sewer District, 5.000%, 3/1/2030, Call 3/1/2023 (10)	1,500,000	1,658,985
St. Peters Parish-Jasper County Public Facilities Corp., AGM, 5.000%, 4/1/2031, Call 4/1/2021	900,000	940,356

		25,436,302
South Dakota — 0.6%
City of Rapid City Airport Revenue:
5.500%, 12/1/2022, Call 12/30/2019	225,000	225,767
6.750%, 12/1/2031, Call 12/30/2019	500,000	502,120
7.000%, 12/1/2035, Call 12/30/2019	750,000	753,330
South Dakota Health & Educational Facilities Authority:
4.250%, 9/1/2023	740,000	798,963
4.500%, 9/1/2020	900,000	922,068
4.500%, 9/1/2021, Call 9/1/2020	1,080,000	1,105,618
4.500%, 9/1/2022, Call 9/1/2020	1,005,000	1,028,205
5.000%, 11/1/2022	715,000	789,632
5.000%, 8/1/2023	375,000	425,513
5.000%, 11/1/2023	625,000	710,738
5.000%, 8/1/2024	195,000	227,986
5.000%, 11/1/2024	650,000	759,739
5.000%, 11/1/2025, Call 11/1/2024	600,000	700,752
5.000%, 9/1/2027, Call 9/1/2024	720,000	818,856
South Dakota Housing Development Authority, 3.550%, 11/1/2033, Call 11/1/2022	2,250,000	2,311,065

		12,080,352
Tennessee — 1.2%
Knox County Health Educational & Housing Facility Board, 5.000%, 1/1/2042, Call 1/1/2027	5,815,000	6,736,736
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board:
2.000%, 1/1/2021 (7)	3,000,000	3,020,820
5.000%, 11/1/2027, Call 11/1/2021	1,500,000	1,596,555
5.000%, 7/1/2031, Call 7/1/2026	1,000,000	1,186,620
Tennessee Energy Acquisition Corp.:

5.000%, 2/1/2023	5,310,000	5,836,805
5.250%, 9/1/2021	3,810,000	4,048,468
5.250%, 9/1/2022	250,000	273,695
Tennessee Housing Development Agency:
4.000%, 7/1/2025, Call 1/1/2021	890,000	911,253
4.125%, 1/1/2025, Call 1/1/2021	590,000	603,210

		24,214,162

Texas — 6.2%
Bexar County Health Facilities Development Corp., 5.000%, 7/15/2033, Call 7/15/2023	1,000,000	1,131,320
Bexar County Hospital District:
5.000%, 2/15/2034, Call 2/15/2028	1,000,000	1,232,200
5.000%, 2/15/2038, Call 2/15/2028	1,250,000	1,523,425

Brazoria-Fort Bend County Municipal Utility District No. 1, MAC, 3.000%, 9/1/2020	700,000	707,945
Capital Area Cultural Education Facilities Finance Corp., 5.250%, 4/1/2021, Call 4/1/2020	400,000	404,676
Central Texas Regional Mobility Authority, 0.000%, 1/1/2025	1,000,000	908,760
City of Beaumont Waterworks & Sewer System Revenue, BAM:
5.000%, 9/1/2026, Call 9/1/2025	1,000,000	1,185,880
5.000%, 9/1/2027, Call 9/1/2025	600,000	709,170
5.000%, 9/1/2030, Call 9/1/2025	1,000,000	1,177,900
City of Galveston Wharves & Terminal Revenue, 4.625%, 2/1/2024, Call 2/1/2021	1,130,000	1,167,810
City of Houston Airport System Revenue:
5.000%, 7/1/2030, Call 7/1/2028	1,375,000	1,726,917
5.000%, 7/1/2038, Call 7/1/2028	5,000,000	6,121,300
City of Houston Hotel Occupancy Tax & Special Revenue, 5.000%, 9/1/2026, Call 9/1/2024	250,000	289,675
City of Laredo International Toll Bridge System Revenue, AGM:
5.000%, 10/1/2026, Call 10/1/2024	225,000	260,114
5.000%, 10/1/2027, Call 10/1/2024	240,000	276,912

City of San Antonio Electric & Gas Systems Revenue, 5.000%, 2/1/2035, Call 2/1/2030	4,400,000	5,605,072
City of San Marcos Electric Utility System Revenue, BAM:
4.500%, 11/1/2028, Call 11/1/2022	600,000	646,566
5.000%, 11/1/2033, Call 11/1/2022	1,215,000	1,331,446
Clifton Higher Education Finance Corp., PSF:
5.000%, 8/15/2026, Call 8/15/2025	675,000	804,128
5.000%, 8/15/2027, Call 8/15/2025	545,000	646,784
5.000%, 8/15/2028, Call 8/15/2025	835,000	985,609
5.000%, 8/15/2029, Call 8/15/2025	335,000	395,042
5.000%, 8/15/2030, Call 8/15/2025	1,250,000	1,470,962
Corpus Christi Business & Job Development Corp., 5.000%, 9/1/2022	1,000,000	1,096,020
County of Bexar, AGM, 5.000%, 8/15/2031, Call 8/15/2024	1,280,000	1,462,758
County of Wise, 8.000%, 8/15/2034, Call 8/15/2021	4,000,000	4,292,880
Crane County Water District:
5.000%, 2/15/2026, Call 2/15/2025	915,000	1,065,481
5.000%, 2/15/2030, Call 2/15/2025	1,000,000	1,150,430
Cypress-Fairbanks Independent School District, PSF, 5.000%, 2/15/2034, Call 2/15/2021	675,000	703,789
Dallas Area Rapid Transit:
5.000%, 12/1/2030, Call 12/1/2029	2,000,000	2,619,220
5.000%, 12/1/2031, Call 12/1/2029	2,500,000	3,264,200
Dallas/Fort Worth International Airport:
5.000%, 11/1/2024, Call 11/1/2022	1,000,000	1,111,060
5.000%, 11/1/2032, Call 11/1/2020	5,000,000	5,163,250
5.000%, 11/1/2033, Call 11/1/2023	2,000,000	2,252,380
5.250%, 11/1/2033, Call 11/1/2023	1,200,000	1,365,192
Georgetown Independent School District, PSF:
5.000%, 8/15/2025, Call 8/15/2020	645,000	662,254
5.000%, 8/15/2027	1,000,000	1,252,590
5.000%, 8/15/2028	1,000,000	1,274,250
Grand Parkway Transportation Corp., 5.050%, 10/1/2030, Call 10/1/2028 (10)	1,000,000	1,078,320
Gulf Coast Authority, AGM:

5.000%, 10/1/2029, Call 10/1/2022	1,430,000	1,566,079
5.000%, 10/1/2030, Call 10/1/2022	1,505,000	1,646,831
Harris County Cultural Education Facilities Finance Corp.:
1.850%, (SIFMA Municipal Swap Index Yield), 6/1/2020 (7)	2,000,000	2,004,600
1.930%, (SIFMA Municipal Swap Index Yield), 6/1/2021 (7)	2,400,000	2,417,832
Harris County Health Facilities Development Corp., 1.180%, 12/1/2041, Call 12/02/2019 (7)	300,000	300,000
Harris County Municipal Utility District No. 165, BAM, 5.000%, 3/1/2025	400,000	467,496
Lancaster Independent School District, BAM, 4.000%, 2/15/2029, Call 2/15/2025	3,000,000	3,320,880
Lower Colorado River Authority:
5.000%, 5/15/2026, Call 5/15/2025	695,000	823,839
5.000%, 5/15/2027, Call 5/15/2025	1,355,000	1,602,586
5.000%, 5/15/2036, Call 5/15/2029	1,500,000	1,861,695
Matagorda County Navigation District No. 1, 2.600%, 11/1/2029	1,000,000	1,044,260
Mesquite Independent School District, PSF, 0.000%, 8/15/2021	635,000	620,478
New Hope Cultural Education Facilities Finance Corp.:
4.000%, 11/15/2021	615,000	630,172
5.000%, 11/15/2031, Call 11/15/2024	850,000	936,105
5.000%, 8/15/2036, Call 8/15/2021 (5)	1,700,000	1,742,211
5.000%, 8/15/2037, Call 8/15/2021 (5)	1,260,000	1,290,442
5.500%, 8/15/2036, Call 8/15/2021	1,000,000	1,040,920
New Hope Cultural Education Facilities Finance Corp., AGM, 4.000%, 4/1/2024	440,000	480,612
North Texas Tollway Authority:
5.000%, 1/1/2027, Call 1/1/2025	2,090,000	2,457,297
5.000%, 1/1/2048, Call 1/1/2028	5,000,000	5,928,700
Northside Independent School District, PSF, 2.125%, 8/1/2020, Call 2/1/2020 (7)	1,975,000	1,977,528
Pleasanton Independent School District, PSF, 5.000%, 8/15/2029, Call 8/15/2024	1,000,000	1,153,900
Prosper Independent School District, PSF, 5.000%, 2/15/2044, Call 2/15/2029	2,880,000	3,540,096
San Antonio Municipal Facilities Corp., 5.000%, 8/15/2036, Call 8/15/2021	500,000	528,685
Sienna Plantation Levee Improvement District, BAM, 4.000%, 9/1/2020	400,000	408,028
Tarrant County Cultural Education Facilities Finance Corp.:
5.000%, 10/1/2028, Call 10/1/2023	2,030,000	2,294,813
5.000%, 5/15/2037, Call 5/15/2024	1,895,000	2,065,834
5.000%, 11/15/2037, Call 11/15/2027	2,175,000	2,529,916
5.000%, 5/15/2045, Call 5/15/2024	3,250,000	3,504,930
5.000%, 11/15/2046, Call 11/15/2026	2,000,000	2,254,000
5.000%, 11/15/2046, Call 11/15/2027	1,250,000	1,429,037
Texas Municipal Gas Acquisition & Supply Corp. III, 5.000%, 12/15/2021	2,000,000	2,134,300
Waco Independent School District, PSF:
4.000%, 8/15/2028, Call 8/15/2024	1,000,000	1,111,150
4.000%, 8/15/2029, Call 8/15/2024	2,380,000	2,633,232

		120,272,171

U. S. Virgin Islands — 0.2%
Virgin Islands Public Finance Authority:
5.000%, 9/1/2030, Call 9/1/2025 (5)	2,320,000	2,573,066
5.000%, 9/1/2033, Call 9/1/2025 (5)	1,000,000	1,101,380

		3,674,446

Utah — 0.5%
City of Draper, 5.000%, 5/1/2032, Call 5/1/2022	325,000	353,090
City of Riverton:
5.250%, 12/1/2034, Call 6/1/2023	1,455,000	1,658,758
5.250%, 12/1/2036, Call 6/1/2023	2,150,000	2,451,086
Jordan Valley Water Conservancy District, 5.000%, 10/1/2035, Call 4/1/2021	920,000	966,276
Utah Charter School Finance Authority, UT, 5.250%, 10/15/2028, Call 10/15/2023	480,000	541,522
Utah Infrastructure Agency, AGM:
5.400%, 10/15/2036, Call 10/15/2021	1,000,000	1,078,830
5.500%, 10/15/2030, Call 10/15/2021	1,300,000	1,404,871
Utah State Board of Regents, 5.000%, 8/1/2031, Call 8/1/2020	1,030,000	1,056,028

		9,510,461

Vermont — 0.0%
Vermont Housing Finance Agency, GNMA/FNMA/FHLMC, 4.000%, 11/1/2043, Call 5/1/2023	595,000	627,338
Vermont Student Assistance Corp., 5.000%, 6/15/2020 (11)	125,000	127,329

		754,667

Virginia — 0.7%
Charles City County Economic Development Authority, 2.125%, 4/1/2020 (7)	1,220,000	1,222,111
City of Chesapeake Expressway Toll Road Revenue, 5.000%, 7/15/2022	500,000	544,630
Henrico County Economic Development Authority, 5.000%, 10/1/2037, Call 10/1/2024	1,000,000	1,142,660
Henrico County Economic Development Authority, AGM, 3.014%, 8/23/2027, Call 12/2/2019 (7) (8)	50,000	50,000
Stafford County Economic Development Authority:
5.000%, 6/15/2028, Call 6/15/2026	1,000,000	1,199,960
5.000%, 6/15/2030, Call 6/15/2026	700,000	833,315
Virginia College Building Authority:
5.000%, 3/1/2023, Call 3/1/2020	745,000	751,869
5.000%, 3/1/2024, Call 3/1/2020	1,755,000	1,771,093
5.000%, 2/1/2031, Call 2/1/2027	2,200,000	2,706,418
Virginia Small Business Financing Authority:
4.250%, 11/1/2021, Call 5/1/2020	1,000,000	1,013,040
5.000%, 1/1/2044, Call 1/1/2022	2,500,000	2,655,500

		13,890,596

Washington — 2.0%
Chelan County Public Utility District No. 1, NATL-RE, 0.000%, 6/1/2024	210,000	195,674
FYI Properties, 5.000%, 6/1/2031, Call 6/1/2028	5,000,000	6,211,200
King County Housing Authority, County Guarantee:
5.200%, 5/1/2028, Call 12/30/2019	480,000	481,373
5.500%, 12/1/2028, Call 12/30/2019	1,000,000	1,003,800
King County Public Hospital District No. 1, 5.000%, 12/1/2031, Call 12/1/2026	4,000,000	4,771,880
King County Public Hospital District No. 2, 5.250%, 12/1/2028, Call 12/1/2020	200,000	207,638
Mason & Kitsap Counties School District No. 403 North Mason, School Bond Gty, 5.000%, 12/1/2035, Call 12/1/2023	2,025,000	2,285,617
Port of Bellingham, 5.250%, 12/1/2022, Call 12/1/2020	1,060,000	1,100,916
Port of Seattle, 4.000%, 4/1/2044, Call 4/1/2029	1,000,000	1,099,410
Snohomish County Housing Authority, 5.000%, 4/1/2031, Call 4/1/2029	1,000,000	1,234,690
Spokane County School District No 81 Spokane, School Bond Gty, 5.000%, 12/1/2036, Call 6/1/2029	5,000,000	6,314,050
Spokane County School District No. 81 Spokane, School Bond Gty, 5.000%, 12/1/2030, Call 12/1/2021	650,000	700,278
Washington Health Care Facilities Authority, 5.000%, 10/1/2030, Call 10/1/2022	750,000	821,287
Washington State Housing Finance Commission:
2.375%, 1/1/2026, Call 7/1/2021 (5)	1,000,000	1,000,990
5.000%, 1/1/2029, Call 1/1/2026 (5)	840,000	973,468
5.000%, 1/1/2036, Call 1/1/2025 (5)	2,125,000	2,377,407
5.000%, 1/1/2038, Call 1/1/2026 (5)	2,000,000	2,262,460
5.000%, 1/1/2044, Call 7/1/2026 (5)	1,000,000	1,094,500
5.000%, 1/1/2049, Call 7/1/2026 (5)	1,000,000	1,091,420
Washington State Housing Finance Commission, GNMA/FNMA/FHLMC, 3.050%, 6/1/2022	750,000	780,128
WBRP 3.2:
5.000%, 1/1/2026, Call 7/1/2025	750,000	897,292
5.000%, 1/1/2031, Call 7/1/2025	940,000	1,108,044
Whidbey Island Public Hospital District:
5.000%, 12/1/2021	520,000	552,266
5.000%, 12/1/2022	510,000	557,002

		39,122,790

West Virginia — 0.5%
West Virginia Hospital Finance Authority:
5.000%, 9/1/2031, Call 9/1/2029	2,020,000	2,502,012
5.000%, 9/1/2032, Call 9/1/2029	1,000,000	1,233,520
5.000%, 6/1/2042, Call 6/1/2027	3,665,000	4,287,940
5.000%, 1/1/2043, Call 1/1/2029	1,750,000	2,051,630

		10,075,102

Wisconsin — 2.6%
City of Oak Creek, 3.000%, 6/1/2027, Call 6/1/2025	100,000	106,798
Public Finance Authority:
4.750%, 12/1/2035, Call 12/1/2020	525,000	568,365
4.750%, 12/1/2035, Call 12/1/2020	1,475,000	1,484,941

5.000%, 11/15/2029	2,500,000	3,019,175
5.000%, 11/15/2030	1,620,000	1,957,916
5.000%, 7/1/2037, Call 7/1/2024	820,000	893,128
5.000%, 7/1/2047, Call 7/1/2024	1,000,000	1,077,480
5.125%, 7/15/2037, Call 7/15/2027 (5)	2,500,000	2,769,475
State of Wisconsin:
4.000%, 5/1/2027, Call 5/1/2022	800,000	853,464
5.000%, 3/1/2023, Call 9/1/2021	2,000,000	2,128,400
5.000%, 5/1/2027, Call 5/1/2022	25,000	27,263
5.000%, 5/1/2027, Call 5/1/2022	1,580,000	1,725,012
Wisconsin Center District:
0.000%, 12/15/2033, Call 6/15/2026	2,200,000	1,444,410
0.000%, 12/15/2034, Call 6/15/2026	6,665,000	4,169,891
Wisconsin Center District, AGM:
5.250%, 12/15/2023	520,000	570,638
5.250%, 12/15/2027	1,930,000	2,316,637
Wisconsin Health & Educational Facilities Authority:
4.750%, 10/15/2029, Call 10/15/2021	605,000	636,266
5.000%, 8/15/2020	1,060,000	1,088,355
5.000%, 3/1/2021	240,000	245,686
5.000%, 8/15/2021	1,160,000	1,234,542
5.000%, 10/1/2022	750,000	826,987
5.000%, 12/15/2022	500,000	553,040
5.000%, 12/15/2023	500,000	569,335
5.000%, 12/15/2024	500,000	585,555
5.000%, 3/1/2025, Call 3/1/2024	315,000	337,327
5.000%, 6/1/2026, Call 6/1/2020	135,000	137,562
5.000%, 8/15/2027, Call 8/15/2022	500,000	550,600
5.000%, 12/15/2028, Call 12/15/2024	100,000	115,584
5.000%, 8/15/2029, Call 8/15/2022	1,700,000	1,872,040
5.000%, 4/1/2032, Call 10/1/2022	4,560,000	4,944,545
5.000%, 6/1/2032, Call 6/1/2022	1,000,000	1,068,460
5.000%, 8/15/2032, Call 8/15/2022	5,000,000	5,506,000
5.125%, 4/15/2031, Call 4/15/2023	250,000	282,720
5.250%, 6/1/2034, Call 6/1/2020	300,000	306,063
5.375%, 8/15/2024, Call 2/15/2020	1,625,000	1,638,666

Wisconsin Health & Educational Facilities Authority, AGM, 5.000%, 7/15/2027, Call 7/15/2021	3,655,000	3,881,537

		51,493,863

Wyoming — 0.1%
County of Laramie, 5.000%, 5/1/2027, Call 5/1/2021	1,000,000	1,047,480

Total Municipals (identified cost $1,849,713,375)		1,946,555,311

Short-Term Investments — 0.1%

Repurchase Agreements — 0.1%

Agreement with Fixed Income Clearing Corp., 1.630%, dated 11/29/2019, to be repurchased at $1,466,162 on 12/02/2019, collateralized by U.S. Government Treasury Obligation with maturity of 4/15/2021, with a fair value of $1,496,609, 1.630%	2,247,492	2,247,492

Total Short-Term Investments (identified cost $2,247,492)		2,247,492

Total Investments — 99.7% (identified cost $1,851,960,867)		1,948,802,803

Other Assets and Liabilities — 0.3%		6,596,534

Total Net Assets — 100.0%		$1,955,399,337

Strategic Income Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2019

(Unaudited)

Description	Shares or Principal Amount	Value
Asset-Backed Securities — 0.2%

Federal Home Loan Mortgage Corporation — 0.2%
1.838% (LIBOR 1 Month + 13 basis points), 8/25/2031, (Series T-32) (7)	$168,790	$168,171

Total Asset-Backed Securities (identified cost $168,790)		168,171

Collateralized Mortgage Obligations — 10.3%

Federal National Mortgage Association — 0.4%
2.108% (LIBOR 1 Month + 40 basis points), 4/25/2034, (Series 2004-25) (7)	112,182	112,463
4.000%, 3/25/2041, (Series 2012-21)	197,169	204,633

		317,096

Private Sponsor — 9.9%
Alternative Loan Trust, Class 1A1, (Series 2004-24CB), 6.000%, 11/25/2034	587,134	609,823
Banc of America Funding Trust, Class 2A1, (Series 2005-5), 5.500%, 9/25/2035	226,036	247,269
Chase Mortgage Finance Trust:
Class 7A1, (Series 2007-A2), 3.797%, 7/25/2037 (7)	331,194	302,754
Class A1, (Series 2005-S2), 5.500%, 10/25/2035	386,675	409,769
ChaseFlex Trust , Class 4A3, (Series 2005-2), 6.000%, 5/25/2020	25,232	24,535
FREMF Mortgage Trust:
Class B, (Series 2019-K91), 4.397%, 4/25/2051 (5) (7)	1,000,000	1,082,883
Class B, (Series 2019-K95), 4.053%, 6/25/2029 (5)	1,000,000	1,054,747
Class C, (Series 2018-K77), 4.302%, 5/25/2051 (5) (7)	1,000,000	1,045,258
GSR Mortgage Loan Trust, Class 2A4, (Series 2007-1F), 5.500%, 1/25/2037	90,061	100,951
Morgan Stanley Mortgage Loan Trust, Class 2A2, (Series 2004-10AR), 4.130%, 11/25/2034 (7)	342,993	354,683
Residential Asset Securitization Trust, Class A4, (Series 2005-A8CB), 5.500%, 7/25/2035	610,906	564,392
RFMSI Trust, Class A2, (Series 2006-S4), 6.000%, 4/25/2036	386,301	383,165
Structured Adjustable Rate Mortgage Loan Trust, Class 1A2, (Series 2004-18), 4.021%, 12/25/2034 (7)	385,703	379,060
Wells Fargo Mortgage Backed Securities Trust:
Class A1, (Series 2006-AR19), 4.382%, 12/25/2036 (7)	452,478	444,060
Class A1, (Series 2007-15), 6.000%, 11/25/2037	392,709	388,127
Class A6, (Series 2007-7), 6.000%, 6/25/2037	228,829	225,047

		7,616,523

Total Collateralized Mortgage Obligations (identified cost $7,723,673)		7,933,619

Commercial Mortgage Securities — 3.8%

Private Sponsor — 3.8%
BANK 2018-BNK15, Class A4, (Series 2018-BN15), 4.407%, 11/15/2061 (7)	750,000	859,658
UBS-Barclays Commercial Mortgage Trust, Class B, (Series 2013-C6), 3.875%, 4/10/2046 (5) (7)	2,000,000	2,078,451

Total Commercial Mortgage Securities (identified cost $2,770,393)		2,938,109

Corporate Bonds & Notes — 72.7%

Agriculture — 2.8%
Altria Group, Inc., 5.950%, 2/14/2049	500,000	603,239
Bunge, Ltd. Finance Corp., 4.350%, 3/15/2024 (1)	1,000,000	1,055,042
Imperial Brands Finance PLC, 3.500%, 7/26/2026 (1) (5)	500,000	500,374

		2,158,655

Airlines — 0.6%
Delta Air Lines, Inc., 2.900%, 10/28/2024	500,000	495,540

Apparel — 0.7%
Marvell Technology Group, Ltd., 4.875%, 6/22/2028	500,000	561,328

Auto Manufacturers — 0.6%
Ford Motor Credit Co. LLC, 4.134%, 8/4/2025	445,000	445,179

Banks — 1.3%
Banco Nacional de Costa Rica, 6.250%, 11/1/2023 (5)	1,000,000	1,046,715

Beverages — 1.0%
Molson Coors Brewing Co., 4.200%, 7/15/2046	750,000	739,925

Chemicals — 3.6%
Braskem Netherlands Finance BV, 4.500%, 1/10/2028 (1) (5)	500,000	491,750
CF Industries, Inc., 3.450%, 6/1/2023 (1)	450,000	461,246
OCP SA, 4.500%, 10/22/2025 (5)	750,000	796,492
Starfruit Finco BV, 8.000%, 10/1/2026 (1) (5)	500,000	521,262
Syngenta Finance NV, 4.892%, 4/24/2025 (1) (5)	500,000	535,131

		2,805,881

Commercial Services — 2.8%
Refinitiv US Holdings, Inc., 8.250%, 11/15/2026 (5)	750,000	840,956
United Rentals North America, Inc., 5.500%, 5/15/2027 (1)	750,000	802,519
WW International, Inc., 8.625%, 12/1/2025 (1) (5)	500,000	522,707

		2,166,182

Computers — 1.8%
Dell International LLC, 5.300%, 10/1/2029 (5)	750,000	830,874
Seagate HDD Cayman, 4.875%, 6/1/2027	500,000	528,753

		1,359,627

Diversified Financial Services — 3.8%
Ally Financial, Inc., 5.750%, 11/20/2025	400,000	441,500
Cantor Fitzgerald LP, 4.875%, 5/1/2024 (5)	500,000	532,303
GE Capital International Funding Co. Unlimited Co., 3.373%, 11/15/2025 (1)	500,000	517,237
Jefferies Finance LLC, 7.250%, 8/15/2024 (5)	1,000,000	1,022,915
Synchrony Financial, 4.375%, 3/19/2024	400,000	424,103

		2,938,058

Electric — 0.7%
Abu Dhabi National Energy Co. PJSC, 4.375%, 4/23/2025 (5)	500,000	538,845

Electronics — 0.8%
Diamond Offshore Drilling, Inc., 7.875%, 8/15/2025 (1)	750,000	601,875

Food — 2.0%
Albertsons Cos. LLC, 5.750%, 3/15/2025	500,000	511,458
Minerva Luxembourg SA, 6.500%, 9/20/2026 (5)	500,000	528,174
Post Holdings, Inc., 5.000%, 8/15/2026 (1) (5)	500,000	526,151

		1,565,783

Forest Products & Paper — 1.1%
Suzano Austria GmbH, 7.000%, 3/16/2047 (5)	750,000	867,656

Healthcare-Services — 1.9%
Catalent Pharma Solutions, Inc., 4.875%, 1/15/2026 (5)	634,000	655,618
Centene Corp., 6.125%, 2/15/2024	750,000	780,469

		1,436,087

Home Builders — 1.3%
Beazer Homes USA, Inc., 5.875%, 10/15/2027 (1)	1,000,000	985,025

Home Furnishings — 0.9%
Whirlpool Corp., 4.750%, 2/26/2029 (1)	650,000	728,203

Investment Companies — 0.7%
Owl Rock Capital Corp., 5.250%, 4/15/2024	500,000	526,593
Iron/Steel — 2.0%
ArcelorMittal, 4.550%, 3/11/2026	750,000	786,755
GUSAP III LP, 4.250%, 1/21/2030 (1) (5)	500,000	493,875
United States Steel Corp., 6.875%, 8/15/2025 (1)	250,000	235,000

		1,515,630

Media — 5.7%
Altice Finco SA, 7.625%, 2/15/2025 (5)	800,000	823,332
AMC Networks, Inc., 5.000%, 4/1/2024	500,000	503,125
Discovery Communications LLC, 3.950%, 3/20/2028	700,000	740,229
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (5)	750,000	794,081
Time Warner Cable LLC, 4.500%, 9/15/2042	1,000,000	1,003,650
Viacom, Inc., 4.375%, 3/15/2043	500,000	517,578

		4,381,995

Mining — 3.9%
Glencore Funding LLC, 4.625%, 4/29/2024 (5)	500,000	534,907
Hudbay Minerals, Inc., 7.250%, 1/15/2023 (1) (5)	750,000	770,936
Kinross Gold Corp.:
4.500%, 7/15/2027 (1)	825,000	864,190
6.875%, 9/1/2041	750,000	875,389

		3,045,422

Miscellaneous Manufacturing — 1.7%
Trinity Industries, Inc., 4.550%, 10/1/2024 (1)	1,300,000	1,338,425

Oil & Gas — 4.7%
Aker BP ASA, 6.000%, 7/1/2022 (1) (5)	250,000	257,903
Gulfport Energy Corp., 6.000%, 10/15/2024	350,000	240,520
Oasis Petroleum, Inc., 6.875%, 3/15/2022 (1)	300,000	281,063
PBF Holding Co. LLC, 7.250%, 6/15/2025 (1)	750,000	794,992
Petroleos Mexicanos, 5.350%, 2/12/2028	1,000,000	973,747
W&T Offshore, Inc., 9.750%, 11/1/2023 (5)	700,000	645,743
Whiting Petroleum Corp., 6.625%, 1/15/2026 (1)	750,000	429,394

		3,623,362

Oil & Gas Services — 0.4%
Nine Energy Service, Inc., 8.750%, 11/1/2023 (1) (5)	400,000	300,300

Pharmaceuticals — 3.0%
Mylan, Inc., 5.200%, 4/15/2048	700,000	761,854
Teva Pharmaceutical Finance Netherlands III BV:
4.100%, 10/1/2046	800,000	584,080
6.000%, 4/15/2024 (1)	1,000,000	990,000

		2,335,934

Pipelines — 4.4%
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/2027 (1)	625,000	688,947
Enable Midstream Partners LP, 4.950%, 5/15/2028	500,000	500,318
Energy Transfer Operating LP, 5.150%, 2/1/2043	750,000	752,989
EQM Midstream Partners LP, 4.000%, 8/1/2024	500,000	472,047
Sunoco Logistics Partners Operations LP, 5.400%, 10/1/2047 (1)	900,000	949,166

		3,363,467

Private Equity — 1.0%
Icahn Enterprises LP, 5.875%, 2/1/2022 (1)	750,000	756,173

Real Estate Investment Trusts — 2.8%
iStar, Inc., 4.750%, 10/1/2024 (1)	600,000	617,619
SBA Communications Corp., 4.875%, 9/1/2024 (1)	500,000	519,837
Senior Housing Properties Trust, 4.750%, 2/15/2028 (1)	500,000	506,676
Service Properties Trust, 4.950%, 10/1/2029	500,000	502,357

		2,146,489

Retail — 2.5%
Beacon Roofing Supply, Inc., 4.875%, 11/1/2025 (1) (5)	450,000	438,187
L Brands, Inc.:
6.950%, 3/1/2033 (1)	1,000,000	810,347
7.600%, 7/15/2037	500,000	426,718
New Red Finance, Inc., 4.250%, 5/15/2024 (1) (5)	250,000	256,250

		1,931,502

Semiconductors — 0.8%
Broadcom, Inc., 4.750%, 4/15/2029 (1) (5)	600,000	642,168

Software — 1.0%
VMware, Inc., 3.900%, 8/21/2027 (1)	750,000	786,380

Sovereign — 3.7%
Argentine Republic Government International Bond, 5.875%, 1/11/2028	250,000	99,837
Costa Rica Government International Bond, 5.625%, 4/30/2043 (5)	800,000	702,748
Export Credit Bank of Turkey, 5.000%, 9/23/2021 (5)	450,000	455,777
Ivory Coast Government International Bond, 6.125%, 6/15/2033 (5)	750,000	736,513
Oman Sovereign Sukuk SAOC, 4.397%, 6/1/2024 (5)	500,000	505,104
Zambia Government International Bond, 8.970%, 7/30/2027 (5)	500,000	324,993

		2,824,972

Telecommunications — 4.4%
CommScope, Inc., 5.500%, 6/15/2024 (1) (5)	1,000,000	982,720
Netflix, Inc., 4.875%, 4/15/2028 (1)	500,000	513,402
Sprint Communications, Inc., 6.000%, 11/15/2022	500,000	527,500
Telecom Italia SpA, 5.303%, 5/30/2024 (5)	600,000	646,656
Turk Telekomunikasyon AS, 4.875%, 6/19/2024 (5)	750,000	747,375

		3,417,653

Toys/Games/Hobbies — 1.0%
Mattel, Inc., 2.350%, 8/15/2021	750,000	757,800

Transportation — 0.3%
Pacific National Finance Pty, Ltd., 4.625%, 9/23/2020 (5)	250,000	253,985

Trucking & Leasing — 1.0%
Fly Leasing, Ltd., 6.375%, 10/15/2021 (1)	750,000	764,531

Total Corporate Bonds & Notes (identified cost $54,976,931)		56,153,345

U.S. Government & U.S. Government Agency Obligations — 1.9%

U.S. Treasury Bonds & Notes — 1.9%
2.000%, 1/31/2020	$1,500,000	1,500,802

Total U.S. Government & U.S. Government Agency Obligations (identified cost $1,501,145)		1,500,802

U.S. Government Agency-Mortgage Securities — 7.8%

Federal Home Loan Mortgage Corporation — 1.4%
3.500%, 4/1/2042	62,075	65,630
4.000%, 12/1/2040	290,268	310,929
4.500%, 9/1/2031	260,731	279,911
4.500%, 7/1/2040	20,752	22,530
5.000%, 12/1/2022	39,947	41,473
5.000%, 1/1/2040	177,339	196,009
5.500%, 10/1/2021	27,505	27,958
5.500%, 7/1/2035	35,681	39,690
6.000%, 12/1/2036	16,847	19,343
6.000%, 12/1/2037	4,724	5,217
7.500%, 4/1/2024	16,260	17,489
7.500%, 4/1/2027	11,355	12,762
8.000%, 8/1/2030	13,818	16,147

8.500%, 9/1/2024	8,023	8,602
9.500%, 2/1/2025	830	837

		1,064,527
Federal National Mortgage Association — 6.1%
3.000%, 8/1/2032	159,471	164,345
3.500%, 7/1/2032	304,738	318,209
3.500%, 7/1/2038	608,575	632,730
4.000%, 11/1/2031	532,317	565,901
4.000%, 3/1/2041	221,505	237,590
4.500%, 6/1/2042	670,132	727,239
5.500%, 1/1/2023	50,770	54,637
5.500%, 2/1/2036	103,841	117,064
5.500%, 7/1/2036	226,427	255,191
5.500%, 8/1/2037	391,729	441,613
6.000%, 9/1/2021	53,784	54,781
6.000%, 5/1/2039	410,284	471,549
6.500%, 8/1/2030	244,711	272,604
6.500%, 12/1/2031	14,035	15,764
6.500%, 11/1/2037	31,468	35,325
7.000%, 3/1/2029	29,872	34,119
7.000%, 7/1/2029	87,852	98,406
7.000%, 2/1/2030	57,944	63,757
7.500%, 10/1/2030	6,914	7,425
8.000%, 10/1/2028	79,662	87,607
8.000%, 4/1/2030	22,661	26,982

		4,682,838

Government National Mortgage Association — 0.3%
5.000%, 4/15/2034	183,308	203,450
7.000%, 8/15/2031	26,614	30,498
9.500%, 10/15/2024	369	370

		234,318

Total U.S. Government Agency-Mortgage Securities (identified cost $5,732,087)		5,981,683

Short-Term Investments — 24.4%

Collateral Pool Investments for Securities on Loan — 22.1%
Collateral pool allocation (3)		17,028,246

Mutual Funds — 2.3%
BMO Institutional Prime Money Market Fund — Premier Class, 1.880% (4)	1,773,948	1,773,948

Total Short-Term Investments (identified cost $18,802,240)		18,802,194

Total Investments — 121.1% (identified cost $91,675,259)		93,477,923

Other Assets and Liabilities — (21.1)%		(16,288,173)

Total Net Assets — 100.0%		$77,189,750

TCH Corporate Income Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2019

(Unaudited)

Description	Shares or Principal Amount	Value

Corporate Bonds & Notes — 95.7%

Aerospace/Defense — 1.3%
Boeing Co., 2.800%, 3/1/2024	$2,000,000	$2,053,745
Lockheed Martin Corp., 2.500%, 11/23/2020	2,500,000	2,512,233

		4,565,978

Agriculture — 3.3%
Archer-Daniels-Midland Co., 2.500%, 8/11/2026 (1)	3,500,000	3,548,960
BAT Capital Corp., 4.540%, 8/15/2047	2,750,000	2,688,402
Bunge, Ltd. Finance Corp.:
3.250%, 8/15/2026	1,000,000	994,269
3.750%, 9/25/2027 (1)	1,800,000	1,840,879
Imperial Brands Finance PLC, 3.500%, 7/26/2026 (1) (5)	1,750,000	1,751,309
Philip Morris International, Inc., 2.900%, 11/15/2021	1,000,000	1,017,164

		11,840,983

Apparel — 0.3%
Marvell Technology Group, Ltd., 4.875%, 6/22/2028 (1)	1,000,000	1,122,657

Auto Manufacturers — 3.4%
Daimler Finance North America LLC:
2.000%, 7/6/2021 (5)	2,500,000	2,492,953
3.700%, 5/4/2023 (1) (5)	750,000	781,395
Ford Motor Co., 5.291%, 12/8/2046 (1)	2,000,000	1,877,883
Ford Motor Credit Co. LLC:
3.374% (LIBOR 3 Month + 127 basis points), 3/28/2022 (7)	750,000	742,782
4.134%, 8/4/2025 (1)	1,500,000	1,500,602
General Motors Financial Co., Inc.:
4.000%, 1/15/2025 (1)	1,000,000	1,036,999
4.350%, 1/17/2027 (1)	1,500,000	1,556,668
Toyota Motor Credit Corp., 3.400%, 4/14/2025 (1)	2,000,000	2,132,772

		12,122,054

Banks — 14.8%
Banco Santander SA, 3.544% (LIBOR 3 Month + 156 basis points), 4/11/2022 (7)	2,000,000	2,037,350
Bank of America Corp.:
2.756% (LIBOR 3 Month + 65 basis points), 6/25/2022 (7)	1,000,000	1,006,001
3.824% (LIBOR 3 Month + 158 basis points), 1/20/2028 (1) (7)	2,750,000	2,965,013
Capital One Financial Corp.:
3.052% (LIBOR 3 Month + 95 basis points), 3/9/2022 (7)	1,500,000	1,515,536
3.300%, 10/30/2024 (1)	1,250,000	1,295,718
Citigroup, Inc., 3.337% (LIBOR 3 Month + 143 basis points), 9/1/2023 (1) (7)	2,000,000	2,043,034
Deutsche Bank AG, 4.250%, 2/4/2021 (1)	2,000,000	2,030,282
Fifth Third Bank, 2.200%, 10/30/2020 (1)	2,000,000	2,004,897
Goldman Sachs Group, Inc.:
3.046% (LIBOR 3 Month + 111 basis points), 4/26/2022 (7)	1,000,000	1,010,904
4.223% (LIBOR 3 Month + 130 basis points), 5/1/2029 (1) (7)	2,750,000	3,031,307
HSBC Holdings PLC:
3.569% (LIBOR 3 Month + 166 basis points), 5/25/2021 (7)	1,500,000	1,527,817
3.973% (LIBOR 3 Month + 161 basis points), 5/22/2030 (1) (7)	2,150,000	2,300,549
JPMorgan Chase & Co.:
3.387% (LIBOR 3 Month + 148 basis points), 3/1/2021 (7)	1,500,000	1,522,143
3.509% (LIBOR 3 Month + 95 basis points), 1/23/2029 (1) (7)	3,000,000	3,179,312
Lloyds Banking Group PLC, 2.907% (LIBOR 3 Month + 81 basis points), 11/7/2023 (7)	2,000,000	2,022,880
Mizuho Financial Group, Inc., 2.953%, 2/28/2022	2,500,000	2,543,273
Morgan Stanley, 3.737% (LIBOR 3 Month + 85 basis points), 4/24/2024 (1) (7)	2,750,000	2,876,922

PNC Financial Services Group, Inc., 2.200%, 11/1/2024	2,000,000	1,996,218
Royal Bank of Canada:
2.250%, 11/1/2024	2,000,000	1,996,609
2.703% (LIBOR 3 Month + 66 basis points), 10/5/2023 (7)	2,500,000	2,519,235
Royal Bank of Scotland Group PLC, 4.892% (LIBOR 3 Month + 175 basis points), 5/18/2029 (1) (7)	1,500,000	1,696,344
Skandinaviska Enskilda Banken AB, 2.800%, 3/11/2022 (1)	2,000,000	2,027,796
Toronto-Dominion Bank, 3.043% (LIBOR 3 Month + 100 basis points), 4/7/2021 (7)	2,000,000	2,023,404
U.S. Bank NA, 2.256% (LIBOR 3 Month + 32 basis points), 1/24/2020 (7)	1,500,000	1,500,318
Wells Fargo & Co.:
2.831% (LIBOR 3 Month + 93 basis points), 2/11/2022 (7)	1,640,000	1,651,938

3.584% (LIBOR 3 Month + 131 basis points), 5/22/2028 (1) (7)	2,000,000	2,127,773

		52,452,573
Beverages — 3.5%
Anheuser-Busch Cos. LLC, 4.900%, 2/1/2046	2,000,000	2,406,078
Anheuser-Busch InBev Worldwide, Inc., 4.750%, 1/23/2029	2,000,000	2,322,795
Coca-Cola Co., 1.750%, 9/6/2024 (1)	1,800,000	1,792,437
Fomento Economico Mexicano SAB de C.V., 2.875%, 5/10/2023 (1)	2,750,000	2,775,590

Molson Coors Brewing Co., 4.200%, 7/15/2046 (1)	3,000,000	2,959,698

		12,256,598
Chemicals — 3.6%
Braskem Netherlands Finance BV, 4.500%, 1/10/2028 (1) (5)	1,000,000	983,500
CF Industries, Inc., 5.375%, 3/15/2044 (1)	1,500,000	1,605,150
Mosaic Co., 4.050%, 11/15/2027 (1)	2,500,000	2,607,894
OCP SA, 4.500%, 10/22/2025 (5)	2,000,000	2,123,978
Orbia Advance Corp SAB de C.V.:
5.875%, 9/17/2044 (5)	500,000	520,468
6.750%, 9/19/2042 (5)	1,500,000	1,732,027
Starfruit Finco BV, 8.000%, 10/1/2026 (1) (5)	1,000,000	1,042,525

Syngenta Finance NV, 4.892%, 4/24/2025 (5)	2,000,000	2,140,523

		12,756,065
Commercial Services — 0.6%
ADT Security Corp., 4.125%, 6/15/2023 (1)	500,000	513,745
Refinitiv US Holdings, Inc., 8.250%, 11/15/2026 (1) (5)	1,500,000	1,681,912

		2,195,657
Computers — 3.1%
Apple, Inc.:
2.850%, 5/11/2024	2,000,000	2,070,126
3.750%, 11/13/2047 (1)	2,000,000	2,238,529
Dell International LLC, 8.350%, 7/15/2046 (1) (5)	2,000,000	2,686,991
Hewlett Packard Enterprise Co.:
2.763% (LIBOR 3 Month + 72 basis points), 10/5/2021 (7)	1,700,000	1,700,237
4.900%, 10/15/2025 (1)	1,000,000	1,109,639

Seagate HDD Cayman, 5.750%, 12/1/2034	1,000,000	1,024,295

		10,829,817
Diversified Financial Services — 7.0%
Ally Financial, Inc., 4.250%, 4/15/2021 (1)	2,500,000	2,572,750
Cantor Fitzgerald LP, 4.875%, 5/1/2024 (1) (5)	2,000,000	2,129,213
Discover Financial Services, 4.100%, 2/9/2027 (1)	2,000,000	2,145,965
E*TRADE Financial Corp., 3.800%, 8/24/2027	1,500,000	1,558,432
GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	2,500,000	2,695,504
High Street Funding Trust II, 4.682%, 2/15/2048 (5)	2,500,000	2,877,073
Jefferies Finance LLC, 7.250%, 8/15/2024 (5)	1,000,000	1,022,915
Jefferies Financial Group, Inc., 6.625%, 10/23/2043 (1)	500,000	581,318
Jefferies Group LLC, 6.500%, 1/20/2043	500,000	594,320
Legg Mason, Inc., 4.750%, 3/15/2026	500,000	547,805
Mastercard, Inc., 2.000%, 11/21/2021	3,000,000	3,011,062
Private Export Funding Corp., 1.750%, 11/15/2024	2,000,000	1,991,698

Synchrony Financial, 3.950%, 12/1/2027	2,750,000	2,873,926

		24,601,981
Electric — 4.9%
Abu Dhabi National Energy Co. PJSC, 4.375%, 4/23/2025 (5)	750,000	808,267

AEP Transmission Co. LLC, 3.800%, 6/15/2049	2,000,000	2,218,698
Alabama Power Co., 3.750%, 3/1/2045	3,000,000	3,248,219
CenterPoint Energy, Inc., 3.600%, 11/1/2021	3,000,000	3,097,918
Duke Energy Florida LLC, 2.500%, 12/1/2029	2,000,000	2,012,325
Public Service Electric & Gas Co., 3.200%, 8/1/2049	3,000,000	3,100,915
San Diego Gas & Electric Co., 4.100%, 6/15/2049	2,500,000	2,797,744

		17,284,086
Engineering & Construction — 0.4%
Fluor Corp., 4.250%, 9/15/2028 (1)	1,500,000	1,480,659

Food — 2.2%
Conagra Brands, Inc., 3.800%, 10/22/2021 (1)	2,500,000	2,574,664
Kraft Heinz Foods Co.:
3.000%, 6/1/2026	500,000	498,597
4.375%, 6/1/2046	2,250,000	2,195,204
Kroger Co., 4.450%, 2/1/2047 (1)	2,250,000	2,409,312

		7,677,777
Healthcare-Products — 1.3%
Medtronic, Inc., 2.919% (LIBOR 3 Month + 80 basis points), 3/15/2020 (7)	2,000,000	2,005,070
Thermo Fisher Scientific, Inc., 3.000%, 4/15/2023	1,000,000	1,030,338
Zimmer Biomet Holdings, Inc., 3.550%, 4/1/2025	1,500,000	1,576,182

		4,611,590
Healthcare-Services — 0.6%
Laboratory Corp. of America Holdings, 3.250%, 9/1/2024 (1)	2,000,000	2,077,875

Home Builders — 0.6%
DR Horton, Inc., 2.550%, 12/1/2020 (1)	2,000,000	2,006,533

Insurance — 4.7%
Aflac, Inc., 3.625%, 11/15/2024 (1)	1,500,000	1,599,792
Allstate Corp., 2.534% (LIBOR 3 Month + 43 basis points), 3/29/2021 (7)	1,445,000	1,448,438
Lincoln National Corp., 3.625%, 12/12/2026 (1)	2,000,000	2,113,286
Metropolitan Life Global Funding I, 3.450%, 10/9/2021 (5)	3,000,000	3,081,578
Prudential Financial, Inc.:
3.700%, 3/13/2051	2,000,000	2,085,435
3.935%, 12/7/2049	3,000,000	3,265,053
Unum Group:
4.000%, 3/15/2024	2,000,000	2,112,167
4.000%, 6/15/2029 (1)	1,000,000	1,044,938

		16,750,687
Internet — 1.5%
Alibaba Group Holding, Ltd., 2.800%, 6/6/2023 (1)	2,000,000	2,026,843
Amazon.com, Inc., 4.050%, 8/22/2047 (1)	1,500,000	1,795,149
eBay, Inc., 4.000%, 7/15/2042	1,500,000	1,481,477

		5,303,469
Lodging — 0.9%
Hyatt Hotels Corp., 5.375%, 8/15/2021 (1)	1,000,000	1,040,518
Wyndham Destinations, Inc., 5.750%, 4/1/2027	2,000,000	2,170,695

		3,211,213
Machinery-Construction & Mining — 0.6%
Caterpillar, Inc., 3.803%, 8/15/2042 (1)	2,000,000	2,265,959

Machinery-Diversified — 0.4%
Westinghouse Air Brake Technologies Corp., 4.400%, 3/15/2024 (1)	1,500,000	1,592,091

Media — 3.0%
Charter Communications Operating LLC, 5.375%, 5/1/2047 (1)	2,000,000	2,231,173
Comcast Corp.:
2.631% (LIBOR 3 Month + 63 basis points), 4/15/2024 (7)	1,500,000	1,513,356
4.600%, 10/15/2038 (1)	1,750,000	2,106,225
Cox Communications, Inc., 4.600%, 8/15/2047 (5)	1,500,000	1,663,594
Discovery Communications LLC, 3.950%, 3/20/2028 (1)	2,000,000	2,114,939
Viacom, Inc., 4.375%, 3/15/2043	1,050,000	1,086,914

		10,716,201

Mining — 1.0%
Glencore Funding LLC:
4.125%, 5/30/2023 (1) (5)	2,500,000	2,612,777
4.625%, 4/29/2024 (1) (5)	1,000,000	1,069,815

		3,682,592
Miscellaneous Manufacturing — 1.2%
3M Co., 3.250%, 2/14/2024	1,250,000	1,310,999
Siemens Financieringsmaatschappij NV:
2.459% (LIBOR 3 Month + 34 basis points), 3/16/2020 (5) (7)	1,000,000	1,000,948
3.300%, 9/15/2046 (1) (5)	2,000,000	2,068,610

		4,380,557
Oil & Gas — 4.0%
BP Capital Markets PLC, 2.989% (LIBOR 3 Month + 87 basis points), 9/16/2021 (7)	2,500,000	2,529,514
Ecopetrol SA, 7.375%, 9/18/2043 (1)	1,500,000	1,994,903
EQT Corp., 3.900%, 10/1/2027 (1)	1,500,000	1,308,314
Exxon Mobil Corp., 3.095%, 8/16/2049 (1)	2,000,000	2,025,479
Occidental Petroleum Corp., 4.300%, 8/15/2039 (1)	1,250,000	1,266,753
Petroleos Mexicanos, 5.350%, 2/12/2028 (1)	3,000,000	2,921,242
Shell International Finance BV, 3.750%, 9/12/2046 (1)	1,000,000	1,109,390
Valero Energy Corp., 4.000%, 4/1/2029 (1)	1,000,000	1,070,402

		14,225,997
Oil & Gas Services — 0.6%
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc., 4.080%, 12/15/2047 (1)	2,000,000	2,041,482

Pharmaceuticals — 7.2%
AstraZeneca PLC, 3.500%, 8/17/2023 (1)	2,000,000	2,090,676
Bayer US Finance II LLC, 4.875%, 6/25/2048 (1) (5)	2,350,000	2,689,016
Bristol-Myers Squibb Co.:
2.000%, 8/1/2022 (1)	2,500,000	2,517,133
2.104% (LIBOR 3 Month + 20 basis points), 11/16/2020 (5) (7)	1,000,000	1,000,774
Cigna Corp., 2.789% (LIBOR 3 Month + 65 basis points), 9/17/2021 (7)	1,500,000	1,500,343
CVS Health Corp., 4.300%, 3/25/2028 (1)	2,500,000	2,727,363
Eli Lilly & Co., 3.700%, 3/1/2045	2,000,000	2,266,998
Express Scripts Holding Co., 4.800%, 7/15/2046	1,500,000	1,705,687
Mylan, Inc., 5.200%, 4/15/2048 (1)	1,500,000	1,632,545
Perrigo Finance Unlimited Co., 3.500%, 3/15/2021	2,500,000	2,514,423
Shire Acquisitions Investments Ireland DAC:
2.400%, 9/23/2021 (1)	1,000,000	1,004,789
2.875%, 9/23/2023	2,000,000	2,037,314
Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/1/2046	2,500,000	1,825,250

		25,512,311
Pipelines — 2.5%
Enable Midstream Partners LP, 4.950%, 5/15/2028	3,000,000	3,001,911
Enbridge, Inc., 2.819% (LIBOR 3 Month + 70 basis points), 6/15/2020 (7)	1,500,000	1,503,502
EQM Midstream Partners LP, 4.000%, 8/1/2024	1,500,000	1,416,140
MPLX LP, 4.800%, 2/15/2029	1,250,000	1,354,516
Sunoco Logistics Partners Operations LP, 5.300%, 4/1/2044	1,500,000	1,552,183

		8,828,252
Real Estate Investment Trusts — 2.6%
American Tower Corp., 3.700%, 10/15/2049	2,000,000	2,000,482
EPR Properties, 5.250%, 7/15/2023	1,000,000	1,074,045
Kimco Realty Corp., 3.300%, 2/1/2025 (1)	1,250,000	1,295,008
Mid-America Apartments LP, 3.600%, 6/1/2027	2,500,000	2,664,477
Service Properties Trust:
4.500%, 6/15/2023 (1)	500,000	516,940
4.500%, 3/15/2025	1,500,000	1,531,913

		9,082,865
Retail — 4.5%
Home Depot, Inc., 4.250%, 4/1/2046	2,000,000	2,375,920
L Brands, Inc.:
6.950%, 3/1/2033 (1)	1,350,000	1,093,969
7.600%, 7/15/2037	500,000	426,717

McDonald’s Corp., 2.750%, 12/9/2020	1,500,000	1,512,318
Nucor Corp., 4.400%, 5/1/2048 (1)	2,000,000	2,318,310
Starbucks Corp., 3.750%, 12/1/2047	1,000,000	1,036,315
Target Corp., 3.625%, 4/15/2046 (1)	2,500,000	2,766,173
Walmart, Inc.:
2.850%, 7/8/2024	2,000,000	2,074,956
3.700%, 6/26/2028	2,000,000	2,213,040

		15,817,718
Semiconductors — 0.6%
Broadcom, Inc., 4.750%, 4/15/2029 (1) (5)	2,000,000	2,140,561

Software — 3.1%
CA, Inc., 4.700%, 3/15/2027	2,500,000	2,696,729
Fiserv, Inc., 4.400%, 7/1/2049 (1)	2,000,000	2,237,771
Microsoft Corp.:
2.875%, 2/6/2024	500,000	519,418
3.700%, 8/8/2046	2,000,000	2,289,769
Oracle Corp., 4.000%, 11/15/2047 (1)	1,000,000	1,121,587
VMware, Inc., 3.900%, 8/21/2027 (1)	2,000,000	2,097,013

		10,962,287
Sovereign — 0.7%
Export-Import Bank of Korea, 3.000%, 11/1/2022	2,250,000	2,306,420

Telecommunications — 3.6%
AT&T, Inc.:
4.350%, 6/15/2045	1,000,000	1,069,174
4.500%, 5/15/2035 (1)	2,000,000	2,219,262
4.550%, 3/9/2049 (1)	2,000,000	2,201,367
Colombia Telecomunicaciones SA ESP, 5.375%, 9/27/2022	800,000	809,800
Motorola Solutions, Inc.:
4.600%, 2/23/2028	1,000,000	1,080,560
5.500%, 9/1/2044	1,000,000	1,102,775
Telecom Italia Capital SA, 7.200%, 7/18/2036 (1)	1,500,000	1,759,725
Verizon Communications, Inc., 4.522%, 9/15/2048	2,000,000	2,416,707

		12,659,370
Toys/Games/Hobbies — 0.8%
Mattel, Inc., 2.350%, 8/15/2021 (1)	2,750,000	2,778,600

Transportation — 0.7%
FedEx Corp., 4.050%, 2/15/2048 (1)	2,500,000	2,452,731

Trucking & Leasing — 0.6%
Penske Truck Leasing Co. LP, 3.300%, 4/1/2021 (1) (5)	2,000,000	2,026,187

Total Corporate Bonds & Notes (identified cost $319,000,527)		338,620,433

Municipals — 0.2%

California — 0.2%
Metropolitan Water District of Southern California, 6.947%, 7/1/2040, Call 7/1/2020	500,000	514,735

Total Municipals (identified cost $500,000)		514,735

Short-Term Investments — 25.9%

Collateral Pool Investments for Securities on Loan — 22.7%
Collateral pool allocation (3)		80,229,540

Mutual Funds — 3.2%
BMO Institutional Prime Money Market Fund — Premier Class, 1.880% (4)	11,578,287	11,578,287

Total Short-Term Investments (identified cost $91,807,401)		91,807,827

Total Investments — 121.8% (identified cost $411,307,928)		430,942,995
Other Assets and Liabilities — (21.8)%		(77,219,820)

Total Net Assets — 100.0%		$353,723,175

TCH Core Plus Bond Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2019

(Unaudited)

Description	Shares or Principal Amount	Value
Asset-Backed Securities — 2.0%

Automobiles — 0.9%
Hyundai Auto Lease Securitization Trust, Class A2, (Series 2018-B), 2.810%, 12/15/2020 (5)	$3,061,555	$3,065,721

Nissan Auto Receivables Owner Trust, Class A4, (Series 2016-B), 1.540%, 10/17/2022	6,000,000	5,986,630

		9,052,351

Credit Cards — 1.1%

Discover Card Execution Note Trust, Class A5, (Series 2018-A5), 3.320%, 3/15/2024	11,815,000	12,126,253

Total Asset-Backed Securities (identified cost $20,952,778)		21,178,604

Collateralized Mortgage Obligations — 2.3%

Federal Home Loan Mortgage Corporation — 1.8%
3.310%, 5/25/2023, (Series K032) (7)	19,000,000	19,849,931

Private Sponsor — 0.5%
FREMF Mortgage Trust:
Class B, (Series 2019-K91), 4.397%, 4/25/2051 (5) (7)	3,500,000	3,790,092
Class B, (Series 2019-K95), 4.053%, 6/25/2029 (5)	1,500,000	1,582,121

		5,372,213

Total Collateralized Mortgage Obligations (identified cost $24,521,711)		25,222,144

Commercial Mortgage Securities — 3.4%

Private Sponsor — 3.4%
BANK 2017-BNK7, Class A5, (Series 2017-BNK7), 3.435%, 9/15/2060	10,000,000	10,678,234
BANK 2018-BNK12, Class A4, (Series 2018-BN12), 4.255%, 5/15/2061 (7)	7,500,000	8,467,310
UBS-Barclays Commercial Mortgage Trust, Class A5, (Series 2012-C4), 2.850%, 12/10/2045	9,888,381	10,063,825
Wells Fargo Commercial Mortgage Trust, Class A4, (Series 2017-C41), 3.472%, 11/15/2050	7,000,000	7,496,490

Total Commercial Mortgage Securities (identified cost $35,115,379)		36,705,859

Corporate Bonds & Notes — 37.0%

Agriculture — 1.4%
Altria Group, Inc., 5.950%, 2/14/2049	5,000,000	6,032,387
BAT Capital Corp., 4.540%, 8/15/2047	5,000,000	4,888,004
Bunge, Ltd. Finance Corp., 3.750%, 9/25/2027 (1)	4,000,000	4,090,841

		15,011,232
Apparel — 0.5%
Marvell Technology Group, Ltd., 4.875%, 6/22/2028	5,000,000	5,613,283

Auto Manufacturers — 1.8%
Ford Motor Co.:
4.750%, 1/15/2043 (1)	5,000,000	4,369,031
5.291%, 12/8/2046 (1)	1,500,000	1,408,412
General Motors Co., 5.000%, 10/1/2028 (1)	2,000,000	2,141,953
General Motors Financial Co., Inc., 4.000%, 1/15/2025 (1)	4,000,000	4,147,996

Hyundai Capital America, 3.750%, 7/8/2021 (1) (5)	6,500,000	6,637,810

		18,705,202
Banks — 8.8%
Banco Santander SA, 3.544% (LIBOR 3 Month + 156 basis points), 4/11/2022 (7)	4,000,000	4,074,699
Bank of America Corp., 4.183%, 11/25/2027 (1)	7,500,000	8,129,918
Barclays PLC, 5.200%, 5/12/2026 (1)	5,000,000	5,445,925
BB&T Corp., 2.689% (LIBOR 3 Month + 57 basis points), 6/15/2020 (7)	3,000,000	3,007,769

Capital One Financial Corp., 3.052% (LIBOR 3 Month + 95 basis points), 3/9/2022 (7)	1,500,000	1,515,536
Citigroup, Inc.:
3.172% (LIBOR 3 Month + 107 basis points), 12/8/2021 (7)	1,250,000	1,268,357
3.337% (LIBOR 3 Month + 143 basis points), 9/1/2023 (7)	5,000,000	5,107,585
Goldman Sachs Group, Inc.:
3.046% (LIBOR 3 Month + 111 basis points), 4/26/2022 (7)	5,000,000	5,054,518
3.094% (LIBOR 3 Month + 116 basis points), 4/23/2020 (7)	8,000,000	8,026,563
4.223% (LIBOR 3 Month + 130 basis points), 5/1/2029 (1) (7)	5,000,000	5,511,467

HSBC Holdings PLC, 3.973% (LIBOR 3 Month + 161 basis points), 5/22/2030 (1) (7)	4,000,000	4,280,092
ING Groep NV, 4.100%, 10/2/2023	5,000,000	5,306,267
JPMorgan Chase & Co.:
3.001% (LIBOR 3 Month + 100 basis points), 1/15/2023 (7)	4,000,000	4,040,465
3.202% (LIBOR 3 Month + 110 basis points), 6/7/2021 (7)	5,000,000	5,058,473
3.625%, 12/1/2027 (1)	5,000,000	5,283,505
Lloyds Banking Group PLC, 2.907% (LIBOR 3 Month + 81 basis points), 11/7/2023 (1) (7)	7,500,000	7,585,801
Morgan Stanley, 3.950%, 4/23/2027 (1)	5,000,000	5,357,562
PNC Financial Services Group, Inc., 2.200%, 11/1/2024 (1)	5,750,000	5,739,126
Toronto-Dominion Bank, 3.043% (LIBOR 3 Month + 100 basis points), 4/7/2021 (7)	4,500,000	4,552,658

		94,346,286
Beverages — 0.5%
PepsiCo, Inc., 2.875%, 10/15/2049 (1)	5,500,000	5,386,644

Chemicals — 1.6%
Braskem Netherlands Finance BV, 4.500%, 1/31/2030 (1) (5)	1,500,000	1,447,875
Orbia Advance Corp SAB de C.V., 6.750%, 9/19/2042 (5)	4,400,000	5,080,614
Starfruit Finco BV, 8.000%, 10/1/2026 (1) (5)	4,500,000	4,691,363
Syngenta Finance NV, 4.892%, 4/24/2025 (1) (5)	5,250,000	5,618,873

		16,838,725
Commercial Services — 0.6%
Refinitiv US Holdings, Inc., 8.250%, 11/15/2026 (1) (5)	5,500,000	6,167,012

Computers — 1.4%
Apple, Inc., 2.250%, 2/23/2021	1,500,000	1,507,963
Dell International LLC:
5.300%, 10/1/2029 (1) (5)	2,500,000	2,769,578
8.350%, 7/15/2046 (1) (5)	2,000,000	2,686,991
Hewlett Packard Enterprise Co., 4.900%, 10/15/2025 (1)	2,000,000	2,219,279
Seagate HDD Cayman:
4.875%, 6/1/2027 (1)	2,000,000	2,115,012
5.750%, 12/1/2034 (1)	3,500,000	3,585,031

		14,883,854
Diversified Financial Services — 2.6%
Cantor Fitzgerald LP, 4.875%, 5/1/2024 (1) (5)	5,000,000	5,323,032
Discover Financial Services, 4.100%, 2/9/2027 (1)	5,000,000	5,364,913
GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035 (1)	1,500,000	1,617,303
Jefferies Financial Group, Inc., 6.625%, 10/23/2043	500,000	581,318
Jefferies Group LLC:
4.150%, 1/23/2030 (1)	5,000,000	5,156,783
6.500%, 1/20/2043	1,000,000	1,188,640
Legg Mason, Inc., 4.750%, 3/15/2026	1,950,000	2,136,439
Synchrony Financial, 3.950%, 12/1/2027 (1)	6,500,000	6,792,917

		28,161,345

Electric — 1.1%
Duke Energy Florida LLC, 2.500%, 12/1/2029	5,000,000	5,030,812

Sempra Energy, 2.501% (LIBOR 3 Month + 50 basis points), 1/15/2021 (7)	7,000,000	7,000,322

		12,031,134
Food — 2.5%
Albertsons Cos. LLC, 5.750%, 3/15/2025 (1)	1,375,000	1,406,508
Conagra Brands, Inc., 5.400%, 11/1/2048 (1)	5,000,000	5,961,155
General Mills, Inc., 2.541% (LIBOR 3 Month + 54 basis points), 4/16/2021 (7)	1,725,000	1,730,935
Kraft Heinz Foods Co., 4.375%, 6/1/2046	7,200,000	7,024,653
Kroger Co., 4.450%, 2/1/2047 (1)	5,000,000	5,354,026
Pilgrim’s Pride Corp., 5.750%, 3/15/2025 (5)	5,500,000	5,719,945

		27,197,222
Healthcare-Services — 0.5%
Anthem, Inc., 2.375%, 1/15/2025	5,000,000	4,983,131

Insurance — 0.6%
Unum Group, 5.750%, 8/15/2042 (1)	5,930,000	6,654,748

Internet — 1.0%
eBay, Inc.:
2.805% (LIBOR 3 Month + 87 basis points), 1/30/2023 (7)	7,500,000	7,562,521
4.000%, 7/15/2042 (1)	3,500,000	3,456,780

		11,019,301
Lodging — 0.2%
Wyndham Destinations Inc., 5.400%, 4/1/2024 (1)	2,250,000	2,385,934

Machinery-Construction & Mining — 0.5%
Caterpillar Financial Services Corp., 2.850%, 5/17/2024	5,000,000	5,174,300

Media — 1.5%
Charter Communications Operating LLC, 5.375%, 5/1/2047	6,500,000	7,251,312
Discovery Communications LLC, 5.300%, 5/15/2049 (1)	5,000,000	5,781,196
Viacom, Inc., 4.375%, 3/15/2043	3,150,000	3,260,742

		16,293,250
Mining — 0.6%
Glencore Funding LLC:
4.000%, 3/27/2027 (1) (5)	5,000,000	5,185,813
4.625%, 4/29/2024 (1) (5)	1,000,000	1,069,815

		6,255,628
Oil & Gas — 2.9%
Diamond Offshore Drilling, Inc., 3.450%, 11/1/2023 (1)	5,000,000	4,064,575
EQT Corp., 3.900%, 10/1/2027 (1)	5,000,000	4,361,047
Exxon Mobil Corp., 3.095%, 8/16/2049 (1)	6,000,000	6,076,437
Gulfport Energy Corp., 6.000%, 10/15/2024 (1)	5,500,000	3,779,600
Occidental Petroleum Corp., 4.400%, 8/15/2049 (1)	2,250,000	2,288,639
Petroleos Mexicanos, 5.350%, 2/12/2028 (1)	5,000,000	4,868,738
Valaris PLC, 5.750%, 10/1/2044 (1)	2,168,000	831,287
W&T Offshore, Inc., 9.750%, 11/1/2023 (5)	5,500,000	5,073,695

		31,344,018
Pharmaceuticals — 1.6%
Bayer US Finance II LLC, 4.250%, 12/15/2025 (5)	5,000,000	5,367,229
Bristol-Myers Squibb Co., 2.000%, 8/1/2022 (1)	2,500,000	2,517,133
Mylan, Inc., 5.200%, 4/15/2048	5,000,000	5,441,816
Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/1/2046	5,000,000	3,650,500

		16,976,678
Pipelines — 0.6%
Energy Transfer Operating LP, 5.150%, 3/15/2045 (1)	4,000,000	4,064,394
Sunoco Logistics Partners Operations LP, 5.300%, 4/1/2044	2,000,000	2,069,577

		6,133,971
Real Estate Investment Trusts — 1.1%
EPR Properties, 5.250%, 7/15/2023	910,000	977,381
Service Properties Trust, 4.500%, 3/15/2025	2,500,000	2,553,189
Simon Property Group LP, 3.250%, 9/13/2049 (1)	5,000,000	4,974,915
Welltower, Inc., 4.500%, 1/15/2024	2,500,000	2,702,014

		11,207,499

Retail — 1.2%
Bed Bath & Beyond, Inc., 5.165%, 8/1/2044 (1)	4,900,000	3,347,288
L Brands, Inc.:
6.950%, 3/1/2033 (1)	2,500,000	2,025,869
7.600%, 7/15/2037 (1)	1,500,000	1,280,152
Tapestry, Inc., 4.125%, 7/15/2027 (1)	5,500,000	5,619,870

		12,273,179
Software — 0.6%
CA, Inc., 4.700%, 3/15/2027 (1)	4,000,000	4,314,766
Oracle Corp., 2.400%, 9/15/2023 (1)	2,000,000	2,026,976

		6,341,742
Telecommunications — 1.3%
CenturyLink, Inc., 7.600%, 9/15/2039 (1)	4,000,000	4,130,400
Motorola Solutions, Inc., 5.500%, 9/1/2044 (1)	3,000,000	3,308,325
Telecom Italia SpA, 5.303%, 5/30/2024 (1) (5)	6,000,000	6,466,560

		13,905,285

Total Corporate Bonds & Notes (identified cost $377,894,526)		395,290,603

Municipals — 0.0%

California — 0.0%
Metropolitan Water District of Southern California, 6.947%, 7/1/2040, Call 7/1/2020	300,000	308,841

Total Municipals (identified cost $300,000)		308,841

U.S. Government & U.S. Government Agency Obligations — 23.2%

U.S. Treasury Bonds & Notes — 23.2%
0.375%, 7/15/2023	$16,549,200	16,684,937
1.500%, 10/31/2024 (1)	30,000,000	29,816,602
2.000%, 1/31/2020	20,000,000	20,010,693
2.000%, 2/15/2025	25,000,000	25,432,129
2.000%, 8/15/2025	25,000,000	25,433,594
2.375%, 5/15/2029 (1)	5,000,000	5,256,445
2.500%, 5/15/2024	5,000,000	5,187,012
2.625%, 2/28/2023 (1)	31,000,000	31,992,363
2.750%, 6/30/2025	40,000,000	42,285,938
2.875%, 5/15/2049	20,150,000	23,072,930
3.000%, 8/15/2048	10,000,000	11,687,695
3.000%, 2/15/2049	5,000,000	5,855,469
3.375%, 11/15/2048	4,000,000	5,006,250

Total U.S. Government & U.S. Government Agency Obligations (identified cost $237,482,543)		247,722,057

U.S. Government Agency-Mortgage Securities — 29.1%

Federal Home Loan Mortgage Corporation — 6.6%
3.000%, 11/1/2042	980,717	1,010,741
3.000%, 4/1/2043	1,177,276	1,215,504
3.000%, 4/1/2043	1,873,558	1,926,295
3.000%, 5/1/2043	2,070,380	2,132,404
3.000%, 7/1/2043	8,144,200	8,388,192
3.000%, 9/1/2043	8,197,628	8,440,181
3.000%, 4/1/2045	7,308,785	7,505,169
3.000%, 5/1/2045	4,022,695	4,123,389
3.500%, 12/1/2040	714,511	755,360
3.500%, 12/1/2041	594,268	628,313
3.500%, 3/1/2042	220,471	233,099
3.500%, 12/1/2042	549,511	579,301
3.500%, 11/1/2043	5,251,491	5,514,268
3.500%, 1/1/2044	5,417,978	5,687,352
3.500%, 2/1/2044	5,665,712	5,944,385
3.500%, 11/1/2044	3,992,036	4,170,683

4.000%, 4/1/2026	252,796	264,572
4.000%, 12/1/2039	434,872	465,838
4.000%, 12/1/2040	191,606	205,244
4.000%, 12/1/2040	2,344,489	2,511,226
4.000%, 3/1/2041	190,026	203,543
4.000%, 4/1/2041	4,930,274	5,281,264
4.000%, 8/1/2041	123,831	132,681
4.000%, 11/1/2041	518,043	554,403
4.500%, 9/1/2031	204,860	219,930
4.500%, 3/1/2039	86,566	93,845
4.500%, 5/1/2039	357,094	387,382
4.500%, 2/1/2040	94,304	102,328
4.500%, 2/1/2041	773,467	839,281
5.000%, 12/1/2035	47,757	52,751
5.000%, 1/1/2038	26,233	28,939
5.000%, 3/1/2038	81,784	90,366
5.000%, 3/1/2038	26,239	29,002
5.000%, 2/1/2039	146,981	156,881
5.000%, 1/1/2040	127,221	140,615
6.000%, 6/1/2037	43,418	49,875
6.000%, 1/1/2038	47,486	53,412

		70,118,014

Federal National Mortgage Association — 22.4%
3.000%, 3/1/2043	2,433,512	2,500,609
3.000%, 7/1/2043	5,401,369	5,558,046
3.000%, 7/1/2043	10,635,118	10,953,303
3.000%, 9/1/2044	6,727,582	6,909,315
3.000%, 1/1/2045	7,254,427	7,443,042
3.000%, 2/1/2045	10,439,635	10,698,688
3.000%, 6/1/2045	5,850,788	5,993,880
3.000%, 3/1/2046	12,191,258	12,487,941
3.000%, 7/1/2046	14,487,055	14,841,185
3.000%, 4/1/2049	26,966,470	27,387,925
3.000%, 9/1/2049	24,645,092	25,038,760
3.000%, 9/1/2049	24,629,432	24,995,019
3.500%, 7/1/2032	304,738	318,209
3.500%, 5/1/2042	917,873	965,779
3.500%, 10/1/2042	630,028	665,701
3.500%, 10/1/2042	654,809	689,105
3.500%, 10/1/2042	878,497	925,591
3.500%, 11/1/2042	417,824	439,604
3.500%, 12/1/2042	865,300	910,603
3.500%, 12/1/2047	4,370,645	4,532,432
3.500%, 3/1/2049	24,767,231	25,541,038
3.500%, 4/1/2049	12,441,815	12,830,534
3.500%, 6/1/2049	22,814,907	23,424,057
4.000%, 11/1/2040	250,086	267,732
4.000%, 1/1/2041	351,109	375,492
4.000%, 2/1/2041	1,847,380	1,977,794
4.000%, 2/1/2041	370,573	396,736
4.000%, 3/1/2041	153,116	164,235
4.000%, 11/1/2041	303,102	324,400
4.000%, 9/1/2048	7,161,011	7,445,473
4.500%, 6/1/2039	530,993	575,389
4.500%, 8/1/2041	353,850	384,568
5.000%, 7/1/2022	74,769	77,411
5.000%, 3/1/2035	181,359	200,301
5.000%, 5/1/2042	450,235	494,697
5.500%, 2/1/2034	30,451	34,325
5.500%, 7/1/2036	163,125	183,848
5.500%, 8/1/2037	299,557	337,704
5.500%, 6/1/2038	43,370	48,703
6.000%, 12/1/2038	14,368	16,158
6.000%, 5/1/2039	131,034	150,601
6.500%, 10/1/2037	30,050	33,984

6.500%, 11/1/2037	15,734	17,663

		239,557,580
Government National Mortgage Association — 0.1%
4.000%, 10/15/2040	317,614	339,308
4.000%, 12/15/2040	413,447	441,696
4.000%, 4/15/2041	369,135	394,520
5.500%, 8/20/2038	66,152	70,721
5.500%, 2/15/2039	38,056	42,276
6.000%, 12/15/2038	45,767	52,504
6.000%, 1/15/2039	20,187	23,139

		1,364,164

Total U.S. Government Agency-Mortgage Securities (identified cost $304,804,309)		311,039,758

Short-Term Investments — 17.3%

Collateral Pool Investments for Securities on Loan — 14.8%
Collateral pool allocation (3)		158,605,169

Mutual Funds — 2.5%
BMO Institutional Prime Money Market Fund — Premier Class, 1.880% (4)	26,050,785	26,050,785

Total Short-Term Investments (identified cost $184,655,942)		184,655,954

Total Investments — 114.3%
(identified cost $1,185,727,188)		1,222,123,820

Other Assets and Liabilities — (14.3)%		(152,805,505)

Total Net Assets — 100.0%		$1,069,318,315

High Yield Bond Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2019

(Unaudited)

Description	Shares or Principal Amount	Value

Corporate Bonds & Notes — 92.0%

Aerospace/Defense — 1.2%
TransDigm, Inc., 6.500%, 7/15/2024	$115,000	$118,880

Auto Parts & Equipment — 2.9%
Allison Transmission, Inc., 4.750%, 10/1/2027 (5)	50,000	51,517
American Axle & Manufacturing, Inc., 6.625%, 10/15/2022 (1)	82,000	83,255
Meritor, Inc., 6.250%, 2/15/2024 (1)	75,000	77,469
Tenneco, Inc., 5.000%, 7/15/2026	75,000	64,521

		276,762
Banks — 1.1%
CIT Group, Inc., 5.000%, 8/15/2022	103,000	109,880

Building Materials — 1.9%
Builders FirstSource, Inc., 6.750%, 6/1/2027 (1) (5)	75,000	81,184
U.S. Concrete, Inc., 6.375%, 6/1/2024 (1)	100,000	104,249

		185,433
Chemicals — 2.4%
CF Industries, Inc., 4.950%, 6/1/2043	25,000	25,565
Olin Corp., 5.125%, 9/15/2027	50,000	51,991
Starfruit Finco BV, 8.000%, 10/1/2026 (1) (5)	150,000	156,379

		233,935
Commercial Services — 4.7%
Avis Budget Car Rental LLC, 5.250%, 3/15/2025 (5)	50,000	51,458
Nielsen Finance LLC, 5.000%, 4/15/2022 (5)	50,000	50,438
Prime Security Services Borrower LLC, 9.250%, 5/15/2023 (1) (5)	80,000	84,250
Refinitiv US Holdings, Inc., 8.250%, 11/15/2026 (1) (5)	100,000	112,127
United Rentals North America, Inc., 3.875%, 11/15/2027	50,000	50,563
WW International, Inc., 8.625%, 12/1/2025 (1) (5)	100,000	104,541

		453,377
Computers — 0.8%
Seagate HDD Cayman:
4.750%, 1/1/2025	25,000	26,317
4.875%, 6/1/2027 (1)	50,000	52,875

		79,192
Cosmetics/Personal Care — 0.5%
Revlon Consumer Products Corp., 6.250%, 8/1/2024	100,000	50,126

Diversified Financial Services — 1.4%
Cantor Fitzgerald LP, 4.875%, 5/1/2024 (1) (5)	50,000	53,230
Springleaf Finance Corp., 5.375%, 11/15/2029 (1)	75,000	77,438

		130,668
Electric — 1.9%
Drax Finco PLC, 6.625%, 11/1/2025 (5)	100,000	106,129
Vistra Operations Co. LLC, 5.000%, 7/31/2027 (5)	75,000	78,096

		184,225
Entertainment — 0.8%
Scientific Games International, Inc., 5.000%, 10/15/2025 (5)	75,000	78,527

Food — 3.3%
Albertsons Cos. LLC, 5.750%, 3/15/2025 (1)	100,000	102,292
JBS USA LUX SA, 5.500%, 1/15/2030 (5)	75,000	80,182
Minerva Luxembourg SA, 6.500%, 9/20/2026 (5)	75,000	79,226

Post Holdings, Inc., 5.000%, 8/15/2026 (1) (5)	50,000	52,615

		314,315
Forest Products & Paper — 1.4%
Mercer International, Inc., 6.500%, 2/1/2024	125,000	130,052

Healthcare-Products — 0.9%
Hologic, Inc., 4.625%, 2/1/2028 (5)	50,000	52,893
Mallinckrodt International Finance SA, 5.625%, 10/15/2023 (1) (5)	125,000	35,364

		88,257
Healthcare-Services — 5.9%
Catalent Pharma Solutions, Inc., 4.875%, 1/15/2026 (5)	100,000	103,410
Centene Corp.:
4.250%, 12/15/2027 (5)	50,000	51,562
6.125%, 2/15/2024	75,000	78,047
Encompass Health Corp., 5.750%, 11/1/2024	48,000	48,780
HCA, Inc.:
5.375%, 9/1/2026	50,000	55,501
5.875%, 5/1/2023	90,000	99,449
Select Medical Corp., 6.250%, 8/15/2026 (5)	50,000	53,719
Tenet Healthcare Corp., 8.125%, 4/1/2022 (1)	75,000	82,125

		572,593
Home Builders — 4.4%
Beazer Homes USA, Inc., 5.875%, 10/15/2027 (1)	75,000	73,877
Toll Brothers Finance Corp., 3.800%, 11/1/2029 (1)	100,000	98,752
TRI Pointe Group, Inc., 5.875%, 6/15/2024	51,000	55,101
William Lyon Homes, Inc., 5.875%, 1/31/2025 (1)	188,000	193,718

		421,448
Home Furnishings — 1.3%
Tempur Sealy International, Inc., 5.625%, 10/15/2023	125,000	129,114

Investment Companies — 1.4%
Icahn Enterprises LP, 6.250%, 5/15/2026	50,000	53,281
Owl Rock Capital Corp., 5.250%, 4/15/2024	75,000	78,989

		132,270
Iron/Steel — 0.7%
United States Steel Corp., 6.875%, 8/15/2025 (1)	75,000	70,500

Lodging — 2.2%
Boyd Gaming Corp., 6.000%, 8/15/2026	50,000	53,393
Hilton Domestic Operating Co., Inc., 5.125%, 5/1/2026	50,000	52,767
Marriott Ownership Resorts, Inc., 4.750%, 1/15/2028 (5)	50,000	51,392
Wynn Las Vegas LLC, 5.250%, 5/15/2027 (5)	50,000	52,188

		209,740
Media — 11.0%
Altice Finco SA, 7.625%, 2/15/2025 (5)	200,000	205,833
Altice France SA, 7.375%, 5/1/2026 (1) (5)	100,000	107,002
AMC Networks, Inc., 5.000%, 4/1/2024 (1)	100,000	100,625
CCO Holdings LLC, 5.500%, 5/1/2026 (5)	200,000	211,464

Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/2027 (1) (5)	100,000	97,724
Gray Television, Inc., 5.875%, 7/15/2026 (5)	75,000	79,701
Sinclair Television Group, Inc., 5.125%, 2/15/2027 (5)	75,000	75,964
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (5)	100,000	105,877
TEGNA, Inc., 5.000%, 9/15/2029 (5)	75,000	75,188

		1,059,378
Mining — 3.2%
Alcoa Nederland Holding BV, 6.125%, 5/15/2028 (5)	25,000	26,995
Freeport-McMoRan, Inc., 3.550%, 3/1/2022 (1)	100,000	100,750
Hudbay Minerals, Inc., 7.250%, 1/15/2023 (1) (5)	75,000	77,094
Kaiser Aluminum Corp., 5.875%, 5/15/2024	100,000	104,050

		308,889
Oil & Gas — 6.9%
Brazos Valley Longhorn LLC, 6.875%, 2/1/2025	50,000	39,125

Chesapeake Energy Corp., 8.000%, 1/15/2025	75,000	38,719
Diamondback Energy, Inc., 3.250%, 12/1/2026	100,000	100,285
Gulfport Energy Corp., 6.000%, 10/15/2024 (1)	100,000	68,720
Noble Holding International, Ltd., 7.750%, 1/15/2024	75,000	38,469
Oasis Petroleum, Inc., 6.875%, 3/15/2022 (1)	100,000	93,687
PBF Holding Co. LLC, 7.250%, 6/15/2025 (1)	100,000	105,999
QEP Resources, Inc., 5.250%, 5/1/2023	75,000	71,437
Transocean, Inc., 7.250%, 11/1/2025 (5)	75,000	67,124
W&T Offshore, Inc., 9.750%, 11/1/2023 (5)	50,000	46,124

		669,689
Oil & Gas Services — 1.9%
Archrock Partners LP, 6.875%, 4/1/2027 (5)	50,000	51,596
Nine Energy Service, Inc., 8.750%, 11/1/2023 (1) (5)	100,000	75,075
SESI LLC, 7.750%, 9/15/2024	100,000	57,459

		184,130
Packaging & Containers — 1.3%
Mauser Packaging Solutions Holding Co., 5.500%, 4/15/2024 (5)	50,000	51,250
Owens-Brockway Glass Container, Inc., 5.375%, 1/15/2025 (1) (5)	75,000	76,156

		127,406
Pharmaceuticals — 1.8%
Bausch Health Cos., Inc., 5.500%, 3/1/2023 (5)	62,000	62,646
Par Pharmaceutical, Inc., 7.500%, 4/1/2027 (5)	25,000	23,688
Teva Pharmaceutical Finance Netherlands III BV, 2.800%, 7/21/2023 (1)	100,000	90,500

		176,834
Pipelines — 4.1%
Antero Midstream Partners LP, 5.375%, 9/15/2024 (1)	100,000	85,750
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/2027 (1)	50,000	55,116
Cheniere Energy Partners LP, 5.625%, 10/1/2026	100,000	105,435
Enable Midstream Partners LP, 4.400%, 3/15/2027	75,000	73,241
Genesis Energy LP, 6.750%, 8/1/2022	75,000	73,453

		392,995
Real Estate Investment Trusts — 4.8%
ESH Hospitality, Inc., 5.250%, 5/1/2025 (5)	100,000	103,500
Iron Mountain, Inc., 4.875%, 9/15/2027 (5)	75,000	77,237
iStar, Inc., 6.000%, 4/1/2022 (1)	75,000	76,898
Senior Housing Properties Trust, 4.750%, 2/15/2028 (1)	75,000	76,001
Service Properties Trust, 4.500%, 3/15/2025	50,000	51,064
Starwood Property Trust, Inc., 3.625%, 2/1/2021	75,000	75,780

		460,480
Retail — 3.8%
Beacon Roofing Supply, Inc., 4.875%, 11/1/2025 (1) (5)	50,000	48,688
New Red Finance, Inc., 5.000%, 10/15/2025 (1) (5)	100,000	103,953
Party City Holdings, Inc., 6.625%, 8/1/2026 (5)	100,000	60,232
Penske Automotive Group, Inc., 5.375%, 12/1/2024	75,000	77,281
Staples, Inc., 10.750%, 4/15/2027 (5)	75,000	77,447

		367,601
Software — 0.8%
Rackspace Hosting, Inc., 8.625%, 11/15/2024 (1) (5)	75,000	72,750

Telecommunications — 9.7%
CenturyLink, Inc., 5.800%, 3/15/2022 (1)	50,000	52,812
Cincinnati Bell, Inc., 7.000%, 7/15/2024 (5)	100,000	93,874
CommScope, Inc., 5.500%, 6/15/2024 (1) (5)	108,000	106,134
Consolidated Communications, Inc., 6.500%, 10/1/2022 (1)	50,000	43,000
Inmarsat Finance PLC, 4.875%, 5/15/2022 (5)	150,000	151,840
Netflix, Inc., 4.875%, 4/15/2028 (1)	50,000	51,340
Qwest Corp., 6.875%, 9/15/2033 (1)	100,000	100,600
Sprint Communications, Inc., 6.000%, 11/15/2022	75,000	79,125
Sprint Corp.:
7.125%, 6/15/2024 (1)	110,000	118,800
7.625%, 3/1/2026	50,000	54,686
Telecom Italia Capital SA, 6.000%, 9/30/2034	25,000	26,805

T-Mobile USA, Inc., 4.500%, 2/1/2026	50,000	51,429

		930,445
Toys/Games/Hobbies — 1.3%
Mattel, Inc.:
2.350%, 8/15/2021 (1)	50,000	50,520
5.875%, 12/15/2027 (5)	75,000	76,132

		126,652
Trucking & Leasing — 0.3%
Park Aerospace Holdings, Ltd., 4.500%, 3/15/2023 (5)	25,000	26,253

Total Corporate Bonds & Notes (identified cost $8,996,442)		8,872,796

Short-Term Investments — 43.2%

Collateral Pool Investments for Securities on Loan — 35.0%
Collateral pool allocation (3)		3,369,482

Mutual Funds — 8.2%
BMO Institutional Prime Money Market Fund — Premier Class, 1.880% (4)	793,654	793,654

Total Short-Term Investments (identified cost $4,163,154)		4,163,136

Total Investments — 135.2% (identified cost $13,159,596)		13,035,932

Other Assets and Liabilities — (35.2)%		(3,392,516)

Total Net Assets — 100.0%		$9,643,416

Notes to Schedules of Investments (Unaudited)

The categories of investments are shown as a percentage of total net assets for each Fund as of November 30, 2019. Call dates contained within the Schedules of Investments represent the next possible date the security can be redeemed, at the option of the issuer, determined as of November 30, 2019. Maturity dates contained within the Schedules of Investments represent the stated legal maturity date or mandatory put date. Certain securities may be subject to demand features which allow the security to be redeemed prior to final maturity date. In accordance with Rule 2a-7, securities held in the money market funds provide for the return of principal and interest within 397 days due to a scheduled final maturity date or through specific demand features. Demand features entitle a Fund to receive the principal amount of the instrument from the issuer or a third party (1) on no more than 30 calendar days’ notice or (2) at specified intervals not exceeding 397 calendar days.

(1)	Certain shares or principal amounts are temporarily on loan to unaffiliated brokers-dealers.
(2)	Non-income producing.
(3)	Please refer to Note 2, Securities Lending, in the Additional Information Associated with the Schedule of Investments.
(4)	Denotes an investment in an affiliated entity. Please refer to Note , Investments in Affiliated Issuers, in the Additional Information Associated with the Schedule of Investments.
(5)

Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based on criteria approved by the Board of Directors of the BMO Funds. At November 30, 2019 these securities amounted to:

Fund	Amount	% of Total Net Assets

Global Low Volatility Equity Fund	$ 982,616	2.60%

Disciplined International Equity Fund	2,735,369	4.61

LGM Emerging Markets Equity Fund	5,199,218	1.75

Alternative Strategies Fund	93,999	0.25

Lloyd George Frontier Markets Equity Fund	1,607,345	1.37

Ultra Short Tax-Free Fund	102,480,415	17.40

Short Tax-Free Fund	7,181,975	4.78

Short-Term Income Fund	41,246,767	16.24

Intermediate Tax-Free Fund	56,868,198	2.91

Strategic Income Fund	27,332,815	35.41

TCH Corporate Income Fund	44,128,909	12.48

TCH Core Plus Bond Fund	77,744,139	7.27

High Yield Bond Fund	4,134,968	42.88

(6)	Each issue shows the rate of the discount at the time of purchase.
(7)

Denotes a variable rate security. The rate shown is the current interest rate as of November 30, 2019. Rate fluctuations are based underlying positions and/or other variables. For securities whose yields vary with a designated market index or market rate, the reference rate and spread are indicated in the description.

(8)

Issue represents an Auction Rate Security. An Auction Rate Security is a corporate or municipal bond debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

(9)	Purchased on a when-issued or delayed delivery basis.
(10)

Issue represents a convertible capital appreciation bond. These securities are tax-exempt bonds that originate as capital appreciation bonds with zero coupon features at time of issuance and convert to an interest paying bond at a pre-specified rate determined at time of issuance.

(11)	Securities that are subject to alternative minimum tax of the Intermediate Tax-Free Fund portfolio represents 2.34%, as calculated based upon total portfolio market value.

Notes to Schedules of Investments (Unaudited)

1.    Organization

BMO Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. As of November 30, 2019, the Corporation consisted of 32 portfolios, including 27 diversified portfolios within this quarterly report (individually referred to as the “Fund,” or collectively as the “Funds”) each with differing share class offerings, and 5 target risk portfolios whose quarterly report is available under a separate cover. BMO Asset Management Corp. serves as the Funds’ investment adviser (the “Adviser”), a Delaware corporation headquartered in Chicago, Illinois that is a wholly-owned subsidiary of BMO Financial Corp.

Funds	Fund Inception Date	Investment Objective
Low Volatility Equity Fund	September 28, 2012	To provide capital appreciation.
Dividend Income Fund	December 29, 2011	To provide capital appreciation and current income.
Large-Cap Value Fund	September 30, 1993	To provide capital appreciation.
Large-Cap Growth Fund	November 20, 1992	To provide capital appreciation.
Mid-Cap Value Fund	September 30, 1993	To provide capital appreciation.
Mid-Cap Growth Fund	September 30, 1993	To provide capital appreciation.
Small-Cap Value Fund	February 28, 2011	To provide capital appreciation.
Small-Cap Core Fund	December 27, 2013	To provide capital appreciation.
Small-Cap Growth Fund	October 31, 1995	To provide capital appreciation.
Global Low Volatility Equity Fund (2)	September 30, 2013	To provide capital appreciation.
Disciplined International Equity Fund (2)	September 17, 2015	To provide capital appreciation.
Pyrford International Stock Fund (2)	December 29, 2011	To provide capital appreciation.
LGM Emerging Markets Equity Fund (2)	December 22, 2008	To provide capital appreciation.
Alternative Strategies Fund	December 16, 2014	To provide capital appreciation.
Global Long/Short Equity Fund	September 17, 2015	To provide capital appreciation.
Ultra Short Tax-Free Fund	September 30, 2009	To provide current income exempt from federal income tax consistent with preservation of capital.
Short Tax-Free Fund	November 29, 2012	To provide current income exempt from federal income tax consistent with preservation of capital.
Short-Term Income Fund	November 1, 1992	To maximize total return consistent with current income.
Intermediate Tax-Free Fund	February 1, 1994	To provide a high level of current income exempt from federal income tax consistent with preservation of capital.
Strategic Income Fund	December 13, 1992	To maximize total return consistent with current income.
TCH Corporate Income Fund	December 22, 2008	To maximize total return consistent with current income.
TCH Core Plus Bond Fund	December 22, 2008	To maximize total return consistent with current income.
High Yield Bond Fund	December 29, 2011	To maximize total return consistent with current income.

(2) Collectively referred to as the “International Funds.”

2.    Securities Lending

Certain Funds participate in one of two securities lending programs, providing for the lending of corporate bonds, equity, and government securities to qualified brokers, in exchange for the opportunity to earn additional income for participating. State Street Bank & Trust Company and BMO Harris N.A. serve as the securities lending agents for the International Funds and non-International Funds participating in the programs, respectively. The Funds receive cash as collateral in return for the securities and record a corresponding payable for collateral due to the respective broker. The amount of cash collateral received is maintained at a minimum level of 100% of the prior day’s market value on securities and accrued interest loaned. Collateral is reinvested in short-term securities including overnight repurchase agreements, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset rates), and money market funds. The valuation of these collateral securities is discussed in “Investment Valuations” in Note 4 of the Additional Information Associated with the Schedules of Investments. When a Fund lends its portfolio securities, it is subject to the risk that it may not be able to get the portfolio securities back from the borrower on a timely basis, in which case the Fund may lose certain investment opportunities. A Fund also is subject to the risks associated with the investments of cash collateral received from the borrower.

Notes to Schedules of Investments (Unaudited)

Cash collateral received as part of the International Funds securities lending program was invested in the following security as of November 30, 2019:

Description		Value
BMO Institutional Prime Money Market, 1.880%		$37,359,716

Fund	Value of Securities Loaned	Payable for Return of Securities Lending Collateral
Global Low Volatility Equity Fund	$716,689	$756,838
Disciplined International Equity Fund	488,061	515,014
Pyrford International Stock Fund	21,499,152	22,733,206
LGM Emerging Markets Equity Fund	12,658,185	13,354,658

Total	$35,362,087	$37,359,716

Cash collateral received as part of the non-International Funds securities lending program was jointly pooled and invested in the following securities as of November 30, 2019 (1):

Description		Value
Atlantic Asset Securitization LLC, 1.731%, 12/11/2019 (2)		$3,998,078
Atlantic Asset Securitization LLC, 2.135%, 1/07/2020 (2)		4,989,054
Bank of Nova Scotia, 1.780%, 6/18/2020 (2)		5,000,000
Bank of Nova Scotia, 1.860%, 5/08/2020 (2)		3,499,252
Bank of Nova Scotia, 1.910%, 9/03/2020 (2)		3,750,000
Bedford Row Funding Corp., 1.898% (LIBOR 1 Month + 19 Basis point), 6/25/2020 (3)		5,000,000
Bedford Row Funding Corp., 1.964% (LIBOR 3 Month + 3 Basis point), 1/23/2020 (3)		5,300,000
BlackRock Liquidity Funds FedFund Portfolio, 1.635%, 12/02/2019 (2)		57,245,676
BMO Government Money Market Fund, 2.215%, 12/02/2019 (4)		24,000,000
BMO Institutional Prime Money Market Fund, 1.880%, 12/02/2019 (4)		310,000,000
Canadian Imperial Bank of Commerce/New York NY, 1.950%, 10/09/2020 (2)		3,499,410
Collateralized Commercial Paper Co. LLC, 2.009% (LIBOR 3 Month + 11 Basis point), 8/13/2020 (3)		4,500,000
Credit Suisse AG-New York Branch, 1.930%, 3/06/2020 (2)		5,502,684
Credit Suisse AG-New York Branch, 1.930%, 4/28/2020 (2)		3,750,907
Credit Suisse AG-New York Branch, 1.930%, 5/04/2020 (2)		5,000,950
Credit Suisse AG-New York Branch, 2.251% (LIBOR 3 Month + 25 Basis point), 11/02/2020 (3)		3,750,657
Glencove Funding DAC, 1.630%, 12/04/2019 (2)		7,948,920
Glencove Funding DAC, 1.690% (LIBOR 1 Week + 10 Basis point), 4/09/2020 (3)		15,000,000
Goldman Sachs, 1.800%, 6/25/2020 (2)		5,201,474
HSBC Bank USA NA, 1.989% (LIBOR 1 Month + 23 Basis point), 3/11/2020 (3)		3,500,840
HSBC Bank USA NA, 1.994% (LIBOR 1 Month + 22 Basis point), 3/05/2020 (3)		3,750,862
JP Morgan Securities LLC, 2.019% (LIBOR 1 Month + 26 Basis point), 3/10/2020 (3)		3,500,000
JP Morgan Securities LLC, 2.232% (LIBOR 3 Month + 22 Basis point), 10/07/2020 (3)		3,750,000
Lexington Parker Capital Co. LP, 1.854%, 1/08/2020 (2)		7,235,842
Lexington Parker Capital Co. LP, 1.955%, 1/21/2020 (2)		4,986,187
LMA Americas LLC, 1.640%, 12/05/2019 (2)		17,496,811
LMA Americas LLC, 1.845%, 1/27/2020 (2)		2,991,260
LMA Americas LLC, 1.913%, 4/02/2020 (2)		7,202,935
LMA Americas LLC, 1.962%, 3/25/2020 (2)		5,465,740
LMA Americas LLC, 2.052%, 3/10/2020 (2)		3,728,750
Longship Funding LLC, 1.600%, 12/03/2019 (2)		17,498,444
Longship Funding LLC, 1.874%, 1/15/2020 (2)		4,988,312
Longship Funding LLC, 2.004%, 1/07/2020 (2)		3,492,806
Manhattan Asset Funding Co. LLC, 1.722%, 12/18/2019 (2)		3,303,315
Manhattan Asset Funding Co. LLC, 1.937%, 2/03/2020 (2)		3,352,458
Metlife Short Term Funding LLC, 1.600%, 12/03/2019 (2)		13,523,798
Mitsubishi UFJ Trust & Banking Corp., 1.900%, 2/18/2020 (2)		7,499,970
Mizuho Bank Ltd., 1.940%, 4/24/2020 (2)		5,000,935
Mizuho Bank Ltd., 2.031% (LIBOR 1 Month + 26 Basis point), 5/06/2020 (3)		5,001,215
National Bank of Canada, 1.600%, 12/04/2019 (2)		7,499,000
National Bank of Canada, 1.610%, 12/03/2019 (2)		7,499,329
Natixis S.A., 1.796%, 3/12/2020 (2)		3,502,720
Natixis S.A., 2.040% (LIBOR 1 Month + 26 Basis point), 5/15/2020 (3)		3,500,805

Notes to Schedules of Investments (Unaudited)

Description	Value
Norinchukin Bank, 1.940%, 4/29/2020 (2)	$3,750,105
Norinchukin Bank, 1.971%, 12/11/2019 (2)	5,001,095
Novartis Finance Corp., 1.560%, 12/02/2019 (2)	7,499,675
Old Line Funding LLC, 1.941% (LIBOR 1 Month + 16 Basis point), 4/01/2020 (3)	4,000,000
Old Line Funding LLC, 1.981% (LIBOR 1 Month + 21 Basis point), 4/06/2020 (3)	5,000,000
Regency Markets No. 1, Llc, 1.690%, 12/05/2019 (2)	9,998,122
Regency Markets No. 1, Llc, 1.721%, 12/17/2019 (2)	7,494,267
Regency Markets No. 1, Llc, 1.751%, 12/09/2019 (2)	4,998,056
Regency Markets No. 1, Llc, 1.751%, 12/16/2019 (2)	7,494,531
Royal Bank of Canada, 1.810%, 6/08/2020 (2)	4,000,000
Royal Bank of Canada, 1.872%, 3/13/2020 (2)	3,250,086
Sheffield Receivables Co. LLC, 1.721%, 12/10/2019 (2)	1,049,549
Sheffield Receivables Co. LLC, 1.730%, 11/26/2019 (2)	7,500,000
Sheffield Receivables Co. LLC, 1.950%, 4/16/2020 (2)	4,501,170
Sheffield Receivables Co. LLC, 2.151%, 2/28/2020 (2)	3,978,838
Skandinaviska Enskilda Banken AB, 2.235% (LIBOR 3 Month + 15 Basis point), 10/02/2020 (3)	4,751,160
Starbird Funding Corp., 1.600%, 12/03/2019 (2)	7,999,289
Starbird Funding Corp., 1.968% (LIBOR 1 Month + 26 Basis point), 3/25/2020 (3)	5,000,000
Starbird Funding Corp., 2.051% (LIBOR 1 Month + 28 Basis point), 4/06/2020 (3)	3,501,260
Sumitomo Mitsui Banking Corp., 1.978% (LIBOR 1 Month + 27 Basis point), 4/24/2020 (3)	3,750,030
Sumitomo Mitsui Banking Corp., 2.036% (LIBOR 1 Month + 25 Basis point), 3/04/2020 (3)	6,250,594
Sumitomo Mitsui Trust Bank, Ltd., 1.885% (LIBOR 1 Month + 19 Basis point), 1/31/2020 (3)	5,001,435
Thunder Bay Funding LLC, 1.889% (LIBOR 1 Month + 13 Basis point), 2/10/2020 (3)	4,000,000
Thunder Bay Funding LLC, 1.913% (LIBOR 1 Month + 18 Basis point), 3/19/2020 (3)	5,000,084
Thunder Bay Funding LLC, 2.020% (LIBOR 1 Month + 25 Basis point), 6/08/2020 (3)	9,000,000
Toronto-Dominion Bank, 1.820%, 6/15/2020 (2)	5,000,000
Toronto-Dominion Bank, 1.850%, 2/27/2020 (2)	3,500,162
Toronto-Dominion Bank, 1.970%, 9/30/2020 (2)	3,749,786
Total Fina Elf Holdings USA, Inc., 1.600%, 12/02/2019 (2)	4,999,778
Toyota Motor Credit Corp., 1.943% (LIBOR 1 Month + 18 Basis point), 4/09/2020 (3)	5,500,000
Toyota Motor Credit Corp., 1.945% (LIBOR 1 Month + 16 Basis point), 2/28/2020 (3)	7,500,000
Toyota Motor Credit Corp., 1.999% (LIBOR 3 Month + 10 Basis point), 8/18/2020 (3)	5,000,000
Victory Receivables Corp., 1.730%, 12/04/2019 (2)	5,499,207
Victory Receivables Corp., 1.740%, 12/03/2019 (2)	7,499,275
Victory Receivables Corp., 1.804%, 12/12/2019 (2)	14,492,011
Wells Fargo Bank NA, 1.890%, 8/14/2020 (2)	3,499,999
Wells Fargo Bank NA, 2.227% (LIBOR 3 Month + 20 Basis point), 1/08/2020 (3)	7,501,676
Westpac Banking Corp., 1.850%, 2/14/2020 (2)	7,251,146
Westpac Banking Corp., 2.127% (LIBOR 3 Month + 18 Basis point), 1/02/2020 (2) (3)	6,000,000

Other	(210,170)

Total	$846,761,612

Fund	Value of Securities Loaned	Payable for Return of Securities Lending Collateral
Low Volatility Equity Fund	$75,689,054	$75,930,586
Dividend Income Fund	81,973,906	82,235,494
Large-Cap Value Fund	114,316,951	114,681,748
Large-Cap Growth Fund	140,040,607	140,487,492
Mid-Cap Value Fund	45,179,442	45,323,615
Mid-Cap Growth Fund	39,025,938	39,150,474
Small-Cap Value Fund	23,762,789	23,838,619
Small-Cap Core Fund	3,467,037	3,478,101
Small-Cap Growth Fund	29,663,888	29,758,548
Short-Term Income Fund	32,540,658	32,644,499
Strategic Income Fund	16,974,080	17,028,246

Notes to Schedules of Investments (Unaudited)

Fund	Value of Securities Loaned	Payable for Return of Securities Lending Collateral
TCH Corporate Income Fund	79,974,333	80,229,540
TCH Core Plus Bond Fund	158,100,653	158,605,168
High Yield Bond Fund	3,358,764	3,369,482

Total	$844,068,100	$846,761,612

(1)	The collateral pool is managed by the fixed income group within the Adviser. Each Fund owns a pro-rata interest in the collateral pool determined by the value of securities on loan for such Fund.
(2)	Each issue shows the rate of the discount at the time of purchase.
(3)

Denotes a floating rate security. Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of November 30, 2019.

(4)	Denotes an investment in an affiliated entity. Please refer to Note , Investments in Affiliated Issuers, in the Additional Information Associated with the Schedule of Investments.

3.     Fair Value Measurements Discussion and Disclosure

Investment Valuations—Listed equity securities are valued each trading day at the last sale price or official closing price reported on a national securities exchange, including NASDAQ. Securities listed on a foreign exchange are valued each trading day at the last closing price on the principal exchange on which they are traded immediately prior to the time for determination of Net Asset Value (“NAV”) or at fair value as discussed below. Equity securities without a reported trade, U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities with maturities of 60 days or more, unlisted securities, and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Fixed income securities that are not exchange traded are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Fixed income securities with remaining maturities of 60 days or less at the time of purchase and of sufficient credit quality are valued at amortized cost, which approximates fair value. Investments in open-end registered investment companies are valued at net asset value. The money market funds use the amortized cost method to value portfolio securities in accordance with Rule 2a-7 under the Act.

Securities or other assets for which market valuations are not readily available, or are deemed to be inaccurate, are valued at fair value as determined in good faith using methods approved by the Board of Directors (the “Directors”). The Directors have established a Pricing Committee, which is responsible for determinations of fair value, subject to the supervision of the Directors. In determining fair value, the Pricing Committee takes into account all information available and any factors it deems appropriate. Consequently, the price of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that would be realized upon the sale of that security and the differences may be material to the NAV of the Fund or the financial statements presented.

Securities held in certain funds may be listed on foreign exchanges that do not value their listed securities at the same time each Fund calculates its NAV. Most foreign markets close well before each Fund values its securities, generally 3:00 p.m. (Central Time). The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.

The Pricing Committee may determine that a security needs to be fair valued if, among other things, it believes the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded, but before the time for determination of the NAV (“a subsequent event”). A subsequent event might include a company-specific development (for example, announcement of a merger that is made after the close of the foreign market), a development that might affect an entire market or region (for example, weather related events) or a potentially global development (such as a terrorist attack that may be expected to have an effect on investor expectations worldwide). The Funds have retained an independent fair value pricing service to assist in fair valuing foreign securities. The service utilizes statistical data based on historical performance of securities, markets, and other data in developing factors used to estimate a fair value.

Fair Valuation Measurement defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It establishes a fair value hierarchy that distinguishes between (2) market participant assumptions developed based on market data obtained from sources independent of the reporting issuer (observable inputs), and (3) the reporting issuer’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into fair value measurement.

Notes to Schedules of Investments (Unaudited)

In August 2018, the “FASB” issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 effective with the current reporting period as permitted by the standard. The impact of the Funds’ adoption was limited to changes in the Funds’ financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

Various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common and preferred stocks, options and futures contracts, and U.S. registered mutual funds are generally categorized as Level 1.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Fixed income securities, repurchase agreements, cash collateral received as part of the securities lending program, and securities valued by an independent fair value pricing service are generally categorized as Level 2.

Level 3 - significant unobservable inputs, including management’s own assumptions in determining the fair value of investments.

For the period ended November 30, 2019, the Funds had no investments in private investment funds, and there were no investments excluded from the fair value hierarchy. The Funds did not hold any Level 3 securities as of November 30, 2019.

The following is a summary of the inputs used, as of November 30, 2019, in valuing the Funds’ assets:

	Low Volatility Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$242,224,088	$—	$—	$242,224,088
Short-Term Investments	2,176,156	75,930,586	—	78,106,742

Total	$244,400,244	$75,930,586	$—	$320,330,830

	Dividend Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$330,428,984	$—	$—	$330,428,984
Short-Term Investments	5,309,555	82,235,494	—	87,545,049

Total	$335,738,539	$82,235,494	$—	$417,974,033

	Large-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$387,071,919	$—	$—	$387,071,919
Short-Term Investments	4,359,568	114,681,748	—	119,041,316

Total	$391,431,487	$114,681,748	$—	$506,113,235

	Large-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$477,707,748	$—	$—	$477,707,748
Short-Term Investments	6,096,219	140,487,492	—	146,583,711

Total	$483,803,967	$140,487,492	$—	$624,291,459

	Mid-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$139,152,031	$—	$—	$139,152,031
Short-Term Investments	2,491,424	45,323,615	—	47,815,039

Total	$141,643,455	$45,323,615	$—	$186,967,070

	Mid-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$101,705,927	$—	$—	$101,705,927
Short-Term Investments	861,843	39,150,474	—	40,012,317

Total	$102,567,770	$39,150,474	$—	$141,718,244

Notes to Schedules of Investments (Unaudited)

	Small-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$57,961,139	$—	$—	$57,961,139
Short-Term Investments	1,054,538	23,838,619	—	24,893,157

Total	$59,015,677	$23,838,619	$—	$82,854,296

	Small-Cap Core Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$14,710,950	$—	$—	$14,710,950
Short-Term Investments	220,983	3,478,101	—	3,699,084

Total	$14,931,933	$3,478,101	$—	$18,410,034

	Small-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$102,142,499	$—	$—	$102,142,499
Short-Term Investments	1,809,195	29,758,548	—	31,567,743

Total	$103,951,694	$29,758,548	$—	$133,710,242

	Global Low Volatility Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$96,486	$—	$—	$96,486
Bermuda	398,886	—	—	398,886
Brazil	493,996	—	—	493,996
Canada	3,634,178	—	—	3,634,178
Cayman Islands	88,563	—	—	88,563
China	335,897	—	—	335,897
Czech Republic	866,869	—	—	866,869
Denmark	69,000	—	—	69,000
France	18,993	—	—	18,993
Germany	373,225	—	—	373,225
Hong Kong	3,319,291	—	—	3,319,291
Hungary	102,469	—	—	102,469
Israel	506,726	—	—	506,726
Italy	1,304,992	—	—	1,304,992
Japan	4,188,050	—	—	4,188,050
Malaysia	608,824	—	—	608,824
Mexico	262,708	—	—	262,708
Myanmar	292,928	—	—	292,928
Netherlands	746,932	—	—	746,932
New Zealand	1,290,605	—	—	1,290,605
Philippines	1,376,873	—	—	1,376,873
Portugal	121,558	—	—	121,558
Singapore	1,934,677	—	—	1,934,677
South Africa	562,381	—	—	562,381
Spain	271,196	—	—	271,196
Switzerland	318,900	—	—	318,900
Taiwan	1,203,563	—	—	1,203,563
United Kingdom	578,414	—	—	578,414
United States	11,590,611	—	—	11,590,611
Short-Term Investments	1,403,660	—	—	1,403,660

Total	$38,361,451	$—	$—	$38,361,451

	Disciplined International Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$6,213,556	$—	$—	$6,213,556
Denmark	2,347,586	—	—	2,347,586
Finland	1,337,900	—	—	1,337,900
France	4,422,096	—	—	4,422,096
Germany	4,423,156	—	—	4,423,156
Hong Kong	2,072,679	—	—	2,072,679
Israel	756,191	—	—	756,191
Italy	2,878,363	—	—	2,878,363
Japan	13,147,035	—	—	13,147,035
Netherlands	3,344,265	—	—	3,344,265

Notes to Schedules of Investments (Unaudited)

	Disciplined International Equity Fund
	Level 1	Level 2	Level 3	Total
Norway	$1,988,210	$—	$—	$1,988,210
Singapore	1,711,625	—	—	1,711,625
Spain	743,322	—	—	743,322
Sweden	130,640	—	—	130,640
Switzerland	5,077,297	—	—	5,077,297
United Kingdom	7,605,708	—	—	7,605,708
Limited Partnership Units
Germany	216,050	—	—	216,050
Short-Term Investments	942,638	—	—	942,638

Total	$59,358,317	$—	$—	$59,358,317

	Pyrford International Stock Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$616,858,193	$—	$—	$616,858,193
Preferred Stocks	13,445,088	—	—	13,445,088
Short-Term Investments	33,828,948	—	—	33,828,948

Total	$664,132,229	$—	$—	$664,132,229

	LGM Emerging Markets Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$8,147,920	$—	$—	$8,147,920
Cayman Islands	6,268,774	—	—	6,268,774
Chile	2,701,484	—	—	2,701,484
China	47,858,796	—	—	47,858,796
Egypt	12,845,792	—	—	12,845,792
Hong Kong	24,117,045	—	—	24,117,045
India	54,181,121	—	—	54,181,121
Indonesia	16,175,489	—	—	16,175,489
Malaysia	8,377,493	—	—	8,377,493
Mexico	17,232,219	—	—	17,232,219
Netherlands	1,995,356	—	—	1,995,356
Nigeria	4,046,006	—	—	4,046,006
Peru	4,385,572	—	—	4,385,572
Philippines	8,778,612	—	—	8,778,612
Russia	6,937,147	—	—	6,937,147
South Africa	33,448,320	—	—	33,448,320
Thailand	3,562,263	—	—	3,562,263
United States	10,169,725	—	—	10,169,725
Vietnam	7,173,694	—	—	7,173,694
Common Stock Units	8,792,924	—	—	8,792,924
Short-Term Investments	23,558,017	—	—	23,558,017

Total	$310,753,769	$—	$—	$310,753,769

	Alternative Strategies Fund
	Level 1	Level 2	Level 3	Total
Assets-Long
Common Stocks
Australia	$362,634	$—	$—	$362,634
Bermuda	175,820	—	—	175,820
Canada	1,038,423	—	—	1,038,423
Cayman Islands	23,684	—	—	23,684
China	19,032	—	—	19,032
Denmark	269,761	—	—	269,761
Finland	33,370	—	—	33,370
France	138,435	—	—	138,435
Germany	14,129	—	—	14,129
Hong Kong	253,162	—	—	253,162
Indonesia	79,267	—	—	79,267
Italy	373,945	—	—	373,945
Japan	853,403	—	—	853,403
Luxembourg	58,239	—	—	58,239
Malaysia	15,443	—	—	15,443
Netherlands	176,005	—	—	176,005
New Zealand	89,997	—	—	89,997

Notes to Schedules of Investments (Unaudited)

	Alternative Strategies Fund
	Level 1	Level 2	Level 3	Total
Norway	$65,976	$—	$—	$65,976
Poland	53,564	—	—	53,564
Singapore	301,144	—	—	301,144
South Korea	236,823	—	—	236,823
Sweden	30,094	—	—	30,094
Switzerland	219,692	—	—	219,692
Taiwan	222,835	—	—	222,835
United Kingdom	687,762	—	—	687,762
United States	3,176,392	—	—	3,176,392
Short-Term Investments	22,020,018	3,874,597	—	25,894,615

Total	$30,989,049	$3,874,597	$—	$34,863,646

	Global Long/Short Equity Fund
	Level 1	Level 2	Level 3	Total
Short-Term Investments	$1,149,832	$—	$—	$1,149,832

	Ultra Short Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$599,908,215	$—	$599,908,215
Repurchase Agreements	—	1,465,963	—	1,465,963
Short-Term Investments	—	11,000,000	—	11,000,000

Total	$—	$612,374,178	$—	$612,374,178

	Short Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$149,937,554	$—	$149,937,554
Repurchase Agreements	—	405,568	—	405,568

Total	$—	$150,343,122	$—	$150,343,122

	Short-Term Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$52,316,941	$—	$52,316,941
Collateralized Mortgage Obligations	—	20,522,373	—	20,522,373
Commercial Mortgage Securities	—	13,974,121	—	13,974,121
Corporate Bonds & Notes	—	122,914,889	—	122,914,889
U.S. Government & U.S. Government Agency Obligations	—	23,650,210	—	23,650,210
U.S. Government Agency-Mortgage Securities	—	3,450,536	—	3,450,536
Short-Term Investments	8,995,637	40,285,436	—	49,281,073

Total	$8,995,637	$277,114,506	$—	$286,110,143

	Intermediate Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$1,946,555,311	$—	$1,946,555,311
Repurchase Agreements	—	2,247,492	—	2,247,492

Total	$—	$1,948,802,803	$—	$1,948,802,803

	Strategic Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$168,171	$—	$168,171
Collateralized Mortgage Obligations	—	7,933,619	—	7,933,619
Commercial Mortgage Securities	—	2,938,109	—	2,938,109
Corporate Bonds & Notes	—	56,153,345	—	56,153,345
U.S. Government & U.S. Government Agency Obligations	—	1,500,802	—	1,500,802
U.S. Government Agency-Mortgage Securities	—	5,981,683	—	5,981,683
Short-Term Investments	1,773,948	17,028,246	—	18,802,194

Total	$1,773,948	$91,703,975	$—	$93,477,923

Notes to Schedules of Investments (Unaudited)

	TCH Corporate Income Fund
	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$338,620,433	$—	$338,620,433
Municipals	—	514,735	—	514,735
Short-Term Investments	11,578,287	80,229,540	—	91,807,827

Total	$11,578,287	$419,364,708	$—	$430,942,995

	TCH Core Plus Bond Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$21,178,604	$—	$21,178,604
Collateralized Mortgage Obligations	—	25,222,144	—	25,222,144
Commercial Mortgage Securities	—	36,705,859	—	36,705,859
Corporate Bonds & Notes	—	395,290,603	—	395,290,603
Municipals	—	308,841	—	308,841
U.S. Government & U.S. Government Agency Obligations	—	247,722,057	—	247,722,057
U.S. Government Agency-Mortgage Securities	—	311,039,758	—	311,039,758
Short-Term Investments	26,050,785	158,605,169	—	184,655,954

Total	$26,050,785	$1,196,073,035	$—	$1,222,123,820

	High Yield Bond Fund
	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$8,872,796	$—	$8,872,796
Short-Term Investments	793,654	3,369,482	—	4,163,136

Total	$793,654	$12,242,278	$—	$13,035,932

	Unrealized Appreciation/(Depreciation) On Other Financial Instruments
Fund	Level 1	Level 2	Level 3	Total
Alternative Strategies Fund
Long Futures Contracts	$321,593	$—	$—	$321,593
Short Futures Contracts	(7,195)	—	—	(7,195)

Total Futures Contracts	$314,398	$—	$—	$314,398

Long Forward Contracts	$—	$223,771	$—	$223,771
Short Forwards Contracts	—	(322,250)	—	(322,250)

Total Forward Contracts	$—	$(98,479)	$—	$(98,479)

Total Return Swap Agreements	$—	$6,233,803	$—	$6,233,803

4.    Derivative Holdings and Activity Detail

Certain Funds may purchase futures contracts to manage cash flows, enhance yield, or to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from, or pays to, the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

Certain Funds may write covered call and put options on futures, swaps, securities, or currencies a Fund owns, or in which it may invest to create investment exposure consistent with their investment objectives. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received, or made, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security, or currency may be sold (called) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security, or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds also may purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included in a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security, or currency transaction to determine the realized gain or loss.

Notes to Schedules of Investments (Unaudited)

Certain Funds may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. Certain Funds may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions. The objective of foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of these Funds’ foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are marked-to-market daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

5.     Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in a BMO Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior periods may result in the Funds owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of November 30, 2019 and may include acquisitions of new investments, prior period holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

Security/Fund Description	Value, Beginning of Period	Purchases	Sales Proceeds	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain(Loss)	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions
Cash Sweep Investments in BMO Institutional Prime Money Market Fund, Premier Class, 1.880%
Low Volatility Equity Fund	$5,840,436	$42,859,187	$46,524,779	$(126)	$1,438	$2,176,156	$24,366	$—
Dividend Income Fund	28,264,217	13,746,523	36,700,468	(532)	(185)	5,309,555	33,962	—
Large-Cap Value Fund	5,888,195	109,964,384	111,493,468	(246)	703	4,359,568	29,362	—
Large-Cap Growth Fund	5	20,304,873	14,208,462	(40)	(157)	6,096,219	36,435	—
Mid-Cap Value Fund	1,259,074	8,299,539	7,066,935	(195)	(58)	2,491,425	10,566	—
Mid-Cap Growth Fund	687,000	4,326,786	4,152,085	—	142	861,843	7,391	—
Small-Cap Value Fund	511,829	3,040,881	2,498,223	(15)	66	1,054,538	3,175	—
Small-Cap Core Fund	233,030	290,875	302,900	(5)	(18)	220,982	1,006	—
Small-Cap Growth Fund	1,221,390	7,924,120	7,336,013	(52)	(250)	1,809,195	5,473	—
Global Low Volatility Equity Fund	621,645	3,004,483	2,979,282	(37)	13	646,822	4,860	—
Disciplined International Equity Fund	182,205	4,069,226	3,823,649	(4)	(155)	427,624	2,518	—
Pyrford International Stock Fund	26,959,715	47,007,036	62,868,981	(1,256)	(772)	11,095,742	94,666	—
LGM Emerging Markets Equity Fund	16,712,847	16,013,974	22,522,316	(174)	(972)	10,203,359	52,254	—
Alternative Strategies Fund	19,001,273	19,038,411	16,016,798	(2,003)	(865)	22,020,018	9,141	—
Global Long/Short Equity Fund	—	1,337,743	187,913	—	2	1,149,832	256	—
Short-Term Income Fund	3,541,770	37,027,986	31,573,881	(104)	(134)	8,995,637	31,269	—
Strategic Income Fund	1,992,682	6,705,083	6,924,036	(54)	272	1,773,947	19,569	—
TCH Corporate Income Fund	19,020,393	16,668,119	24,108,464	(944)	(817)	11,578,287	80,368	—
TCH Core Plus Bond Fund	40,249,132	125,325,561	139,525,731	(759)	2,582	26,050,785	202,444	—
High Yield Bond Fund	439,932	1,276,557	922,791	(24)	(20)	793,654	2,526	—

Security/Fund Description	Value, Beginning of Period	Purchases	Sales Proceeds	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Value, End of Period	Dividends Credited to Income
Collateral Investment for Securities on Loan in BMO Institutional Prime Money Market Fund, Premier Class, 1.880%
Disciplined International Equity Fund	$6,280,673	$7,252,790	$13,018,449	$—	$—	$515,014	$2,251
Global Low Volatility Equity Fund	743,529	3,256,698	3,243,389	—	—	756,838	538
Pyrford International Stock Fund	12,915,868	75,312,708	65,495,370	—	—	22,733,206	51,560
LGM Emerging Markets Equity Fund	1,884,447	46,357,857	34,887,646	—	—	13,354,658	82,612
Global Long/Short Equity Fund	95,094	164,385	259,480	—	—	—	33

Collateral Pool Pro Rata Allocation for Securities on Loan in BMO Government Money Market Fund, Premier Class, 2.215%
Low Volatility Equity Fund	4,368,527	22,014,429	24,230,834	—	—	2,152122	152
Dividend Income Fund	5,582,475	25,345,041	28,596,693	—	—	2,330,823	196
Large-Cap Value Fund	5,905,804	32,027,547	34,682,894	—	—	3,250,457	202
Large-Cap Growth Fund	7,435,061	39,588,042	43,041,227	—	—	3,981,876	262
Mid-Cap Value Fund	2,845,282	13,560,162	15,120,824	—	—	1,284,620	129
Mid-Cap Growth Fund	1,522,380	10,062,033	10,474,760	—	—	1,109,653	85
Small-Cap Value Fund	1,317,481	6,816,113	7,457,929	—	—	675,665	69
Small-Cap Core Fund	281,825	1,152,659	1,335,903	—	—	98,581	16
Small-Cap Growth Fund	2,341,532	9,738,980	11,237,057	—	—	843,455	115
Short-Term Income Fund	2,183,963	10,004,433	11,263,144	—	—	925,252	129
Strategic Income Fund	1,365,485	5,618,019	6,500,868	—	—	482,636	122
TCH Corporate Income Fund	5,389,867	24,627,179	27,743,078	—	—	2,273,968	345
TCH Core Plus Bond Fund	8,259,007	44,455,290	48,218,907	—	—	4,495,390	549
High Yield Bond Fund	201,313	990,070	1,095,881	—	—	95,502	17

Collateral Pool Pro Rata Allocation for Securities on Loan in BMO Institutional Prime Money Market Fund, Premier Class, 1.880%
Low Volatility Equity Fund	27,640,382	157,857	—	—	—	27,798,239	1,962
Dividend Income Fund	35,321,230	—	5,214,760	—	—	30,106,470	2,534
Large-Cap Value Fund	37,366,988	4,618,078	—	—	—	41,985,066	2,611
Large-Cap Growth Fund	47,042,842	4,389,724	—	—	—	51,432,566	3,386
Mid-Cap Value Fund	18,002,561	0	1,409,555	—	—	16,593,006	1,663
Mid-Cap Growth Fund	9,632,344	4,700,671	—	—	—	14,333,015	1,099
Small-Cap Value Fund	8,335,920	391,414	—	—	—	8,727,334	889
Small-Cap Core Fund	1,783,153	—	509,818	—	—	1,273,335	206
Small-Cap Growth Fund	14,815,253	—	3,920,628	—	—	10,894,625	1,482
Short-Term Income Fund	13,818,288	—	1,867,115	—	—	11,951,173	1,661
Strategic Income Fund	8,639,645	—	2,405,592	—	—	6,234,053	1,579
TCH Corporate Income Fund	34,102,571	—	4,730,482	—	—	29,372,089	4,461
TCH Core Plus Bond Fund	52,256,083	5,809,377	—	—	—	58,065,460	7,087
High Yield Bond Fund	1,273,740	—	40,170	—	—	1,233,570	217